UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09319

Name of Registrant:	Vanguard STAR Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2021—October 31, 2022

Item 1: Reports to Shareholders

Annual Report  |  October 31, 2022
Vanguard LifeStrategy® Funds
Vanguard LifeStrategy Income Fund
Vanguard LifeStrategy Conservative Growth Fund
Vanguard LifeStrategy Moderate Growth Fund
Vanguard LifeStrategy Growth Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended October 31, 2022, the four Vanguard LifeStrategy Funds posted returns ranging from –18.92% for the LifeStrategy Growth Fund to –15.59% for the LifeStrategy Income Fund. Each fund’s return slightly lagged that of its composite benchmark.
•	The economic backdrop deteriorated as inflation soared to multidecade highs, fueled in part by higher energy and food prices in the wake of Russia’s invasion of Ukraine. Then price increases broadened to other categories of goods and services, adding to concerns that inflation would remain stubbornly high. That prompted aggressive tightening by many central banks to bring inflation back in check and increased fears of a recession.
•	As a fund of funds, each LifeStrategy Fund provides a broadly diversified portfolio in a single fund. Each fund has a different fixed allocation to four underlying U.S. and international stock and bond index funds.
•	The underlying fund representing U.S. stocks posted a return of about –17%; the underlying fund representing U.S. bonds posted about –16%. The underlying fund representing international stocks returned about –25%, while the underlying fund representing international bonds, which includes the effect of currency hedging, returned about –12%.
Market Barometer
	Average Annual Total Returns Periods Ended October 31, 2022
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-16.38%	9.99%	10.19%
Russell 2000 Index (Small-caps)	-18.54	7.05	5.56
Russell 3000 Index (Broad U.S. market)	-16.52	9.79	9.87
FTSE All-World ex US Index (International)	-24.20	-1.16	-0.18
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	-15.69%	-3.73%	-0.50%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	-11.98	-2.18	0.37
FTSE Three-Month U.S. Treasury Bill Index	0.88	0.59	1.15
CPI
Consumer Price Index	7.75%	5.01%	3.85%
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. The LifeStrategy Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each LifeStrategy Fund.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended October 31, 2022
	Beginning Account Value 4/30/2022	Ending Account Value 10/31/2022	Expenses Paid During Period
Based on Actual Fund Return
LifeStrategy Income Fund	$1,000.00	$932.10	$0.54
LifeStrategy Conservative Growth Fund	$1,000.00	$926.90	$0.58
LifeStrategy Moderate Growth Fund	$1,000.00	$921.70	$0.63
LifeStrategy Growth Fund	$1,000.00	$916.10	$0.68
Based on Hypothetical 5% Yearly Return
LifeStrategy Income Fund	$1,000.00	$1,024.65	$0.56
LifeStrategy Conservative Growth Fund	$1,000.00	$1,024.60	$0.61
LifeStrategy Moderate Growth Fund	$1,000.00	$1,024.55	$0.66
LifeStrategy Growth Fund	$1,000.00	$1,024.50	$0.71
The calculations are based on acquired fund fees and expenses for the most recent six-month period. The underlying funds’ annualized expense figures for that period are (in order as listed from top to bottom above) 0.11%, 0.12%, 0.13%, and 0.14%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
3

LifeStrategy Income Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2012, Through October 31, 2022
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended October 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
LifeStrategy Income Fund	-15.59%	0.95%	2.60%	$12,924
Income Composite Index	-15.40	1.19	2.82	13,207
Bloomberg U.S. Aggregate Bond Index	-15.68	-0.54	0.74	10,764
Income Composite Index: Weighted 56% Bloomberg U.S. Aggregate Float Adjusted Index, 24% Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index, 12% CRSP US Total Market Index, and 8% FTSE Global All Cap ex US Index as of July 1, 2015. In prior periods, the composite was 64% Bloomberg U.S. Aggregate Float Adjusted Index, 16% Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index, 14% CRSP US Total Market Index, and 6% FTSE Global All Cap ex US Index through June 30, 2015; 80% Bloomberg U.S. Aggregate Float Adjusted Index, 14% MSCI US Broad Market Index, and 6% MSCI ACWI ex USA IMI Index through June 2, 2013; 60% Bloomberg U.S. Aggregate Float Adjusted Index, 20% Bloomberg U.S. 1–3 Year Credit Bond Index, 14% MSCI US Broad Market Index, and 6% MSCI ACWI ex USA IMI Index through November 30, 2011. International stock benchmark returns are adjusted for withholding taxes.
See Financial Highlights for dividend and capital gains information.
4

LifeStrategy Income Fund
Underlying Vanguard Funds
As of October 31, 2022
Vanguard Total Bond Market II Index Fund Investor Shares	55.6%
Vanguard Total International Bond II Index Fund Investor Shares	24.7
Vanguard Total Stock Market Index Fund Investor Shares	11.6
Vanguard Total International Stock Index Fund Investor Shares	8.1
The table reflects the fund’s investments, except for short-term investments and derivatives.
5

LifeStrategy Income Fund
Financial Statements
Schedule of Investments
As of October 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (98.6%)
U.S. Stock Fund (11.5%)
	Vanguard Total Stock Market Index Fund Investor Shares	5,453,159	514,887
International Stock Fund (7.9%)
	Vanguard Total International Stock Index Fund Investor Shares	23,419,512	355,976
U.S. Bond Fund (54.8%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	268,640,524	2,455,374
International Bond Fund (24.4%)
[1]	Vanguard Total International Bond II Index Fund Investor Shares	126,239,825	1,090,712
Total Investment Companies (Cost $4,484,667)			4,416,949
Temporary Cash Investments (1.4%)
Money Market Fund (1.4%)
[1]	Vanguard Market Liquidity Fund, 3.117% (Cost $62,307)	623,271	62,315
Total Investments (100.0%) (Cost $4,546,974)			4,479,264
Other Assets and Liabilities—Net (0.0%)			(412)
Net Assets (100%)			4,478,852
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2022	258	28,533	(1,781)
E-mini S&P 500 Index	December 2022	175	33,976	(1,912)
				(3,693)

See accompanying Notes, which are an integral part of the Financial Statements.
6

LifeStrategy Income Fund
Statement of Assets and Liabilities
As of October 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $4,546,974)	4,479,264
Cash Collateral Pledged—Futures Contracts	2,266
Receivables for Investment Securities Sold	2,713
Receivables for Accrued Income	6,669
Receivables for Capital Shares Issued	947
Total Assets	4,491,859
Liabilities
Due to Custodian	1
Payables for Investment Securities Purchased	6,668
Payables for Capital Shares Redeemed	5,986
Variation Margin Payable—Futures Contracts	352
Total Liabilities	13,007
Net Assets	4,478,852
At October 31, 2022, net assets consisted of:

Paid-in Capital	4,629,086
Total Distributable Earnings (Loss)	(150,234)
Net Assets	4,478,852

Net Assets
Applicable to 317,948,604 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,478,852
Net Asset Value Per Share	$14.09
See accompanying Notes, which are an integral part of the Financial Statements.
7

LifeStrategy Income Fund
Statement of Operations

Year Ended October 31, 2022
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	124,952
Net Investment Income—Note B	124,952
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	15,767
Affiliated Funds Sold	(96,470)
Futures Contracts	(5,053)
Realized Net Gain (Loss)	(85,756)
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(933,877)
Futures Contracts	(4,318)
Change in Unrealized Appreciation (Depreciation)	(938,195)
Net Increase (Decrease) in Net Assets Resulting from Operations	(898,999)
See accompanying Notes, which are an integral part of the Financial Statements.
8

LifeStrategy Income Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2022 ($000)	2021 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	124,952	90,626
Realized Net Gain (Loss)	(85,756)	132,011
Change in Unrealized Appreciation (Depreciation)	(938,195)	118,389
Net Increase (Decrease) in Net Assets Resulting from Operations	(898,999)	341,026
Distributions
Total Distributions	(235,026)	(116,945)
Capital Share Transactions
Issued	761,305	1,720,466
Issued in Lieu of Cash Distributions	213,820	107,211
Redeemed	(1,460,330)	(1,556,234)
Net Increase (Decrease) from Capital Share Transactions	(485,205)	271,443
Total Increase (Decrease)	(1,619,230)	495,524
Net Assets
Beginning of Period	6,098,082	5,602,558
End of Period	4,478,852	6,098,082
See accompanying Notes, which are an integral part of the Financial Statements.
9

LifeStrategy Income Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$17.40	$16.73	$16.24	$15.08	$15.56
Investment Operations
Net Investment Income[1]	.368	.261	.393	.425	.376
Capital Gain Distributions Received[1]	.046	.092	—	—	.002
Net Realized and Unrealized Gain (Loss) on Investments	(3.042)	.656	.501	1.284	(.470)
Total from Investment Operations	(2.628)	1.009	.894	1.709	(.092)
Distributions
Dividends from Net Investment Income	(.365)	(.264)	(.401)	(.435)	(.368)
Distributions from Realized Capital Gains	(.317)	(.075)	(.003)	(.114)	(.020)
Total Distributions	(.682)	(.339)	(.404)	(.549)	(.388)
Net Asset Value, End of Period	$14.09	$17.40	$16.73	$16.24	$15.08
Total Return[2]	-15.59%	6.06%	5.60%	11.60%	-0.63%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,479	$6,098	$5,603	$4,714	$4,012
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.34%	1.51%	2.39%	2.72%	2.43%
Portfolio Turnover Rate	26%	7%	17%	6%	9%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
10

LifeStrategy Income Fund
Notes to Financial Statements
Vanguard LifeStrategy Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2022, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
11

LifeStrategy Income Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended October 31, 2022, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
12

LifeStrategy Income Fund
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At October 31, 2022, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.  Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	8,907
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(19,879)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	(139,262)
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	136,812	112,209
Long-Term Capital Gains	98,214	4,736
Total	235,026	116,945
*	Includes short-term capital gains, if any.
13

LifeStrategy Income Fund
As of October 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,618,526
Gross Unrealized Appreciation	367,301
Gross Unrealized Depreciation	(506,563)
Net Unrealized Appreciation (Depreciation)	(139,262)
E.  Capital shares issued and redeemed were:
	Year Ended October 31,
	2022 Shares (000)	2021 Shares (000)

Issued	47,495	99,477
Issued in Lieu of Cash Distributions	13,145	6,216
Redeemed	(93,141)	(90,166)
Net Increase (Decrease) in Shares Outstanding	(32,501)	15,527
14

LifeStrategy Income Fund
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Oct. 31, 2022 Market Value ($000)
Vanguard Market Liquidity Fund	44,285	NA1	NA1	(19)	8	628	1	62,315
Vanguard Total Bond Market II Index Fund	3,359,198	114,561	450,225	(60,344)	(507,816)	61,282	6,627	2,455,374
Vanguard Total International Bond Index Fund	1,409,267	45,924	1,291,051	(89,043)	(75,097)	36,785	9,139	—
Vanguard Total International Bond II Index Fund	88,929	1,118,843	62,244	(3,395)	(51,421)	4,441	—	1,090,712
Vanguard Total International Stock Index Fund	486,848	37,521	39,501	(2,215)	(126,677)	13,770	—	355,976
Vanguard Total Stock Market Index Fund	709,381	43,174	123,340	58,546	(172,874)	8,046	—	514,887
Total	6,097,908	1,360,023	1,966,361	(96,470)	(933,877)	124,952	15,767	4,479,264
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Management has determined that no events or transactions occurred subsequent to October 31, 2022, that would require recognition or disclosure in these financial statements.
15

LifeStrategy Conservative Growth Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2012, Through October 31, 2022
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended October 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
LifeStrategy Conservative Growth Fund	-16.67%	2.26%	4.31%	$15,252
Conservative Growth Composite Index	-16.30	2.59	4.57	15,630
Dow Jones U.S. Total Stock Market Float Adjusted Index	-16.94	9.72	12.36	32,058
Conservative Growth Composite Index: Weighted 42% Bloomberg U.S. Aggregate Float Adjusted Index, 24% CRSP US Total Market Index, 18% Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index, and 16% FTSE Global All Cap ex US Index as of July 1, 2015. In prior periods, the composite was 48% Bloomberg U.S. Aggregate Float Adjusted Index, 28% CRSP US Total Market Index, 12% Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index, and 12% FTSE Global All Cap ex US Index through June 30, 2015; 60% Bloomberg U.S. Aggregate Float Adjusted Index, 28% MSCI US Broad Market Index, and 12% MSCI ACWI ex USA IMI Index through June 2, 2013; 40% Bloomberg U.S. Aggregate Float Adjusted Index, 28% MSCI US Broad Market Index, 20% Bloomberg U.S. 1–3 Year Credit Bond Index, and 12% MSCI ACWI ex USA IMI Index through November 30, 2011. International stock benchmark returns are adjusted for withholding taxes.
See Financial Highlights for dividend and capital gains information.
16

LifeStrategy Conservative Growth Fund
Underlying Vanguard Funds
As of October 31, 2022
Vanguard Total Bond Market II Index Fund Investor Shares	41.2%
Vanguard Total Stock Market Index Fund Investor Shares	24.6
Vanguard Total International Bond II Index Fund Investor Shares	18.5
Vanguard Total International Stock Index Fund Investor Shares	15.7
The table reflects the fund’s investments, except for short-term investments and derivatives.
17

LifeStrategy Conservative Growth Fund
Financial Statements
Schedule of Investments
As of October 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (98.7%)
U.S. Stock Fund (24.3%)
	Vanguard Total Stock Market Index Fund Investor Shares	25,436,138	2,401,680
International Stock Fund (15.5%)
	Vanguard Total International Stock Index Fund Investor Shares	101,176,732	1,537,886
U.S. Bond Fund (40.7%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	441,011,557	4,030,846
International Bond Fund (18.2%)
[1]	Vanguard Total International Bond II Index Fund Investor Shares	208,837,687	1,804,357
Total Investment Companies (Cost $8,457,291)			9,774,769
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[1]	Vanguard Market Liquidity Fund, 3.117% (Cost $124,280)	1,243,185	124,294
Total Investments (100.0%) (Cost $8,581,571)			9,899,063
Other Assets and Liabilities—Net (0.0%)			387
Net Assets (100%)			9,899,450
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2022	463	51,205	(3,194)
E-mini S&P 500 Index	December 2022	387	75,136	(4,228)
				(7,422)

See accompanying Notes, which are an integral part of the Financial Statements.
18

LifeStrategy Conservative Growth Fund
Statement of Assets and Liabilities
As of October 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $8,581,571)	9,899,063
Cash	4
Cash Collateral Pledged—Futures Contracts	4,797
Receivables for Investment Securities Sold	6,975
Receivables for Accrued Income	10,996
Receivables for Capital Shares Issued	2,351
Total Assets	9,924,186
Liabilities
Payables for Investment Securities Purchased	10,996
Payables for Capital Shares Redeemed	13,005
Variation Margin Payable—Futures Contracts	735
Total Liabilities	24,736
Net Assets	9,899,450
At October 31, 2022, net assets consisted of:

Paid-in Capital	8,589,050
Total Distributable Earnings (Loss)	1,310,400
Net Assets	9,899,450

Net Assets
Applicable to 524,650,169 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,899,450
Net Asset Value Per Share	$18.87
See accompanying Notes, which are an integral part of the Financial Statements.
19

LifeStrategy Conservative Growth Fund
Statement of Operations

Year Ended October 31, 2022
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	255,424
Net Investment Income—Note B	255,424
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	23,652
Affiliated Funds Sold	(12,721)
Futures Contracts	(11,478)
Realized Net Gain (Loss)	(547)
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(2,328,982)
Futures Contracts	(7,496)
Change in Unrealized Appreciation (Depreciation)	(2,336,478)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,081,601)
See accompanying Notes, which are an integral part of the Financial Statements.
20

LifeStrategy Conservative Growth Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2022 ($000)	2021 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	255,424	188,678
Realized Net Gain (Loss)	(547)	312,437
Change in Unrealized Appreciation (Depreciation)	(2,336,478)	981,031
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,081,601)	1,482,146
Distributions
Total Distributions	(527,977)	(367,554)
Capital Share Transactions
Issued	1,390,898	2,449,137
Issued in Lieu of Cash Distributions	488,773	343,703
Redeemed	(2,116,235)	(1,951,410)
Net Increase (Decrease) from Capital Share Transactions	(236,564)	841,430
Total Increase (Decrease)	(2,846,142)	1,956,022
Net Assets
Beginning of Period	12,745,592	10,789,570
End of Period	9,899,450	12,745,592
See accompanying Notes, which are an integral part of the Financial Statements.
21

LifeStrategy Conservative Growth Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$23.66	$21.49	$20.79	$19.29	$19.85
Investment Operations
Net Investment Income[1]	.472	.360	.488	.521	.466
Capital Gain Distributions Received[1]	.044	.089	—	—	.002
Net Realized and Unrealized Gain (Loss) on Investments	(4.327)	2.435	.715	1.715	(.520)
Total from Investment Operations	(3.811)	2.884	1.203	2.236	(.052)
Distributions
Dividends from Net Investment Income	(.471)	(.362)	(.494)	(.531)	(.457)
Distributions from Realized Capital Gains	(.508)	(.352)	(.009)	(.205)	(.051)
Total Distributions	(.979)	(.714)	(.503)	(.736)	(.508)
Net Asset Value, End of Period	$18.87	$23.66	$21.49	$20.79	$19.29
Total Return[2]	-16.67%	13.57%	5.89%	11.94%	-0.33%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,899	$12,746	$10,790	$10,473	$9,248
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.23%	1.55%	2.32%	2.61%	2.34%
Portfolio Turnover Rate	21%	5%	23%	9%	11%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
22

LifeStrategy Conservative Growth Fund
Notes to Financial Statements
Vanguard LifeStrategy Conservative Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2022, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
23

LifeStrategy Conservative Growth Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended October 31, 2022, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
24

LifeStrategy Conservative Growth Fund
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At October 31, 2022, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	13,399
Total Distributable Earnings (Loss)	(13,399)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	14,659
Undistributed Long-Term Gains	72,744
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	1,222,997
25

LifeStrategy Conservative Growth Fund
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	269,724	244,687
Long-Term Capital Gains	258,253	122,867
Total	527,977	367,554
*	Includes short-term capital gains, if any.
As of October 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	8,676,066
Gross Unrealized Appreciation	2,060,111
Gross Unrealized Depreciation	(837,114)
Net Unrealized Appreciation (Depreciation)	1,222,997
E.  Capital shares issued and redeemed were:
	Year Ended October 31,
	2022 Shares (000)	2021 Shares (000)

Issued	64,014	106,088
Issued in Lieu of Cash Distributions	22,157	15,061
Redeemed	(100,129)	(84,545)
Net Increase (Decrease) in Shares Outstanding	(13,958)	36,604
26

LifeStrategy Conservative Growth Fund
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Oct. 31, 2022 Market Value ($000)
Vanguard Market Liquidity Fund	144,995	NA1	NA1	(35)	14	1,320	2	124,294
Vanguard Total Bond Market II Index Fund	5,229,723	234,239	523,603	(66,620)	(842,893)	98,169	10,521	4,030,846
Vanguard Total International Bond Index Fund	2,023,674	66,415	1,844,898	(111,525)	(133,666)	53,286	13,129	—
Vanguard Total International Bond II Index Fund	177,826	1,797,430	72,015	(3,542)	(95,342)	7,730	—	1,804,357
Vanguard Total International Stock Index Fund	2,015,008	104,008	22,299	(2,368)	(556,463)	58,682	—	1,537,886
Vanguard Total Stock Market Index Fund	3,148,629	149,512	367,198	171,369	(700,632)	36,237	—	2,401,680
Total	12,739,855	2,351,604	2,830,013	(12,721)	(2,328,982)	255,424	23,652	9,899,063
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Management has determined that no events or transactions occurred subsequent to October 31, 2022, that would require recognition or disclosure in these financial statements.
27

LifeStrategy Moderate Growth Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2012, Through October 31, 2022
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended October 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
LifeStrategy Moderate Growth Fund	-17.80%	3.44%	5.94%	$17,811
Moderate Growth Composite Index	-17.31	3.87	6.25	18,336
Dow Jones U.S. Total Stock Market Float Adjusted Index	-16.94	9.72	12.36	32,058
Moderate Growth Composite Index: Weighted 36% CRSP US Total Market Index, 28% Bloomberg U.S. Aggregate Float Adjusted Index, 24% FTSE Global All Cap ex US Index, and 12% Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index as of July 1, 2015. In prior periods, the composite was 42% CRSP US Total Market Index, 32% Bloomberg U.S. Aggregate Float Adjusted Index, 18% FTSE Global All Cap ex US Index, and 8% Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index through June 30, 2015; 42% MSCI US Broad Market Index, 40% Bloomberg U.S. Aggregate Float Adjusted Index, and 18% MSCI ACWI ex USA IMI Index through June 2, 2013. International stock benchmark returns are adjusted for withholding taxes.
See Financial Highlights for dividend and capital gains information.
28

LifeStrategy Moderate Growth Fund
Underlying Vanguard Funds
As of October 31, 2022
Vanguard Total Stock Market Index Fund Investor Shares	37.0%
Vanguard Total Bond Market II Index Fund Investor Shares	27.2
Vanguard Total International Stock Index Fund Investor Shares	23.7
Vanguard Total International Bond II Index Fund Investor Shares	12.1
The table reflects the fund’s investments, except for short-term investments and derivatives.
29

LifeStrategy Moderate Growth Fund
Financial Statements
Schedule of Investments
As of October 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (98.7%)
U.S. Stock Fund (36.6%)
	Vanguard Total Stock Market Index Fund Investor Shares	68,616,799	6,478,798
International Stock Fund (23.3%)
	Vanguard Total International Stock Index Fund Investor Shares	272,113,961	4,136,133
U.S. Bond Fund (26.8%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	519,777,515	4,750,767
International Bond Fund (12.0%)
[1]	Vanguard Total International Bond II Index Fund Investor Shares	245,485,416	2,120,994
Total Investment Companies (Cost $13,035,677)			17,486,692
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[1]	Vanguard Market Liquidity Fund, 3.117% (Cost $227,636)	2,276,899	227,644
Total Investments (100.0%) (Cost $13,263,313)			17,714,336
Other Assets and Liabilities—Net (0.0%)			3,814
Net Assets (100%)			17,718,150
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2022	938	103,737	(6,479)
E-mini S&P 500 Index	December 2022	670	130,080	(7,277)
				(13,756)

See accompanying Notes, which are an integral part of the Financial Statements.
30

LifeStrategy Moderate Growth Fund
Statement of Assets and Liabilities
As of October 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $13,263,313)	17,714,336
Cash Collateral Pledged—Futures Contracts	8,583
Receivables for Investment Securities Sold	10,246
Receivables for Accrued Income	13,162
Receivables for Capital Shares Issued	4,954
Total Assets	17,751,281
Liabilities
Due to Custodian	5
Payables for Investment Securities Purchased	13,161
Payables for Capital Shares Redeemed	18,638
Variation Margin Payable—Futures Contracts	1,327
Total Liabilities	33,131
Net Assets	17,718,150
At October 31, 2022, net assets consisted of:

Paid-in Capital	13,180,386
Total Distributable Earnings (Loss)	4,537,764
Net Assets	17,718,150

Net Assets
Applicable to 652,997,964 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,718,150
Net Asset Value Per Share	$27.13
See accompanying Notes, which are an integral part of the Financial Statements.
31

LifeStrategy Moderate Growth Fund
Statement of Operations

Year Ended October 31, 2022
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	436,334
Net Investment Income—Note B	436,334
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	26,808
Affiliated Funds Sold	14,057
Futures Contracts	(24,990)
Realized Net Gain (Loss)	15,875
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(4,369,230)
Futures Contracts	(14,503)
Change in Unrealized Appreciation (Depreciation)	(4,383,733)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,931,524)
See accompanying Notes, which are an integral part of the Financial Statements.
32

LifeStrategy Moderate Growth Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2022 ($000)	2021 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	436,334	333,680
Realized Net Gain (Loss)	15,875	472,470
Change in Unrealized Appreciation (Depreciation)	(4,383,733)	3,010,206
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,931,524)	3,816,356
Distributions
Total Distributions	(853,151)	(669,965)
Capital Share Transactions
Issued	2,274,859	3,699,564
Issued in Lieu of Cash Distributions	803,562	632,929
Redeemed	(2,870,120)	(2,842,408)
Net Increase (Decrease) from Capital Share Transactions	208,301	1,490,085
Total Increase (Decrease)	(4,576,374)	4,636,476
Net Assets
Beginning of Period	22,294,524	17,658,048
End of Period	17,718,150	22,294,524
See accompanying Notes, which are an integral part of the Financial Statements.
33

LifeStrategy Moderate Growth Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$34.35	$29.27	$28.29	$26.26	$26.90
Investment Operations
Net Investment Income[1]	.660	.528	.633	.673	.616
Capital Gain Distributions Received[1]	.041	.082	—	—	.002
Net Realized and Unrealized Gain (Loss) on Investments	(6.612)	5.561	1.012	2.403	(.622)
Total from Investment Operations	(5.911)	6.171	1.645	3.076	(.004)
Distributions
Dividends from Net Investment Income	(.655)	(.537)	(.647)	(.684)	(.593)
Distributions from Realized Capital Gains	(.654)	(.554)	(.018)	(.362)	(.043)
Total Distributions	(1.309)	(1.091)	(.665)	(1.046)	(.636)
Net Asset Value, End of Period	$27.13	$34.35	$29.27	$28.29	$26.26
Total Return[2]	-17.80%	21.38%	5.89%	12.20%	-0.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,718	$22,295	$17,658	$17,282	$15,395
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.17%	1.60%	2.23%	2.50%	2.26%
Portfolio Turnover Rate	15%	5%	21%	9%	12%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
34

LifeStrategy Moderate Growth Fund
Notes to Financial Statements
Vanguard LifeStrategy Moderate Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2022, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
35

LifeStrategy Moderate Growth Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended October 31, 2022, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
36

LifeStrategy Moderate Growth Fund
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At October 31, 2022, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	15,738
Total Distributable Earnings (Loss)	(15,738)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	101,602
Undistributed Long-Term Gains	100,511
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	4,335,651
37

LifeStrategy Moderate Growth Fund
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	460,390	414,208
Long-Term Capital Gains	392,761	255,757
Total	853,151	669,965
*	Includes short-term capital gains, if any.
As of October 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	13,378,685
Gross Unrealized Appreciation	5,453,816
Gross Unrealized Depreciation	(1,118,165)
Net Unrealized Appreciation (Depreciation)	4,335,651
E.  Capital shares issued and redeemed were:
	Year Ended October 31,
	2022 Shares (000)	2021 Shares (000)

Issued	73,381	112,669
Issued in Lieu of Cash Distributions	24,842	19,766
Redeemed	(94,248)	(86,616)
Net Increase (Decrease) in Shares Outstanding	3,975	45,819
38

LifeStrategy Moderate Growth Fund
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Oct. 31, 2022 Market Value ($000)
Vanguard Market Liquidity Fund	225,800	NA1	NA1	(60)	8	2,402	5	227,644
Vanguard Total Bond Market II Index Fund	6,001,454	287,849	478,996	(62,669)	(996,871)	114,441	12,152	4,750,767
Vanguard Total International Bond Index Fund	2,258,271	74,195	2,057,920	(135,799)	(138,747)	59,544	14,651	—
Vanguard Total International Bond II Index Fund	323,826	2,024,286	102,726	(4,953)	(119,439)	9,626	—	2,120,994
Vanguard Total International Stock Index Fund	5,288,123	330,437	12,291	(1,305)	(1,468,831)	153,668	—	4,136,133
Vanguard Total Stock Market Index Fund	8,186,084	255,296	536,075	218,843	(1,645,350)	96,653	—	6,478,798
Total	22,283,558	2,972,063	3,188,008	14,057	(4,369,230)	436,334	26,808	17,714,336
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Management has determined that no events or transactions occurred subsequent to October 31, 2022, that would require recognition or disclosure in these financial statements.
39

LifeStrategy Growth Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2012, Through October 31, 2022
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended October 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
LifeStrategy Growth Fund	-18.92%	4.57%	7.52%	$20,656
Growth Composite Index	-18.42	5.02	7.86	21,304
Dow Jones U.S. Total Stock Market Float Adjusted Index	-16.94	9.72	12.36	32,058
Growth Composite Index: Weighted 48% CRSP US Total Market Index, 32% FTSE Global All Cap ex US Index, 14% Bloomberg U.S. Aggregate Float Adjusted Index, and 6% Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index as of July 1, 2015. In prior periods, the composite was 56% CRSP US Total Market Index, 24% FTSE Global All Cap ex US Index, 16% Bloomberg U.S. Aggregate Float Adjusted Index, and 4% Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index through June 30, 2015; 56% MSCI US Broad Market Index, 24% MSCI ACWI ex USA IMI Index, and 20% Bloomberg U.S. Aggregate Float Adjusted Index through June 2, 2013. International stock benchmark returns are adjusted for withholding taxes.
See Financial Highlights for dividend and capital gains information.
40

LifeStrategy Growth Fund
Underlying Vanguard Funds
As of October 31, 2022
Vanguard Total Stock Market Index Fund Investor Shares	49.6%
Vanguard Total International Stock Index Fund Investor Shares	31.1
Vanguard Total Bond Market II Index Fund Investor Shares	13.3
Vanguard Total International Bond II Index Fund Investor Shares	6.0
The table reflects the fund’s investments, except for short-term investments and derivatives.
41

LifeStrategy Growth Fund
Financial Statements
Schedule of Investments
As of October 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (98.7%)
U.S. Stock Fund (48.9%)
	Vanguard Total Stock Market Index Fund Investor Shares	89,544,859	8,454,825
International Stock Fund (30.7%)
	Vanguard Total International Stock Index Fund Investor Shares	348,443,079	5,296,335
U.S. Bond Fund (13.1%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	248,506,393	2,271,348
International Bond Fund (6.0%)
[1]	Vanguard Total International Bond II Index Fund Investor Shares	119,279,949	1,030,579
Total Investment Companies (Cost $10,965,645)			17,053,087
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[1]	Vanguard Market Liquidity Fund, 3.117% (Cost $217,508)	2,175,583	217,515
Total Investments (100.0%) (Cost $11,183,153)			17,270,602
Other Assets and Liabilities—Net (0.0%)			7,078
Net Assets (100%)			17,277,680
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2022	876	96,880	(6,047)
E-mini S&P 500 Index	December 2022	649	126,003	(7,090)
				(13,137)

See accompanying Notes, which are an integral part of the Financial Statements.
42

LifeStrategy Growth Fund
Statement of Assets and Liabilities
As of October 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $11,183,153)	17,270,602
Cash Collateral Pledged—Futures Contracts	8,247
Receivables for Investment Securities Sold	7,222
Receivables for Accrued Income	6,556
Receivables for Capital Shares Issued	10,751
Total Assets	17,303,378
Liabilities
Payables for Investment Securities Purchased	6,553
Payables for Capital Shares Redeemed	17,872
Variation Margin Payable—Futures Contracts	1,273
Total Liabilities	25,698
Net Assets	17,277,680
At October 31, 2022, net assets consisted of:

Paid-in Capital	11,141,125
Total Distributable Earnings (Loss)	6,136,555
Net Assets	17,277,680

Net Assets
Applicable to 488,574,754 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,277,680
Net Asset Value Per Share	$35.36
See accompanying Notes, which are an integral part of the Financial Statements.
43

LifeStrategy Growth Fund
Statement of Operations

Year Ended October 31, 2022
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	411,472
Net Investment Income—Note B	411,472
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	12,582
Affiliated Funds Sold	474
Futures Contracts	(28,586)
Realized Net Gain (Loss)	(15,530)
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(4,447,213)
Futures Contracts	(13,347)
Change in Unrealized Appreciation (Depreciation)	(4,460,560)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,064,618)
See accompanying Notes, which are an integral part of the Financial Statements.
44

LifeStrategy Growth Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2022 ($000)	2021 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	411,472	327,913
Realized Net Gain (Loss)	(15,530)	377,994
Change in Unrealized Appreciation (Depreciation)	(4,460,560)	4,122,230
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,064,618)	4,828,137
Distributions
Total Distributions	(760,951)	(659,652)
Capital Share Transactions
Issued	2,265,945	3,007,819
Issued in Lieu of Cash Distributions	721,005	630,036
Redeemed	(2,332,651)	(2,482,647)
Net Increase (Decrease) from Capital Share Transactions	654,299	1,155,208
Total Increase (Decrease)	(4,171,270)	5,323,693
Net Assets
Beginning of Period	21,448,950	16,125,257
End of Period	17,277,680	21,448,950
See accompanying Notes, which are an integral part of the Financial Statements.
45

LifeStrategy Growth Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$45.26	$36.15	$34.92	$32.44	$33.11
Investment Operations
Net Investment Income[1]	.845	.705	.740	.789	.742
Capital Gain Distributions Received[1]	.026	.051	—	—	.001
Net Realized and Unrealized Gain (Loss) on Investments	(9.175)	9.813	1.246	3.029	(.685)
Total from Investment Operations	(8.304)	10.569	1.986	3.818	.058
Distributions
Dividends from Net Investment Income	(.851)	(.709)	(.749)	(.798)	(.714)
Distributions from Realized Capital Gains	(.745)	(.750)	(.007)	(.540)	(.014)
Total Distributions	(1.596)	(1.459)	(.756)	(1.338)	(.728)
Net Asset Value, End of Period	$35.36	$45.26	$36.15	$34.92	$32.44
Total Return[2]	-18.92%	29.69%	5.74%	12.34%	0.09%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,278	$21,449	$16,125	$15,906	$14,140
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.14%	0.14%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.12%	1.65%	2.12%	2.38%	2.19%
Portfolio Turnover Rate	8%	4%	13%	6%	10%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
46

LifeStrategy Growth Fund
Notes to Financial Statements
Vanguard LifeStrategy Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2022, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
47

LifeStrategy Growth Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended October 31, 2022, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
48

LifeStrategy Growth Fund
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At October 31, 2022, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	8,444
Total Distributable Earnings (Loss)	(8,444)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	88,511
Undistributed Long-Term Gains	20,937
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	6,027,107
49

LifeStrategy Growth Fund
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	420,504	367,145
Long-Term Capital Gains	340,447	292,507
Total	760,951	659,652
*	Includes short-term capital gains, if any.
As of October 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	11,243,495
Gross Unrealized Appreciation	6,802,807
Gross Unrealized Depreciation	(775,700)
Net Unrealized Appreciation (Depreciation)	6,027,107
E.  Capital shares issued and redeemed were:
	Year Ended October 31,
	2022 Shares (000)	2021 Shares (000)

Issued	55,988	70,741
Issued in Lieu of Cash Distributions	16,959	15,392
Redeemed	(58,280)	(58,347)
Net Increase (Decrease) in Shares Outstanding	14,667	27,786
50

LifeStrategy Growth Fund
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Oct. 31, 2022 Market Value ($000)
Vanguard Market Liquidity Fund	237,374	NA1	NA1	(55)	7	2,293	6	217,515
Vanguard Total Bond Market II Index Fund	2,822,083	197,103	240,882	(35,136)	(471,820)	54,725	5,758	2,271,348
Vanguard Total International Bond Index Fund	1,050,968	34,568	957,293	(68,811)	(59,432)	27,750	6,818	—
Vanguard Total International Bond II Index Fund	157,939	996,955	61,226	(2,504)	(60,585)	4,795	—	1,030,579
Vanguard Total International Stock Index Fund	6,786,910	408,256	6,547	(429)	(1,891,855)	197,442	—	5,296,335
Vanguard Total Stock Market Index Fund	10,384,518	197,191	270,765	107,409	(1,963,528)	124,467	—	8,454,825
Total	21,439,792	1,834,073	1,536,713	474	(4,447,213)	411,472	12,582	17,270,602
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Management has determined that no events or transactions occurred subsequent to October 31, 2022, that would require recognition or disclosure in these financial statements.
51

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard STAR Funds and Shareholders of Vanguard LifeStrategy Income Fund, Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Moderate Growth Fund and Vanguard LifeStrategy Growth Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard LifeStrategy Income Fund, Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Moderate Growth Fund and Vanguard LifeStrategy Growth Fund (four of the funds constituting Vanguard STAR Funds, hereafter collectively referred to as the "Funds") as of October 31, 2022, the related statements of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2022 and each of the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
 /s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 15, 2022
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
52

Tax information (unaudited) for Vanguard LifeStrategy Funds
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction for corporate shareholders.
Fund	Percentage
LifeStrategy Income Fund	5.9%
LifeStrategy Conservative Growth Fund	12.9
LifeStrategy Moderate Growth Fund	19.9
LifeStrategy Growth Fund	27.0
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified dividend income for individual shareholders for the fiscal year.
Fund	($000)
LifeStrategy Income Fund	21,670
LifeStrategy Conservative Growth Fund	88,339
LifeStrategy Moderate Growth Fund	210,424
LifeStrategy Growth Fund	261,793
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
LifeStrategy Income Fund	20,170
LifeStrategy Conservative Growth Fund	32,425
LifeStrategy Moderate Growth Fund	38,114
LifeStrategy Growth Fund	18,663
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the funds are qualified short-term capital gains.
The following amounts were distributed as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Fund	($000)
LifeStrategy Income Fund	98,214
LifeStrategy Conservative Growth Fund	271,652
LifeStrategy Moderate Growth Fund	408,499
LifeStrategy Growth Fund	348,891
53

The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, are hereby designated as ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
Fund	Percentage
Vanguard LifeStrategy Income Fund	74.6%
Vanguard LifeStrategy Conservative Growth Fund	58.5
Vanguard LifeStrategy Moderate Growth Fund	39.5
Vanguard LifeStrategy Growth Fund	20.7
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated to shareholders as foreign source income and foreign taxes paid. Shareholders will receive more detailed information with their Form 1099-DIV to determine the calendar-year amounts to be included on their tax returns.
Fund	Foreign Source Income ($000)	Foreign Taxes Paid ($000)
LifeStrategy Income Fund	27,889	1,103
LifeStrategy Conservative Growth Fund	78,136	3,916
LifeStrategy Moderate Growth Fund	172,193	9,626
LifeStrategy Growth Fund	200,789	11,965
54

"Bloomberg®," Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Aggregate Float Adjusted Index, and Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (the Indices) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the Indices (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The LifeStrategy Funds are not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the LifeStrategy Funds or any member of the public regarding the advisability of investing in securities generally or in the LifeStrategy Funds particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Indices, which are determined, composed and calculated by BISL without regard to Vanguard or the LifeStrategy Funds. Bloomberg has no obligation to take the needs of Vanguard or the owners of the LifeStrategy Funds into consideration in determining, composing or calculating the Indices. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the LifeStrategy Funds to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to the LifeStrategy Funds’ customers, in connection with the administration, marketing or trading of the LifeStrategy Funds.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE LIFESTRATEGY FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDICES OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE LIFESTRATEGY FUNDS OR THE INDICES OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2022 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2022, Bloomberg. All rights reserved.
55

This page intentionally left blank.

The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 206 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.

1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. McIsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q880 122022

Annual Report  |  October 31, 2022
Vanguard STAR® Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	The 12 months ended October 31, 2022, were a volatile, challenging period for financial markets. Vanguard STAR Fund returned –21.07%, lagging the –16.24% return of its composite index.
•	The global economic backdrop deteriorated as inflation reached multidecade highs, notably in energy and food prices after Russia invaded Ukraine in February. Many central banks tightened aggressively to try to rein in inflation, which increased fears of a recession.
•	As a fund of funds, the STAR Fund reflects the results of 10 underlying actively managed Vanguard funds. Of those, the seven stock funds made up about 63% of fund assets.
•	Returns of the five underlying U.S. stock funds ranged from about –39% for Vanguard U.S. Growth Fund to about –3% for Vanguard Windsor Fund. For the two underlying international stock funds, Vanguard International Growth Fund returned about –41% and Vanguard International Value Fund returned about –21%.
•	The three underlying U.S. bond funds posted returns ranging from about –31% for Vanguard Long-Term Investment-Grade Fund to about –8% for Vanguard Short-Term Investment-Grade Fund.
•	For the 10 years ended October 31, the fund’s average annual return was 7.16%, ahead of the 6.78% return of its composite index.
Market Barometer
	Average Annual Total Returns Periods Ended October 31, 2022
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-16.38%	9.99%	10.19%
Russell 2000 Index (Small-caps)	-18.54	7.05	5.56
Russell 3000 Index (Broad U.S. market)	-16.52	9.79	9.87
FTSE All-World ex US Index (International)	-24.20	-1.16	-0.18
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	-15.69%	-3.73%	-0.50%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	-11.98	-2.18	0.37
FTSE Three-Month U.S. Treasury Bill Index	0.88	0.59	1.15
CPI
Consumer Price Index	7.75%	5.01%	3.85%
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. The STAR Fund has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the STAR Fund.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended October 31, 2022
STAR Fund	Beginning Account Value 4/30/2022	Ending Account Value 10/31/2022	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$ 922.00	$1.50
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.64	1.58
The calculations are based on acquired fund fees and expenses for the most recent six-month period. The underlying funds' annualized expense figure for that period is 0.31%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
3

STAR Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2012, Through October 31, 2022
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended October 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
STAR Fund	-21.07%	4.64%	7.16%	$19,971
STAR Composite Index	-16.24	4.74	6.78	19,277
Dow Jones U.S. Total Stock Market Float Adjusted Index	-16.94	9.72	12.36	32,058
STAR Composite Index: 43.75% MSCI US Broad Market Index, 25% Bloomberg U.S. Aggregate Bond Index, 12.5% Bloomberg U.S. 1–5 Year Credit Bond Index, and 18.75% MSCI All Country World Index ex USA. MSCI international benchmark returns are adjusted for withholding taxes.
See Financial Highlights for dividend and capital gains information.
4

STAR Fund
Underlying Vanguard Funds
As of October 31, 2022
Vanguard WindsorTM II Fund Investor Shares	14.6%
Vanguard Short-Term Investment-Grade Fund Investor Shares	12.5
Vanguard GNMA Fund Investor Shares	12.5
Vanguard U.S. Growth Fund Investor Shares	12.0
Vanguard Long-Term Investment-Grade Fund Investor Shares	11.6
Vanguard International Value Fund Investor Shares	9.8
Vanguard International Growth Fund Investor Shares	8.5
Vanguard Windsor Fund Investor Shares	8.2
Vanguard PRIMECAP Fund Investor Shares	6.4
Vanguard ExplorerTM Fund Investor Shares	3.9
The table reflects the fund's investments, except for short-term investments.
5

STAR Fund
Financial Statements
Schedule of Investments
As of October 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Stock Funds (45.2%)
Vanguard Windsor II Fund Investor Shares	78,013,965	3,072,970
Vanguard U.S. Growth Fund Investor Shares	60,933,152	2,523,851
Vanguard Windsor Fund Investor Shares	75,578,068	1,718,646
Vanguard PRIMECAP Fund Investor Shares	9,878,201	1,349,560
Vanguard Explorer Fund Investor Shares	8,309,752	828,482
		9,493,509
International Stock Funds (18.2%)
Vanguard International Value Fund Investor Shares	62,234,420	2,051,246
Vanguard International Growth Fund Investor Shares	64,772,952	1,781,904
		3,833,150
U.S. Bond Funds (36.6%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	268,698,971	2,630,563
Vanguard GNMA Fund Investor Shares	292,090,188	2,617,128
Vanguard Long-Term Investment-Grade Fund Investor Shares	332,043,694	2,433,880
		7,681,571
Total Investment Companies (Cost $16,185,636)		21,008,230
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 3.117% (Cost $—)	1	—
Total Investments (100.0%) (Cost $16,185,636)		21,008,230
Other Assets and Liabilities—Net (0.0%)		(4,330)
Net Assets (100%)		21,003,900
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
6

STAR Fund
Statement of Assets and Liabilities
As of October 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $16,185,636)	21,008,230
Receivables for Investment Securities Sold	5,658
Receivables for Accrued Income	21,306
Receivables for Capital Shares Issued	5,216
Total Assets	21,040,410
Liabilities
Due to Custodian	4,393
Payables for Investment Securities Purchased	21,303
Payables for Capital Shares Redeemed	10,814
Total Liabilities	36,510
Net Assets	21,003,900
At October 31, 2022, net assets consisted of:

Paid-in Capital	14,882,299
Total Distributable Earnings (Loss)	6,121,601
Net Assets	21,003,900

Net Assets
Applicable to 832,562,548 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	21,003,900
Net Asset Value Per Share	$25.23
See accompanying Notes, which are an integral part of the Financial Statements.
7

STAR Fund
Statement of Operations

Year Ended October 31, 2022
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	397,795
Net Investment Income—Note B	397,795
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	1,566,920
Affiliated Funds Sold	61,145
Realized Net Gain (Loss)	1,628,065
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(7,912,481)
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,886,621)
See accompanying Notes, which are an integral part of the Financial Statements.
8

STAR Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2022 ($000)	2021 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	397,795	338,165
Realized Net Gain (Loss)	1,628,065	1,325,785
Change in Unrealized Appreciation (Depreciation)	(7,912,481)	4,349,025
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,886,621)	6,012,975
Distributions
Total Distributions	(1,815,415)	(1,670,043)
Capital Share Transactions
Issued	1,106,088	2,701,591
Issued in Lieu of Cash Distributions	1,711,923	1,581,904
Redeemed	(3,104,390)	(3,164,809)
Net Increase (Decrease) from Capital Share Transactions	(286,379)	1,118,686
Total Increase (Decrease)	(7,988,415)	5,461,618
Net Assets
Beginning of Period	28,992,315	23,530,697
End of Period	21,003,900	28,992,315
See accompanying Notes, which are an integral part of the Financial Statements.
9

STAR Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$34.17	$29.01	$27.51	$26.10	$27.15
Investment Operations
Net Investment Income[1]	.464	.395	.515	.576	.537
Capital Gain Distributions Received[1]	1.827	.960	.797	1.177	.711
Net Realized and Unrealized Gain (Loss) on Investments	(9.076)	5.846	1.816	1.310	(1.070)
Total from Investment Operations	(6.785)	7.201	3.128	3.063	.178
Distributions
Dividends from Net Investment Income	(.449)	(.405)	(.544)	(.613)	(.514)
Distributions from Realized Capital Gains	(1.706)	(1.636)	(1.084)	(1.040)	(.714)
Total Distributions	(2.155)	(2.041)	(1.628)	(1.653)	(1.228)
Net Asset Value, End of Period	$25.23	$34.17	$29.01	$27.51	$26.10
Total Return[2]	-21.07%	25.52%	11.75%	12.72%	0.54%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,004	$28,992	$23,531	$22,225	$20,798
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.31%	0.31%	0.31%	0.31%	0.31%
Ratio of Net Investment Income to Average Net Assets	1.61%	1.21%	1.87%	2.20%	1.98%
Portfolio Turnover Rate	12%	9%	26%	14%	11%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
10

STAR Fund
Notes to Financial Statements
Vanguard STAR Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds. The fund invests 60% to 70% of its net assets in stock funds (predominantly large-capitalization U.S. stock funds), 20% to 30% in intermediate- to long-term bond funds, and 10% to 20% in a short-term bond fund. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund
11

STAR Fund
Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended October 31, 2022, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At October 31, 2022, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
12

STAR Fund
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	125,041
Total Distributable Earnings (Loss)	(125,041)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	87,288
Undistributed Long-Term Gains	1,237,494
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	4,796,819
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	771,885	434,394
Long-Term Capital Gains	1,043,530	1,235,649
Total	1,815,415	1,670,043
*	Includes short-term capital gains, if any.
As of October 31, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	16,211,411
Gross Unrealized Appreciation	6,505,151
Gross Unrealized Depreciation	(1,708,332)
Net Unrealized Appreciation (Depreciation)	4,796,819
13

STAR Fund
E.  Capital shares issued and redeemed were:
	Year Ended October 31,
	2022 Shares (000)	2021 Shares (000)

Issued	37,095	83,323
Issued in Lieu of Cash Distributions	54,502	50,691
Redeemed	(107,465)	(96,582)
Net Increase (Decrease) in Shares Outstanding	(15,868)	37,432
F.   Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Oct. 31, 2022 Market Value ($000)
Vanguard Explorer Fund	1,077,280	145,686	—	—	(394,484)	1,979	143,708	828,482
Vanguard GNMA Fund	3,562,980	177,445	627,813	(44,459)	(451,025)	55,729	—	2,617,128
Vanguard International Growth Fund	2,668,969	556,776	—	—	(1,443,841)	20,361	283,484	1,781,904
Vanguard International Value Fund	2,724,170	112,596	106,435	(6,767)	(672,318)	67,687	44,909	2,051,246
Vanguard Long-Term Investment-Grade Fund	3,605,372	253,455	163,731	(23,677)	(1,237,539)	111,988	62,465	2,433,880
Vanguard Market Liquidity Fund	—	NA [1]	NA [1]	—	—	3	—	—
Vanguard PRIMECAP Fund	1,798,854	165,608	190,663	(356)	(423,883)	11,553	154,055	1,349,560
Vanguard Short-Term Investment-Grade Fund	3,555,083	163,408	765,041	(50,070)	(272,817)	53,896	12,927	2,630,563
Vanguard U.S. Growth Fund	3,569,979	852,224	95,468	14,963	(1,817,847)	59	397,514	2,523,851
Vanguard Windsor Fund	2,272,370	235,046	510,632	79,847	(357,985)	27,424	207,622	1,718,646
Vanguard Windsor II Fund	4,158,724	307,352	644,028	91,664	(840,742)	47,116	260,236	3,072,970
Total	28,993,781	2,969,596	3,103,811	61,145	(7,912,481)	397,795	1,566,920	21,008,230
1	Not applicable—purchases and sales are for temporary cash investment purposes.
14

STAR Fund
G.  Management has determined that no events or transactions occurred subsequent to October 31, 2022, that would require recognition or disclosure in these financial statements.
15

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard STAR Funds and Shareholders of Vanguard STAR Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard STAR Fund (one of the funds constituting Vanguard STAR Funds, referred to hereafter as the "Fund") as of October 31, 2022, the related statement of operations for the year ended October 31, 2022, the statement of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 15, 2022
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
16

Tax information (unaudited)
For corporate shareholders, 13.7%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $200,592,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for individual shareholders for the fiscal year.
The fund hereby designates $5,166,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $1,168,333,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund hereby designates 26.9%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible  to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund designates to shareholders foreign source income of $98,544,000 and foreign taxes paid of $10,495,000, or if subsequently determined to be different, the maximum amounts allowable by law. Shareholders will receive more detailed information with their Form 1099-DIV to determine the calendar-year amounts to be included on their tax returns.
17

"Bloomberg®," and Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. 1–5 Year Credit Bond Index (the Indices), are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the Indices (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The STAR Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the STAR Fund or any member of the public regarding the advisability of investing in securities generally or in the STAR Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Indices, which are determined, composed and calculated by BISL without regard to Vanguard or the STAR Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the STAR Fund into consideration in determining, composing or calculating the Indices. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the STAR Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to the STAR Fund’s customers, in connection with the administration, marketing or trading of the STAR Funds.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE STAR FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDICES OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE STAR FUND OR THE INDICES OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2022 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2022, Bloomberg. All rights reserved.
18

This page intentionally left blank.

The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 206 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.

1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. McIsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q560 122022

Annual Report  |  October 31, 2022
Vanguard Total International Stock Index Fund

Contents
Your Fund’s Performance at a Glance	1
About Your Fund's Expenses	2
Performance Summary	4
Financial Statements	7
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	The 12 months ended October 31, 2022, were a volatile, challenging period for financial markets. Returns for Vanguard Total International Stock Index Fund ranged from –24.70% for Investor Shares to –24.61% for Institutional Select Shares.
•	The economic backdrop deteriorated as inflation soared to multidecade highs, fueled in part by higher energy and food prices in the wake of Russia’s invasion of Ukraine. Then price increases broadened to other categories of goods and services, adding to concerns that inflation would remain stubbornly high. That prompted aggressive tightening by many central banks to bring inflation back in check and increased fears of a recession.
•	European stocks, which represent more than a third of the fund’s benchmark index, detracted most from its return, particularly those of Germany and France.
•	The majority of the fund’s 11 market sectors declined for the 12 months. Consumer discretionary, financials, industrials, and technology were relative laggards.
Market Barometer
	Average Annual Total Returns Periods Ended October 31, 2022
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-16.38%	9.99%	10.19%
Russell 2000 Index (Small-caps)	-18.54	7.05	5.56
Russell 3000 Index (Broad U.S. market)	-16.52	9.79	9.87
FTSE All-World ex US Index (International)	-24.20	-1.16	-0.18
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	-15.69%	-3.73%	-0.50%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	-11.98	-2.18	0.37
FTSE Three-Month U.S. Treasury Bill Index	0.88	0.59	1.15
CPI
Consumer Price Index	7.75%	5.01%	3.85%

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended October 31, 2022
	Beginning Account Value 4/30/2022	Ending Account Value 10/31/2022	Expenses Paid During Period
Based on Actual Fund Return
Total International Stock Index Fund
Investor Shares	$1,000.00	$ 860.10	$0.80
ETF Shares	1,000.00	860.40	0.33
Admiral™ Shares	1,000.00	860.70	0.52
Institutional Shares	1,000.00	860.60	0.38
Institutional Plus Shares	1,000.00	860.60	0.33
Institutional Select Shares	1,000.00	860.80	0.23
Based on Hypothetical 5% Yearly Return
Total International Stock Index Fund
Investor Shares	$1,000.00	$1,024.35	$0.87
ETF Shares	1,000.00	1,024.85	0.36
Admiral Shares	1,000.00	1,024.65	0.56
Institutional Shares	1,000.00	1,024.80	0.41
Institutional Plus Shares	1,000.00	1,024.85	0.36
Institutional Select Shares	1,000.00	1,024.95	0.26
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are: 0.17% for Investor Shares, 0.07% for ETF Shares, 0.11% for Admiral Shares, 0.08% for Institutional Shares, 0.07% for Institutional Plus Shares, and 0.049% for Institutional Select Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

Total International Stock Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2012, Through October 31, 2022
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended October 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Total International Stock Index Fund Investor Shares	-24.70%	-0.48%	3.53%	$ 14,143
Spliced Total International Stock Index	-24.65	-0.30	3.67	14,338
Spliced Total International Stock Index: MSCI ACWI ex USA IMI Index through June 2, 2013; and FTSE Global All Cap ex US Index thereafter. Benchmark returns are adjusted for withholding taxes.

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Total International Stock Index Fund ETF Shares Net Asset Value	-24.64%	-0.39%	3.62%	$14,264
Total International Stock Index Fund ETF Shares Market Price	-24.77	-0.41	3.60	14,242
Spliced Total International Stock Index	-24.65	-0.30	3.67	14,338

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Total International Stock Index Fund Admiral Shares	-24.65%	-0.41%	3.60%	$14,241
Spliced Total International Stock Index	-24.65	-0.30	3.67	14,338

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Total International Stock Index Fund Institutional Shares	-24.63%	-0.39%	3.62%	$ 7,137,181
Spliced Total International Stock Index	-24.65	-0.30	3.67	7,168,771

See Financial Highlights for dividend and capital gains information.

Total International Stock Index Fund
	Average Annual Total Returns Periods Ended October 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $100,000,000 Investment
Total International Stock Index Fund Institutional Plus Shares	-24.63%	-0.38%	3.64%	$ 142,959,170
Spliced Total International Stock Index	-24.65	-0.30	3.67	143,375,420

	One Year	Five Years	Since Inception (6/24/2016)	Final Value of a $5,000,000,000 Investment
Total International Stock Index Fund Institutional Select Shares	-24.61%	-0.35%	4.46%	$6,598,836,500
FTSE Global All Cap ex US Index	-24.65	-0.30	4.41	6,576,940,000
“Since Inception” performance is calculated from the Institutional Select Shares’ inception date for both the fund and its comparative standard(s).
Cumulative Returns of ETF Shares: October 31, 2012, Through October 31, 2022
	One Year	Five Years	Ten Years
Total International Stock Index Fund ETF Shares Market Price	-24.77%	-2.06%	42.42%
Total International Stock Index Fund ETF Shares Net Asset Value	-24.64	-1.91	42.64
Spliced Total International Stock Index	-24.65	-1.50	43.38
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.

Total International Stock Index Fund
Fund Allocation
As of October 31, 2022

Japan	15.3%
United Kingdom	10.0
Canada	8.1
China	7.0
France	6.5
Switzerland	5.8
Australia	5.5
India	5.0
Germany	4.7
Taiwan	4.0
South Korea	3.3
Netherlands	2.5
Sweden	2.2
Brazil	2.1
Denmark	1.6
Hong Kong	1.6
Italy	1.6
Spain	1.5
Saudi Arabia	1.4
South Africa	1.0
Other	9.3
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

Total International Stock Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.5%)
Argentina (0.0%)
*	Ternium Argentina SA	390	—
Australia (5.4%)
	Commonwealth Bank of Australia	22,766,213	1,526,402
	CSL Ltd.	6,414,358	1,148,269
	BHP Group Ltd. (XASX)	40,018,035	961,241
	National Australia Bank Ltd.	42,340,183	879,492
	Westpac Banking Corp.	46,444,733	717,152
	Australia & New Zealand Banking Group Ltd.	41,084,360	673,115
	BHP Group Ltd.	27,076,249	646,304
	Macquarie Group Ltd.	4,632,665	502,565
	Woodside Energy Group Ltd. (XASX)	20,318,871	469,741
	Wesfarmers Ltd.	15,091,867	437,952
	Transurban Group	40,947,463	347,355
	Woolworths Group Ltd.	16,189,377	341,884
	Rio Tinto Ltd.	4,952,160	281,033
	Goodman Group	24,480,702	266,367
	Amcor plc	20,045,834	232,797
	Aristocrat Leisure Ltd.	8,930,121	211,965
	Fortescue Metals Group Ltd.	21,228,473	199,994
	Santos Ltd.	40,938,846	199,850
	Coles Group Ltd.	16,930,021	177,015
	QBE Insurance Group Ltd.	19,767,721	154,879
	South32 Ltd.	62,065,991	142,396
	Brambles Ltd.	18,513,538	138,606
*	Telstra Group Ltd.	54,394,906	136,391
	Sonic Healthcare Ltd.	6,406,907	134,132
	James Hardie Industries plc	5,908,689	129,004
	Scentre Group	69,307,610	128,983
	Newcrest Mining Ltd. (XASX)	11,138,845	123,366
	Suncorp Group Ltd.	16,847,749	123,242
	Computershare Ltd.	7,168,962	116,051
*	Pilbara Minerals Ltd.	35,192,211	114,384
	Woodside Energy Group Ltd.	4,892,708	113,885
	ASX Ltd.	2,583,933	111,958
	Cochlear Ltd.	855,357	109,266
	APA Group	15,754,468	106,065
	Mineral Resources Ltd.	2,225,146	104,319
	Insurance Australia Group Ltd.	32,878,669	103,204
	Ramsay Health Care Ltd.	2,333,769	87,538
	Northern Star Resources Ltd.	15,211,140	84,895
*	Xero Ltd.	1,688,141	83,831
	Origin Energy Ltd.	22,951,902	81,998
	Atlas Arteria Ltd.	19,370,767	81,547
	IGO Ltd.	8,303,123	81,204
*	Lottery Corp. Ltd.	29,595,874	81,192
	Treasury Wine Estates Ltd.	9,654,032	80,001
	WiseTech Global Ltd.	2,113,466	78,162
	Endeavour Group Ltd.	16,910,056	77,403
	Stockland	31,932,992	73,577
*	Allkem Ltd.	7,790,846	71,985
	Dexus	14,414,864	71,831
	GPT Group	25,666,540	70,931
	Mirvac Group	52,740,525	69,879
	OZ Minerals Ltd.	4,365,102	67,589
	Medibank Pvt Ltd.	36,806,716	66,277
	SEEK Ltd.	4,665,736	64,228
		Shares	Market Value• ($000)
*	Lynas Rare Earths Ltd.	12,025,642	64,142
	BlueScope Steel Ltd.	6,298,516	63,426
	Washington H Soul Pattinson & Co. Ltd.	3,539,349	63,340
	Vicinity Ltd.	50,357,352	62,779
	Incitec Pivot Ltd.	25,944,850	62,396
	Whitehaven Coal Ltd.	10,676,072	62,015
	carsales.com Ltd.	4,471,130	57,918
	Ampol Ltd.	3,177,024	55,413
	Aurizon Holdings Ltd.	23,555,485	54,587
	Orica Ltd.	5,990,719	53,289
	Charter Hall Group	6,301,072	52,304
	REA Group Ltd.	670,997	52,006
	Lendlease Corp. Ltd.	9,212,510	51,229
	Cleanaway Waste Management Ltd.	27,505,681	47,577
	ALS Ltd.	6,440,715	47,114
	Worley Ltd.	4,988,042	45,561
	IDP Education Ltd.	2,399,823	45,277
	Bendigo & Adelaide Bank Ltd.	7,523,912	43,433
	Steadfast Group Ltd.	12,908,367	41,820
*	Qantas Airways Ltd.	11,054,272	41,307
[1]	Bank of Queensland Ltd.	8,558,350	40,304
	Challenger Ltd.	8,969,514	40,303
	JB Hi-Fi Ltd.	1,447,052	39,667
	AGL Energy Ltd.	9,003,485	39,226
	Qube Holdings Ltd.	22,266,241	38,765
*	AMP Ltd.	43,520,745	35,096
	Metcash Ltd.	12,851,896	33,738
[1]	Domino's Pizza Enterprises Ltd.	810,968	33,066
	Altium Ltd.	1,454,213	32,835
*	NEXTDC Ltd.	6,080,361	32,263
	Iluka Resources Ltd.	5,616,604	31,119
	Ansell Ltd.	1,706,632	30,810
	Evolution Mining Ltd.	23,019,924	30,537
	Alumina Ltd.	33,607,612	29,045
	Technology One Ltd.	3,710,810	28,547
	Reece Ltd.	2,849,006	28,290
*,1	Liontown Resources Ltd.	22,960,511	27,645
	nib holdings Ltd.	6,140,509	26,276
	Downer EDI Ltd.	9,024,179	25,935
	Shopping Centres Australasia Property Group	14,825,664	25,822
	National Storage REIT	15,365,702	25,712
	Nine Entertainment Co. Holdings Ltd.	19,389,362	25,606
	Charter Hall Long Wale REIT	8,790,078	24,510
[1]	Breville Group Ltd.	1,901,918	24,100
	Beach Energy Ltd.	23,564,451	24,096
	Seven Group Holdings Ltd.	1,899,978	22,280
	Orora Ltd.	11,383,617	22,090
	Reliance Worldwide Corp. Ltd.	10,547,768	21,671
*	Star Entertainment Group Ltd.	11,465,746	21,569
*	Paladin Energy Ltd.	38,937,698	21,081
	Perseus Mining Ltd.	18,051,115	21,024
	Harvey Norman Holdings Ltd.	7,869,691	20,936
	Eagers Automotive Ltd.	2,605,375	20,655
[2]	Viva Energy Group Ltd.	11,259,413	20,438
*,1	Flight Centre Travel Group Ltd.	1,907,021	20,297
*,1	Core Lithium Ltd.	22,572,323	19,957
[1]	Pro Medicus Ltd.	557,812	19,873
	CSR Ltd.	6,505,670	19,272
	Bapcor Ltd.	4,512,573	19,082

Total International Stock Index Fund
		Shares	Market Value• ($000)
	HomeCo Daily Needs REIT	23,133,486	18,929
[1]	ARB Corp. Ltd.	1,013,450	18,817
	Champion Iron Ltd.	6,160,580	18,531
	Nufarm Ltd.	5,099,109	18,173
	Tabcorp Holdings Ltd.	29,383,706	18,141
	Premier Investments Ltd.	1,087,290	17,412
	Insignia Financial Ltd.	8,568,263	17,273
	BWP Trust	6,560,613	17,161
	Charter Hall Retail REIT	6,657,987	17,144
	Elders Ltd.	2,037,681	16,989
*,1	Webjet Ltd.	5,027,746	16,979
	Corporate Travel Management Ltd.	1,505,954	16,813
	Sims Ltd.	2,144,896	16,770
	Waypoint REIT Ltd.	9,538,332	16,654
	IRESS Ltd.	2,492,214	16,176
	Pendal Group Ltd.	5,124,258	16,096
	GrainCorp Ltd. Class A	2,991,204	16,080
	Healius Ltd.	7,181,666	15,732
	TPG Telecom Ltd.	4,840,156	15,184
	AUB Group Ltd.	1,141,394	15,102
	Deterra Royalties Ltd.	5,680,114	14,904
*,3	AVZ Minerals Ltd.	33,065,566	14,848
	Link Administration Holdings Ltd.	6,620,605	14,479
	Super Retail Group Ltd.	2,196,350	14,441
	Lifestyle Communities Ltd.	1,256,349	14,104
	Centuria Industrial REIT	7,102,757	13,803
*	EVT Ltd.	1,440,996	13,758
	IPH Ltd.	2,158,064	13,725
*,1	Sayona Mining Ltd.	89,256,096	13,407
*	Syrah Resources Ltd.	8,724,239	13,326
	Ingenia Communities Group	4,975,985	12,487
	InvoCare Ltd.	1,880,268	12,296
	Abacus Property Group	6,847,380	12,275
	Gold Road Resources Ltd.	14,117,816	12,200
*,1	De Grey Mining Ltd.	18,003,213	12,179
*	Chalice Mining Ltd.	4,459,204	12,176
[1]	Perpetual Ltd.	761,715	12,138
*,1	Lake Resources NL	17,985,122	12,129
	HUB24 Ltd.	747,043	12,113
	Sandfire Resources Ltd.	5,429,843	12,093
[1]	Magellan Financial Group Ltd.	1,868,590	11,848
[2]	Coronado Global Resources Inc.	9,803,887	11,697
	Brickworks Ltd.	799,020	11,313
	Lovisa Holdings Ltd.	710,265	11,058
	Arena REIT	4,376,824	11,023
[1]	New Hope Corp. Ltd.	2,991,913	10,869
	Monadelphous Group Ltd.	1,179,374	10,310
	Centuria Capital Group	9,312,082	10,034
*,1	PolyNovo Ltd.	7,769,258	9,898
	Charter Hall Social Infrastructure REIT	4,441,968	9,864
*,1	Telix Pharmaceuticals Ltd.	2,213,881	9,814
*	ioneer Ltd.	27,497,947	9,745
	GUD Holdings Ltd.	1,890,947	9,726
	Johns Lyng Group Ltd.	2,320,980	9,650
	Costa Group Holdings Ltd.	5,852,168	9,523
	Tassal Group Ltd.	2,856,605	9,486
*	Omni Bridgeway Ltd.	3,276,993	9,434
	NRW Holdings Ltd.	5,755,797	9,393
*,1,2	Life360 Inc.	2,126,883	9,349
[1]	Credit Corp. Group Ltd.	784,989	9,331
	Genworth Mortgage Insurance Australia Ltd.	5,261,287	9,133
*	West African Resources Ltd.	13,782,921	9,126
*	Karoon Energy Ltd.	6,707,446	9,121
[1]	Regis Resources Ltd.	9,335,005	9,102
*	Capricorn Metals Ltd.	4,049,221	8,782
	Cromwell Property Group	19,399,574	8,700
	Netwealth Group Ltd.	1,110,026	8,620
		Shares	Market Value• ($000)
	Collins Foods Ltd.	1,418,170	8,515
	Rural Funds Group	5,209,336	8,499
	Nickel Industries Ltd.	18,170,430	8,492
	Data#3 Ltd.	1,921,693	8,466
[1]	Boral Ltd.	4,525,922	8,339
[1]	APM Human Services International Ltd.	3,965,570	8,302
*,1	Imugene Ltd.	74,457,174	8,301
	Blackmores Ltd.	190,294	8,270
*,1	Nanosonics Ltd.	3,146,626	8,248
	Bega Cheese Ltd.	3,984,270	8,183
	Growthpoint Properties Australia Ltd.	3,790,287	8,069
*	Silver Lake Resources Ltd.	11,298,491	8,001
[1]	Newcrest Mining Ltd. (XTSE)	721,560	7,961
	Platinum Asset Management Ltd.	6,918,059	7,920
	GQG Partners Inc.	8,334,270	7,642
	McMillan Shakespeare Ltd.	885,666	7,422
	United Malt Grp Ltd.	3,608,376	7,179
	Domain Holdings Australia Ltd.	3,350,774	7,141
*	Nearmap Ltd.	5,315,702	6,989
*,1	PEXA Group Ltd.	706,564	6,982
*,1	Megaport Ltd.	1,787,949	6,935
*,1	Vulcan Energy Resources Ltd.	1,408,662	6,841
[1]	G8 Education Ltd.	11,068,149	6,832
	Hansen Technologies Ltd.	2,163,042	6,812
	Austal Ltd.	4,248,259	6,764
	Pinnacle Investment Management Group Ltd.	1,287,143	6,690
	Imdex Ltd.	5,059,931	6,605
[1]	Clinuvel Pharmaceuticals Ltd.	514,899	6,429
[1]	Home Consortium Ltd.	2,066,731	6,319
*	Bellevue Gold Ltd.	13,098,263	6,183
	Adbri Ltd.	6,041,651	6,091
*,1	Jervois Global Ltd.	19,271,526	6,043
	Hotel Property Investments Ltd.	3,023,171	6,006
	Ventia Services Group Pty. Ltd.	3,336,425	5,902
	Jumbo Interactive Ltd.	657,379	5,724
*	Perenti Ltd.	9,314,351	5,708
	Sigma Healthcare Ltd.	13,883,775	5,626
	Centuria Office REIT	5,795,807	5,583
*	SiteMinder Ltd.	2,785,505	5,528
*	Mincor Resources NL	6,313,098	5,421
*,1	Novonix Ltd.	3,126,738	5,339
	Select Harvests Ltd.	1,550,323	5,260
	Ramelius Resources Ltd.	11,093,646	5,207
	oOh!media Ltd.	6,421,460	5,194
	Kelsian Group Ltd.	1,716,319	5,136
*	Judo Capital Holdings Ltd.	6,859,563	5,120
*,1	Temple & Webster Group Ltd.	1,432,669	5,100
*	Australian Agricultural Co. Ltd.	4,458,510	4,993
*,1	Leo Lithium Ltd.	12,448,299	4,908
*	OFX Group Ltd.	2,831,738	4,816
*,1	Calix Ltd.	1,835,212	4,777
*	Eclipx Group Ltd.	3,894,397	4,658
	GWA Group Ltd.	3,544,622	4,602
*,1	Neometals Ltd.	6,422,866	4,543
*	Cooper Energy Ltd.	33,662,392	4,531
*,1	BrainChip Holdings Ltd.	11,030,277	4,521
	Dexus Industria REIT	2,634,920	4,465
*	Macquarie Telecom Group Ltd.	122,026	4,463
[1]	Dicker Data Ltd.	639,375	4,407
	GDI Property Group Partnership	8,681,158	4,382
	Oceania Healthcare Ltd.	8,769,017	4,379
*,1	Mesoblast Ltd.	7,479,704	4,373
	Estia Health Ltd.	2,953,384	4,330
*,1	Audinate Group Ltd.	824,943	4,296
*,1	Tyro Payments Ltd.	4,395,020	4,291
	Australian Ethical Investment Ltd.	1,434,516	4,243
	Myer Holdings Ltd.	10,450,274	4,241

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Accent Group Ltd.	4,348,777	4,115
	Inghams Group Ltd.	2,532,634	4,097
[1]	29Metals Ltd.	3,436,408	4,069
	MyState Ltd.	1,555,597	4,059
	Nick Scali Ltd.	621,504	4,003
	Codan Ltd.	1,611,670	3,993
	Infomedia Ltd.	4,967,664	3,905
*,1	Mayne Pharma Group Ltd.	21,826,666	3,771
	Integral Diagnostics Ltd.	2,231,308	3,752
[1]	Australian Clinical Labs Ltd.	1,724,780	3,733
*,1	PointsBet Holdings Ltd.	2,854,659	3,716
	SmartGroup Corp. Ltd.	1,139,983	3,594
*	Seven West Media Ltd.	11,972,169	3,587
*	St. Barbara Ltd.	10,805,474	3,518
[1]	Emeco Holdings Ltd.	6,891,988	3,463
[1]	Service Stream Ltd.	7,369,673	3,462
*,1	Aussie Broadband Ltd.	2,300,832	3,439
[1]	Praemium Ltd.	6,116,166	3,259
*,1	Zip Co. Ltd.	7,922,510	3,078
*,1	Opthea Ltd.	4,693,492	2,917
*,1	Incannex Healthcare Ltd.	18,079,992	2,883
	Baby Bunting Group Ltd.	1,582,241	2,833
	Money3 Corp. Ltd.	2,248,313	2,808
*	Alkane Resources Ltd.	6,086,193	2,663
	Australian Finance Group Ltd.	2,423,852	2,606
*,1	Paradigm Biopharmaceuticals Ltd.	2,740,920	2,520
*	Superloop Ltd.	5,149,544	2,468
[1]	Bravura Solutions Ltd.	3,147,480	2,457
*	Westgold Resources Ltd.	5,227,088	2,441
	Pact Group Holdings Ltd.	2,600,946	2,386
	Appen Ltd.	1,463,107	2,370
*,1	Mount Gibson Iron Ltd.	9,325,729	2,239
[1]	Regis Healthcare Ltd.	1,637,087	2,137
*,1	Carnarvon Energy Ltd.	22,711,398	2,105
	Cedar Woods Properties Ltd.	820,222	2,072
	Macmahon Holdings Ltd.	22,877,873	2,047
	Southern Cross Media Group Ltd.	3,265,480	2,016
*,1	Bubs Australia Ltd.	8,350,570	1,994
	SG Fleet Group Ltd.	1,501,305	1,930
*,1	Resolute Mining Ltd.	14,802,173	1,896
*,1	Kogan.com Ltd.	891,112	1,869
*,1	Starpharma Holdings Ltd. Class A	5,100,825	1,745
*,1,3	Australian Strategic Materials Ltd.	1,333,510	1,720
	Jupiter Mines Ltd.	13,500,043	1,681
*,1	Betmakers Technology Group Ltd.	9,483,079	1,665
[1]	Humm Group Ltd.	5,286,874	1,621
*,1	Fineos Corp. Ltd.	1,667,420	1,602
	Ardent Leisure Group Ltd.	4,896,145	1,533
*,1	City Chic Collective Ltd.	1,840,023	1,531
	Navigator Global Investments Ltd.	2,107,055	1,509
*,1	AMA Group Ltd.	7,903,107	1,231
*,1	EML Payments Ltd.	4,254,377	1,097
*	Aurelia Metals Ltd.	15,952,422	1,072
*,1	Andromeda Metals Ltd.	38,614,346	987
*	Nuix Ltd.	2,469,495	897
*,1	New Century Resources Ltd.	1,321,927	866
*,1	Redbubble Ltd.	2,502,022	822
*,3	BWX Ltd.	1,845,741	744
*	Sierra Rutile Holdings Ltd.	5,502,672	728
*,1	Dubber Corp. Ltd.	3,548,759	699
*,3	Firefinch Ltd.	14,620,770	561
*,1	Electro Optic Systems Holdings Ltd.	1,552,501	506
	Sims Ltd. ADR	57	—
*	Incannex Healthcare Ltd. Warrants	383,745	—
*,3	PPK Mining Equipment Hire Pty. Ltd.	452,746	—
*,1	PointsBet Holdings Ltd. Warrants Exp. 7/8/24	145,831	—
			17,240,774
		Shares	Market Value• ($000)
Austria (0.2%)
	Erste Group Bank AG	4,366,160	107,604
	OMV AG	1,890,251	87,034
	Verbund AG	881,281	69,035
*,2	BAWAG Group AG	1,151,769	55,603
	ANDRITZ AG	926,149	43,044
	Wienerberger AG	1,537,718	35,150
	voestalpine AG	1,529,702	33,210
	Raiffeisen Bank International AG	1,719,680	23,916
	CA Immobilien Anlagen AG	553,776	17,491
	Mayr Melnhof Karton AG	112,513	16,010
[1]	Oesterreichische Post AG	440,114	12,523
	Vienna Insurance Group AG Wiener Versicherung Gruppe	509,928	11,405
	AT&S Austria Technologie & Systemtechnik AG	340,020	10,502
	UNIQA Insurance Group AG	1,589,604	10,302
*	Telekom Austria AG Class A	1,705,577	9,914
[1]	Lenzing AG	179,125	8,570
	Schoeller-Bleckmann Oilfield Equipment AG	145,569	8,008
	EVN AG	474,916	7,901
	S IMMO AG	339,681	7,637
	Strabag SE	185,287	7,114
*,1	DO & CO AG	84,808	6,666
*	IMMOFINANZ AG	416,733	4,913
*	Flughafen Wien AG	128,408	4,189
	Palfinger AG	109,698	2,535
	Porr AG	209,845	2,165
	Agrana Beteiligungs AG	123,069	1,665
*,3	S IMMO AG Rights Exp. 12/31/22	342,686	—
			604,106
Belgium (0.7%)
	Anheuser-Busch InBev SA/NV	11,516,741	576,072
*	Argenx SE	735,550	285,578
	KBC Group NV	3,665,450	183,697
	UCB SA	1,610,261	121,362
	Groupe Bruxelles Lambert NV	1,320,617	97,364
	Umicore SA	2,738,224	90,268
	Ageas SA/NV	2,450,570	84,834
	Solvay SA	928,712	83,808
[1]	Elia Group SA/NV	500,447	63,273
	D'ieteren Group	304,556	50,687
	Warehouses De Pauw CVA	1,902,272	48,824
	Ackermans & van Haaren NV	295,951	41,232
	Aedifica SA	533,903	40,717
	Sofina SA	203,038	39,592
	Cofinimmo SA	431,282	35,769
	Lotus Bakeries NV	5,341	29,705
	Euronav NV	1,643,827	28,658
	Barco NV	909,340	19,633
	Proximus SADP	1,843,169	19,323
	Melexis NV	269,857	18,560
	KBC Ancora	464,362	16,507
[1]	Etablissements Franz Colruyt NV	662,464	15,968
	Shurgard Self Storage SA	329,643	14,353
	Bekaert SA	464,305	12,939
	Montea NV	172,188	11,745
	Gimv NV	261,076	11,146
*	Tessenderlo Group SA	338,284	10,253
*	Deme Group NV	89,197	9,937
	Fagron	774,577	9,643
	Telenet Group Holding NV	598,346	9,123
	VGP NV	107,954	8,186
	Retail Estates NV	136,979	8,066
	Xior Student Housing NV	279,642	7,854
	bpost SA	1,342,360	6,635
*	AGFA-Gevaert NV	2,127,387	6,432
*	Kinepolis Group NV	165,581	6,242

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Ontex Group NV	1,031,495	6,084
*	Orange Belgium SA	249,958	4,231
	Econocom Group SA/NV	1,547,776	4,206
*,1	Mithra Pharmaceuticals SA	336,695	2,170
	Van de Velde NV	67,715	2,137
	Wereldhave Belgium Comm VA	23,650	1,137
*	Cie d'Entreprises CFE	75,450	801
			2,144,751
Brazil (2.1%)
	Vale SA	51,680,767	671,635
	UBS Group AG (Registered)	40,630,969	644,170
	Petroleo Brasileiro SA Preference Shares	72,572,900	418,817
*	Itau Unibanco Holding SA Preference Shares	64,991,189	382,486
	Petroleo Brasileiro SA	49,876,363	321,148
	Banco Bradesco SA Preference Shares	68,805,170	264,538
	B3 SA - Brasil Bolsa Balcao	81,044,131	235,970
	Ambev SA	57,387,878	177,757
	Centrais Eletricas Brasileiras SA	16,165,211	155,910
	WEG SA	19,800,234	154,400
	Localiza Rent a Car SA	10,377,077	141,709
	Itausa SA Preference Shares	63,342,524	131,700
	Suzano SA	9,695,304	99,853
	JBS SA	18,050,953	87,223
*	Banco BTG Pactual SA	15,465,440	86,646
	Banco do Brasil SA	11,455,998	82,103
*,2	Hapvida Participacoes e Investimentos SA	53,489,053	80,769
*	Lojas Renner SA	13,032,284	77,959
	Raia Drogasil SA	14,292,090	72,795
	Equatorial Energia SA	12,482,665	72,569
	Rumo SA	16,745,233	71,772
	Banco Bradesco SA	20,934,442	67,438
	Gerdau SA Preference Shares	12,938,714	64,499
*	Petro Rio SA	8,919,680	61,111
*	Hypera SA	5,370,828	52,830
	Vibra Energia SA	14,900,892	52,646
	Cosan SA	15,975,661	52,144
	BB Seguridade Participacoes SA	9,027,160	51,886
*	Eneva SA	16,199,352	44,469
*	Cia de Saneamento Basico do Estado de Sao Paulo	3,730,261	43,401
	Klabin SA	10,167,023	42,554
	Telefonica Brasil SA	5,073,026	40,571
[2]	Rede D'Or Sao Luiz SA	6,373,880	39,696
*	TOTVS SA	5,974,155	38,351
	CCR SA	15,016,627	37,676
	Natura & Co. Holding SA	12,885,450	37,293
	Cia Energetica de Minas Gerais Preference Shares	16,423,675	36,151
*	Magazine Luiza SA	40,667,636	35,192
	Centrais Eletricas Brasileiras SA Preference Shares	3,113,928	32,143
	Sendas Distribuidora SA	8,270,325	31,733
	Energisa SA	3,368,298	31,619
	Ultrapar Participacoes SA	11,099,035	28,814
	Banco Santander Brasil SA	4,933,207	28,441
	Atacadao SA	7,097,765	26,739
*	Americanas SA	8,812,582	26,512
*	BRF SA	10,668,618	25,941
*	Sul America SA	5,460,062	25,200
*	TIM SA	9,361,712	23,923
	Transmissora Alianca de Energia Eletrica SA	2,938,975	22,867
	Cia Paranaense de Energia Preference Shares	15,816,510	22,658
	BR Malls Participacoes SA	10,850,692	21,321
	Metalurgica Gerdau SA Preference Shares	9,530,518	20,757
*	Embraer SA	7,653,339	20,372
*	3R Petroleum Oleo E Gas SA	2,248,849	20,244
*	Multiplan Empreendimentos Imobiliarios SA	3,707,838	18,921
		Shares	Market Value• ($000)
	Engie Brasil Energia SA	2,345,533	18,263
*	Cielo SA	15,478,057	17,829
	Arezzo Industria e Comercio SA	868,527	17,571
	Bradespar SA Preference Shares	3,750,613	17,433
	CPFL Energia SA	2,526,800	17,326
	Kinea Indice de Precos FII	926,136	17,087
	Grupo De Moda Soma SA	5,969,657	16,827
	Santos Brasil Participacoes SA	9,549,847	16,824
	Tres Tentos Agroindustrial SA	6,587,100	16,170
*	Cogna Educacao	24,977,885	15,909
	EDP - Energias do Brasil SA	3,517,929	15,712
	Cia Siderurgica Nacional SA	6,587,833	15,661
	Itau Unibanco Holding SA ADR	2,657,872	15,469
[2]	GPS Participacoes e Empreendimentos SA	5,631,700	15,067
*	M Dias Branco SA	1,662,992	14,005
	Braskem SA Preference Shares Class A	2,134,883	13,932
	CSHG Logistica FI Imobiliario	434,244	13,904
	Auren Energia SA	4,794,484	13,848
	Unipar Carbocloro SA Preference Shares Class B	650,473	13,448
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,679,854	13,251
	Raizen SA Preference Shares	15,844,954	13,159
	Alpargatas SA Preference Shares	3,065,150	13,031
*	Via SA	20,897,751	12,663
	YDUQS Participacoes SA	4,020,720	12,555
	Cia de Saneamento do Parana	3,316,539	12,289
*,2	Locaweb Servicos de Internet SA	5,753,605	12,174
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	2,539,242	12,044
	SLC Agricola SA	1,308,525	11,640
*	Azul SA Preference Shares	3,688,355	11,517
	Sao Martinho SA	2,193,217	11,451
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	8,161,495	11,423
	Fleury SA	3,152,976	11,353
	Porto Seguro SA	2,506,158	11,275
	Petroreconcavo SA	1,829,850	11,109
	Caixa Seguridade Participacoes SA	6,119,000	10,448
*	Itau Unibanco Holding SA	2,026,305	9,972
	Neoenergia SA	3,061,000	9,831
	Cia Energetica de Minas Gerais ADR	4,483,239	9,818
	Marfrig Global Foods SA	4,565,584	9,457
	Minerva SA	3,561,843	9,433
	Petroleo Brasileiro SA ADR	799,335	9,200
*	Cia de Saneamento Basico do Estado de Sao Paulo ADR	790,079	9,133
	Kinea Rendimentos Imobiliarios FII	461,260	9,076
	FII Iridium	460,658	8,896
	Alupar Investimento SA	1,544,751	8,454
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	2,698,408	8,421
[1]	Sendas Distribuidora SA ADR	440,244	8,387
	SIMPAR SA	3,988,900	8,363
	Kinea Renda Imobiliaria FII	282,953	8,096
	Omega Energia SA	3,803,750	7,916
	MRV Engenharia e Participacoes SA	4,001,840	7,887
	AES Brasil Energia SA	4,080,953	7,821
	Dexco SA	4,144,226	7,774
	Cia de Saneamento de Minas Gerais-COPASA	2,587,903	7,695
*	Grupo Mateus SA	5,382,280	7,606
	Pet Center Comercio e Participacoes SA	4,340,622	7,361
	Banco Pan SA Preference Shares	4,906,900	7,343
	Aliansce Sonae Shopping Centers SA	1,736,200	7,304
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	996,460	7,045
*	Cia Brasileira de Distribuicao	1,579,885	6,744
	Vivara Participacoes SA	1,291,900	6,705

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Cia Paranaense de Energia ADR	938,464	6,635
	Grendene SA	4,567,376	6,419
[1]	Centrais Eletricas Brasileiras SA ADR	661,514	6,331
	JHSF Participacoes SA	4,411,900	6,269
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	2,759,374	6,234
	Odontoprev SA	3,879,208	6,218
	Cia Energetica de Minas Gerais	1,853,607	6,204
[1]	Telefonica Brasil SA ADR	775,477	6,196
*	Embraer SA ADR	527,676	5,578
	Gerdau SA ADR	1,114,075	5,548
	Ez Tec Empreendimentos e Participacoes SA	1,372,902	5,536
*	Anima Holding SA	4,099,155	5,436
*	Tupy SA	936,060	5,353
	Light SA	4,864,221	5,349
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	918,716	5,346
	Cia Ferro Ligas da Bahia - FERBASA Preference Shares	522,300	5,303
*	Smartfit Escola de Ginastica e Danca SA	1,565,400	5,252
*	Infracommerce CXAAS SA	4,681,687	5,239
	XP Log FII	237,516	4,972
*	Log-in Logistica Intermodal SA	670,100	4,854
	Iochpe Maxion SA	1,743,071	4,799
	Movida Participacoes SA	1,815,992	4,788
	Randon SA Implementos e Participacoes Preference Shares	2,467,111	4,748
	CSN Mineracao SA	7,176,800	4,585
	Grupo SBF SA	1,241,641	4,553
*	Zamp SA	3,015,885	4,484
[1]	Centrais Eletricas Brasileiras SA ADR (XNYS)	422,051	4,457
*	Marcopolo SA Preference Shares	7,754,928	4,324
*	CVC Brasil Operadora e Agencia de Viagens SA	3,062,381	4,251
	Blau Farmaceutica SA	608,300	3,984
[1]	Cia Siderurgica Nacional SA ADR	1,608,086	3,876
	Ambipar Participacoes e Empreendimentos SA	627,729	3,800
	Qualicorp Consultoria e Corretora de Seguros SA	2,423,045	3,696
	Cia Brasileira de Aluminio	1,711,789	3,659
	CM Hospitalar SA	916,920	3,389
*	TIM SA ADR	265,459	3,385
*	Diagnosticos da America SA	849,313	3,293
	Direcional Engenharia SA	985,936	3,266
	BR Properties SA	2,700,387	3,246
	Camil Alimentos SA	1,594,226	3,151
	Boa Vista Servicos SA	2,562,500	3,125
	Enauta Participacoes SA	1,032,969	3,048
*	EcoRodovias Infraestrutura e Logistica SA	2,869,871	3,022
*	Hidrovias do Brasil SA	5,518,500	3,013
*	Oncoclinicas do Brasil Servicos Medicos SA	1,878,000	2,872
	Wilson Sons Holdings Brasil SA	1,260,500	2,770
*	Gol Linhas Aereas Inteligentes SA Preference Shares	1,459,255	2,715
	Armac Locacao Logistica E Servicos SA	861,600	2,689
	Hospital Mater Dei SA	1,506,400	2,683
	LOG Commercial Properties e Participacoes SA	590,356	2,601
	Instituto Hermes Pardini SA	560,256	2,522
	Taurus Armas SA Preference Shares	871,200	2,511
*,1	Gol Linhas Aereas Inteligentes SA ADR	658,826	2,438
*	Lojas Quero Quero SA	2,073,000	2,424
	Ambev SA ADR	788,592	2,397
	Mahle-Metal Leve SA	477,564	2,388
[1]	Braskem SA Class A ADR	184,640	2,387
	Vulcabras Azaleia SA	856,600	2,307
*	Guararapes Confeccoes SA	1,217,824	2,296
		Shares	Market Value• ($000)
	Fras-Le SA	839,099	2,269
*	Empreendimentos Pague Menos SA	1,877,750	2,254
	Iguatemi SA	529,643	2,248
	Multilaser Industrial SA	2,218,400	2,238
	Vale SA Class B ADR	163,086	2,110
*,1	Cia Brasileira de Distribuicao ADR	487,432	2,052
	Even Construtora e Incorporadora SA	1,493,374	1,908
	Cia Paranaense de Energia	1,228,640	1,667
	Wiz Solucoes e Corretagem de Seguros SA	930,516	1,403
*,2	Meliuz SA	5,998,853	1,394
*	IRB Brasil Resseguros SA	6,614,047	1,204
*	Sequoia Logistica e Transportes SA	972,340	879
	Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA	2,353,000	843
	Usinas Siderurgicas de Minas Gerais SA Usiminas	416,000	595
*	Localiza Rent a Car SA	31,693	433
*	Iguatemi SA Preference Shares	208,456	379
*	Fleury SA Rights Exp. 11/21/22	701,127	176
*	BRF SA ADR	47,577	114
	FII Hectare Ce	2,408	48
	Iguatemi SA	40,895	23
*	Getnet Adquirencia e Servicos para Meios de Pagamento SA ADR	2,450	5
*	Omega Energia SA Rights Exp. 11/7/22	504,891	2
			6,635,905
Canada (8.0%)
[1]	Royal Bank of Canada	18,701,072	1,730,297
[1]	Toronto-Dominion Bank	24,249,028	1,551,931
	Enbridge Inc.	26,986,894	1,051,466
	Canadian National Railway Co.	8,186,593	969,880
	Canadian Pacific Railway Ltd.	12,384,067	923,203
	Canadian Natural Resources Ltd.	14,643,154	878,256
[1]	Bank of Montreal	8,995,968	828,645
[1]	Bank of Nova Scotia	16,062,881	776,409
	Brookfield Asset Management Inc. Class A	17,753,619	703,056
	Suncor Energy Inc.	18,218,358	626,647
	Nutrien Ltd.	7,191,495	607,636
	TC Energy Corp.	13,466,616	591,509
	Canadian Imperial Bank of Commerce	11,767,801	534,425
*	Shopify Inc. Class A (XTSE)	14,824,208	508,268
	Alimentation Couche-Tard Inc.	10,424,937	466,783
	Waste Connections Inc.	3,420,167	451,411
	Manulife Financial Corp.	25,441,152	421,669
	Constellation Software Inc.	254,570	368,096
	Intact Financial Corp.	2,346,678	356,579
	Sun Life Financial Inc.	7,815,480	331,929
	Cenovus Energy Inc.	16,417,498	331,881
	Franco-Nevada Corp.	2,539,517	313,779
	National Bank of Canada	4,475,160	304,706
	Agnico Eagle Mines Ltd.	6,075,799	267,275
	Fortis Inc.	6,355,497	247,950
[1]	Pembina Pipeline Corp.	7,315,818	241,543
	Restaurant Brands International Inc.	4,030,351	239,481
	Thomson Reuters Corp.	2,196,733	233,629
*	CGI Inc.	2,810,766	226,413
	Dollarama Inc.	3,678,762	218,590
	Tourmaline Oil Corp.	3,775,519	212,727
	Barrick Gold Corp. (XTSE)	13,640,616	205,157
	Magna International Inc.	3,590,691	200,099
	Wheaton Precious Metals Corp.	6,024,252	197,087
	WSP Global Inc.	1,563,242	192,131
	Teck Resources Ltd. Class B	6,156,622	187,408
	BCE Inc.	4,032,602	181,894
	Power Corp. of Canada	7,165,537	177,935
	Loblaw Cos. Ltd.	2,066,252	169,292
	Metro Inc. Class A	3,190,674	167,151

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Shaw Communications Inc. Class B	5,706,242	146,557
	Fairfax Financial Holdings Ltd.	286,450	140,684
[1]	Imperial Oil Ltd.	2,580,887	140,397
	Cameco Corp.	5,703,781	135,274
	Barrick Gold Corp. (XLON)	9,008,462	132,003
	First Quantum Minerals Ltd.	7,411,837	130,735
	TELUS Corp.	6,229,517	130,091
[1]	Emera Inc.	3,500,601	129,736
	ARC Resources Ltd.	8,089,162	113,884
[2]	Hydro One Ltd.	4,192,624	105,127
	Open Text Corp.	3,570,795	103,427
	George Weston Ltd.	929,530	102,311
	TFI International Inc.	1,116,792	101,658
[1]	Algonquin Power & Utilities Corp.	8,992,163	99,535
	Ritchie Bros Auctioneers Inc.	1,475,245	96,375
	CCL Industries Inc. Class B	1,954,117	91,800
[1]	Northland Power Inc.	3,124,018	90,899
	Great-West Lifeco Inc.	3,614,940	83,690
	Toromont Industries Ltd.	1,077,313	82,794
[1]	Canadian Tire Corp. Ltd. Class A	729,068	81,713
[1]	West Fraser Timber Co. Ltd.	1,077,819	80,926
	iA Financial Corp. Inc.	1,414,636	78,730
[1]	Saputo Inc.	3,217,639	78,318
*	Descartes Systems Group Inc.	1,127,405	77,789
	Gildan Activewear Inc.	2,455,004	77,470
*	CAE Inc.	3,923,825	74,885
	Stantec Inc.	1,482,079	72,518
[1]	Canadian Apartment Properties REIT	2,312,021	71,600
	Element Fleet Management Corp.	5,330,001	71,009
	TMX Group Ltd.	736,493	70,808
	AltaGas Ltd.	3,706,230	66,842
	FirstService Corp.	504,377	63,053
[1]	Keyera Corp.	2,922,765	62,645
[1]	Kinross Gold Corp.	17,267,781	62,614
*	MEG Energy Corp.	4,081,089	61,021
[1]	RioCan REIT	4,055,024	57,774
	Yamana Gold Inc.	12,771,811	56,062
	Enerplus Corp.	3,129,621	54,260
	Crescent Point Energy Corp.	6,891,099	53,870
[1]	Brookfield Renewable Corp.	1,695,932	52,695
[1]	Brookfield Infrastructure Corp. Class A (XTSE)	1,218,089	52,556
*	Ivanhoe Mines Ltd. Class A	7,514,308	52,123
[1]	Capital Power Corp.	1,548,487	51,830
[1]	Vermilion Energy Inc.	2,158,259	50,362
	Onex Corp.	967,919	48,717
	Lundin Mining Corp.	9,111,441	47,753
*	Aritzia Inc.	1,167,404	45,279
	Pan American Silver Corp.	2,761,743	44,091
	Finning International Inc.	2,061,074	43,828
[1]	GFL Environmental Inc. (XTSE)	1,618,704	43,689
[1]	PrairieSky Royalty Ltd.	2,810,549	43,653
	B2Gold Corp.	14,093,446	43,035
	Canadian Utilities Ltd. Class A	1,616,224	43,005
	Granite REIT	824,608	42,140
	Parkland Corp.	2,054,163	41,525
	Alamos Gold Inc. Class A	5,228,085	41,254
	SNC-Lavalin Group Inc.	2,342,862	40,568
*,1	Baytex Energy Corp.	7,444,537	40,437
	Boyd Group Services Inc.	283,447	40,334
	Quebecor Inc. Class B	2,098,004	39,547
	Colliers International Group Inc.	416,596	39,099
*	Kinaxis Inc.	363,247	38,771
	SSR Mining Inc.	2,768,926	38,129
*	Turquoise Hill Resources Ltd.	1,320,903	37,193
[1]	SmartCentres REIT	1,739,539	34,092
*,1	Air Canada	2,336,639	33,634
*	Lightspeed Commerce Inc. (XTSE)	1,743,325	33,412
		Shares	Market Value• ($000)
[1]	Choice Properties REIT	3,475,419	33,393
	Gibson Energy Inc.	1,944,577	33,186
[1]	First Capital REIT	2,824,085	32,856
*	Bombardier Inc. Class B	1,118,387	32,845
	Allied Properties REIT	1,695,396	32,841
*,1	BlackBerry Ltd.	6,946,492	32,276
[1]	BRP Inc.	471,073	31,497
*	ATS Automation Tooling Systems Inc.	986,705	31,216
*,1	Lithium Americas Corp.	1,247,252	31,036
	Atco Ltd.	997,652	30,976
[1]	Whitecap Resources Inc.	3,961,534	30,707
	Boralex Inc. Class A	1,077,309	30,548
[1]	Summit Industrial Income REIT	2,364,786	30,221
	Primo Water Corp.	2,030,653	29,602
[1]	H&R REIT	3,580,172	29,459
	Premium Brands Holdings Corp. Class A	495,715	29,244
	IGM Financial Inc.	1,084,798	29,040
	Definity Financial Corp.	979,722	29,017
*	Bausch Health Cos. Inc.	4,223,432	27,467
[1]	TransAlta Corp.	3,116,838	27,454
	Tricon Residential Inc.	3,239,656	27,299
[1]	Dream Industrial REIT	3,287,560	26,424
	Methanex Corp.	753,977	26,316
*,2	Nuvei Corp.	856,473	25,776
[1]	First Majestic Silver Corp.	3,012,230	25,339
	Linamar Corp.	586,520	25,104
	Stella-Jones Inc.	825,533	24,863
[1]	Osisko Gold Royalties Ltd. (XTSE)	2,311,529	24,789
	CI Financial Corp.	2,327,651	23,305
	Parex Resources Inc.	1,489,041	22,712
	Innergex Renewable Energy Inc.	2,059,418	22,675
[1]	Cargojet Inc.	224,920	21,925
	Paramount Resources Ltd. Class A	991,214	20,998
	Canadian Western Bank	1,206,541	20,989
[1]	NorthWest Healthcare Properties REIT	2,607,294	20,554
*,1	Ballard Power Systems Inc.	3,330,317	18,872
[1]	Boardwalk REIT	515,519	18,345
	Chartwell Retirement Residences	3,120,458	18,095
[1]	Stelco Holdings Inc.	709,231	17,862
	Russel Metals Inc.	847,568	17,557
[1]	Superior Plus Corp.	2,222,678	16,902
	North West Co. Inc.	639,208	16,633
[1]	TransAlta Renewables Inc.	1,414,853	15,194
*	Celestica Inc.	1,370,239	15,037
[1]	Maple Leaf Foods Inc.	1,014,616	15,037
	Barrick Gold Corp.	998,659	15,010
*,1	Canopy Growth Corp.	4,015,890	15,004
*	Novagold Resources Inc.	3,138,496	14,491
[1]	Primaris REIT	1,345,689	13,858
*	Eldorado Gold Corp.	2,443,765	13,651
	Centerra Gold Inc.	2,935,092	13,638
*	OceanaGold Corp.	9,327,591	13,556
	Enghouse Systems Ltd.	583,209	12,967
	Laurentian Bank of Canada	574,678	12,824
	Winpak Ltd.	410,472	12,510
*	Canfor Corp.	810,749	12,182
[1]	Mullen Group Ltd.	1,177,870	11,836
*,1	Equinox Gold Corp.	3,402,912	11,215
*	Shopify Inc. Class A	324,837	11,119
	Hudbay Minerals Inc.	2,912,021	11,051
	Transcontinental Inc. Class A	965,390	11,019
[1]	Home Capital Group Inc. Class B	564,352	10,911
*	Canada Goose Holdings Inc.	648,611	10,612
	GFL Environmental Inc.	386,217	10,424
[1]	Artis REIT	1,456,331	10,209
	Westshore Terminals Investment Corp.	520,687	9,314
*,1	IAMGOLD Corp.	6,318,900	9,276

Total International Stock Index Fund
		Shares	Market Value• ($000)
	ECN Capital Corp.	3,038,083	9,165
*,1	Cronos Group Inc.	2,536,332	8,471
	Cascades Inc.	1,242,612	8,063
*	Torex Gold Resources Inc.	1,124,163	7,658
	Cogeco Communications Inc.	136,434	6,958
[1]	First National Financial Corp.	264,424	6,638
[1]	Dream Office REIT	566,222	6,405
[1]	NFI Group Inc.	937,068	6,053
[1]	Dye & Durham Ltd.	528,847	5,850
[1]	Aecon Group Inc.	779,333	5,526
	Brookfield Infrastructure Corp. Class A	75,690	3,264
	Osisko Gold Royalties Ltd.	135,448	1,455
*	Lightspeed Commerce Inc.	59,886	1,147
*,3	Poseidon Concepts Corp.	320,721	—
			25,414,671
Chile (0.2%)
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,805,421	171,444
	Banco de Chile	585,010,972	53,565
	Empresas Copec SA	6,514,970	44,916
	Empresas CMPC SA	16,128,483	25,595
	Enel Americas SA	253,577,719	25,126
	Cencosud SA	17,802,703	23,933
	Falabella SA	10,613,961	20,730
	Banco de Credito e Inversiones SA	725,940	20,227
	Banco Santander Chile	533,714,830	19,136
	Sociedad Quimica y Minera de Chile SA Class A	216,255	17,612
	Cia Sud Americana de Vapores SA	234,796,202	16,307
	Enel Chile SA	325,301,120	11,449
	Banco Santander Chile ADR	721,697	10,414
	Cia Cervecerias Unidas SA	1,790,690	9,829
	Colbun SA	97,890,500	9,607
	Quinenco SA	3,510,454	9,331
	Itau CorpBanca Chile SA	4,382,803,590	8,543
	Embotelladora Andina SA Preference Shares Class B	4,831,065	8,440
	Aguas Andinas SA Class A	37,447,252	7,899
	Parque Arauco SA	8,912,023	7,550
	Cencosud Shopping SA	6,264,838	6,846
	CAP SA	1,006,174	5,379
	Empresa Nacional de Telecomunicaciones SA	1,685,399	5,267
	Vina Concha y Toro SA	3,372,526	3,813
*	Engie Energia Chile SA	6,370,965	3,740
	SMU SA	36,645,783	3,729
	Plaza SA	3,649,463	3,125
	Inversiones Aguas Metropolitanas SA	6,524,510	3,112
	Ripley Corp. SA	14,849,019	2,439
	Sociedad Quimica y Minera de Chile SA ADR	22,346	2,093
	SONDA SA	5,827,150	2,052
	Inversiones La Construccion SA	300,994	941
	Enel Chile SA ADR	220,539	373
			564,562
China (6.9%)
	Tencent Holdings Ltd.	80,044,840	2,103,322
*	Alibaba Group Holding Ltd.	200,605,896	1,559,692
*,2	Meituan Class B	54,786,873	877,168
	China Construction Bank Corp. Class H	1,237,165,479	656,549
	JD.com Inc. Class A	31,550,507	574,551
	Industrial & Commercial Bank of China Ltd. Class H	1,061,615,246	460,917
	Ping An Insurance Group Co. of China Ltd. Class H	81,504,022	326,292
	Bank of China Ltd. Class H	1,000,679,141	322,296
*	Baidu Inc. Class A	29,930,273	286,942
*	Pinduoduo Inc. ADR	4,953,429	271,597
	NetEase Inc.	24,457,609	271,363
		Shares	Market Value• ($000)
	BYD Co. Ltd. Class H	11,118,648	249,093
*,2	Xiaomi Corp. Class B	195,573,393	219,643
*,2	Wuxi Biologics Cayman Inc.	47,842,874	215,276
	Kweichow Moutai Co. Ltd. Class A	1,132,891	209,986
	China Merchants Bank Co. Ltd. Class H	53,093,196	173,822
	Yum China Holdings Inc. (XHKG)	4,292,246	173,745
*	NIO Inc. ADR	17,631,676	170,498
*	Trip.com Group Ltd. ADR	7,090,872	160,466
	Li Ning Co. Ltd.	30,315,724	156,821
	China Petroleum & Chemical Corp. Class H	357,477,718	141,678
	ANTA Sports Products Ltd.	15,142,530	133,127
*	China Mengniu Dairy Co. Ltd.	41,113,424	131,610
	China Shenhua Energy Co. Ltd. Class H	47,964,560	125,996
[2]	Nongfu Spring Co. Ltd. Class H	23,290,723	116,987
	China Resources Land Ltd.	36,697,235	114,818
	CSPC Pharmaceutical Group Ltd.	111,574,056	114,605
	Agricultural Bank of China Ltd. Class H	385,053,504	109,907
	China Life Insurance Co. Ltd. Class H	99,380,338	108,370
	PetroChina Co. Ltd. Class H	278,820,085	106,656
*,2	Kuaishou Technology	25,771,149	106,431
*	BeiGene Ltd.	8,189,668	105,602
[1]	ZTO Express Cayman Inc.	5,986,408	101,854
	ENN Energy Holdings Ltd.	10,138,751	100,800
	China Resources Beer Holdings Co. Ltd.	21,000,343	99,091
	China Overseas Land & Investment Ltd.	51,083,328	97,616
*	Li Auto Inc. ADR	6,813,055	92,794
*	KE Holdings Inc. ADR	8,537,963	86,916
	PICC Property & Casualty Co. Ltd. Class H	89,892,973	82,909
	Contemporary Amperex Technology Co. Ltd. Class A	1,541,532	79,111
	H World Group Ltd. ADR (XNGS)	2,891,757	78,309
	Haier Smart Home Co. Ltd. Class H	31,241,525	78,197
	Geely Automobile Holdings Ltd.	72,049,744	77,539
	Zijin Mining Group Co. Ltd. Class H	80,620,595	76,899
	Sunny Optical Technology Group Co. Ltd.	8,700,677	75,400
	Yankuang Energy Group Co. Ltd. Class H	26,450,157	74,365
	Shenzhou International Group Holdings Ltd.	10,086,704	70,032
	Wuliangye Yibin Co. Ltd. Class A	3,482,513	63,830
	Sino Biopharmaceutical Ltd.	129,884,818	63,025
*,2	Innovent Biologics Inc.	17,680,978	62,602
	China Pacific Insurance Group Co. Ltd. Class H	37,337,283	60,187
[2]	Postal Savings Bank of China Co. Ltd. Class H	126,921,794	58,861
	China Merchants Bank Co. Ltd. Class A (XSSC)	15,940,029	58,810
	CITIC Ltd.	65,491,062	58,604
	Tsingtao Brewery Co. Ltd.	8,308,719	58,170
	China Yangtze Power Co. Ltd. Class A	20,295,600	56,481
	Xinyi Solar Holdings Ltd.	56,747,252	56,339
[2]	China Tower Corp. Ltd. Class H	622,491,646	56,320
*	Kingdee International Software Group Co. Ltd.	34,269,286	56,154
	Bank of Communications Co. Ltd. Class H	114,484,044	55,859
*,2	JD Health International Inc.	9,803,345	53,782
	BYD Co. Ltd. Class A (XSEC)	1,581,674	53,554
	Yum China Holdings Inc.	1,249,287	51,658
	China Longyuan Power Group Corp. Ltd. Class H	44,534,772	50,889
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,088,287	48,649
	CITIC Securities Co. Ltd. Class H	31,800,825	47,515
*	XPeng Inc. Class A ADR	6,870,957	45,486
	COSCO SHIPPING Holdings Co. Ltd. Class H	41,990,225	45,252
	LONGi Green Energy Technology Co. Ltd. Class A	6,803,608	44,932
	Great Wall Motor Co. Ltd. Class H	41,114,055	44,913
	China CITIC Bank Corp. Ltd. Class H	117,492,797	44,290
	Anhui Conch Cement Co. Ltd. Class H	17,019,266	43,806

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	30,854,950	42,512
*	New Oriental Education & Technology Group Inc. ADR	1,764,140	41,881
*	Full Truck Alliance Co. Ltd. ADR	8,496,709	40,444
	Ping An Insurance Group Co. of China Ltd. Class A	8,115,347	40,293
	Tingyi Cayman Islands Holding Corp.	24,855,630	38,852
	China Tourism Group Duty Free Corp. Ltd. Class A	1,752,092	38,499
	Agricultural Bank of China Ltd. Class A (XSSC)	101,416,900	38,375
	Industrial Bank Co. Ltd. Class A	18,575,279	38,317
*	Vipshop Holdings Ltd. ADR	5,484,865	38,230
[2]	WuXi AppTec Co. Ltd. Class H	4,651,971	37,338
	China Resources Power Holdings Co. Ltd.	25,112,882	36,491
	Hengan International Group Co. Ltd.	9,249,007	35,861
	China National Building Material Co. Ltd. Class H	60,933,010	35,382
	Kingsoft Corp. Ltd.	11,538,100	34,939
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,095,052	34,930
	China Vanke Co. Ltd. Class H	27,203,861	34,911
	China Gas Holdings Ltd.	38,940,753	34,559
	Industrial & Commercial Bank of China Ltd. Class A (XSSC)	59,704,998	33,986
	Ganfeng Lithium Group Co. Ltd. Class A	3,111,451	33,687
	Zhongsheng Group Holdings Ltd.	8,763,397	33,260
*	Daqo New Energy Corp. ADR	745,234	32,783
*	Genscript Biotech Corp.	12,810,403	32,389
	Jiangsu Hengrui Medicine Co. Ltd. Class A	5,728,578	31,620
	Sinopharm Group Co. Ltd. Class H	16,644,527	31,577
[2]	Longfor Group Holdings Ltd.	24,624,157	31,376
*,2	JD Logistics Inc.	22,277,376	31,143
	Wanhua Chemical Group Co. Ltd. Class A	2,813,583	31,052
	Zhuzhou CRRC Times Electric Co. Ltd.	7,135,118	30,956
	Muyuan Foods Co. Ltd. Class A	4,776,309	30,770
[2]	CGN Power Co. Ltd. Class H	150,816,720	30,551
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	8,485,247	30,409
	China Resources Gas Group Ltd.	11,815,874	30,262
	People's Insurance Co. Group of China Ltd. Class H	109,463,106	30,251
[2]	China Feihe Ltd.	52,430,189	30,203
[2]	China International Capital Corp. Ltd. Class H	21,623,222	30,050
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	3,665,798	30,045
	BYD Electronic International Co. Ltd.	10,332,374	30,026
*	Bilibili Inc.	3,365,108	29,988
	China Oilfield Services Ltd. Class H	26,541,043	29,878
*	Tencent Music Entertainment Group ADR	8,231,526	29,716
	China Conch Venture Holdings Ltd.	19,939,034	29,408
	Kunlun Energy Co. Ltd.	48,930,728	29,244
	SF Holding Co. Ltd. Class A	4,392,181	29,093
[1]	China Minsheng Banking Corp. Ltd. Class H	99,440,717	28,880
	Yangzijiang Shipbuilding Holdings Ltd.	33,756,322	28,616
	Luzhou Laojiao Co. Ltd. Class A	1,322,161	28,361
*	TAL Education Group ADR	5,882,066	27,705
*	Zai Lab Ltd. ADR	1,233,401	27,480
	Guangzhou Automobile Group Co. Ltd. Class H	44,719,508	27,252
*	Alibaba Health Information Technology Ltd.	63,127,919	26,716
	Weichai Power Co. Ltd. Class H	27,830,364	26,657
*,1,2	Akeso Inc. Class B	6,499,260	26,081
	East Money Information Co. Ltd. Class A	11,722,286	25,129
[1,2]	Smoore International Holdings Ltd.	23,582,246	25,103
	Ping An Bank Co. Ltd. Class A	17,345,013	24,622
	Luxshare Precision Industry Co. Ltd. Class A	6,322,402	24,599
	Guangdong Investment Ltd.	38,807,201	24,467
	Haitong Securities Co. Ltd. Class H	49,770,119	24,329
		Shares	Market Value• ($000)
	China State Construction Engineering Corp. Ltd. Class A	37,382,138	24,308
	Shanghai Pudong Development Bank Co. Ltd. Class A	26,447,072	24,105
	Tongwei Co. Ltd. Class A	4,020,784	24,042
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	1,340,367	24,036
	Kingboard Holdings Ltd.	9,733,740	24,029
	Sungrow Power Supply Co. Ltd. Class A	1,334,808	23,982
*	Tongcheng Travel Holdings Ltd.	15,339,419	23,944
	Shaanxi Coal Industry Co. Ltd. Class A	8,713,010	23,681
	Shanghai Baosight Software Co. Ltd. Class B	7,786,402	23,485
	China Merchants Port Holdings Co. Ltd.	19,917,261	23,351
[2]	Huatai Securities Co. Ltd. Class H	23,643,105	23,153
*	Canadian Solar Inc.	674,430	22,863
	CITIC Securities Co. Ltd. Class A (XSSC)	9,593,773	22,643
*,1	JinkoSolar Holding Co. Ltd. ADR	476,601	22,629
	WuXi AppTec Co. Ltd. Class A (XSSC)	2,151,196	22,544
[2]	China Resources Mixc Lifestyle Services Ltd.	7,666,090	22,449
	China Railway Group Ltd. Class H	51,449,618	22,371
	Shenzhen Inovance Technology Co. Ltd. Class A	2,336,514	21,407
	Aier Eye Hospital Group Co. Ltd. Class A	6,307,492	21,405
	Country Garden Services Holdings Co. Ltd.	24,368,713	21,299
	China State Construction International Holdings Ltd.	23,606,645	21,236
	Bank of China Ltd. Class A (XSSC)	51,318,000	21,174
	ZTE Corp. Class H	11,845,928	21,131
	New China Life Insurance Co. Ltd. Class H	13,236,632	21,021
*,1,2	Haidilao International Holding Ltd.	14,072,310	20,895
	China Power International Development Ltd.	72,284,568	20,889
*	Chinasoft International Ltd.	31,270,258	20,719
*	Huaneng Power International Inc. Class H	57,878,098	20,710
	China Hongqiao Group Ltd.	29,222,283	20,682
*	Air China Ltd. Class H	29,532,218	20,553
	Anhui Gujing Distillery Co. Ltd. Class B	1,725,480	20,352
[2]	Yadea Group Holdings Ltd.	13,270,488	20,262
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	7,994,882	20,189
	Poly Developments & Holdings Group Co. Ltd. Class A	10,621,725	20,182
	NARI Technology Co. Ltd. Class A	5,964,054	20,031
	Autohome Inc. ADR	765,418	19,993
[2]	Hansoh Pharmaceutical Group Co. Ltd.	12,791,836	19,775
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	5,682,978	19,691
*	Kanzhun Ltd. ADR	1,794,103	19,610
*,2	Hygeia Healthcare Holdings Co. Ltd.	4,484,848	19,424
	Bank of Ningbo Co. Ltd. Class A	5,912,042	19,296
	Eve Energy Co. Ltd. Class A	1,687,458	19,257
	Inner Mongolia Yitai Coal Co. Ltd. Class B	13,585,366	19,223
*,1,2	Haichang Ocean Park Holdings Ltd.	21,593,035	19,122
	China Coal Energy Co. Ltd. Class H	25,988,441	19,112
	COSCO SHIPPING Holdings Co. Ltd. Class A	12,323,536	18,992
	Jiangxi Copper Co. Ltd. Class H	17,325,420	18,933
*,1,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	9,921,746	18,495
	China Galaxy Securities Co. Ltd. Class H	49,230,033	18,435
	Minth Group Ltd.	9,344,408	18,426
	Shandong Gold Mining Co. Ltd. Class A (XSSC)	7,689,985	18,287
	JA Solar Technology Co. Ltd. Class A	2,117,508	18,183
	TravelSky Technology Ltd. Class H	12,442,068	18,092
	China Medical System Holdings Ltd.	16,375,045	17,897
	Hangzhou Tigermed Consulting Co. Ltd. Class A	1,558,780	17,813
	Trina Solar Co. Ltd. Class A	1,951,415	17,809
	Fosun International Ltd.	28,797,006	17,598

Total International Stock Index Fund
		Shares	Market Value• ($000)
	360 DigiTech Inc. ADR	1,716,050	17,435
	Beijing Enterprises Holdings Ltd.	6,837,913	17,347
*,1,2	Koolearn Technology Holding Ltd.	3,554,841	17,321
	CMOC Group Ltd. Class H	53,631,170	17,267
	Dongfeng Motor Group Co. Ltd. Class H	38,124,225	17,248
	NAURA Technology Group Co. Ltd. Class A	474,960	17,244
*	Tianqi Lithium Corp. Class A	1,319,590	17,235
*	Chindata Group Holdings Ltd. ADR	3,224,816	17,124
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	757,222	17,063
	Aluminum Corp. of China Ltd. Class H	59,698,012	17,019
[1]	Country Garden Holdings Co. Ltd.	130,488,898	16,819
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	534,456	16,706
	China Three Gorges Renewables Group Co. Ltd. Class A	21,847,600	16,703
	GF Securities Co. Ltd. Class H	16,386,986	16,672
	Chongqing Zhifei Biological Products Co. Ltd. Class A	1,423,116	16,645
	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	3,817,863	16,513
	China Shenhua Energy Co. Ltd. Class A (XSSC)	4,299,866	16,496
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	12,099,276	16,398
	Beijing Kingsoft Office Software Inc. Class A	409,750	16,368
	SAIC Motor Corp. Ltd. Class A	8,612,276	16,258
	Zijin Mining Group Co. Ltd. Class A (XSSC)	14,904,367	16,214
	AECC Aviation Power Co. Ltd. Class A	2,387,206	15,964
	China Everbright Environment Group Ltd.	47,894,687	15,932
	CRRC Corp. Ltd. Class H	52,533,034	15,928
	TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	2,885,500	15,644
*	Shanghai International Airport Co. Ltd. Class A	2,118,837	15,504
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	25,290,200	15,475
	Bosideng International Holdings Ltd.	35,282,417	15,239
	JOYY Inc. ADR	600,808	15,158
	Haitian International Holdings Ltd.	7,561,058	15,138
	Haier Smart Home Co. Ltd. Class A (XSSC)	5,269,794	15,041
[2]	China Resources Pharmaceutical Group Ltd.	22,229,703	14,996
	Far East Horizon Ltd.	19,331,309	14,928
	Shenwan Hongyuan Group Co. Ltd. Class A	27,961,432	14,917
	China Energy Engineering Corp. Ltd.	47,426,138	14,882
	Lufax Holding Ltd. ADR	9,182,869	14,601
	China CSSC Holdings Ltd. Class A	3,975,164	14,485
*	Qinghai Salt Lake Industry Co. Ltd. Class A	4,871,766	14,387
*,2	China Literature Ltd.	5,305,077	14,312
	CRRC Corp. Ltd. Class A	21,876,700	14,249
	AviChina Industry & Technology Co. Ltd. Class H	32,275,655	14,136
	Yunnan Energy New Material Co. Ltd.	697,030	14,136
[2]	3SBio Inc.	19,996,141	14,121
	Sany Heavy Industry Co. Ltd. Class A	7,593,265	14,090
	Yuexiu Property Co. Ltd.	16,506,815	14,086
	China Traditional Chinese Medicine Holdings Co. Ltd.	32,451,682	14,027
	PetroChina Co. Ltd. Class A	21,398,570	14,020
[1]	Xtep International Holdings Ltd.	15,129,341	13,867
	Pharmaron Beijing Co. Ltd. Class A (XSEC)	1,950,573	13,859
	China Everbright Bank Co. Ltd. Class A (XSSC)	37,137,809	13,854
	China Railway Group Ltd. Class A (XSSC)	20,176,600	13,810
*	GDS Holdings Ltd. Class A	12,276,386	13,702
	BOE Technology Group Co. Ltd. Class A (XSEC)	29,755,000	13,649
	China Vanke Co. Ltd. Class A (XSEC)	7,327,438	13,582
*	Microport Scientific Corp.	6,417,939	13,559
	China Taiping Insurance Holdings Co. Ltd.	19,358,293	13,406
		Shares	Market Value• ($000)
	CSC Financial Co. Ltd. Class A	4,096,941	13,297
[1,2]	Jiumaojiu International Holdings Ltd.	8,330,535	13,093
	Dongyue Group Ltd.	15,038,811	13,052
*,2	Hua Hong Semiconductor Ltd.	5,517,895	12,925
[2]	Guotai Junan Securities Co. Ltd. Class H	12,790,558	12,922
	Bank of Nanjing Co. Ltd. Class A	9,103,748	12,890
	Hollysys Automation Technologies Ltd.	799,670	12,747
	Bank of Communications Co. Ltd. Class A (XSSC)	20,876,291	12,739
*	Beijing Capital International Airport Co. Ltd. Class H	23,454,191	12,701
	COSCO SHIPPING Ports Ltd.	25,755,910	12,701
	Nine Dragons Paper Holdings Ltd.	21,154,711	12,538
	Chongqing Changan Automobile Co. Ltd. Class B	28,554,062	12,379
[1,2]	Pop Mart International Group Ltd.	9,538,798	12,367
	China National Nuclear Power Co. Ltd. Class A	14,909,331	12,340
	Shenzhen International Holdings Ltd.	18,332,334	12,331
*,1,2	Remegen Co. Ltd. Class H	1,945,820	12,245
	Foxconn Industrial Internet Co. Ltd. Class A	10,875,405	12,238
[2]	Topsports International Holdings Ltd.	23,793,479	11,998
	China Merchants Securities Co. Ltd. Class A (XSSC)	6,984,522	11,995
*,1	RLX Technology Inc. ADR	9,481,853	11,852
	Zhejiang Expressway Co. Ltd. Class H	19,053,161	11,812
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	6,509,100	11,735
	Guangdong Haid Group Co. Ltd. Class A	1,478,858	11,709
	Jiangsu Expressway Co. Ltd. Class H	16,567,059	11,685
	China Pacific Insurance Group Co. Ltd. Class A (XSSC)	4,408,672	11,510
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,172,425	11,475
	Daqin Railway Co. Ltd. Class A	13,056,300	11,467
	Beijing Enterprises Water Group Ltd.	54,434,578	11,437
*	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	15,668,543	11,414
*,2	Keymed Biosciences Inc.	1,985,291	11,367
*	China Eastern Airlines Corp. Ltd. Class H	34,277,864	11,310
*	Zhaojin Mining Industry Co. Ltd. Class H	13,725,192	11,309
	China Jinmao Holdings Group Ltd.	85,223,558	11,292
	Uni-President China Holdings Ltd.	15,244,074	11,258
	China Construction Bank Corp. Class A (XSSC)	15,280,401	11,186
	Kingboard Laminates Holdings Ltd.	13,922,729	11,123
[2]	Dali Foods Group Co. Ltd.	27,001,972	11,115
*	China Southern Airlines Co. Ltd. Class H	21,436,505	11,066
	Greentown China Holdings Ltd.	11,555,250	11,025
*	HUTCHMED China Ltd.	6,550,983	11,003
	China Cinda Asset Management Co. Ltd. Class H	118,224,397	10,982
	China United Network Communications Ltd. Class A	23,733,000	10,939
	Baoshan Iron & Steel Co. Ltd. Class A	16,499,344	10,895
	China Overseas Property Holdings Ltd.	17,207,294	10,830
[1]	Flat Glass Group Co. Ltd. Class H	4,588,777	10,763
*	Weibo Corp. ADR	948,525	10,737
	China Resources Cement Holdings Ltd.	29,437,498	10,641
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	3,192,000	10,633
	Yunnan Baiyao Group Co. Ltd. Class A	1,416,735	10,598
	Zhejiang Huayou Cobalt Co. Ltd. Class A	1,410,505	10,548
	Yonyou Network Technology Co. Ltd. Class A	3,122,585	10,491
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	14,092,118	10,477
	China Minsheng Banking Corp. Ltd. Class A (XSSC)	23,071,000	10,436
	China Everbright Bank Co. Ltd. Class H	40,186,762	10,390
	China Petroleum & Chemical Corp. Class A	18,578,216	10,380

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Fufeng Group Ltd.	19,963,124	10,353
*	Yihai International Holding Ltd.	6,271,377	10,335
	Bank of Beijing Co. Ltd. Class A	18,573,814	10,287
	Suzhou Maxwell Technologies Co. Ltd. Class A	154,291	10,152
[2]	CSC Financial Co. Ltd. Class H	13,973,945	10,131
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	1,721,252	10,029
	Ninestar Corp. Class A	1,275,164	10,010
	C&D International Investment Group Ltd.	6,446,867	10,004
[1,2]	CanSino Biologics Inc. Class H	1,072,902	9,975
	Iflytek Co. Ltd. Class A	2,067,850	9,952
	China Lesso Group Holdings Ltd.	12,216,416	9,915
	Citic Pacific Special Steel Group Co. Ltd. Class A	4,475,847	9,874
	Xinte Energy Co. Ltd. Class H	5,041,005	9,834
	Chongqing Rural Commercial Bank Co. Ltd. Class H	32,389,778	9,817
*	China Southern Airlines Co. Ltd. Class A	11,038,400	9,810
	Bank of Shanghai Co. Ltd. Class A	12,760,260	9,764
	Hundsun Technologies Inc. Class A	1,702,151	9,748
	Lao Feng Xiang Co. Ltd. Class B	3,471,953	9,736
*,1	Golden Solar New Energy Technology Holdings Ltd.	9,622,192	9,609
[1,2]	Jinxin Fertility Group Ltd.	19,203,015	9,466
	Guotai Junan Securities Co. Ltd. Class A (XSSC)	5,206,000	9,454
*	GD Power Development Co. Ltd. Class A	15,746,870	9,437
	TBEA Co. Ltd. Class A	3,341,407	9,364
	Huaxia Bank Co. Ltd. Class A	14,236,134	9,353
	Great Wall Motor Co. Ltd. Class A	2,339,464	9,352
*,1,2	Ping An Healthcare & Technology Co. Ltd.	5,037,335	9,317
*,2	InnoCare Pharma Ltd.	7,975,135	9,317
	Hello Group Inc. ADR	1,971,033	9,264
	Xinjiang Goldwind Science & Technology Co. Ltd. Class H	10,681,863	9,256
	Dongfang Electric Corp. Ltd. Class A (XSSC)	2,904,300	9,252
*,2	New Horizon Health Ltd.	4,117,117	9,185
	SDIC Power Holdings Co. Ltd. Class A	6,615,246	9,151
	Sany Heavy Equipment International Holdings Co. Ltd.	11,157,124	9,149
	Power Construction Corp. of China Ltd. Class A	9,456,309	9,138
	China Zhenhua Group Science & Technology Co. Ltd. Class A	492,000	9,107
*,1,2	Weimob Inc.	25,900,666	9,106
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	1,732,300	9,101
	Jiangsu Zhongtian Technology Co. Ltd. Class A	3,017,400	9,097
	Postal Savings Bank of China Co. Ltd. Class A	16,962,773	9,025
*	Lifetech Scientific Corp.	28,736,619	9,018
	GoerTek Inc. Class A	3,005,986	8,924
	Henan Shuanghui Investment & Development Co. Ltd. Class A	2,843,980	8,883
	Imeik Technology Development Co. Ltd. Class A	153,000	8,838
	Chongqing Changan Automobile Co. Ltd. Class A (XSEC)	5,687,257	8,801
	Anhui Conch Cement Co. Ltd. Class A (XSSC)	2,639,100	8,798
[1]	China Suntien Green Energy Corp. Ltd. Class H	23,130,313	8,772
	China Communications Services Corp. Ltd. Class H	31,421,501	8,768
	Bank of Hangzhou Co. Ltd. Class A	5,270,504	8,745
	FinVolution Group ADR	2,006,500	8,708
	Anhui Gujing Distillery Co. Ltd. Class A	319,437	8,650
	Ningbo Deye Technology Co. Ltd. Class A	192,250	8,626
	Huadong Medicine Co. Ltd. Class A	1,527,863	8,596
	China Water Affairs Group Ltd.	12,133,909	8,594
	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	35,245,985	8,509
		Shares	Market Value• ($000)
[1]	Tianneng Power International Ltd.	8,829,375	8,495
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	1,238,362	8,477
*	Ginlong Technologies Co. Ltd. Class A	330,510	8,475
*	iQIYI Inc. ADR	4,175,341	8,434
*	COSCO SHIPPING Energy Transportation Co. Ltd. Class A (XSSC)	3,595,900	8,355
	Guanghui Energy Co. Ltd. Class A	5,873,900	8,277
	GF Securities Co. Ltd. Class A (XSEC)	4,382,575	8,206
	China Datang Corp. Renewable Power Co. Ltd. Class H	30,400,753	8,206
*	Advanced Micro-Fabrication Equipment Inc. China Class A	538,796	8,185
*,1	Differ Group Auto Ltd.	40,227,914	8,045
	Beijing Tongrentang Co. Ltd. Class A	1,201,934	8,041
	Huatai Securities Co. Ltd. Class A (XSSC)	4,885,200	8,025
	Changchun High & New Technology Industry Group Inc. Class A	359,073	7,990
[1]	Sinotruk Hong Kong Ltd.	8,891,975	7,927
*,2	Shanghai Junshi Biosciences Co. Ltd. Class H	2,269,594	7,927
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,039,352	7,858
	Hangzhou Steam Turbine Power Group Co. Ltd. Class B	5,742,289	7,847
	Grand Pharmaceutical Group Ltd.	18,260,903	7,814
	Focus Media Information Technology Co. Ltd. Class A	12,698,972	7,814
	Montage Technology Co. Ltd. Class A	1,006,331	7,800
[1]	Hopson Development Holdings Ltd.	9,692,606	7,770
	China Meidong Auto Holdings Ltd.	5,902,558	7,752
	CIMC Enric Holdings Ltd.	7,914,208	7,714
	Haitong Securities Co. Ltd. Class A (XSSC)	6,605,500	7,650
	Orient Securities Co. Ltd. Class A (XSSC)	7,140,915	7,617
	SSY Group Ltd.	18,290,411	7,574
	Everbright Securities Co. Ltd. Class A (XSSC)	3,919,300	7,561
	ZTE Corp. Class A (XSEC)	2,473,064	7,534
	Beijing United Information Technology Co. Ltd. Class A	442,267	7,524
	China CITIC Bank Corp. Ltd. Class A (XSSC)	12,601,084	7,480
	Walvax Biotechnology Co. Ltd. Class A	1,413,265	7,465
	Will Semiconductor Co. Ltd. Shanghai Class A	735,591	7,414
*	Yangzijiang Financial Holding Ltd.	33,641,958	7,367
	Yealink Network Technology Corp. Ltd. Class A	761,315	7,205
*	New Hope Liuhe Co. Ltd. Class A	4,050,887	7,181
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	3,215,267	7,173
	Ningbo Tuopu Group Co. Ltd. Class A	806,887	7,170
	Wingtech Technology Co. Ltd. Class A	1,087,146	7,131
*,1,3	China Evergrande Group	44,728,357	7,051
[1]	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	21,788,724	7,022
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,528,199	6,891
	Ming Yang Smart Energy Group Ltd. Class A	2,004,183	6,860
	China Merchants Energy Shipping Co. Ltd. Class A	7,139,100	6,846
	Shougang Fushan Resources Group Ltd.	25,070,233	6,791
	BOE Technology Group Co. Ltd. Class B (XSHE)	15,717,251	6,789
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	906,386	6,779
	StarPower Semiconductor Ltd. Class A	132,554	6,770
	Sinopec Engineering Group Co. Ltd. Class H	18,919,826	6,765
	China Coal Energy Co. Ltd. Class A (XSSC)	5,591,454	6,752
	Poly Property Services Co. Ltd. Class H	1,823,172	6,744
	Shanghai International Port Group Co. Ltd. Class A	9,487,100	6,729
	CSG Holding Co. Ltd. Class B	17,537,213	6,715
	Ningbo Orient Wires & Cables Co. Ltd. Class A	636,000	6,713

Total International Stock Index Fund
		Shares	Market Value• ($000)
	TCL Technology Group Corp. Class A	12,485,500	6,706
	Zhejiang NHU Co. Ltd. Class A	2,727,620	6,695
[2]	Simcere Pharmaceutical Group Ltd.	6,023,248	6,684
	Western Superconducting Technologies Co. Ltd. Class A	415,685	6,643
*,1	Vnet Group Inc. ADR	1,584,766	6,640
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,838,446	6,605
[2]	BAIC Motor Corp. Ltd. Class H	29,785,954	6,599
	YTO Express Group Co. Ltd. Class A	2,549,659	6,597
	Sichuan Road & Bridge Group Co. Ltd. Class A	4,265,550	6,590
	SG Micro Corp. Class A	319,516	6,567
	Zhongyu Energy Holdings Ltd.	8,806,677	6,554
	BOE Varitronix Ltd.	4,416,854	6,549
	Skyworth Group Ltd.	17,826,344	6,539
	Fuyao Glass Industry Group Co. Ltd. Class A (XSSC)	1,426,900	6,539
	GigaDevice Semiconductor Inc. Class A	574,674	6,495
	Vinda International Holdings Ltd.	3,444,440	6,460
	Huayu Automotive Systems Co. Ltd. Class A	2,808,305	6,455
[1,2]	Blue Moon Group Holdings Ltd.	10,929,772	6,448
	Gotion High-tech Co. Ltd. Class A	1,557,700	6,440
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,653,550	6,439
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	48,725,906	6,392
*,1	Alibaba Pictures Group Ltd.	172,781,139	6,386
	Jiangsu Eastern Shenghong Co. Ltd. Class A	3,783,265	6,381
	Hoshine Silicon Industry Co. Ltd. Class A	486,180	6,367
*,1	Canaan Inc. ADR	2,173,624	6,304
	Shenzhen Expressway Corp. Ltd. Class H	8,770,965	6,297
	China Education Group Holdings Ltd.	10,733,248	6,284
	Huizhou Desay Sv Automotive Co. Ltd. Class A	439,319	6,239
	People's Insurance Co. Group of China Ltd. Class A	9,375,299	6,237
	Joinn Laboratories China Co. Ltd. Class A	794,197	6,231
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	1,493,746	6,225
	PAX Global Technology Ltd.	7,899,609	6,208
	Digital China Holdings Ltd.	15,632,283	6,191
	Metallurgical Corp. of China Ltd. Class A (XSSC)	15,578,494	6,159
	Sichuan Chuantou Energy Co. Ltd. Class A	4,061,576	6,152
[2]	China Railway Signal & Communication Corp. Ltd. Class H	21,521,444	6,134
	Founder Securities Co. Ltd. Class A	7,050,700	6,123
	Hengli Petrochemical Co. Ltd. Class A	2,900,320	6,112
*	Shanghai Electric Group Co. Ltd. Class H	31,324,589	6,100
	Huadian Power International Corp. Ltd. Class H	20,306,209	6,098
*	Noah Holdings Ltd. ADR	464,676	6,097
	China International Marine Containers Group Co. Ltd. Class H	9,540,416	6,073
	Lens Technology Co. Ltd. Class A	4,437,193	6,072
	China Risun Group Ltd.	17,143,094	6,048
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	2,623,216	6,044
	Shenzhen Transsion Holdings Co. Ltd. Class A	706,791	6,041
	360 Security Technology Inc. Class A	6,209,791	6,033
[1]	Jinke Smart Services Group Co. Ltd. Class H	4,087,777	5,999
	Shanghai Industrial Holdings Ltd.	6,086,014	5,939
	China Resources Microelectronics Ltd. Class A	852,624	5,929
*	COFCO Joycome Foods Ltd.	28,170,541	5,917
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	3,216,933	5,877
	Tsingtao Brewery Co. Ltd. Class A (XSSC)	522,758	5,869
*	Industrial Securities Co. Ltd. Class A	7,826,910	5,865
	Sinotrans Ltd. Class H	24,074,079	5,862
		Shares	Market Value• ($000)
*	Gushengtang Holdings Ltd.	1,378,296	5,835
	Fu Shou Yuan International Group Ltd.	11,655,420	5,823
	China Everbright Ltd.	11,004,287	5,802
[2]	Legend Holdings Corp. Class H	6,896,453	5,797
	MINISO Group Holding Ltd. ADR	1,136,436	5,796
	Hengtong Optic-electric Co. Ltd. Class A	2,157,360	5,772
[2]	AsiaInfo Technologies Ltd.	4,810,027	5,747
	Weichai Power Co. Ltd. Class A (XSEC)	4,592,800	5,732
	China National Software & Service Co. Ltd. Class A	575,191	5,722
	China Jushi Co. Ltd. Class A	3,558,388	5,713
*	Flat Glass Group Co. Ltd. Class A	1,214,265	5,707
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	3,653,806	5,696
	Lee & Man Paper Manufacturing Ltd.	18,783,016	5,694
[2]	China Merchants Securities Co. Ltd. Class H	6,081,025	5,639
	Zhejiang Supcon Technology Co. Ltd. Class A	424,092	5,619
	China Nonferrous Mining Corp. Ltd.	15,479,316	5,608
	Canvest Environmental Protection Group Co. Ltd.	9,084,428	5,593
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,613,000	5,585
*,2	Luye Pharma Group Ltd.	22,830,039	5,550
	Hangzhou First Applied Material Co. Ltd. Class A	627,144	5,548
[1]	Dongfang Electric Corp. Ltd. Class H	3,667,900	5,532
	China Yongda Automobiles Services Holdings Ltd.	12,294,260	5,515
	Jiangsu King's Luck Brewery JSC Ltd. Class A	1,070,369	5,488
*	Towngas Smart Energy Co. Ltd.	15,651,733	5,482
	Hithink RoyalFlush Information Network Co. Ltd. Class A	467,931	5,471
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,565,448	5,428
	Shenzhen Dynanonic Co. Ltd. Class A	153,229	5,425
*	China Conch Environment Protection Holdings Ltd.	18,369,111	5,416
	Shoucheng Holdings Ltd.	29,736,332	5,412
	COSCO SHIPPING Development Co. Ltd. Class H	46,536,512	5,393
*,2	Alphamab Oncology	7,663,959	5,389
	NetDragon Websoft Holdings Ltd.	3,190,129	5,357
*	Shanghai Electric Group Co. Ltd. Class A (XSSC)	10,045,235	5,353
	Maxscend Microelectronics Co. Ltd. Class A	422,305	5,345
	Xinyi Energy Holdings Ltd.	20,961,252	5,339
	Hangzhou Silan Microelectronics Co. Ltd. Class A	1,235,028	5,329
*	Huaneng Power International Inc. Class A (XSSC)	5,794,976	5,326
	Zhejiang Juhua Co. Ltd. Class A	2,470,946	5,322
	AVIC Electromechanical Systems Co. Ltd. Class A	3,299,400	5,290
	Chongqing Brewery Co. Ltd. Class A	440,789	5,275
	Guosen Securities Co. Ltd. Class A	4,454,452	5,273
[1,2]	Angelalign Technology Inc.	595,478	5,254
*	Sohu.com Ltd. ADR	370,548	5,247
	Yifeng Pharmacy Chain Co. Ltd. Class A	679,718	5,231
	Sinomine Resource Group Co. Ltd. Class A	424,457	5,224
*,2	Zhou Hei Ya International Holdings Co. Ltd.	11,853,752	5,221
	Concord New Energy Group Ltd.	67,960,075	5,192
	Xiamen Faratronic Co. Ltd. Class A	214,020	5,181
	Satellite Chemical Co. Ltd. Class A	3,035,848	5,166
	China National Chemical Engineering Co. Ltd. Class A	5,303,743	5,152
	China Reinsurance Group Corp. Class H	96,853,426	5,120
[2]	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	2,414,103	5,107
	Yanlord Land Group Ltd.	8,343,492	5,099

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1,2]	A-Living Smart City Services Co. Ltd.	8,976,039	5,094
	Wuxi Shangji Automation Co. Ltd. Class A	302,960	5,092
	New China Life Insurance Co. Ltd. Class A (XSSC)	1,583,191	5,090
	Metallurgical Corp. of China Ltd. Class H	31,935,697	5,085
[2]	AK Medical Holdings Ltd.	4,889,497	5,083
	Shenzhen Investment Ltd.	37,269,328	5,078
	YongXing Special Materials Technology Co. Ltd. Class A	317,600	5,074
	Pylon Technologies Co. Ltd. Class A	119,457	5,073
	Shenzhen SC New Energy Technology Corp. Class A	271,506	5,066
	JCET Group Co. Ltd. Class A	1,525,781	5,041
	Yintai Gold Co. Ltd. Class A	2,559,318	5,040
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	292,321	5,029
	ENN Natural Gas Co. Ltd. Class A	2,351,563	5,010
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,483,537	4,990
*,1,2	Microport Cardioflow Medtech Corp.	16,410,905	4,985
	Greentown Service Group Co. Ltd.	12,127,843	4,962
	AECC Aero-Engine Control Co. Ltd. Class A	1,203,600	4,958
	Mango Excellent Media Co. Ltd. Class A	1,643,799	4,956
*,1	Yeahka Ltd.	2,172,572	4,953
*,1	XD Inc.	2,828,836	4,911
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	2,106,600	4,878
*,1,2	Kintor Pharmaceutical Ltd.	3,063,873	4,860
*,1	China Ruyi Holdings Ltd.	30,939,121	4,853
*	Topchoice Medical Corp. Class A	286,179	4,821
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSSC)	1,997,267	4,819
*	Beijing Dabeinong Technology Group Co. Ltd. Class A	3,822,800	4,807
	Ningbo Shanshan Co. Ltd. Class A	1,950,424	4,804
	Huaneng Lancang River Hydropower Inc. Class A	5,486,400	4,796
	Chengxin Lithium Group Co. Ltd. Class A	804,870	4,790
	Wuhan Guide Infrared Co. Ltd. Class A	2,984,490	4,761
	Anjoy Foods Group Co. Ltd. Class A	258,228	4,761
	Sunwoda Electronic Co. Ltd. Class A	1,486,204	4,739
*	Hainan Meilan International Airport Co. Ltd.	3,027,641	4,702
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	1,104,127	4,686
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	7,522,705	4,668
	Huadian Power International Corp. Ltd. Class A (XSSC)	6,238,600	4,655
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	502,944	4,643
	Thunder Software Technology Co. Ltd. Class A	341,928	4,632
*,2	Venus MedTech Hangzhou Inc. Class H	3,750,377	4,619
	Livzon Pharmaceutical Group Inc. Class H	1,755,105	4,594
*	National Silicon Industry Group Co. Ltd. Class A	1,646,912	4,588
	Shanxi Meijin Energy Co. Ltd. Class A	3,805,900	4,572
	Bethel Automotive Safety Systems Co. Ltd. Class A	382,000	4,569
	Suzhou TA&A Ultra Clean Technology Co. Ltd. Class A	537,441	4,565
	LB Group Co. Ltd. Class A	2,159,900	4,559
	Tiangong International Co. Ltd.	16,387,510	4,549
	Bloomage Biotechnology Corp. Ltd. Class A	309,325	4,514
	Weihai Guangwei Composites Co. Ltd. Class A	423,740	4,508
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	5,197,843	4,486
	GEM Co. Ltd. Class A	4,388,120	4,474
	Xiamen C & D Inc. Class A	2,711,800	4,461
	Shanghai RAAS Blood Products Co. Ltd. Class A	5,981,479	4,456
		Shares	Market Value• ($000)
*,1	Seazen Group Ltd.	27,694,348	4,449
*,1	Helens International Holdings Co. Ltd.	4,618,723	4,437
	Angang Steel Co. Ltd. Class H	21,301,121	4,420
	Sihuan Pharmaceutical Holdings Group Ltd.	51,842,035	4,419
*	Datang International Power Generation Co. Ltd. Class H	34,694,302	4,415
*	Yatsen Holding Ltd. ADR	3,897,207	4,404
*,2	Peijia Medical Ltd.	5,315,096	4,403
*	Yunnan Yuntianhua Co. Ltd. Class A	1,585,273	4,381
*	Kuang-Chi Technologies Co. Ltd. Class A	1,843,500	4,377
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	531,500	4,360
*,2	Linklogis Inc. Class B	12,449,293	4,347
	China BlueChemical Ltd. Class H	22,765,366	4,345
	China Overseas Grand Oceans Group Ltd.	15,313,402	4,326
	CMOC Group Ltd. Class A (XSSC)	7,592,900	4,324
	Inner Mongolia ERDOS Resources Co. Ltd. Class B	2,475,260	4,323
	China Oriental Group Co. Ltd.	31,065,391	4,312
	Hongfa Technology Co. Ltd. Class A	914,419	4,311
	Guangdong Provincial Expressway Development Co. Ltd. Class B	6,655,836	4,291
[1,2]	Orient Securities Co. Ltd. Class H	11,485,698	4,286
	Aluminum Corp. of China Ltd. Class A	8,046,900	4,266
	Haohua Chemical Science & Technology Co. Ltd.	725,297	4,266
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	391,033	4,236
	Shandong Nanshan Aluminum Co. Ltd. Class A	9,985,735	4,225
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	7,313,566	4,224
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	564,100	4,224
	XCMG Construction Machinery Co. Ltd. Class A	6,642,500	4,218
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,236,731	4,204
*	Shandong Chenming Paper Holdings Ltd. Class B	14,771,945	4,201
	Beijing Tiantan Biological Products Corp. Ltd. Class A	1,473,158	4,190
	Gemdale Corp. Class A	3,889,884	4,187
	China Greatwall Technology Group Co. Ltd. Class A	2,729,700	4,179
	Asymchem Laboratories Tianjin Co. Ltd. Class A	213,696	4,172
	Youngor Group Co. Ltd. Class A	5,088,600	4,172
	Beijing New Building Materials plc Class A	1,528,735	4,162
	SooChow Securities Co. Ltd. Class A	4,608,877	4,143
	Ecovacs Robotics Co. Ltd. Class A	515,840	4,140
	Zhejiang Dahua Technology Co. Ltd. Class A	2,600,293	4,128
	Hualan Biological Engineering Inc. Class A	1,694,155	4,122
	Bank of Jiangsu Co. Ltd. Class A	4,341,984	4,121
	Henan Shenhuo Coal & Power Co. Ltd. Class A	2,137,600	4,112
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	476,124	4,110
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	962,300	4,108
	Huaxin Cement Co. Ltd. Class H	4,737,208	4,091
	Sun Art Retail Group Ltd.	25,582,828	4,070
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	393,957	4,069
*	Lingyi iTech Guangdong Co. Class A	6,246,400	4,051
*	Guangdong Electric Power Development Co. Ltd. Class B	15,855,512	4,043
	AIMA Technology Group Co. Ltd. Class A	493,063	4,040
*	Wens Foodstuffs Group Co. Ltd. Class A	1,641,091	4,033
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	1,555,200	4,028
*,1,2	Ascentage Pharma Group International	2,016,028	4,014

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Jiangsu GoodWe Power Supply Technology Co. Ltd. Class A	87,110	4,007
	Beijing Jingneng Clean Energy Co. Ltd. Class H	21,503,492	3,997
	Zangge Mining Co. Ltd. Class A	1,069,679	3,997
	Yuexiu REIT	23,232,916	3,995
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	1,025,800	3,983
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A (XSEC)	5,341,779	3,921
	Shui On Land Ltd.	42,728,878	3,919
	Gemdale Properties & Investment Corp. Ltd.	71,480,302	3,917
	Caitong Securities Co. Ltd. Class A	3,984,290	3,911
*	Jiangxi Special Electric Motor Co. Ltd. Class A	1,490,800	3,900
	Humanwell Healthcare Group Co. Ltd. Class A	1,415,300	3,897
[2]	Genertec Universal Medical Group Co. Ltd.	9,310,425	3,892
	Tong Ren Tang Technologies Co. Ltd. Class H	7,576,777	3,888
	Rongsheng Petrochemical Co. Ltd. Class A	2,632,364	3,868
	JiuGui Liquor Co. Ltd. Class A	275,000	3,851
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	228,060	3,831
	Zhejiang Chint Electrics Co. Ltd. Class A	1,094,902	3,820
	By-health Co. Ltd. Class A	1,585,200	3,812
	Poly Property Group Co. Ltd.	24,230,730	3,797
	CGN New Energy Holdings Co. Ltd.	14,133,506	3,797
	Angel Yeast Co. Ltd. Class A	762,500	3,792
	Keda Industrial Group Co. Ltd. Class A	1,760,841	3,764
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	843,030	3,759
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSSC)	1,014,516	3,747
*	Skshu Paint Co. Ltd. Class A	313,421	3,742
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	1,364,740	3,741
*,3	China Zhongwang Holdings Ltd.	17,459,813	3,737
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	902,073	3,720
	Sinoma Science & Technology Co. Ltd. Class A	1,513,872	3,719
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	3,604,839	3,717
*	SOHO China Ltd.	25,340,856	3,715
	AVIC Industry-Finance Holdings Co. Ltd. Class A	8,920,695	3,709
	Changjiang Securities Co. Ltd. Class A	5,169,432	3,701
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	6,899,200	3,678
	Shandong Sun Paper Industry JSC Ltd. Class A	2,540,900	3,659
	Yunnan Aluminium Co. Ltd. Class A	2,906,900	3,657
	Inspur Electronic Information Industry Co. Ltd. Class A	1,157,552	3,654
[1,3]	Shimao Group Holdings Ltd.	19,108,207	3,651
	Tongkun Group Co. Ltd. Class A	2,192,760	3,648
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	870,599	3,643
*	Youngy Co. Ltd. Class A	239,400	3,627
	Guoyuan Securities Co. Ltd. Class A	4,218,740	3,614
	China Resources Medical Holdings Co. Ltd.	7,565,918	3,614
	Shenzhen Energy Group Co. Ltd. Class A	4,598,857	3,598
	iRay Technology Co. Ltd. Class A	50,720	3,585
	Hubei Energy Group Co. Ltd. Class A	6,233,067	3,580
*	Cosmopolitan International Holdings Ltd.	23,379,556	3,573
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	14,924,161	3,569
	Ningxia Baofeng Energy Group Co. Ltd. Class A	2,269,000	3,569
	Hangzhou Oxygen Plant Group Co. Ltd.	618,100	3,562
	Ningbo Zhoushan Port Co. Ltd. Class A	7,467,746	3,554
	Fujian Sunner Development Co. Ltd. Class A	1,180,100	3,551
		Shares	Market Value• ($000)
	China Baoan Group Co. Ltd. Class A	2,230,264	3,537
	Gaona Aero Material Co. Ltd. Class A	482,200	3,534
	Westone Information Industry Inc. Class A	707,989	3,531
*	Seazen Holdings Co. Ltd. Class A	1,947,135	3,525
	Sinolink Securities Co. Ltd. Class A	3,251,746	3,523
	Tianshui Huatian Technology Co. Ltd. Class A	2,917,045	3,523
*,1	Agile Group Holdings Ltd.	18,470,040	3,513
	Inner Mongolia ERDOS Resources Co. Ltd. Class A	1,836,143	3,510
	Dajin Heavy Industry Co. Ltd. Class A	531,900	3,499
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	1,438,800	3,497
	Beijing Easpring Material Technology Co. Ltd. Class A	430,000	3,494
	Xiamen Tungsten Co. Ltd. Class A	1,266,791	3,486
	Shengyi Technology Co. Ltd. Class A	1,830,600	3,485
*,2,3	Evergrande Property Services Group Ltd.	54,518,500	3,473
	Sichuan Yahua Industrial Group Co. Ltd. Class A	945,700	3,472
	First Capital Securities Co. Ltd. Class A	4,547,300	3,468
	Jiangsu Yangnong Chemical Co. Ltd. Class A	273,700	3,466
	Lonking Holdings Ltd.	25,185,798	3,465
	Songcheng Performance Development Co. Ltd. Class A	2,193,570	3,465
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	399,200	3,456
*	Zhejiang Century Huatong Group Co. Ltd. Class A	6,807,400	3,454
	Huaibei Mining Holdings Co. Ltd. Class A	1,926,098	3,435
	Longshine Technology Group Co. Ltd. Class A	970,856	3,434
	Anhui Expressway Co. Ltd. Class A	3,720,033	3,432
[1]	Ming Yuan Cloud Group Holdings Ltd.	7,447,192	3,430
	China Railway Signal & Communication Corp. Ltd. Class A	5,519,118	3,427
*,1	Kingsoft Cloud Holdings Ltd. ADR	1,352,051	3,421
*	China Rare Earth Resources & Technology Co. Ltd. Class A	856,600	3,392
*	Sichuan New Energy Power Co. Ltd.	1,309,607	3,384
	Guangdong HEC Technology Holding Co. Ltd. Class A	2,649,467	3,377
*	Shanghai Electric Power Co. Ltd. Class A	2,676,808	3,371
	Hangzhou Lion Electronics Co. Ltd. Class A	572,480	3,369
	Nanjing Securities Co. Ltd. Class A	3,091,500	3,362
[1,3]	CIFI Holdings Group Co. Ltd.	51,752,378	3,350
	Jiangsu Yoke Technology Co. Ltd. Class A	415,900	3,349
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	486,850	3,342
[1]	China Modern Dairy Holdings Ltd.	32,777,317	3,337
	Huafon Chemical Co. Ltd. Class A	3,639,205	3,326
	Shanghai Yuyuan Tourist Mart Group Co. Ltd.	3,861,168	3,322
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	2,706,033	3,322
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	5,370,897	3,313
	Kingfa Sci & Tech Co. Ltd. Class A	2,489,700	3,309
	COSCO SHIPPING Development Co. Ltd. Class A (XSSC)	9,877,172	3,308
	NavInfo Co. Ltd. Class A	2,031,819	3,305
	Sinopec Kantons Holdings Ltd.	12,226,714	3,302
[2]	Shandong Gold Mining Co. Ltd. Class H	2,075,600	3,299
	Shanghai Friendess Electronic Technology Corp. Ltd. Class A	116,798	3,298
	Livzon Pharmaceutical Group Inc. Class A (XSEC)	681,343	3,297
[2]	Xiabuxiabu Catering Management China Holdings Co. Ltd.	6,379,938	3,293
	Shenzhen Capchem Technology Co. Ltd. Class A	660,283	3,274
	Ingenic Semiconductor Co. Ltd. Class A	351,646	3,274

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	208,535	3,274
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	507,652	3,271
	Sailun Group Co. Ltd. Class A	2,722,164	3,243
	Western Securities Co. Ltd. Class A	3,943,344	3,231
	Yankuang Energy Group Co. Ltd. Class A (XSSC)	580,800	3,230
	Shenzhen SED Industry Co. Ltd. Class A	1,102,700	3,214
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	163,900	3,214
	Shanghai Lingang Holdings Corp. Ltd. Class A	2,041,445	3,210
	Beijing Shiji Information Technology Co. Ltd. Class A	1,844,752	3,203
	Sichuan Swellfun Co. Ltd. Class A	411,620	3,201
	BBMG Corp. Class H	30,982,454	3,196
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	655,665	3,196
*	TCL Electronics Holdings Ltd.	8,353,213	3,191
	Wuxi Autowell Technology Co. Ltd. Class A	72,381	3,150
*	FIH Mobile Ltd.	38,542,562	3,143
	Ovctek China Inc. Class A	771,904	3,143
	Yuexiu Transport Infrastructure Ltd.	8,006,245	3,134
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	1,312,840	3,134
	China Green Electricity Investment of Tianjin Co. Ltd. Class A	1,727,490	3,130
	Jason Furniture Hangzhou Co. Ltd. Class A	753,349	3,125
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	2,063,100	3,124
	AVICOPTER plc Class A	517,991	3,122
	Sichuan Hebang Biotechnology Co. Ltd. Class A	7,881,700	3,119
	Apeloa Pharmaceutical Co. Ltd. Class A	1,088,400	3,104
	China South Publishing & Media Group Co. Ltd. Class A	2,364,461	3,093
	Sunresin New Materials Co. Ltd. Class A	294,928	3,092
	Dongxing Securities Co. Ltd. Class A	2,900,222	3,091
	Liaoning Port Co. Ltd. Class A	14,139,765	3,083
	Hengyi Petrochemical Co. Ltd. Class A	3,349,140	3,080
	Weifu High-Technology Group Co. Ltd. Class B	2,019,242	3,067
	Wuhan DR Laser Technology Corp. Ltd. Class A	137,760	3,067
	Beijing Shougang Co. Ltd. Class A	6,538,495	3,062
	Tongling Nonferrous Metals Group Co. Ltd. Class A	8,841,706	3,061
	Bank of Changsha Co. Ltd. Class A	3,456,600	3,053
	Red Avenue New Materials Group Co. Ltd. Class A	618,700	3,051
*,1,2	Mobvista Inc.	5,913,000	3,045
	Hisense Home Appliances Group Co. Ltd.	3,672,841	3,039
	Daan Gene Co. Ltd. Class A	1,241,370	3,036
*	Hang Zhou Great Star Industrial Co. Ltd. Class A	1,140,500	3,008
	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	3,394,230	3,003
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	640,211	2,995
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	1,865,496	2,988
*	TongFu Microelectronics Co. Ltd. Class A	1,156,902	2,986
	Bank of Chongqing Co. Ltd. Class H	6,573,546	2,982
	Sonoscape Medical Corp. Class A	380,861	2,982
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	423,300	2,978
	Sieyuan Electric Co. Ltd. Class A	648,200	2,977
*,3	China Dili Group	35,982,893	2,970
[1]	Kangji Medical Holdings Ltd.	3,668,782	2,963
	3peak Inc. Class A	84,331	2,963
		Shares	Market Value• ($000)
	Beijing Yanjing Brewery Co. Ltd. Class A	2,523,610	2,953
	Hunan Valin Steel Co. Ltd. Class A	5,384,440	2,953
*	Dada Nexus Ltd. ADR	955,730	2,953
	Guangxi Guiguan Electric Power Co. Ltd. Class A	3,435,884	2,950
	Qingdao Haier Biomedical Co. Ltd. Class A	278,959	2,950
	Shanxi Securities Co. Ltd. Class A	4,162,379	2,946
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	4,867,892	2,941
	Hesteel Co. Ltd. Class A	9,894,043	2,940
	Eastern Air Logistics Co. Ltd. Class A	1,400,391	2,937
*	Amlogic Shanghai Co. Ltd. Class A	373,373	2,936
	Southwest Securities Co. Ltd. Class A	5,775,609	2,933
	BTG Hotels Group Co. Ltd. Class A	981,188	2,923
	Zhejiang Hailiang Co. Ltd. Class A	1,836,000	2,917
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	226,094	2,913
	Sinocare Inc. Class A	564,449	2,908
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	235,000	2,898
	Nantong Jianghai Capacitor Co. Ltd. Class A	834,345	2,896
	Yangling Metron New Material Inc. Class A	423,700	2,883
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	985,417	2,871
	Heilongjiang Agriculture Co. Ltd. Class A	1,516,900	2,870
	Jafron Biomedical Co. Ltd. Class A	659,726	2,867
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	641,480	2,864
*	Harbin Electric Co. Ltd. Class H	8,451,020	2,853
	Xinxiang Richful Lube Additive Co. Ltd. Class A	143,100	2,844
	Hisense Home Appliances Group Co. Ltd. Class A (XSEC)	1,933,157	2,843
	Shenzhen Senior Technology Material Co. Ltd. Class A	1,117,821	2,839
*	Datang International Power Generation Co. Ltd. Class A	7,313,411	2,838
	Hebei Sinopack Electronic Technology Co. Ltd. Class A	196,070	2,833
	Consun Pharmaceutical Group Ltd.	7,539,994	2,824
	Sinofibers Technology Co. Ltd. Class A	372,623	2,824
	Do-Fluoride New Materials Co. Ltd. Class A	659,500	2,820
	CanSino Biologics Inc. Class A	108,088	2,810
[1]	Guangzhou R&F Properties Co. Ltd. Class H	20,571,375	2,807
	Dong-E-E-Jiao Co. Ltd. Class A	545,380	2,806
	Eastroc Beverage Group Co. Ltd. Class A	131,600	2,796
	Shenghe Resources Holding Co. Ltd. Class A	1,519,800	2,791
	GRG Banking Equipment Co. Ltd. Class A	2,152,643	2,780
*	China Zheshang Bank Co. Ltd. Class A	7,332,100	2,774
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	794,700	2,773
	Zhejiang Cfmoto Power Co. Ltd. Class A	150,600	2,771
	SPIC Industry-Finance Holdings Co. Ltd. Class A	4,905,894	2,766
	Avary Holding Shenzhen Co. Ltd. Class A	675,240	2,759
	Wuchan Zhongda Group Co. Ltd. Class A	4,822,385	2,759
	CECEP Wind-Power Corp. Class A	4,669,344	2,745
	Xi'an Triangle Defense Co. Ltd. Class A	428,320	2,744
	Ningbo Xusheng Auto Technology Co. Ltd. Class A	581,672	2,741
*	Risen Energy Co. Ltd. Class A	808,759	2,740
	Jointown Pharmaceutical Group Co. Ltd. Class A	1,571,414	2,709
	Levima Advanced Materials Corp. Class A	600,553	2,694
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	923,000	2,690
	Luxi Chemical Group Co. Ltd. Class A	1,721,200	2,685
	West China Cement Ltd.	29,628,756	2,680

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	771,541	2,679
	Guangdong Hongda Holdings Group Co. Ltd. Class A	716,200	2,679
	Porton Pharma Solutions Ltd. Class A	459,571	2,679
*,2	Yidu Tech Inc.	5,274,995	2,678
*	I-Mab ADR	719,600	2,670
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	3,261,275	2,666
	Sealand Securities Co. Ltd. Class A	5,956,200	2,656
*	CMGE Technology Group Ltd.	16,924,990	2,653
*,2	Ocumension Therapeutics	2,872,827	2,648
	Kehua Data Co. Ltd. Class A	451,480	2,645
	Guangzhou Automobile Group Co. Ltd. Class A (XSSC)	1,700,940	2,644
	Tianma Microelectronics Co. Ltd. Class A	2,177,821	2,642
	Qingdao Gaoce Technology Co. Ltd. Class A	222,978	2,640
*,1	GOME Retail Holdings Ltd.	161,652,581	2,637
	Shanghai Huayi Group Co. Ltd. Class B	4,479,735	2,636
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	3,176,313	2,635
[1,2]	Hope Education Group Co. Ltd.	42,653,194	2,635
	GCL Energy Technology Co. Ltd.	1,409,800	2,631
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	2,715,377	2,629
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A (XSEC)	1,831,258	2,627
[2]	Shanghai Haohai Biological Technology Co. Ltd. Class H	780,282	2,616
	Sinotrans Ltd. Class A (XSSC)	5,362,321	2,612
	CECEP Solar Energy Co. Ltd. Class A	2,808,200	2,611
	Winning Health Technology Group Co. Ltd. Class A	1,963,130	2,610
[1]	Comba Telecom Systems Holdings Ltd.	18,606,993	2,609
*	Sichuan Development Lomon Co. Ltd. Class A	1,709,150	2,608
	Riyue Heavy Industry Co. Ltd. Class A	856,833	2,600
*	Fangda Carbon New Material Co. Ltd. Class A	3,147,945	2,595
	Zhefu Holding Group Co. Ltd. Class A	4,826,150	2,593
	Xiamen Xiangyu Co. Ltd. Class A	1,911,701	2,591
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	4,751,604	2,582
	Financial Street Holdings Co. Ltd. Class A	4,058,405	2,579
	Dazhong Transportation Group Co. Ltd. Class B	10,955,524	2,576
	Unisplendour Corp. Ltd. Class A	1,093,352	2,572
	Jiangsu Cnano Technology Co. Ltd. Class A	196,801	2,570
	Glarun Technology Co. Ltd. Class A	1,290,100	2,569
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	2,802,270	2,568
	Titan Wind Energy Suzhou Co. Ltd. Class A	1,592,800	2,568
	Hangjin Technology Co. Ltd. Class A	636,200	2,554
	Konfoong Materials International Co. Ltd. Class A	211,300	2,552
	Raytron Technology Co. Ltd. Class A	390,556	2,550
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	1,031,454	2,540
	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	161,100	2,538
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	914,200	2,533
	Hangzhou Robam Appliances Co. Ltd. Class A	900,362	2,530
	Zhongji Innolight Co. Ltd. Class A	629,279	2,527
	Shenzhen Kedali Industry Co. Ltd. Class A	200,605	2,527
*	Zhuguang Holdings Group Co. Ltd.	30,936,422	2,526
	Offshore Oil Engineering Co. Ltd. Class A	3,910,000	2,517
	Zhejiang China Commodities City Group Co. Ltd. Class A	4,370,600	2,511
	Zhuhai Huafa Properties Co. Ltd. Class A	2,142,100	2,511
[2]	Ganfeng Lithium Group Co. Ltd. Class H	369,491	2,499
		Shares	Market Value• ($000)
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	1,277,507	2,489
*	Roshow Technology Co. Ltd. Class A	1,757,200	2,487
*	Focused Photonics Hangzhou Inc. Class A	469,100	2,484
	Suplet Power Co. Ltd. Class A	344,400	2,484
	Digital China Group Co. Ltd. Class A	677,400	2,483
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	1,309,087	2,481
	TangShan Port Group Co. Ltd. Class A	7,197,500	2,478
	State Grid Information & Communication Co. Ltd.	1,205,122	2,476
*,1	Li Auto Inc. Class A	360,345	2,475
	WUS Printed Circuit Kunshan Co. Ltd. Class A	1,659,250	2,473
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	663,343	2,469
	Western Mining Co. Ltd. Class A	1,893,667	2,468
	Shanghai Medicilon Inc. Class A	80,897	2,457
	Shanghai Zhonggu Logistics Co. Ltd. Class A	1,339,100	2,455
	Zhejiang Supor Co. Ltd. Class A	445,175	2,444
	Sino-Ocean Group Holding Ltd.	36,796,053	2,440
	Sinoma International Engineering Co. Class A	2,078,800	2,439
	China Automotive Engineering Research Institute Co. Ltd. Class A	939,790	2,427
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,218,600	2,425
	China Kings Resources Group Co. Ltd. Class A	385,079	2,424
*	Wanda Film Holding Co. Ltd. Class A	1,748,798	2,420
	Yunnan Copper Co. Ltd. Class A	1,599,700	2,416
	Bank of Chongqing Co. Ltd. Class A	2,671,659	2,416
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	251,693	2,416
*	Tibet Mineral Development Co. Class A	454,900	2,416
	Bank of Guiyang Co. Ltd. Class A	3,375,900	2,411
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	221,400	2,408
*	Ningbo Joyson Electronic Corp. Class A	1,143,900	2,407
	Northeast Securities Co. Ltd. Class A	2,763,300	2,406
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	1,558,000	2,404
	Shanghai M&G Stationery Inc. Class A	433,200	2,397
	Tofflon Science & Technology Group Co. Ltd. Class A	617,400	2,395
	CNPC Capital Co. Ltd. Class A	3,882,657	2,395
*,2	China Renaissance Holdings Ltd.	3,145,000	2,384
	China Great Wall Securities Co. Ltd. Class A	2,147,000	2,383
	Lianhe Chemical Technology Co. Ltd. Class A	926,552	2,382
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	65,464	2,378
	Bank of Chengdu Co. Ltd. Class A	1,269,227	2,371
	Jizhong Energy Resources Co. Ltd. Class A	2,849,376	2,370
	PharmaBlock Sciences Nanjing Inc. Class A	195,977	2,366
	Beijing Enlight Media Co. Ltd. Class A	2,552,180	2,357
	Tangshan Jidong Cement Co. Ltd. Class A	2,259,700	2,354
*	Sinofert Holdings Ltd.	23,574,198	2,341
	Hubei Dinglong Co. Ltd. Class A	811,900	2,341
	Jingjin Equipment Inc. Class A	549,340	2,334
	Shanghai Haixin Group Co. Class B	7,509,733	2,324
*	Inner Mongolia Dazhong Mining Co. Ltd. Class A	1,427,980	2,320
	FAW Jiefang Group Co. Ltd. Class A	2,429,337	2,319
	Zhejiang Yongtai Technology Co. Ltd. Class A	772,264	2,318
*	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	2,479,820	2,318
*,1,2	Redco Properties Group Ltd.	10,888,787	2,316
	Shanghai Wanye Enterprises Co. Ltd. Class A	898,000	2,313
	Haisco Pharmaceutical Group Co. Ltd. Class A	752,163	2,311
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	1,035,104	2,311
	Harbin Boshi Automation Co. Ltd. Class A	1,098,225	2,303

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	1,122,800	2,302
[2]	China New Higher Education Group Ltd.	10,036,112	2,302
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	75,270	2,300
*	Kaishan Group Co. Ltd. Class A	1,002,149	2,298
	Shanghai Bailian Group Co. Ltd. Class B	3,480,464	2,293
	China Galaxy Securities Co. Ltd. Class A	1,850,800	2,292
	Anhui Anke Biotechnology Group Co. Ltd. Class A	1,687,517	2,291
	Oppein Home Group Inc. Class A	205,000	2,290
	CNOOC Energy Technology & Services Ltd. Class A	5,872,800	2,290
	CTS International Logistics Corp. Ltd. Class A	1,493,632	2,288
*	LexinFintech Holdings Ltd. ADR	1,680,141	2,285
	IKD Co. Ltd. Class A	876,568	2,278
*	Hi Sun Technology China Ltd.	22,780,456	2,268
	Dian Diagnostics Group Co. Ltd. Class A	594,000	2,266
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	777,800	2,266
	China Foods Ltd.	8,886,706	2,265
	Huangshan Tourism Development Co. Ltd. Class B	3,230,688	2,261
	China Shineway Pharmaceutical Group Ltd.	3,751,854	2,255
	Beijing Roborock Technology Co. Ltd. Class A	69,617	2,250
*	China Eastern Airlines Corp. Ltd. Class A (XSSC)	3,407,300	2,247
	C&D Property Management Group Co. Ltd.	6,020,088	2,247
	Xuji Electric Co. Ltd. Class A	920,400	2,246
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	314,613	2,243
	Shaanxi International Trust Co. Ltd. Class A	5,679,900	2,241
	Wencan Group Co. Ltd. Class A	245,885	2,241
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	963,350	2,240
	Laobaixing Pharmacy Chain JSC Class A	463,596	2,235
	Yunnan Tin Co. Ltd. Class A	1,429,273	2,234
	China Meheco Co. Ltd. Class A	1,291,309	2,232
*,3	China Huiyuan Juice Group Ltd.	8,667,863	2,231
	Anhui Expressway Co. Ltd. Class H	3,489,025	2,230
	Anhui Jinhe Industrial Co. Ltd. Class A	494,773	2,230
	INESA Intelligent Tech Inc. Class B	4,838,246	2,229
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	1,108,380	2,229
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	5,880,190	2,226
	Guangzhou Haige Communications Group Inc. Co. Class A	1,915,959	2,222
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	1,306,800	2,218
	Shanghai Construction Group Co. Ltd. Class A	6,290,900	2,217
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	717,079	2,214
	Nanjing Iron & Steel Co. Ltd. Class A	5,280,746	2,210
	Sangfor Technologies Inc. Class A	127,679	2,204
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	277,430	2,202
	Beijing Capital Development Co. Ltd. Class A	3,145,413	2,199
	Shandong Pharmaceutical Glass Co. Ltd. Class A	580,080	2,195
	G-bits Network Technology Xiamen Co. Ltd. Class A	62,649	2,190
	Sichuan Expressway Co. Ltd. Class A (XSSC)	4,307,292	2,183
*	GCL System Integration Technology Co. Ltd. Class A	4,855,300	2,177
*	Jilin Electric Power Co. Ltd. Class A	2,676,400	2,173
*,1,2	Meitu Inc.	25,085,704	2,172
[1]	China Tobacco International HK Co. Ltd.	2,253,123	2,172
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	1,345,100	2,170
		Shares	Market Value• ($000)
	BBMG Corp. Class A (XSSC)	6,782,691	2,169
*	Shanghai Junshi Biosciences Co. Ltd. Class A	221,954	2,168
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	565,478	2,161
	Hefei Meiya Optoelectronic Technology Inc. Class A	662,896	2,158
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd. Class A	568,168	2,157
	China National Gold Group Gold Jewellery Co. Ltd. Class A	1,484,700	2,157
	Shenzhen Desay Battery Technology Co. Class A	315,255	2,151
	Shandong Denghai Seeds Co. Ltd. Class A	754,700	2,151
[1]	Maanshan Iron & Steel Co. Ltd. Class H	13,376,000	2,146
	Xianhe Co. Ltd. Class A	642,800	2,144
	Han's Laser Technology Industry Group Co. Ltd. Class A	615,300	2,142
	China National Accord Medicines Corp. Ltd. Class B	998,169	2,137
*,1,2	CStone Pharmaceuticals	4,959,376	2,136
	Xinjiang Tianshan Cement Co. Ltd. Class A	2,008,880	2,126
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	349,100	2,122
	DHC Software Co. Ltd. Class A	2,504,600	2,120
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	514,519	2,119
	Shinghwa Advanced Material Group Co. Ltd. Class A	158,504	2,110
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A	1,061,000	2,109
	Wanxiang Qianchao Co. Ltd. Class A	3,093,830	2,106
	Zhejiang HangKe Technology Inc. Co. Class A	304,704	2,092
	North Industries Group Red Arrow Co. Ltd. Class A	739,900	2,089
*	China Common Rich Renewable Energy Investments Ltd.	84,704,000	2,089
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	1,105,200	2,086
	Guolian Securities Co. Ltd. Class A	1,625,200	2,084
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd.	1,455,700	2,076
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	5,811,900	2,075
	Qingdao Sentury Tire Co. Ltd. Class A	582,200	2,072
[1]	Tian Lun Gas Holdings Ltd.	5,785,520	2,071
*	HUYA Inc. ADR	1,106,690	2,070
*	Chongqing Iron & Steel Co. Ltd. Class A	9,896,474	2,068
*,2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	3,726,664	2,065
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	3,906,300	2,063
*,1,3	Fire Rock Holdings Ltd.	28,888,300	2,061
	Shanghai Pret Composites Co. Ltd. Class A	897,960	2,060
	KBC Corp. Ltd. Class A	60,879	2,060
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	457,600	2,052
	CPMC Holdings Ltd.	4,230,018	2,050
*	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	523,372	2,050
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A (XSSC)	1,639,349	2,050
	Yunda Holding Co. Ltd. Class A	1,130,885	2,048
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	379,500	2,047
[1,2]	Medlive Technology Co. Ltd.	2,370,500	2,046
	Huagong Tech Co. Ltd. Class A	887,200	2,045
	China South City Holdings Ltd.	42,809,084	2,044
	Zhejiang Crystal-Optech Co. Ltd. Class A	1,232,983	2,040
*	Guocheng Mining Co. Ltd. Class A	935,164	2,031

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Huaxi Securities Co. Ltd. Class A	2,013,739	2,031
	Shanghai Huace Navigation Technology Ltd. Class A	465,220	2,028
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	1,077,072	2,028
	Guangzhou Restaurant Group Co. Ltd. Class A	725,760	2,026
	Shanghai Tunnel Engineering Co. Ltd. Class A	2,834,720	2,024
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	1,946,828	2,023
	Newland Digital Technology Co. Ltd. Class A	1,070,097	2,021
	Huaxin Cement Co. Ltd. Class A (XSSC)	1,098,881	2,021
	Xingda International Holdings Ltd.	10,426,286	2,020
	Quectel Wireless Solutions Co. Ltd. Class A	142,799	2,017
	East Group Co. Ltd. Class A	2,114,600	2,014
	Taiji Computer Corp. Ltd. Class A	542,591	2,011
	JNBY Design Ltd.	2,547,664	2,007
*	China Railway Materials Co. Ltd. Class A	5,721,100	2,007
	Jiangxi Copper Co. Ltd. Class A	948,901	2,005
[3]	Nuode New Materials Co. Ltd. Class A	1,508,846	2,003
*	Q Technology Group Co. Ltd.	5,068,379	2,001
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	224,104	1,998
	Central China Securities Co. Ltd. Class A (XSSC)	4,044,600	1,998
*	STO Express Co. Ltd. Class A	1,295,147	1,991
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	1,827,216	1,989
	Jiangsu ToLand Alloy Co. Ltd. Class A	267,500	1,987
	Wuxi Taiji Industry Co. Ltd. Class A	2,703,553	1,985
*	Guangshen Railway Co. Ltd. Class H	15,243,193	1,983
	Jiangsu Azure Corp.	965,000	1,983
	Wolong Electric Group Co. Ltd. Class A	1,162,300	1,982
*,1,3	National Agricultural Holdings Ltd.	13,075,708	1,982
	Health & Happiness H&H International Holdings Ltd.	2,094,807	1,975
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	3,371,793	1,974
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	1,162,204	1,969
	Shenzhen Sunway Communication Co. Ltd. Class A	854,235	1,966
*,1	Zhihu Inc. ADR	1,986,891	1,965
*	Grandjoy Holdings Group Co. Ltd. Class A	4,543,046	1,964
	Sineng Electric Co. Ltd. Class A	223,800	1,963
*	Sinopec Oilfield Service Corp. Class H	32,772,792	1,962
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	2,209,196	1,962
	Zhejiang Dingli Machinery Co. Ltd. Class A	317,685	1,960
	Sichuan Hexie Shuangma Co. Ltd. Class A	706,900	1,956
	B-Soft Co. Ltd. Class A	1,703,395	1,955
	Weifu High-Technology Group Co. Ltd. Class A	826,241	1,949
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	4,631,300	1,947
	Beijing Sinnet Technology Co. Ltd. Class A	1,636,900	1,945
	Qianhe Condiment & Food Co. Ltd. Class A	906,122	1,942
	Addsino Co. Ltd. Class A	1,350,000	1,940
	KPC Pharmaceuticals Inc. Class A	900,600	1,940
	Yixintang Pharmaceutical Group Co. Ltd. Class A	509,579	1,939
	Shenzhen Airport Co. Ltd. Class A	2,236,800	1,937
	COFCO Biotechnology Co. Ltd. Class A	1,751,138	1,936
	Guangdong Golden Dragon Development Inc. Class A	1,111,800	1,935
*	Zhejiang Narada Power Source Co. Ltd. Class A	767,500	1,931
	Hangcha Group Co. Ltd. Class A	856,444	1,929
*	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	2,091,500	1,928
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	809,419	1,928
		Shares	Market Value• ($000)
	Sunflower Pharmaceutical Group Co. Ltd. Class A	609,095	1,928
	Lier Chemical Co. Ltd. Class A	767,622	1,917
	Shenzhen Sunlord Electronics Co. Ltd. Class A	651,400	1,914
	Kunlun Tech Co. Ltd. Class A	1,068,645	1,910
*,1,3	China Aoyuan Group Ltd.	16,923,787	1,908
	Chacha Food Co. Ltd. Class A	314,278	1,908
	Zhuzhou Kibing Group Co. Ltd. Class A	1,769,000	1,906
	Shenzhen Kaifa Technology Co. Ltd. Class A	1,212,750	1,902
*	Bohai Leasing Co. Ltd. Class A	6,310,900	1,902
	Eastern Communications Co. Ltd. Class B	4,633,259	1,901
*	Guangshen Railway Co. Ltd. Class A (XSSC)	7,219,700	1,901
	Shanghai Rural Commercial Bank Co. Ltd. Class A	2,610,401	1,900
	Jiangsu Lopal Tech Co. Ltd. Class A	501,667	1,897
	Chengdu CORPRO Technology Co. Ltd. Class A	465,900	1,895
*	Shandong Hi-Speed New Energy Group Ltd.	280,463,090	1,894
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	173,746	1,893
	China Kepei Education Group Ltd.	7,687,574	1,890
[2]	Midea Real Estate Holding Ltd.	2,701,735	1,888
[1]	First Tractor Co. Ltd. Class H	4,684,714	1,884
	Shandong Publishing & Media Co. Ltd. Class A	2,313,687	1,883
*	DouYu International Holdings Ltd. ADR	1,878,388	1,878
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	2,546,600	1,876
	Zhongtai Securities Co. Ltd. Class A	2,145,300	1,875
	Chengdu Xingrong Environment Co. Ltd. Class A	2,830,200	1,871
	Shenzhen Gas Corp. Ltd. Class A	2,087,100	1,870
*	Air China Ltd. Class A (XSSC)	1,406,800	1,870
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	3,322,900	1,869
*	Jiangsu Hoperun Software Co. Ltd. Class A	693,500	1,868
	LianChuang Electronic Technology Co. Ltd. Class A	1,011,309	1,866
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	1,032,360	1,863
	Xinjiang Zhongtai Chemical Co. Ltd. Class A	2,308,100	1,861
	Fujian Funeng Co. Ltd. Class A	1,266,642	1,861
	Shanxi Coking Co. Ltd. Class A	2,524,771	1,857
	Jiangxi Jovo Energy Co. Ltd. Class A	598,400	1,856
	Yantai Eddie Precision Machinery Co. Ltd. Class A	950,684	1,852
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	7,357,725	1,845
*	Mianyang Fulin Precision Co. Ltd.	953,570	1,842
	Wuhan Jingce Electronic Group Co. Ltd. Class A	260,961	1,837
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	721,761	1,836
	Anhui Guangxin Agrochemical Co. Ltd. Class A	450,520	1,832
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A	2,315,615	1,830
	Beijing Jingyuntong Technology Co. Ltd. Class A	1,842,380	1,821
	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	1,730,201	1,816
	Hangzhou Dptech Technologies Co. Ltd. Class A	782,531	1,815
	Tian Di Science & Technology Co. Ltd. Class A	2,695,445	1,812
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	1,047,900	1,812
	Shenzhen Megmeet Electrical Co. Ltd. Class A	519,225	1,807
*	Shenzhen MTC Co. Ltd. Class A	3,810,500	1,805
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	58,874	1,804

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	952,080	1,803
	Shanghai Huafon Aluminium Corp. Class A	901,900	1,802
*,1,2	Maoyan Entertainment	3,087,177	1,800
	Infore Environment Technology Group Co. Ltd. Class A	2,812,088	1,798
	Wuxi NCE Power Co. Ltd. Class A	161,134	1,794
*	Bank of Zhengzhou Co. Ltd. Class A	5,740,623	1,793
	Hunan Gold Corp. Ltd. Class A	987,320	1,792
	Jiangsu Linyang Energy Co. Ltd. Class A	1,763,000	1,786
*	China High Speed Transmission Equipment Group Co. Ltd.	4,393,236	1,785
	China Lilang Ltd.	4,128,094	1,784
	Giant Network Group Co. Ltd. Class A	1,676,100	1,781
	Fibocom Wireless Inc. Class A	692,340	1,780
	Bafang Electric Suzhou Co. Ltd. Class A	110,800	1,770
	Yankershop Food Co. Ltd. Class A	147,369	1,770
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	1,507,580	1,765
*	Shandong Longda Meishi Co. Ltd. Class A	1,374,299	1,763
[1]	CIFI Ever Sunshine Services Group Ltd.	7,974,472	1,759
	ZWSOFT Co. Ltd. Guangzhou Class A	56,888	1,759
	Wuhu Token Science Co. Ltd. Class A	2,045,128	1,754
	Fangda Special Steel Technology Co. Ltd. Class A	2,242,839	1,754
	Chengdu Kanghua Biological Products Co. Ltd. Class A	124,909	1,753
	Biem.L.Fdlkk Garment Co. Ltd. Class A	583,540	1,750
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	675,175	1,748
	Chengtun Mining Group Co. Ltd. Class A	2,289,000	1,743
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	808,372	1,742
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A	1,075,104	1,739
	Jiangsu Guomao Reducer Co. Ltd. Class A	649,389	1,739
	CGN Power Co. Ltd. Class A	4,800,400	1,738
	Beijing BDStar Navigation Co. Ltd. Class A	449,100	1,733
	Beijing Shunxin Agriculture Co. Ltd. Class A	615,429	1,730
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	852,900	1,728
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	1,124,090	1,726
*	Siasun Robot & Automation Co. Ltd. Class A	1,410,640	1,724
	Juewei Food Co. Ltd. Class A	265,364	1,722
	CETC Potevio Science & Technology Co. Ltd. Class A	593,000	1,720
	Perfect World Co. Ltd. Class A	1,102,250	1,719
[2]	China East Education Holdings Ltd.	5,453,627	1,718
*	Ausnutria Dairy Corp. Ltd.	3,647,000	1,717
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	3,607,800	1,717
	Shandong Linglong Tyre Co. Ltd. Class A	763,616	1,717
	Beijing Originwater Technology Co. Ltd. Class A	2,654,784	1,714
*,2	Ascletis Pharma Inc.	5,828,704	1,713
	Chinalin Securities Co. Ltd. Class A	913,000	1,713
	Valiant Co. Ltd. Class A	899,400	1,711
	China Merchants Property Operation & Service Co. Ltd. Class A	926,700	1,711
*	Guosheng Financial Holding Inc. Class A	1,666,300	1,710
	ORG Technology Co. Ltd. Class A	2,629,700	1,710
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	544,725	1,709
	Gree Real Estate Co. Ltd. Class A	2,214,869	1,703
	CNHTC Jinan Truck Co. Ltd. Class A	1,091,919	1,697
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	464,700	1,697
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	962,205	1,695
		Shares	Market Value• ($000)
*	OFILM Group Co. Ltd. Class A	2,631,614	1,690
[2]	Red Star Macalline Group Corp. Ltd. Class H	6,661,764	1,684
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	704,700	1,684
	Xinyangfeng Agricultural Technology Co. Ltd. Class A	1,110,800	1,682
*,1	EHang Holdings Ltd. ADR	446,922	1,676
*	Shanghai Milkground Food Tech Co. Ltd. Class A	436,700	1,676
	Pacific Textiles Holdings Ltd.	5,618,123	1,675
	Shanghai Liangxin Electrical Co. Ltd. Class A	1,084,192	1,674
	Pacific Shuanglin Bio-pharmacy Co. Ltd.	671,959	1,674
	Shenzhen Topband Co. Ltd. Class A	1,084,300	1,673
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	373,617	1,670
	Hunan Zhongke Electric Co. Ltd. Class A	630,497	1,670
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	761,215	1,669
*	KWG Group Holdings Ltd.	17,235,041	1,668
	Shenzhen Yinghe Technology Co. Ltd. Class A	610,474	1,667
	Qingdao TGOOD Electric Co. Ltd. Class A	809,618	1,665
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	2,173,761	1,662
*	Yifan Pharmaceutical Co. Ltd. Class A	1,109,900	1,662
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	3,255,915	1,658
*	CHN Energy Changyuan Electric Power Co. Ltd. Class A	2,733,500	1,656
	YGSOFT Inc. Class A	1,808,446	1,652
*,1,2	Shimao Services Holdings Ltd.	10,283,563	1,652
	Henan Mingtai Al Industrial Co. Ltd. Class A	834,578	1,652
	Topsec Technologies Group Inc. Class A	1,067,700	1,650
	Hainan Haide Capital Management Co. Ltd. Class A	842,869	1,649
	Beijing North Star Co. Ltd. Class A	6,603,281	1,647
	Shandong Hi-speed Co. Ltd. Class A	2,185,500	1,645
*	Jiangsu Akcome Science & Technology Co. Ltd. Class A	3,917,400	1,645
	Shanying International Holding Co. Ltd. Class A	5,151,400	1,640
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	998,465	1,637
	CNGR Advanced Material Co. Ltd. Class A	164,700	1,635
	Grandblue Environment Co. Ltd. Class A	664,636	1,633
	Jiangsu Guotai International Group Co. Ltd.	1,469,884	1,630
	Goke Microelectronics Co. Ltd. Class A	157,100	1,627
	Eternal Asia Supply Chain Management Ltd. Class A	2,267,197	1,625
	China International Marine Containers Group Co. Ltd. Class A (XSEC)	1,782,450	1,625
	Nanjing Yunhai Special Metals Co. Ltd. Class A	625,866	1,624
	China Tianying Inc. Class A	2,447,700	1,619
*	An Hui Wenergy Co. Ltd. Class A	2,535,021	1,616
	China Tungsten & Hightech Materials Co. Ltd. Class A	815,400	1,610
	Electric Connector Technology Co. Ltd. Class A	317,622	1,602
	CQ Pharmaceutical Holding Co. Ltd. Class A	2,277,401	1,594
	Accelink Technologies Co. Ltd. Class A	679,100	1,583
	Jiuzhitang Co. Ltd. Class A	1,329,601	1,582
	Xiamen ITG Group Corp. Ltd. Class A	1,848,300	1,578
	Shenzhen Tagen Group Co. Ltd. Class A	2,235,945	1,576
	Shanghai Baosight Software Co. Ltd. Class A	270,630	1,576
[1,2]	Sunac Services Holdings Ltd.	8,960,777	1,576
	MLS Co. Ltd. Class A	1,374,116	1,572
	Shandong Dongyue Organosilicon Material Co. Ltd. Class A	922,000	1,572
	Leyard Optoelectronic Co. Ltd. Class A	2,029,000	1,569
*	Niu Technologies ADR	598,668	1,569
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	2,213,800	1,565

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	1,347,200	1,561
*	Tibet Summit Resources Co. Ltd. Class A	543,640	1,560
	Wangsu Science & Technology Co. Ltd. Class A	2,090,700	1,547
	Intco Medical Technology Co. Ltd. Class A	528,300	1,542
	Fujian Star-net Communication Co. Ltd. Class A	529,433	1,540
	Xiamen Kingdomway Group Co. Class A	667,531	1,539
	Zhejiang Orient Gene Biotech Co. Ltd. Class A	136,234	1,539
*	Jinlei Technology Co. Ltd.	237,100	1,539
	C&S Paper Co. Ltd. Class A	1,196,908	1,538
	Beijing Tongtech Co. Ltd. Class A	426,422	1,538
	Yusys Technologies Co. Ltd. Class A	644,320	1,537
	Sai Micro Electronics Inc. Class A	644,774	1,533
*	Keshun Waterproof Technologies Co. Ltd. Class A	1,167,720	1,533
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	822,500	1,531
	China International Capital Corp. Ltd. Class A	321,000	1,528
	Oriental Energy Co. Ltd. Class A	1,355,200	1,528
	Caida Securities Co. Ltd. Class A	1,539,600	1,526
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	1,651,900	1,519
	Hainan Strait Shipping Co. Ltd. Class A	2,358,251	1,512
	Sanquan Food Co. Ltd. Class A	782,125	1,508
*	China Express Airlines Co. Ltd. Class A	1,037,390	1,506
	Huali Industrial Group Co. Ltd. Class A	270,358	1,504
	Beibuwan Port Co. Ltd. Class A	1,547,140	1,503
	Bright Dairy & Food Co. Ltd. Class A	1,157,448	1,502
	Arcsoft Corp. Ltd. Class A	434,951	1,499
	Shennan Circuits Co. Ltd. Class A	145,287	1,496
	Shandong Jinjing Science & Technology Co. Ltd. Class A	1,358,800	1,491
*	Sinopec Oilfield Service Corp. Class A (XSSC)	5,901,700	1,487
*	Juneyao Airlines Co. Ltd. Class A	792,130	1,487
	Anhui Yingjia Distillery Co. Ltd. Class A	230,000	1,487
	Sino Biological Inc. Class A	108,269	1,487
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	2,295,200	1,483
*	Hubei Yihua Chemical Industry Co. Ltd. Class A	766,600	1,483
*,2	China Yuhua Education Corp. Ltd.	13,512,786	1,481
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	2,237,340	1,480
	Maanshan Iron & Steel Co. Ltd. Class A (XSSC)	4,270,861	1,478
	Chongqing Rural Commercial Bank Co. Ltd. Class A	3,086,200	1,477
	Suning Universal Co. Ltd. Class A	3,542,392	1,468
*,1	Tuya Inc. ADR	1,639,591	1,465
	Joyoung Co. Ltd. Class A	733,277	1,461
	Zheshang Securities Co. Ltd. Class A	1,044,547	1,459
	China Fangda Group Co. Ltd. Class B	5,289,739	1,456
	Foran Energy Group Co. Ltd.	947,405	1,455
*	Kingnet Network Co. Ltd. Class A	1,802,300	1,454
	Yantai Tayho Advanced Materials Co. Ltd. Class A	624,500	1,445
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	203,110	1,443
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	201,707	1,442
	Beijing E-Hualu Information Technology Co. Ltd. Class A	639,723	1,441
	Hainan Poly Pharm Co. Ltd. Class A	396,876	1,439
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	1,569,000	1,439
	Zhende Medical Co. Ltd. Class A	226,438	1,439
	Huapont Life Sciences Co. Ltd. Class A	1,996,100	1,437
		Shares	Market Value• ($000)
	Shenzhen Changhong Technology Co. Ltd. Class A	550,553	1,436
*	Wellhope Foods Co. Ltd. Class A	921,083	1,435
	Skyworth Digital Co. Ltd. Class A	701,757	1,434
	Shanghai Belling Co. Ltd. Class A	574,800	1,432
	Suzhou TFC Optical Communication Co. Ltd. Class A	369,723	1,432
*	Youdao Inc. ADR	422,387	1,432
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	221,700	1,432
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	311,770	1,431
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	390,400	1,430
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	1,820,900	1,422
	Ningbo Huaxiang Electronic Co. Ltd. Class A	727,600	1,416
	North Huajin Chemical Industries Co. Ltd. Class A	1,535,800	1,413
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	283,474	1,413
	Beijing GeoEnviron Engineering & Technology Inc. Class A	1,097,455	1,407
	CETC Digital Technology Co. Ltd. Class A	485,550	1,405
	Shanghai Environment Group Co. Ltd. Class A	1,166,955	1,404
	NanJi E-Commerce Co. Ltd. Class A	2,289,093	1,400
	Jinghua Pharmaceutical Group Co. Ltd. Class A	772,963	1,400
	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	375,050	1,399
*	Inner Mongolia Xingye Mining Co. Ltd. Class A	1,771,900	1,398
	Shenzhen Huaqiang Industry Co. Ltd. Class A	937,130	1,398
	Beijing Strong Biotechnologies Inc. Class A	569,700	1,394
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	822,240	1,392
	Chengdu Wintrue Holding Co. Ltd. Class A	892,400	1,390
*	Leo Group Co. Ltd. Class A	5,903,800	1,388
	China Publishing & Media Co. Ltd. Class A	2,400,990	1,387
*	Chengzhi Co. Ltd. Class A	1,133,107	1,386
*	PNC Process Systems Co. Ltd. Class A	257,400	1,384
	Tianshan Aluminum Group Co. Ltd. Class A	1,613,400	1,382
	Victory Giant Technology Huizhou Co. Ltd. Class A	747,962	1,378
	Archermind Technology Nanjing Co. Ltd. Class A	156,995	1,376
*,1	LVGEM China Real Estate Investment Co. Ltd.	14,372,602	1,374
	Wasu Media Holding Co. Ltd. Class A	1,460,700	1,372
*	Tech-Bank Food Co. Ltd. Class A	1,650,160	1,370
	Guangzhou Wondfo Biotech Co. Ltd. Class A	329,576	1,363
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	2,718,627	1,362
*	Beijing Jetsen Technology Co. Ltd. Class A	2,250,400	1,360
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	1,416,900	1,360
*	Talkweb Information System Co. Ltd. Class A	1,338,583	1,359
	Zhejiang Meida Industrial Co. Ltd. Class A	984,480	1,357
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	397,261	1,357
	Nanjing Hanrui Cobalt Co. Ltd. Class A	246,600	1,356
[1,2]	China Everbright Greentech Ltd.	8,276,713	1,349
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	1,144,700	1,349
	Bank of Qingdao Co. Ltd. Class A	3,192,893	1,348
*	Hongda Xingye Co. Ltd. Class A	2,996,100	1,348
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	1,566,086	1,346
*	Jinneng Holding Shanxi Electric Power Co. Ltd.	2,901,501	1,345

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	951,400	1,343
	Shenzhen Jinjia Group Co. Ltd. Class A	1,360,968	1,342
	China Wafer Level CSP Co. Ltd. Class A	483,383	1,339
*	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	793,700	1,337
	Central China Securities Co. Ltd. Class H	11,017,945	1,333
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	845,509	1,332
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	373,400	1,332
*	Lakala Payment Co. Ltd. Class A	660,500	1,329
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	984,600	1,325
	CGN Nuclear Technology Development Co. Ltd. Class A	1,314,728	1,322
	Hexing Electrical Co. Ltd. Class A	549,220	1,321
	Zhejiang Medicine Co. Ltd. Class A	841,500	1,319
	Zhejiang Tiantie Industry Co. Ltd. Class A	914,970	1,319
	Xiamen Bank Co. Ltd. Class A	1,871,806	1,317
	Jade Bird Fire Co. Ltd. Class A	385,140	1,316
	BrightGene Bio-Medical Technology Co. Ltd. Class A	453,047	1,314
*	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	498,000	1,311
	Hunan Aihua Group Co. Ltd. Class A	392,897	1,302
	Rockchip Electronics Co. Ltd.	145,199	1,302
	Chongqing Department Store Co. Ltd. Class A	477,000	1,300
	QuakeSafe Technologies Co. Ltd.	223,142	1,300
	Pou Sheng International Holdings Ltd.	25,574,343	1,288
*	Shanghai Shimao Co. Ltd. Class A	4,285,304	1,287
	NSFOCUS Technologies Group Co. Ltd. Class A	830,084	1,286
*,1,2	Viva Biotech Holdings	8,471,158	1,284
	Shandong Bohui Paper Industrial Co. Ltd. Class A	1,434,600	1,284
*	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	2,121,150	1,281
	Shandong Xiantan Co. Ltd. Class A	1,040,300	1,279
	Shenzhen Leaguer Co. Ltd. Class A	1,195,900	1,276
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	1,446,000	1,272
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	2,032,955	1,271
	Tongyu Heavy Industry Co. Ltd. Class A	3,654,500	1,269
	Shenzhen Sunline Tech Co. Ltd. Class A	694,400	1,269
	Guizhou Chanhen Chemical Corp. Class A	441,000	1,268
*	China Dongxiang Group Co. Ltd.	42,509,861	1,262
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	781,300	1,261
	Sichuan Expressway Co. Ltd. Class H	6,093,253	1,258
	Luyang Energy-Saving Materials Co. Ltd.	458,998	1,258
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	968,668	1,257
	Guangxi Liugong Machinery Co. Ltd. Class A	1,570,163	1,256
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	1,423,595	1,256
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	426,760	1,252
	Moon Environment Technology Co. Ltd. Class A	794,000	1,252
	Autohome Inc. Class A	187,028	1,251
	People.cn Co. Ltd. Class A	955,800	1,250
	Bear Electric Appliance Co. Ltd. Class A	158,890	1,248
*	Jiangxi Zhengbang Technology Co. Ltd. Class A	2,597,802	1,246
*	Gaotu Techedu Inc. ADR	1,882,633	1,244
	Anhui Kouzi Distillery Co. Ltd. Class A	223,300	1,240
		Shares	Market Value• ($000)
	Top Resource Conservation & Environment Corp. Class A	762,200	1,239
	Winall Hi-Tech Seed Co. Ltd. Class A	611,400	1,239
*	Hytera Communications Corp. Ltd. Class A	1,706,400	1,233
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	467,994	1,232
	Angang Steel Co. Ltd. Class A	3,642,750	1,229
	COFCO Capital Holdings Co. Ltd. Class A	1,519,284	1,228
	Grinm Advanced Materials Co. Ltd. Class A	676,800	1,226
	Zhejiang Communications Technology Co. Ltd.	1,732,101	1,225
	China SCE Group Holdings Ltd.	23,690,345	1,224
*	Offcn Education Technology Co. Ltd. Class A	2,041,662	1,221
	Sichuan Jiuzhou Electric Co. Ltd. Class A	1,116,000	1,221
	Anhui Construction Engineering Group Co. Ltd. Class A	1,928,587	1,217
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	431,400	1,217
	Henan Yuguang Gold & Lead Co. Ltd. Class A	1,829,000	1,216
	Sansteel Minguang Co. Ltd. Fujian Class A	2,107,900	1,215
	Jinneng Science&Technology Co. Ltd. Class A	986,880	1,215
*	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	1,330,336	1,213
	China World Trade Center Co. Ltd. Class A	649,700	1,211
	CMST Development Co. Ltd. Class A	1,922,706	1,210
	Guangdong Hybribio Biotech Co. Ltd. Class A	432,757	1,210
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	1,008,100	1,208
	Winner Medical Co. Ltd. Class A	133,664	1,208
	Eoptolink Technology Inc. Ltd. Class A	339,813	1,207
	Jinyuan EP Co. Ltd. Class A	667,600	1,206
	PCI Technology Group Co. Ltd. Class A	1,547,000	1,205
	Xiangcai Co. Ltd. Class A	1,369,700	1,204
*	Orient Group Inc. Class A	3,504,600	1,203
	China CAMC Engineering Co. Ltd. Class A	1,140,800	1,201
	Hubei Biocause Pharmaceutical Co. Ltd. Class A	3,029,791	1,196
	Shanghai Pudong Construction Co. Ltd. Class A	1,302,839	1,196
	Sino Wealth Electronic Ltd. Class A	279,255	1,195
	KingClean Electric Co. Ltd. Class A	265,519	1,194
*	Zhongtian Financial Group Co. Ltd. Class A	6,203,600	1,191
	Hangxiao Steel Structure Co. Ltd. Class A	2,212,840	1,187
	Camel Group Co. Ltd. Class A	1,012,512	1,185
	Shandong WIT Dyne Health Co. Ltd. Class A	182,000	1,183
	Beijing SuperMap Software Co. Ltd. Class A	455,102	1,181
	China Railway Tielong Container Logistics Co. Ltd. Class A	1,656,230	1,179
	Qinhuangdao Port Co. Ltd. Class A	3,247,900	1,170
	Amoy Diagnostics Co. Ltd. Class A	362,970	1,167
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	475,500	1,166
	Shanghai AJ Group Co. Ltd. Class A	1,631,100	1,163
	Beijing eGOVA Co. Ltd. Class A	420,300	1,162
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	853,013	1,161
	Foryou Corp.	238,590	1,161
	Suzhou Good-Ark Electronics Co. Ltd. Class A	665,500	1,159
	BOC International China Co. Ltd. Class A	798,300	1,158
	Chongqing Water Group Co. Ltd. Class A	1,660,200	1,156
*	Ourpalm Co. Ltd. Class A	2,873,975	1,152
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	80,300	1,152
	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	193,203	1,151
	City Development Environment Co. Ltd.	880,900	1,150
*	Jinke Properties Group Co. Ltd. Class A	4,716,739	1,149
	Shanxi Blue Flame Holding Co. Ltd. Class A	995,643	1,148
*	Tongdao Liepin Group	1,319,451	1,148
	Luenmei Quantum Co. Ltd. Class A	1,340,770	1,146

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Guangdong Tapai Group Co. Ltd. Class A	1,237,687	1,145
	Edifier Technology Co. Ltd. Class A	1,032,300	1,145
	Jiangsu Expressway Co. Ltd. Class A (XSSC)	1,120,075	1,144
	All Winner Technology Co. Ltd. Class A	426,930	1,144
*	Montnets Cloud Technology Group Co. Ltd. Class A	738,900	1,143
	Zhejiang Wanma Co. Ltd. Class A	920,518	1,143
	Ligao Foods Co. Ltd. Class A	112,820	1,143
*	Advanced Technology & Materials Co. Ltd. Class A	1,038,800	1,142
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	234,660	1,139
	Qingdao East Steel Tower Stock Co. Ltd. Class A	1,036,900	1,139
*	Zhejiang Wanliyang Co. Ltd. Class A	1,102,725	1,137
	Edan Instruments Inc. Class A	671,600	1,137
	Keboda Technology Co. Ltd. Class A	138,400	1,136
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	2,717,949	1,134
	Bank of Suzhou Co. Ltd. Class A	1,199,880	1,130
	Beijing Haixin Energy Technology Co. Ltd. Class A	2,051,961	1,126
	Maccura Biotechnology Co. Ltd. Class A	421,315	1,126
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	1,642,603	1,125
*,3	HC SemiTek Corp. Class A	1,098,500	1,121
	Beijing SL Pharmaceutical Co. Ltd. Class A	980,900	1,119
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	2,479,900	1,119
	Zhongshan Public Utilities Group Co. Ltd. Class A	1,257,430	1,118
	Sinosoft Co. Ltd. Class A	263,300	1,118
	Zhejiang Windey Co. Ltd. Class A	452,000	1,116
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	264,700	1,114
*	YaGuang Technology Group Co. Ltd.	1,311,300	1,114
	China Merchants Port Group Co. Ltd. Class A	581,974	1,109
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	217,400	1,109
*	Wonders Information Co. Ltd. Class A	927,100	1,107
	PhiChem Corp. Class A	472,160	1,103
	Ningbo Peacebird Fashion Co. Ltd. Class A	512,029	1,102
	First Tractor Co. Ltd. Class A (XSSC)	744,400	1,098
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	356,260	1,096
	Zhejiang Huace Film & Television Co. Ltd. Class A	1,902,400	1,095
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	1,085,800	1,095
	ADAMA Ltd. Class A	933,088	1,091
	Sino-Platinum Metals Co. Ltd. Class A	530,660	1,091
	ZheJiang Dali Technology Co. Ltd. Class A	581,440	1,087
	Chengdu RML Technology Co. Ltd. Class A	95,150	1,087
*	China Aluminum International Engineering Corp. Ltd. Class A	2,092,700	1,084
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	1,457,100	1,081
	Chengdu Leejun Industrial Co. Ltd. Class A	1,188,300	1,080
	Lushang Health Industry Development Co. Ltd. Class A	1,203,300	1,076
*	Ningxia Zhongyin Cashmere Co. Ltd. Class A	4,365,100	1,073
	Beijing Dahao Technology Corp. Ltd. Class A	482,400	1,072
	Chengdu XGimi Technology Co. Ltd. Class A	46,902	1,067
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	325,400	1,066
	Zhejiang Runtu Co. Ltd. Class A	1,053,712	1,058
	Jiangsu Amer New Material Co. Ltd. Class A	566,800	1,050
	Telling Telecommunication Holding Co. Ltd. Class A	864,300	1,049
	Xinfengming Group Co. Ltd. Class A	940,069	1,047
		Shares	Market Value• ($000)
	Vats Liquor Chain Store Management JSC Ltd. Class A	349,500	1,047
	Guangzhou GRG Metrology & Test Co. Ltd. Class A	444,960	1,043
	Chow Tai Seng Jewellery Co. Ltd. Class A	687,201	1,042
	Shanghai Industrial Urban Development Group Ltd.	18,382,739	1,041
	Shenzhen Agricultural Products Group Co. Ltd. Class A	1,482,400	1,041
*	Hand Enterprise Solutions Co. Ltd. Class A	845,500	1,039
	Chengdu ALD Aviation Manufacturing Corp. Class A	272,300	1,038
	Opple Lighting Co. Ltd. Class A	479,456	1,034
	Wushang Group Co. Ltd. Class A	797,600	1,033
	Dongjiang Environmental Co. Ltd. Class A (XSEC)	1,433,081	1,032
	Central China Management Co. Ltd.	14,970,625	1,032
	Marssenger Kitchenware Co. Ltd. Class A	342,300	1,032
	Guangdong Dowstone Technology Co. Ltd. Class A	524,300	1,029
*	OneConnect Financial Technology Co. Ltd. ADR	1,618,435	1,029
*	Shenzhen Infogem Technologies Co. Ltd. Class A	770,500	1,028
*	Henan Yuneng Holdings Co. Ltd. Class A	1,485,524	1,028
	Shandong Head Group Co. Ltd. Class A	312,967	1,028
	Suofeiya Home Collection Co. Ltd. Class A	535,400	1,026
*	INKON Life Technology Co. Ltd. Class A	743,300	1,026
	Lancy Co. Ltd. Class A	396,400	1,025
	FAWER Automotive Parts Co. Ltd. Class A	1,637,010	1,024
	China Harmony Auto Holding Ltd.	9,016,314	1,021
	Beijing Ultrapower Software Co. Ltd. Class A	1,702,000	1,020
	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	182,266	1,018
	Red Star Macalline Group Corp. Ltd. Class A	1,755,964	1,017
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	1,734,400	1,013
*,2	Archosaur Games Inc.	3,518,676	1,012
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	908,570	1,011
	Inmyshow Digital Technology Group Co. Ltd.	1,226,351	1,010
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	81,427	1,006
*	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	3,591,330	1,005
	China National Accord Medicines Corp. Ltd. Class A	231,918	1,004
	Shenzhen FRD Science & Technology Co. Ltd.	418,601	1,003
*	Genimous Technology Co. Ltd. Class A	1,322,640	998
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	1,038,400	997
*	HyUnion Holding Co. Ltd. Class A	943,800	994
	Sumavision Technologies Co. Ltd. Class A	1,459,200	992
	Suzhou Anjie Technology Co. Ltd. Class A	559,721	992
	IReader Technology Co. Ltd. Class A	505,493	991
	China Oilfield Services Ltd. Class A	430,400	991
*	New Oriental Education & Technology Group Inc.	423,396	991
	Hangzhou Onechance Tech Corp. Class A	254,009	989
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	675,400	986
*	Beijing Compass Technology Development Co. Ltd. Class A	162,000	986
	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	410,700	984
	Easyhome New Retail Group Co. Ltd. Class A	2,016,000	980
	Xilinmen Furniture Co. Ltd. Class A	322,900	980
	Shanghai AtHub Co. Ltd. Class A	274,170	979
	Renhe Pharmacy Co. Ltd. Class A	1,128,600	978

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Truking Technology Ltd. Class A	424,100	978
	Bluestar Adisseo Co. Class A	845,412	977
	DBG Technology Co. Ltd. Class A	748,242	977
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	347,960	977
	KWG Living Group Holdings Ltd.	10,359,701	976
*	China TransInfo Technology Co. Ltd. Class A	795,500	975
*	Markor International Home Furnishings Co. Ltd. Class A	2,754,100	975
	Jiangling Motors Corp. Ltd. Class A	501,178	974
	Guangdong South New Media Co. Ltd. Class A	222,495	971
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A	483,991	970
	Guangzhou Zhiguang Electric Co. Ltd. Class A	786,900	970
	Dongguan Development Holdings Co. Ltd. Class A	805,100	969
	Shandong Humon Smelting Co. Ltd. Class A	759,800	966
	Shanghai 2345 Network Holding Group Co. Ltd. Class A	3,404,121	966
*	Luoyang Glass Co. Ltd. Class A	361,900	963
	Jinhui Liquor Co. Ltd. Class A	349,682	962
[1,2]	Everbright Securities Co. Ltd. Class H	1,773,632	960
*	RiseSun Real Estate Development Co. Ltd. Class A	3,487,556	958
*	Cheng De Lolo Co. Ltd. Class A	929,868	958
*	Tangrenshen Group Co. Ltd. Class A	988,900	957
*	Tongding Interconnection Information Co. Ltd. Class A	1,265,500	956
	Shandong Dawn Polymer Co. Ltd. Class A	400,200	955
*	Visionox Technology Inc. Class A	1,176,672	954
	Zhejiang Yasha Decoration Co. Ltd. Class A	1,623,492	954
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	511,800	947
*	Aotecar New Energy Technology Co. Ltd. Class A	2,748,200	947
	Jiangsu Shagang Co. Ltd. Class A	1,774,700	946
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	297,711	945
	Sino GeoPhysical Co. Ltd. Class A	385,163	941
	Xinhuanet Co. Ltd. Class A	450,435	939
	Goldenmax International Group Ltd. Class A	858,300	938
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	1,248,079	936
	JL Mag Rare-Earth Co. Ltd. Class A	220,040	934
*	Greattown Holdings Ltd. Class A	2,156,500	930
	Three's Co. Media Group Co. Ltd. Class A	96,988	926
	Shenzhen Click Technology Co. Ltd. Class A	418,300	926
	Guomai Technologies Inc. Class A	850,700	924
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	1,460,190	922
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	794,000	921
*	Yango Group Co. Ltd. Class A	3,984,593	919
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	1,428,270	919
	Jiangsu Huahong Technology Stock Co. Ltd. Class A	461,659	919
*	Shenzhen Center Power Tech Co. Ltd. Class A	357,461	917
	Yibin Tianyuan Group Co. Ltd. Class A	981,340	913
	Shaanxi Construction Machinery Co. Ltd. Class A	1,472,120	911
*	Gohigh Networks Co. Ltd. Class A	1,227,745	906
	Aerospace Hi-Tech Holdings Grp Ltd. Class A	772,084	905
*	Sunward Intelligent Equipment Co. Ltd. Class A	1,073,708	904
	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	560,000	903
	5I5J Holding Group Co. Ltd. Class A	2,864,381	901
*,1	XPeng Inc. Class A	280,960	900
	Konka Group Co. Ltd. Class A	1,345,700	898
		Shares	Market Value• ($000)
*	263 Network Communications Co. Ltd. Class A	1,514,800	898
*	Client Service International Inc. Class A	412,050	897
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd. Class A	859,700	895
	Ningbo Zhenyu Technology Co. Ltd. Class A	76,573	894
	Xinyu Iron & Steel Co. Ltd. Class A	1,822,100	893
	Changchun Faway Automobile Components Co. Ltd. Class A	764,150	891
	Beijing Water Business Doctor Co. Ltd. Class A	813,300	890
	Jiangxi Wannianqing Cement Co. Ltd. Class A	824,190	890
*	Deppon Logistics Co. Ltd. Class A	375,100	888
*	Sichuan Haite High-tech Co. Ltd. Class A	723,100	886
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	238,531	886
	Sichuan Teway Food Group Co. Ltd. Class A	229,802	885
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	370,440	884
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	1,439,200	882
	Shenzhen Expressway Corp. Ltd. Class A (XSSC)	783,148	880
*,1	Shandong Chenming Paper Holdings Ltd. Class H	3,104,406	878
	Betta Pharmaceuticals Co. Ltd. Class A	140,100	877
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	2,224,000	876
*	Anhui Tatfook Technology Co. Ltd. Class A	764,216	876
	Eastcompeace Technology Co. Ltd. Class A	446,300	874
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	1,490,000	873
	Eastern Communications Co. Ltd. Class A (XSSC)	664,200	870
*	ChemPartner PharmaTech Co. Ltd. Class A	636,046	869
*	Shenzhen World Union Group Inc. Class A	2,523,380	866
	Qingling Motors Co. Ltd. Class H	7,692,534	864
	Luolai Lifestyle Technology Co. Ltd. Class A	669,540	864
	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	2,336,400	862
	BGI Genomics Co. Ltd. Class A	113,290	860
[2]	Joinn Laboratories China Co. Ltd. Class H	265,371	860
	JSTI Group Class A	1,085,980	858
	Anker Innovations Technology Co. Ltd. Class A	115,400	856
	Double Medical Technology Inc. Class A	153,925	855
	Jenkem Technology Co. Ltd. Class A	37,841	853
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	957,100	848
	Hangzhou Shunwang Technology Co. Ltd. Class A	613,800	847
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	354,733	847
	Black Peony Group Co. Ltd. Class A	854,300	844
	Xinhua Winshare Publishing & Media Co. Ltd. Class A (XSSC)	656,252	843
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	607,489	835
*	Shanghai Runda Medical Technology Co. Ltd. Class A	557,000	829
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	748,552	829
*	YanTai Shuangta Food Co. Ltd. Class A	1,114,400	827
	Gansu Qilianshan Cement Group Co. Ltd. Class A	622,200	823
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	344,800	822
*	Jiangsu Guoxin Corp. Ltd. Class A	1,035,300	817
	Xinjiang Communications Construction Group Co. Ltd. Class A	497,700	815
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	1,537,944	814

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Jointo Energy Investment Co. Ltd. Hebei Class A	1,150,600	809
	Nanjing Gaoke Co. Ltd. Class A	947,700	807
	Autel Intelligent Technology Corp. Ltd. Class A	148,007	807
	Better Life Commercial Chain Share Co. Ltd. Class A	1,193,400	806
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	895,300	806
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	332,643	805
*	Jiajiayue Group Co. Ltd. Class A	610,605	805
*	Xiamen Jihong Technology Co. Ltd. Class A	466,184	805
	Zhejiang Hailide New Material Co. Ltd. Class A	1,119,300	805
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	2,434,774	800
*	Alpha Group Class A	1,335,100	796
*	Innuovo Technology Co. Ltd. Class A	889,700	795
	Jin Tong Ling Technology Group Co. Ltd. Class A	1,488,900	795
	Sinosteel Engineering & Technology Co. Ltd. Class A	1,105,300	794
	Digital China Information Service Co. Ltd. Class A	496,802	789
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	601,800	789
*	Beijing Thunisoft Corp. Ltd. Class A	810,273	787
	Yotrio Group Co. Ltd. Class A	1,733,900	787
*	Holitech Technology Co. Ltd. Class A	2,159,500	786
*	Beijing VRV Software Corp. Ltd. Class A	1,199,400	786
*	Bestway Marine & Energy Technology Co. Ltd. Class A	1,374,100	786
	Shenzhen Kinwong Electronic Co. Ltd. Class A	278,960	778
	Xinzhi Group Co. Ltd. Class A	409,300	776
*	Oceanwide Holdings Co. Ltd. Class A	4,993,346	774
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	433,300	772
	Beyondsoft Corp. Class A	500,700	772
	Road King Infrastructure Ltd.	2,695,041	769
	Wuhan Keqian Biology Co. Ltd. Class A	231,984	767
	Huafu Fashion Co. Ltd.	1,846,024	766
	Anhui Genuine New Materials Co. Ltd. Class A	518,343	765
	Jiangsu Gian Technology Co. Ltd. Class A	191,400	761
	Shenzhen Microgate Technology Co. Ltd. Class A	688,200	760
	Qingdao Rural Commercial Bank Corp. Class A	2,000,025	759
*	Fujian Snowman Co. Ltd. Class A	661,700	758
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	276,297	757
	Xiamen Intretech Inc. Class A	319,260	755
	Qingdao Hanhe Cable Co. Ltd. Class A	1,110,930	755
*	Luoniushan Co. Ltd. Class A	869,300	752
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	960,700	752
*	Huafon Microfibre Shanghai Technology Co. Ltd.	1,458,963	751
*	Blue Sail Medical Co. Ltd. Class A	663,503	749
	Zhongfu Information Inc. Class A	222,364	749
	Chongqing Zaisheng Technology Corp. Ltd. Class A	1,050,010	749
	Transfar Zhilian Co. Ltd. Class A	1,103,868	748
	CSG Holding Co. Ltd. Class A	791,732	745
	Guangdong Advertising Group Co. Ltd. Class A	1,290,000	742
	Chengdu Hongqi Chain Co. Ltd. Class A	1,167,833	739
	Monalisa Group Co. Ltd. Class A	429,085	733
*	China High Speed Railway Technology Co. Ltd. Class A	2,362,313	727
	Beijing Forever Technology Co. Ltd. Class A	575,600	726
		Shares	Market Value• ($000)
	Guangdong Aofei Data Technology Co. Ltd. Class A	567,642	726
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	126,853	723
	Tianjin Teda Co. Ltd. Class A	1,356,400	720
[1]	Yuzhou Group Holdings Co. Ltd.	27,586,579	718
	Shanghai Maling Aquarius Co. Ltd. Class A	778,100	717
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	1,032,576	715
	Shenzhen Gongjin Electronics Co. Ltd. Class A	582,100	712
	Visual China Group Co. Ltd. Class A	505,597	703
	Shantui Construction Machinery Co. Ltd. Class A	1,241,100	700
	Unilumin Group Co. Ltd. Class A	842,477	698
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	1,599,400	696
	Qingdao Port International Co. Ltd. Class A	951,020	693
	Yijiahe Technology Co. Ltd. Class A	143,360	686
*,3	Kaisa Group Holdings Ltd.	31,448,882	681
*,1	Times China Holdings Ltd.	10,897,559	680
	Toly Bread Co. Ltd. Class A	439,677	680
	Western Region Gold Co. Ltd. Class A	420,000	680
	Wuxi Boton Technology Co. Ltd. Class A	369,100	676
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	249,536	670
	Kunming Yunnei Power Co. Ltd. Class A	1,827,000	665
*	Shenzhen Das Intellitech Co. Ltd. Class A	1,483,800	662
	Shanghai Bright Power Semiconductor Co. Ltd. Class A	47,668	661
*	Shengda Resources Co. Ltd. Class A	493,300	652
	Longhua Technology Group Luoyang Co. Ltd. Class A	684,800	651
*	Beijing Orient Landscape & Environment Co. Ltd. Class A	2,335,600	650
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	592,600	649
*	Zhejiang Jingu Co. Ltd. Class A	755,112	648
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	129,400	647
	Guangdong Topstar Technology Co. Ltd. Class A	299,460	647
	Huabao Flavours & Fragrances Co. Ltd. Class A	204,344	643
[2]	Hangzhou Tigermed Consulting Co. Ltd. Class H	94,717	643
	Hanwei Electronics Group Corp. Class A	252,200	642
	Liuzhou Iron & Steel Co. Ltd. Class A	1,379,661	641
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	601,900	639
	Guangzhou Shangpin Home Collection Co. Ltd. Class A	255,081	636
	Beijing Ctrowell Technology Corp. Ltd. Class A	551,700	629
	Shanghai Kinetic Medical Co. Ltd. Class A	560,300	606
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	458,100	606
	Dare Power Dekor Home Co. Ltd. Class A	563,966	604
*	Beijing Watertek Information Technology Co. Ltd. Class A	1,368,500	594
	Gansu Shangfeng Cement Co. Ltd. Class A	432,120	594
*,3	Boshiwa International Holding Ltd.	2,777,000	594
*	Shenzhen Deren Electronic Co. Ltd. Class A	454,700	594
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	151,000	588
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	413,600	587
	China Harzone Industry Corp. Ltd. Class A	614,775	584
	Era Co. Ltd. Class A	974,000	583
*	Zhenro Properties Group Ltd.	21,843,164	581
	Venustech Group Inc. Class A	164,300	573

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Streamax Technology Co. Ltd. Class A	184,700	569
	Zhuhai Bojay Electronics Co. Ltd. Class A	115,100	563
*	Berry Genomics Co. Ltd. Class A	321,450	559
	DeHua TB New Decoration Materials Co. Ltd. Class A	550,554	558
*	Kunshan Kersen Science & Technology Co. Ltd. Class A	572,200	550
	Lao Feng Xiang Co. Ltd. Class A	104,428	550
*	Hongli Zhihui Group Co. Ltd. Class A	551,485	549
	Shenzhen Sunmoon Microelectronics Co. Ltd. Class A	79,632	542
*	Beijing Philisense Technology Co. Ltd. Class A	1,040,900	535
	Guangdong Goworld Co. Ltd. Class A	411,300	534
	Shenzhen Aisidi Co. Ltd. Class A	389,000	533
*	Guangdong Highsun Group Co. Ltd. Class A	1,759,500	528
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	860,160	525
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	465,800	522
	Rainbow Digital Commercial Co. Ltd. Class A	759,992	521
[1]	Greenland Hong Kong Holdings Ltd.	9,990,362	515
	Canny Elevator Co. Ltd. Class A	560,800	510
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	594,600	508
	Shanghai Yaoji Technology Co. Ltd. Class A	273,100	498
*	Grand Industrial Holding Group Co. Ltd.	430,400	490
	Dongjiang Environmental Co. Ltd. Class H	1,853,159	489
*,1,3	China Fishery Group Ltd.	9,033,000	485
[2]	Pharmaron Beijing Co. Ltd. Class H	143,880	485
	EIT Environmental Development Group Co. Ltd. Class A	227,523	480
*	Suzhou Electrical Apparatus Science Academy Co. Ltd. Class A	618,500	479
	Zhejiang Semir Garment Co. Ltd. Class A	778,119	478
*	Youzu Interactive Co. Ltd. Class A	441,400	469
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	205,000	462
*	CSG Smart Science&Technology Co. Ltd. Class A	483,700	455
	Sansure Biotech Inc. Class A	128,512	449
	Merit Interactive Co. Ltd. Class A	313,500	447
	M-Grass Ecology & Environment Group Co. Ltd. Class A	1,030,900	443
	H World Group Ltd.	158,450	432
*	Shandong Chenming Paper Holdings Ltd. Class A (XSEC)	659,200	425
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	987,100	410
*	Feitian Technologies Co. Ltd. Class A	276,200	409
[2]	Qingdao Port International Co. Ltd. Class H	951,832	399
*,1	Ronshine China Holdings Ltd.	7,014,985	388
	Beken Corp. Class A	107,100	386
	Lee's Pharmaceutical Holdings Ltd.	2,094,619	368
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	344,556	367
	Fulongma Group Co. Ltd. Class A	297,940	360
	Shang Gong Group Co. Ltd. Class B	994,552	359
	China West Construction Group Co. Ltd. Class A	382,477	349
*	Wuhan P&S Information Technology Co. Ltd. Class A	582,400	348
*	GCL New Energy Holdings Ltd.	5,159,978	348
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	94,700	309
	Xinxiang Chemical Fiber Co. Ltd. Class A	689,600	293
	Fujian Cement Inc. Class A	425,700	292
*,3	Sunac China Holdings Ltd.	42,140,909	268
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	179,187	249
		Shares	Market Value• ($000)
	Guangdong Provincial Expressway Development Co. Ltd. Class A	256,500	247
	Contec Medical Systems Co. Ltd. Class A	72,500	239
	Shanghai Haohai Biological Technology Co. Ltd. Class A	20,132	218
*,3	Colour Life Services Group Co. Ltd.	2,729,102	216
*	Genetron Holdings Ltd. ADR	232,984	190
*	Guangdong Electric Power Development Co. Ltd. Class A	307,800	184
	Three Squirrels Inc. Class A	75,800	176
	Bengang Steel Plates Co. Ltd. Class A	396,500	154
	China Energy Engineering Corp. Ltd. Class H	1,528,000	154
*,1	BEST Inc. ADR	180,813	106
*	Trip.com Group Ltd.	3,965	89
*,3	Fantasia Holdings Group Co. Ltd.	3,086,715	79
	Times Neighborhood Holdings Ltd.	435,870	20
*,3	China Forestry Holdings Co. Ltd.	3,050,000	—
*,1,3	Midas Holdings Ltd.	16,595,800	—
*,2,3	Tianhe Chemicals Group Ltd.	20,635,827	—
*,3	Real Gold Mining Ltd.	1,345,000	—
*,3	China Huishan Dairy Holdings Co. Ltd.	45,054,011	—
*,3	Qunxing Paper Holdings Co. Ltd.	1,573,000	—
*,3	China Animal Healthcare Ltd.	4,917,000	—
*,3	Trony Solar Holdings Co. Ltd.	1,562,000	—
*,3	China Fiber Optic Network System Group Ltd.	14,959,600	—
*,3	Hua Han Health Industry Holdings Ltd.	13,393,764	—
*,3	CT Environmental Group Ltd.	28,987,223	—
*,3	China Lumena New Materials Corp.	337,200	—
			22,090,815
Colombia (0.0%)
	Ecopetrol SA	64,156,691	31,827
	Bancolombia SA ADR	1,205,344	30,580
	Interconexion Electrica SA ESP	5,707,102	22,268
	Bancolombia SA Preference Shares	3,378,294	21,376
	Bancolombia SA	1,874,285	13,473
	Grupo de Inversiones Suramericana SA	1,475,287	11,892
	Banco Davivienda SA Preference Shares	1,325,363	6,977
	Grupo Aval Acciones y Valores SA Preference Shares	50,888,201	5,564
	Cementos Argos SA	6,289,689	4,241
*,3	BAC Holding International Corp.	64,447,033	2,564
	Grupo de Inversiones Suramericana SA Preference Shares	763,739	2,112
	Grupo Aval Acciones y Valores SA ADR	158,187	351
			153,225
Cyprus (0.0%)
*	Sunrisemezz plc	1,106,978	90
*,3	Cyprus Popular Bank PCL	12,597,118	—
			90
Czech Republic (0.0%)
	CEZ A/S	2,112,891	69,051
	Komercni Banka A/S	999,955	28,639
[2]	Moneta Money Bank A/S	4,510,193	13,156
	Philip Morris CR A/S	8,553	5,724
	Colt CZ Group SE	88,545	1,965
			118,535
Denmark (1.6%)
	Novo Nordisk A/S Class B	20,849,524	2,266,995
	DSV A/S	2,495,954	337,274
*	Genmab A/S	873,872	336,622
	Vestas Wind Systems A/S	13,399,800	264,159
[2]	Orsted A/S	2,511,289	207,196
	Coloplast A/S Class B	1,772,386	197,568
	Carlsberg A/S Class B	1,236,244	145,562
	Danske Bank A/S	8,764,171	141,375
	Novozymes A/S Class B	2,646,404	138,911

Total International Stock Index Fund
		Shares	Market Value• ($000)
	AP Moller - Maersk A/S Class B	59,930	125,204
	Tryg A/S	4,783,253	103,458
	AP Moller - Maersk A/S Class A	48,274	96,581
	Chr Hansen Holding A/S	1,368,924	76,032
	Pandora A/S	1,180,704	62,109
*	ISS A/S	2,464,733	45,265
	Ringkjoebing Landbobank A/S	372,664	40,532
*	Jyske Bank A/S (Registered)	696,497	37,589
	Royal Unibrew A/S	657,331	37,550
[1]	GN Store Nord A/S	1,692,395	35,966
*	Demant A/S	1,297,084	35,420
	SimCorp A/S	525,048	31,351
*,1	Bavarian Nordic A/S	938,728	29,871
*	ALK-Abello A/S Class B	1,746,595	28,878
*	NKT A/S	569,952	28,445
	Topdanmark A/S	568,420	26,234
[1]	Ambu A/S Class B	2,290,734	25,619
	Sydbank A/S	766,068	23,327
*	Chemometec A/S	209,343	19,733
	FLSmidth & Co. A/S	752,810	17,400
	D/S Norden A/S	320,280	16,576
	ROCKWOOL A/S Class B	82,105	16,352
*,1	Zealand Pharma A/S	615,011	15,840
	Alm Brand A/S	11,272,726	15,406
*,2	Netcompany Group A/S	436,757	14,974
[2]	Scandinavian Tobacco Group A/S Class A	765,284	12,819
	Spar Nord Bank A/S	1,054,920	12,773
	Dfds A/S	395,727	12,009
	H Lundbeck A/S	3,142,023	11,756
	Schouw & Co. A/S	165,430	10,496
	TORM plc Class A	377,709	10,106
*	Nilfisk Holding A/S	353,907	6,584
*	NTG Nordic Transport Group A/S	197,566	6,408
*	H Lundbeck A/S Class A	766,645	2,605
			5,126,930
Egypt (0.0%)
	Commercial International Bank Egypt SAE	30,040,607	40,268
	Egypt Kuwait Holding Co. SAE	9,224,289	10,132
*	Egyptian Financial Group-Hermes Holding Co.	13,401,234	7,421
	Eastern Co. SAE	12,010,090	5,915
*	Fawry for Banking & Payment Technology Services SAE	34,534,378	5,616
	Talaat Moustafa Group	12,068,605	4,128
*	ElSewedy Electric Co.	9,153,110	3,224
	Telecom Egypt Co.	3,886,722	2,947
	Egypt Kuwait Holding Co. SAE (XCAI)	1,501,968	1,738
*	Medinet Nasr Housing	12,895,830	1,476
			82,865
Finland (0.8%)
*	Nordea Bank Abp	47,839,932	457,193
	Nokia OYJ	75,152,662	333,972
	Sampo OYJ Class A	6,520,058	298,148
	Neste OYJ	5,545,658	243,058
	UPM-Kymmene OYJ	7,104,454	238,834
	Kone OYJ Class B	5,229,257	214,116
	Stora Enso OYJ	7,666,115	99,957
	Elisa OYJ	1,907,875	92,201
	Fortum OYJ	5,754,560	80,991
	Kesko OYJ Class B	3,597,336	70,007
	Orion OYJ Class B	1,386,381	63,799
	Metso Outotec OYJ	8,091,823	61,410
	Valmet OYJ	2,233,703	50,802
	Huhtamaki OYJ	1,234,463	44,366
	Wartsila OYJ Abp	6,487,882	44,230
	Kojamo OYJ	2,598,402	33,817
	TietoEVRY OYJ	1,205,298	28,733
		Shares	Market Value• ($000)
	Cargotec OYJ Class B	645,342	24,271
	Konecranes OYJ Class A	964,649	24,271
	Nokian Renkaat OYJ	1,796,190	20,255
	Outokumpu OYJ	4,496,797	18,047
	Metsa Board OYJ Class B	2,295,008	17,264
	Kemira OYJ	1,188,815	15,698
	Sanoma OYJ	987,609	11,561
	Revenio Group OYJ	299,565	11,142
*,1	QT Group OYJ	257,543	11,000
	Uponor OYJ	704,673	9,360
	Tokmanni Group Corp.	641,566	7,757
[2]	Terveystalo OYJ	1,013,199	6,267
*,1	Citycon OYJ	973,386	6,064
	YIT OYJ	2,156,881	5,409
*	F-Secure OYJ	1,380,538	3,904
*,1	Finnair OYJ	7,965,537	3,373
	Raisio OYJ	1,508,816	2,920
	Oriola OYJ Class B	1,514,549	2,747
*,1,3	Ahlstrom-Munksjo OYJ	147,156	2,594
*	WithSecure OYJ	1,319,904	2,136
			2,661,674
France (6.4%)
	LVMH Moet Hennessy Louis Vuitton SE	3,320,554	2,095,253
	TotalEnergies SE	31,532,261	1,720,191
	Sanofi	14,519,107	1,249,483
	Schneider Electric SE	7,085,556	896,014
*	L'Oreal SA	2,704,121	849,106
	Airbus SE	7,436,750	804,684
*	Air Liquide SA	5,776,320	755,622
	BNP Paribas SA	14,256,820	668,558
	EssilorLuxottica SA	3,968,786	627,577
	Vinci SA	6,616,712	608,982
	AXA SA	24,639,967	608,482
	Hermes International	412,805	534,329
	Safran SA	4,646,546	517,486
	Pernod Ricard SA	2,727,070	478,632
	Kering SA	971,337	444,835
	Danone SA	8,121,265	403,623
	Capgemini SE	2,134,481	349,822
	Dassault Systemes SE	8,892,631	298,070
	Legrand SA	3,564,472	271,630
	STMicroelectronics NV	8,442,196	262,501
	Cie de Saint-Gobain	6,120,908	250,229
	Orange SA	25,532,407	243,271
*	Engie SA	18,612,589	241,840
	Cie Generale des Etablissements Michelin SCA	9,341,163	238,051
	Societe Generale SA	10,108,385	231,856
	Teleperformance	774,989	207,643
	Veolia Environnement SA	8,308,494	185,413
	L'Oreal SA	578,594	181,681
	Thales SA	1,341,618	170,627
	Edenred	3,318,434	170,124
	Publicis Groupe SA	3,021,442	169,214
	Credit Agricole SA	16,121,916	146,285
*,2	Worldline SA	3,257,616	142,184
	Air Liquide SA	1,055,433	138,065
	Carrefour SA	7,881,665	126,859
	Eurofins Scientific SE	1,633,543	104,571
	Sartorius Stedim Biotech	320,187	101,608
	Getlink SE	6,103,010	96,577
	Bureau Veritas SA	3,808,501	94,223
	Eiffage SA	984,010	88,976
	Alstom SA	4,036,772	83,082
	Bouygues SA	2,806,615	80,076
*	Renault SA	2,561,619	78,870
	Vivendi SE	9,295,660	76,085

Total International Stock Index Fund
		Shares	Market Value• ($000)
[2]	Euronext NV	1,084,026	68,802
	Arkema SA	860,374	68,088
	Bollore SE	13,183,393	65,937
	Gecina SA	690,771	61,585
*	Electricite de France SA	5,200,084	61,413
*	Accor SA	2,444,954	58,585
*	Rexel SA	3,210,694	57,296
*	Sodexo SA ACT	624,370	55,308
	Valeo	3,231,111	53,226
*	Aeroports de Paris	378,643	51,204
	Remy Cointreau SA	333,926	51,070
	BioMerieux	575,028	50,878
*	Klepierre SA	2,500,663	50,259
	Gaztransport Et Technigaz SA	422,474	49,150
	Sodexo SA	537,177	47,584
	Ipsen SA	456,586	46,922
	Dassault Aviation SA	312,555	46,420
	Engie SA	3,524,969	45,801
	Alten SA	385,719	45,064
*	SOITEC	330,748	42,351
	SPIE SA	1,690,714	39,552
[2]	La Francaise des Jeux SAEM	1,155,777	37,665
	Electricite de France SA	3,132,265	36,992
	Nexans SA	395,088	36,893
[2]	Amundi SA	764,502	36,069
	Covivio	667,300	35,728
	SES SA Class A ADR	5,005,423	35,503
*	Ubisoft Entertainment SA	1,258,710	34,534
	Elis SA (XLON)	2,828,361	32,636
	SCOR SE	2,009,061	30,213
	Technip Energies NV	2,327,699	30,048
	Rubis SCA	1,245,525	28,285
	Wendel SE	355,934	27,870
*,1	Faurecia SE	1,767,308	26,384
	SEB SA	401,283	26,124
[2]	Verallia SA	917,373	25,994
*	Eurazeo SE	446,444	25,477
	Sopra Steria Group SACA	191,845	25,393
	IPSOS	510,206	24,698
[1]	Eutelsat Communications SA	2,445,269	24,546
*	Vallourec SA Class A	2,029,078	21,589
	Imerys SA	521,835	21,360
[1,2]	Neoen SA	580,048	20,232
*	Air France-KLM	15,161,806	19,936
	Societe BIC SA	330,862	18,993
	ICADE	440,399	16,382
	Coface SA	1,420,357	15,812
	Virbac SA	57,270	14,034
	Rothschild & Co.	366,973	13,014
*,1	Atos SE	1,277,766	12,469
*	JCDecaux SE	972,251	12,275
	Nexity SA	570,520	11,428
	Eurazeo SE	199,498	11,384
[2]	ALD SA	1,059,267	11,301
	Trigano SA	107,440	10,997
*,1	Euroapi SA	626,603	10,965
	Interparfums SA	225,121	10,853
	Somfy SA	101,642	10,827
*	Carmila SA	750,209	10,496
	Cie Plastic Omnium SA	743,396	10,416
	Metropole Television SA	858,262	8,877
	Television Francaise 1	1,388,499	8,814
	Eramet SA	126,804	8,307
[1]	Korian SA	873,123	8,250
*	ID Logistics Group	30,597	8,220
*	CGG SA	9,517,018	8,084
	Antin Infrastructure Partners SA	351,868	7,654
		Shares	Market Value• ($000)
*,1	Valneva SE	1,117,924	7,561
*	SES-imagotag SA	63,845	7,245
	Fnac Darty SA	233,830	7,224
	Mercialys SA	826,202	7,154
*	Voltalia SA (Registered)	355,326	6,767
[1]	Altarea SCA	49,283	6,565
	Quadient SA	465,590	6,551
	Mersen SA	192,519	6,229
	Cie de L'Odet SE	4,981	5,952
*	Faurecia SE (MTAA)	380,259	5,668
[2]	Maisons du Monde SA	576,781	5,654
	Derichebourg SA	1,254,012	5,476
	Peugeot Invest	65,440	5,391
	Beneteau SA	477,171	5,288
*,1	Orpea SA	642,657	5,212
*,1	Casino Guichard Perrachon SA	533,477	5,131
	Vicat SA	195,311	4,477
	Vetoquinol SA	50,955	4,233
	Lagardere SA	226,584	3,961
	LISI SA	192,785	3,807
	Equasens	53,907	3,786
*,1,2	X-Fab Silicon Foundries SE	725,356	3,755
*,1	OVH Groupe SAS	280,214	3,638
*,1,2	Elior Group SA	1,522,213	3,379
	Vilmorin & Cie SA	76,011	3,368
	Manitou BF SA	160,242	3,270
	Etablissements Maurel et Prom SA	719,847	3,236
*,2	SMCP SA	503,571	3,165
	Jacquet Metals SACA	156,676	2,437
	Bonduelle SCA	204,510	2,376
	Elis SA (XPAR)	203,398	2,329
*	GL Events	145,393	2,261
*,1	Solutions 30 SE	1,066,206	2,055
	Boiron SA	41,898	1,913
*	Believe SA	164,263	1,505
	AKWEL	96,802	1,407
*	Tarkett SA	112,265	1,357
*,1,2	Aramis Group SAS	226,870	1,042
	Guerbet	58,338	1,000
	LISI	22,601	446
			20,296,077
Germany (4.6%)
	SAP SE	14,783,452	1,422,950
	Siemens AG (Registered)	10,064,458	1,099,130
	Allianz SE (Registered)	5,427,397	976,413
	Deutsche Telekom AG (Registered)	45,112,309	851,517
	Bayer AG (Registered)	13,112,810	689,486
	Mercedes-Benz Group AG	11,210,890	648,904
	BASF SE	12,214,604	548,078
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,869,314	493,454
	Deutsche Post AG (Registered)	12,899,275	455,987
	Infineon Technologies AG	17,362,175	421,302
	Deutsche Boerse AG	2,450,013	398,421
	Volkswagen AG Preference Shares	2,643,217	338,336
	Bayerische Motoren Werke AG	4,262,957	334,608
	RWE AG	8,399,423	323,337
	Merck KGaA	1,723,037	280,795
	Deutsche Bank AG (Registered)	27,016,386	257,513
	E.ON SE	29,534,005	247,318
	Vonovia SE	10,630,083	235,038
	adidas AG	2,239,668	218,625
	Symrise AG Class A	1,738,607	177,464
[2]	Siemens Healthineers AG	3,693,971	169,230
*	Daimler Truck Holding AG	5,602,472	149,432
	Henkel AG & Co. KGaA Preference Shares	2,220,917	139,915
	Hannover Rueck SE	801,320	130,394

Total International Stock Index Fund
		Shares	Market Value• ($000)
	MTU Aero Engines AG	713,743	127,730
	Beiersdorf AG	1,330,172	127,690
*	QIAGEN NV	2,932,099	126,617
	Fresenius SE & Co. KGaA	5,448,156	125,379
	Brenntag SE	2,064,583	125,271
	Sartorius AG Preference Shares	329,524	116,187
*	Commerzbank AG	13,884,567	110,934
	Rheinmetall AG	579,081	94,131
	HeidelbergCement AG	1,936,563	89,056
*,2	Delivery Hero SE	2,539,593	83,575
	Henkel AG & Co. KGaA	1,372,081	80,548
[2]	Covestro AG	2,356,086	79,980
	GEA Group AG	2,181,286	76,246
	Fresenius Medical Care AG & Co. KGaA	2,708,626	74,922
	Continental AG	1,444,379	74,813
	Volkswagen AG	415,516	71,025
*,2	Zalando SE	2,948,197	67,951
[1]	Siemens Energy AG	5,730,477	66,804
	LEG Immobilien SE	989,969	64,630
	Bayerische Motoren Werke AG Preference Shares	811,867	59,870
	Carl Zeiss Meditec AG	488,786	59,164
	Puma SE	1,332,497	58,911
	K+S AG (Registered)	2,560,737	56,538
*	Deutsche Lufthansa AG (Registered)	7,997,732	54,681
[2]	Scout24 SE	1,041,645	53,379
	Evonik Industries AG	2,555,283	47,073
*	HelloFresh SE	2,184,494	43,666
*	Evotec SE	2,106,121	40,170
	Knorr-Bremse AG	882,095	39,713
	LANXESS AG	1,154,006	39,026
	Bechtle AG	1,095,536	37,847
*	CTS Eventim AG & Co. KGaA	785,210	37,483
	Rational AG	63,544	35,820
[1]	HUGO BOSS AG	756,761	34,854
	AIXTRON SE	1,415,378	34,781
[1]	Vantage Towers AG	1,230,867	34,618
*	thyssenkrupp AG	6,575,430	34,613
	Nemetschek SE	723,135	34,477
	Freenet AG	1,597,194	31,395
	FUCHS PETROLUB SE Preference Shares	1,074,135	30,762
	Aurubis AG	466,191	29,417
[1]	Aroundtown SA	14,406,485	28,557
[1]	Encavis AG	1,453,814	27,067
	United Internet AG (Registered)	1,441,960	26,955
	Talanx AG	712,435	26,755
	Telefonica Deutschland Holding AG	11,877,389	25,880
[1]	Gerresheimer AG	418,877	23,997
	Hella GmbH & Co. KGaA	303,207	23,671
	Wacker Chemie AG	200,433	23,335
	KION Group AG	1,046,628	23,204
*	Aareal Bank AG (XETRA)	717,290	22,682
	VERBIO Vereinigte BioEnergie AG	263,774	20,778
[1]	Sixt SE	221,013	20,730
[1]	PNE AG	1,019,717	19,407
*,2	TeamViewer AG	1,963,852	18,859
[2]	Befesa SA	533,393	18,526
*	Fraport AG Frankfurt Airport Services Worldwide	478,079	18,419
	Krones AG	194,816	18,043
	Stabilus SE	325,877	17,878
	Siltronic AG	280,440	17,440
[1]	RTL Group SA	513,283	17,424
	Duerr AG	647,886	17,125
	Hensoldt AG	699,087	16,425
*,1	Nordex SE	1,677,238	15,635
	ProSiebenSat.1 Media SE	2,225,493	15,124
		Shares	Market Value• ($000)
	HOCHTIEF AG	282,001	14,981
	Jenoptik AG	666,148	14,604
[1]	Software AG	644,436	14,098
	Stroeer SE & Co. KGaA	331,861	13,530
	Suedzucker AG	1,040,034	13,254
	Synlab AG	1,029,183	13,252
	Deutsche Wohnen SE	653,736	13,186
*	METRO AG	1,728,432	13,185
*	Vitesco Technologies Group AG	241,575	12,926
[2]	DWS Group GmbH & Co. KGaA	476,158	12,874
[2]	Deutsche Pfandbriefbank AG	1,701,236	12,671
	TAG Immobilien AG	2,017,961	12,638
	Grand City Properties SA	1,275,685	12,409
	Pfeiffer Vacuum Technology AG	85,682	12,104
[1]	Salzgitter AG	511,686	11,435
	CANCOM SE	444,546	10,986
	CompuGroup Medical SE & Co. KGaA	337,145	10,652
*,1	Nagarro SE	105,208	10,466
	Fielmann AG	326,496	10,401
	Bilfinger SE	369,865	10,289
*,1	flatexDEGIRO AG	1,107,179	9,677
*	SUSE SA	531,063	9,383
[1]	Kontron AG	626,432	9,067
*,1	MorphoSys AG	458,079	8,670
	Sixt SE Preference Shares	148,525	8,651
	Sartorius AG	29,240	8,619
	Dermapharm Holding SE	222,267	8,451
	Traton SE	676,680	8,439
*,1,2	Auto1 Group SE	1,230,064	8,273
	1&1 AG	616,386	8,120
	BayWa AG	177,504	8,010
	STRATEC SE	92,788	7,778
	Kloeckner & Co. SE	990,270	7,761
	KWS Saat SE & Co. KGaA	133,374	7,743
	Hornbach Holding AG & Co. KGaA	109,188	7,443
	GFT Technologies SE	224,238	7,311
	Eckert & Ziegler Strahlen- und Medizintechnik AG	182,219	7,204
[1]	GRENKE AG	346,614	7,069
	Energiekontor AG	78,004	6,927
	FUCHS PETROLUB SE	275,174	6,635
	Norma Group SE	417,668	6,621
	Atoss Software AG	53,929	6,566
	Deutz AG	1,630,203	6,155
*,1	SMA Solar Technology AG	117,741	5,696
	Takkt AG	418,212	5,416
	Wacker Neuson SE	339,377	5,350
*	Hypoport SE	52,953	5,172
[1]	Varta AG	188,764	5,059
	Indus Holding AG	254,185	5,016
	Washtec AG	131,856	4,952
	Adesso SE	46,312	4,585
	DIC Asset AG	664,912	4,584
[1]	Deutsche Beteiligungs AG	180,154	4,565
*,1	SGL Carbon SE	641,764	4,552
	New Work SE	34,633	4,339
	Vossloh AG	119,322	4,282
	PATRIZIA SE	562,089	4,125
	Draegerwerk AG & Co. KGaA Preference Shares	102,264	4,115
	CropEnergies AG	256,237	4,084
[1]	Basler AG	148,215	4,023
*,1,2	Shop Apotheke Europe NV	95,686	3,962
[1]	CECONOMY AG	2,370,069	3,857
	Secunet Security Networks AG	17,325	3,800
	Hamburger Hafen und Logistik AG	318,727	3,733
	Wuestenrot & Wuerttembergische AG	249,964	3,527

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Uniper SE	1,139,779	3,412
[1,2]	Instone Real Estate Group SE	452,549	3,294
*,1	Aareal Bank AG	83,665	2,729
[1]	Deutsche EuroShop AG	126,083	2,702
	ElringKlinger AG	369,808	2,647
*	Global Fashion Group SA	1,433,201	2,414
*,1	About You Holding SE	431,535	2,107
*,1,2	ADLER Group SA	1,227,569	1,820
	Bertrandt AG	60,052	1,788
	Draegerwerk AG & Co. KGaA	46,714	1,686
	KUKA AG	4,411	365
			14,777,582
Greece (0.1%)
	Hellenic Telecommunications Organization SA	2,183,066	34,284
*	Eurobank Ergasias Services & Holdings SA	33,896,551	33,463
	OPAP SA	2,460,839	30,153
*	Alpha Services & Holdings SA	28,535,342	26,426
*	National Bank of Greece SA	7,269,189	26,338
	Mytilineos SA	1,358,714	22,783
	JUMBO SA	1,460,647	20,746
*	Public Power Corp. SA	2,826,489	17,841
	Terna Energy SA	689,352	12,811
	Motor Oil Hellas Corinth Refineries SA	740,895	12,734
	Hellenic Telecommunications Organization SA ADR	1,384,302	10,715
*	Piraeus Financial Holdings SA	7,748,848	9,553
*	GEK Terna Holding Real Estate Construction SA	804,205	7,656
*	LAMDA Development SA	812,491	4,923
	HELLENIQ ENERGY HOLDINGS SA	690,268	4,719
	Athens Water Supply & Sewage Co. SA	432,345	3,078
	Viohalco SA	773,421	2,903
	Autohellas Tourist & Trading SA	247,535	2,767
	Fourlis Holdings SA	1,029,264	2,695
	Holding Co. ADMIE IPTO SA	1,500,090	2,484
	Sarantis SA	375,383	2,353
	Hellenic Exchanges - Athens Stock Exchange SA	690,883	2,139
*	Ellaktor SA	1,098,524	1,886
*	Aegean Airlines SA	332,071	1,641
	Quest Holdings SA	245,279	978
*	Galaxy Cosmos Mezz plc	1,056,864	171
*,3	FF Group	554,339	—
			298,240
Hong Kong (1.6%)
	AIA Group Ltd.	159,287,694	1,206,572
	Hong Kong Exchanges & Clearing Ltd.	16,923,683	449,216
	Sun Hung Kai Properties Ltd.	18,949,609	203,639
	CK Hutchison Holdings Ltd.	35,530,260	176,864
	Link REIT	28,148,877	166,377
	Techtronic Industries Co. Ltd.	17,490,441	165,613
	BOC Hong Kong Holdings Ltd.	47,789,400	148,496
	CLP Holdings Ltd.	21,893,311	146,944
	CK Asset Holdings Ltd.	26,337,167	145,607
	Hang Seng Bank Ltd.	9,641,851	135,736
	Galaxy Entertainment Group Ltd.	28,704,625	131,141
	Jardine Matheson Holdings Ltd.	2,628,340	121,082
	Hong Kong & China Gas Co. Ltd.	144,371,177	111,277
	Power Assets Holdings Ltd.	18,233,921	87,186
	MTR Corp. Ltd.	19,139,414	84,217
	Wharf Real Estate Investment Co. Ltd.	20,649,906	81,362
	Lenovo Group Ltd.	99,634,297	79,629
	Hongkong Land Holdings Ltd.	14,804,404	56,995
*	Sands China Ltd.	32,073,471	56,072
	Swire Pacific Ltd. Class A	8,452,532	56,070
[2]	WH Group Ltd.	104,034,579	52,539
	Sino Land Co. Ltd.	48,354,963	51,634
		Shares	Market Value• ($000)
[2]	Budweiser Brewing Co. APAC Ltd.	22,611,656	47,591
	Wharf Holdings Ltd.	16,302,707	46,683
[2]	ESR Group Ltd.	27,039,251	46,111
	Henderson Land Development Co. Ltd.	17,321,942	42,409
	Chow Tai Fook Jewellery Group Ltd.	23,320,714	39,927
	New World Development Co. Ltd.	18,843,422	38,544
	Want Want China Holdings Ltd.	57,312,511	37,648
*,2	Samsonite International SA	17,348,461	37,272
	CK Infrastructure Holdings Ltd.	7,841,176	37,251
	Xinyi Glass Holdings Ltd.	26,928,865	34,608
	PRADA SpA	6,826,278	31,100
	Hang Lung Properties Ltd.	24,203,667	30,447
	Swire Properties Ltd.	13,948,750	26,808
	SITC International Holdings Co. Ltd.	15,719,448	25,745
[1]	Orient Overseas International Ltd.	1,748,169	25,546
	ASMPT Ltd.	4,122,582	22,676
	PCCW Ltd.	55,342,742	21,144
[2]	BOC Aviation Ltd.	2,752,436	18,419
[1]	Vitasoy International Holdings Ltd.	10,740,026	18,340
	Hysan Development Co. Ltd.	8,125,995	17,711
*,1	AAC Technologies Holdings Inc.	9,062,792	16,601
	Pacific Basin Shipping Ltd.	63,107,523	15,279
	L'Occitane International SA	6,084,227	14,938
	Hang Lung Group Ltd.	11,314,649	14,676
	NWS Holdings Ltd.	19,214,126	13,626
[2]	JS Global Lifestyle Co. Ltd.	16,269,251	13,105
	Kerry Properties Ltd.	7,977,413	12,619
	Bank of East Asia Ltd.	12,857,159	12,322
	Fortune REIT	18,774,671	11,984
*,1	Cathay Pacific Airways Ltd.	13,160,987	11,935
	Man Wah Holdings Ltd.	20,274,393	11,313
	VTech Holdings Ltd.	2,104,622	11,203
*,1	SJM Holdings Ltd.	31,317,253	9,773
	United Energy Group Ltd.	100,113,817	9,685
	Luk Fook Holdings International Ltd.	4,413,475	9,588
	Yue Yuen Industrial Holdings Ltd.	9,286,408	9,441
*	NagaCorp Ltd.	19,729,368	8,997
	DFI Retail Group Holdings Ltd.	3,982,634	8,929
	First Pacific Co. Ltd.	29,947,977	7,930
*	Shangri-La Asia Ltd.	14,252,647	7,886
	Champion REIT	26,281,197	7,866
*	Wynn Macau Ltd.	19,561,319	7,798
	HKBN Ltd.	10,307,077	6,961
*,2	Sirnaomics Ltd.	917,448	6,855
*,1	MMG Ltd.	32,914,098	6,490
*,1	Theme International Holdings Ltd.	64,800,416	6,187
*,1,3	Superb Summit International Group Ltd.	32,112,957	5,973
	Nexteer Automotive Group Ltd.	10,707,741	5,796
[1]	Huabao International Holdings Ltd.	12,292,468	5,665
	Kerry Logistics Network Ltd.	3,555,896	5,644
*,1	Realord Group Holdings Ltd.	4,734,715	5,555
*	Melco International Development Ltd.	10,338,822	5,406
	Stella International Holdings Ltd.	5,560,803	5,386
	CITIC Telecom International Holdings Ltd.	17,853,157	5,277
*	China Travel International Investment Hong Kong Ltd.	31,743,626	4,932
*,1	Cowell e Holdings Inc.	3,985,833	4,877
	Cafe de Coral Holdings Ltd.	4,117,439	4,805
	Johnson Electric Holdings Ltd.	4,608,148	4,747
*,1	Vobile Group Ltd.	19,432,636	4,632
	K Wah International Holdings Ltd.	15,947,282	4,466
[1]	LK Technology Holdings Ltd.	4,870,105	4,409
	Sunlight REIT	13,312,138	4,235
	SUNeVision Holdings Ltd.	7,864,064	4,166
	VSTECS Holdings Ltd.	8,560,627	4,116
[1]	Jinchuan Group International Resources Co. Ltd.	61,924,080	4,101

Total International Stock Index Fund
		Shares	Market Value• ($000)
*,1	MGM China Holdings Ltd.	9,748,606	3,925
	Dah Sing Financial Holdings Ltd.	1,938,866	3,837
	Hong Kong Technology Venture Co. Ltd.	7,040,377	3,679
*	Lifestyle International Holdings Ltd.	6,134,715	3,637
	Far East Consortium International Ltd.	14,336,103	3,231
[1]	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	2,871,282	3,210
*,3	Convoy Global Holdings Ltd.	147,589,460	3,140
*,1	Haitong International Securities Group Ltd.	42,934,812	3,116
	Prosperity REIT	14,457,997	3,058
*,2	Hua Medicine	10,957,206	2,958
	United Laboratories International Holdings Ltd.	6,955,797	2,915
	Dah Sing Banking Group Ltd.	4,885,447	2,913
	Value Partners Group Ltd.	11,895,030	2,833
*	IGG Inc.	10,770,256	2,800
*	Esprit Holdings Ltd.	35,029,219	2,719
	Chow Sang Sang Holdings International Ltd.	2,907,782	2,682
[1]	EC Healthcare	4,981,000	2,569
	Guotai Junan International Holdings Ltd.	35,707,952	2,545
	Truly International Holdings Ltd.	20,429,268	2,497
	Sun Hung Kai & Co. Ltd.	6,840,047	2,389
	Texhong Textile Group Ltd.	3,651,566	2,352
[1]	Giordano International Ltd.	14,198,259	2,335
*,1	C-Mer Eye Care Holdings Ltd.	5,558,736	2,303
*,1	OCI International Holdings Ltd.	12,072,453	2,286
*,1,2	Fosun Tourism Group	2,557,200	2,234
*	Shun Tak Holdings Ltd.	17,080,391	2,218
*,1,2	Jacobio Pharmaceuticals Group Co. Ltd.	4,861,500	2,145
	Hutchison Telecommunications Hong Kong Holdings Ltd.	15,952,764	2,113
	SmarTone Telecommunications Holdings Ltd.	4,125,137	2,039
	Dynam Japan Holdings Co. Ltd.	3,052,102	1,893
*,2	Frontage Holdings Corp.	8,180,225	1,844
	Asia Cement China Holdings Corp.	5,217,727	1,820
[2]	Crystal International Group Ltd.	6,955,685	1,774
*,1	Apollo Future Mobility Group Ltd.	59,694,499	1,597
*,2	FIT Hon Teng Ltd.	13,342,576	1,562
*,1,2	Antengene Corp. Ltd.	3,627,000	1,542
[1]	Powerlong Real Estate Holdings Ltd.	18,795,942	1,534
	Singamas Container Holdings Ltd.	18,140,193	1,386
[1]	Vesync Co. Ltd.	4,956,000	1,321
*	Sa Sa International Holdings Ltd.	12,390,275	1,311
	Swire Pacific Ltd. Class B	1,256,444	1,295
	CITIC Resources Holdings Ltd.	27,142,497	1,193
*	Chinese Estates Holdings Ltd.	6,326,942	1,145
	CMBC Capital Holdings Ltd.	5,676,723	1,114
*,1	Television Broadcasts Ltd.	3,173,406	1,093
*,1,2	Everest Medicines Ltd.	1,280,612	1,009
*,1	Digital Domain Holdings Ltd.	28,831,724	993
	Texwinca Holdings Ltd.	6,879,365	903
*,1,2	JW Cayman Therapeutics Co. Ltd.	2,420,493	863
*,1	Glory Sun Financial Group Ltd.	335,055,667	769
[1,2]	IMAX China Holding Inc.	1,267,318	729
[1]	Powerlong Commercial Management Holdings Ltd.	2,325,239	719
*,1,2	VPower Group International Holdings Ltd.	9,684,000	668
*,3	BRIGHTOIL	25,187,768	642
*	Macau Legend Development Ltd.	4,298,823	117
*,3	China Longevity Group Co. Ltd.	1,027,000	—
*,3	Tech Pro Technology Development Ltd.	87,171,600	—
*,3	SMI Holdings Group Ltd.	17,016,452	—
*,3	MH Development Ltd.	5,979,097	—
*,3	Agritrade Resources Ltd.	42,522,625	—
			5,039,937
Hungary (0.0%)
	OTP Bank Nyrt.	3,080,837	67,211
		Shares	Market Value• ($000)
	Richter Gedeon Nyrt.	1,863,315	36,858
	MOL Hungarian Oil & Gas plc	4,797,515	28,805
	Magyar Telekom Telecommunications plc	4,371,872	3,139
*	Opus Global Nyrt.	2,634,191	756
			136,769
Iceland (0.0%)
	Marel hf	2,630,419	9,207
[2]	Arion Banki hf	6,801,754	7,615
	Islandsbanki hf	4,764,000	4,224
*	Kvika banki hf	19,017,283	2,521
	Hagar hf	4,507,288	2,251
	Siminn hf	27,910,000	2,193
	Festi hf	1,541,850	2,028
	Eimskipafelag Islands hf	492,750	1,867
	Reitir fasteignafelag hf	2,724,359	1,736
*	Icelandair Group hf	99,245,722	1,291
*	Origo hf	1,839,127	1,059
	Sjova-Almennar Tryggingar hf	3,233,264	757
	Vatryggingafelag Islands hf	4,332,075	541
			37,290
India (4.9%)
	Reliance Industries Ltd.	44,842,380	1,383,691
	Infosys Ltd.	47,394,009	883,333
	Housing Development Finance Corp. Ltd.	23,392,214	699,399
	Tata Consultancy Services Ltd.	13,615,615	525,455
	Hindustan Unilever Ltd.	11,829,947	364,997
	Axis Bank Ltd.	30,326,776	332,578
	Bharti Airtel Ltd.	31,381,524	315,597
	Bajaj Finance Ltd.	3,148,709	272,174
	ICICI Bank Ltd.	20,855,455	229,313
	Asian Paints Ltd.	6,018,266	226,546
	Larsen & Toubro Ltd.	9,186,943	224,925
	Maruti Suzuki India Ltd.	1,765,453	203,540
	Mahindra & Mahindra Ltd.	12,276,760	200,369
	Titan Co. Ltd.	5,554,910	185,357
	HCL Technologies Ltd.	14,473,994	182,208
	Sun Pharmaceutical Industries Ltd.	14,505,326	178,223
	ITC Ltd.	39,375,920	166,022
	Adani Total Gas Ltd.	3,694,031	160,767
	Adani Enterprises Ltd.	3,643,033	147,446
*	Adani Transmission Ltd.	3,376,121	136,717
*	Adani Green Energy Ltd.	5,304,844	134,880
	Tata Steel Ltd.	108,738,341	133,369
	State Bank of India	18,615,952	129,279
	UltraTech Cement Ltd.	1,526,834	124,037
	NTPC Ltd.	59,130,702	123,780
	Nestle India Ltd.	478,636	117,864
	Power Grid Corp. of India Ltd.	41,938,312	115,711
	JSW Steel Ltd.	13,362,834	108,876
	Grasim Industries Ltd.	5,117,797	106,679
	Adani Ports & Special Economic Zone Ltd.	10,575,060	105,298
	Bajaj Finserv Ltd.	5,097,108	104,011
	Tech Mahindra Ltd.	8,076,432	103,870
*,2	Avenue Supermarts Ltd.	1,985,075	103,678
*	Tata Motors Ltd.	20,396,689	102,123
	Cipla Ltd.	6,821,415	96,243
	Hindalco Industries Ltd.	18,830,619	92,253
	Eicher Motors Ltd.	1,854,343	86,400
[2]	SBI Life Insurance Co. Ltd.	5,610,130	85,971
[2]	HDFC Life Insurance Co. Ltd.	12,939,466	84,561
	Oil & Natural Gas Corp. Ltd.	49,158,273	79,409
	Tata Consumer Products Ltd.	8,065,191	75,105
	Coal India Ltd.	25,192,838	74,787
	Dr Reddy's Laboratories Ltd.	1,382,203	74,399
	Divi's Laboratories Ltd.	1,702,047	74,244
	Apollo Hospitals Enterprise Ltd.	1,324,380	72,316

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Britannia Industries Ltd.	1,586,451	72,236
	Pidilite Industries Ltd.	2,030,131	63,486
	UPL Ltd.	7,049,641	62,235
	Tata Power Co. Ltd.	22,096,383	60,408
	Ambuja Cements Ltd.	9,172,415	59,106
	SRF Ltd.	1,889,099	58,467
	Bharat Electronics Ltd.	43,735,533	56,442
	Hero MotoCorp Ltd.	1,743,677	56,440
	Vedanta Ltd.	16,369,608	55,469
*	Max Healthcare Institute Ltd.	9,874,010	54,431
*	Adani Power Ltd.	12,893,083	52,273
	Dabur India Ltd.	7,700,125	51,627
	Wipro Ltd.	10,919,213	51,096
	Shree Cement Ltd.	180,601	49,662
*	Godrej Consumer Products Ltd.	4,870,346	48,825
	Bharat Petroleum Corp. Ltd.	13,297,448	48,818
	Info Edge India Ltd.	1,018,994	48,288
	Havells India Ltd.	3,207,760	47,197
*	Zomato Ltd.	60,982,171	46,512
	Cholamandalam Investment & Finance Co. Ltd.	5,381,702	46,162
	Page Industries Ltd.	76,645	46,109
[2]	ICICI Lombard General Insurance Co. Ltd.	3,215,138	45,469
	Indian Oil Corp. Ltd.	54,552,645	44,992
	Trent Ltd.	2,422,126	44,738
	Indian Hotels Co. Ltd. Class A	11,063,770	44,636
	Marico Ltd.	6,909,954	43,838
	Tube Investments of India Ltd.	1,305,355	43,252
	Siemens Ltd.	1,188,822	42,060
*	United Spirits Ltd.	3,850,761	41,718
	Bajaj Auto Ltd.	925,420	41,091
	Shriram Transport Finance Co. Ltd.	2,665,026	39,633
	MRF Ltd.	35,936	39,419
	SBI Cards & Payment Services Ltd.	3,910,070	39,072
	Tata Elxsi Ltd.	458,098	38,721
	GAIL India Ltd.	35,094,618	38,685
	DLF Ltd.	8,255,790	38,480
	PI Industries Ltd.	974,908	38,190
	TVS Motor Co. Ltd.	2,659,964	36,864
	Jubilant Foodworks Ltd.	4,833,817	35,659
	State Bank of India GDR	517,465	35,564
	Ashok Leyland Ltd.	19,173,037	35,539
	Crompton Greaves Consumer Electricals Ltd.	8,092,603	35,434
	Container Corp. of India Ltd.	3,660,199	35,325
	Zee Entertainment Enterprises Ltd. Class B	11,077,270	35,191
	Colgate-Palmolive India Ltd.	1,775,609	35,038
	Varun Beverages Ltd.	2,707,892	34,360
[2]	Larsen & Toubro Infotech Ltd.	594,375	34,051
	Bharat Forge Ltd.	3,365,221	33,950
	Hindustan Aeronautics Ltd.	1,111,171	33,928
	Embassy Office Parks REIT	8,077,663	33,630
	ACC Ltd.	1,132,662	32,749
	Federal Bank Ltd.	20,583,431	32,735
	Voltas Ltd.	3,058,279	32,404
[2]	ICICI Prudential Life Insurance Co. Ltd.	5,114,123	31,407
*	Yes Bank Ltd.	166,282,427	31,264
	Indian Railway Catering & Tourism Corp. Ltd.	3,460,952	31,051
[2]	AU Small Finance Bank Ltd.	4,338,749	30,907
*,2	InterGlobe Aviation Ltd.	1,427,019	30,794
*,2	Bandhan Bank Ltd.	10,549,050	30,463
	Tata Chemicals Ltd.	2,161,131	29,610
*	CG Power & Industrial Solutions Ltd.	9,337,138	29,395
	Jindal Steel & Power Ltd.	5,288,137	29,385
	Cummins India Ltd.	1,802,904	29,357
	Astral Ltd.	1,190,197	29,230
	Persistent Systems Ltd.	643,305	28,705
	Bajaj Holdings & Investment Ltd.	355,031	28,580
		Shares	Market Value• ($000)
	Mphasis Ltd.	1,194,587	28,559
*	Max Financial Services Ltd.	3,237,162	27,737
	Deepak Nitrite Ltd.	988,184	27,674
*	IDFC First Bank Ltd.	40,752,172	27,641
	Wipro Ltd. ADR	5,858,701	27,536
	Indus Towers Ltd.	12,221,393	27,417
	Lupin Ltd.	3,204,368	27,067
	APL Apollo Tubes Ltd.	2,057,632	26,872
[2]	Laurus Labs Ltd.	4,842,175	26,611
	ABB India Ltd.	707,387	26,059
	Torrent Pharmaceuticals Ltd.	1,297,529	25,890
	Dixon Technologies India Ltd.	473,840	25,890
	Balkrishna Industries Ltd.	1,075,110	25,522
	Navin Fluorine International Ltd.	460,975	25,376
	Bank of Baroda	13,852,532	24,740
	Petronet LNG Ltd.	9,957,146	24,735
	Indraprastha Gas Ltd.	4,657,638	24,135
	Hindustan Petroleum Corp. Ltd.	9,241,770	23,897
	Mindtree Ltd.	572,991	23,564
	Bosch Ltd.	115,885	23,105
	Tata Communications Ltd.	1,515,803	23,056
	Berger Paints India Ltd.	3,247,510	23,028
	Aurobindo Pharma Ltd.	3,538,793	23,007
[2]	HDFC Asset Management Co. Ltd.	902,116	22,640
	Samvardhana Motherson International Ltd.	28,821,905	22,468
	REC Ltd.	18,076,204	22,397
	Atul Ltd.	220,255	22,294
	Supreme Industries Ltd.	845,779	22,219
	Coforge Ltd.	475,592	21,878
*	Fortis Healthcare Ltd.	6,501,109	21,802
	Power Finance Corp. Ltd.	15,574,518	21,698
	LIC Housing Finance Ltd.	4,420,045	21,664
*	Aditya Birla Fashion & Retail Ltd.	5,002,383	21,398
	Gujarat Fluorochemicals Ltd.	465,374	21,317
	Aarti Industries Ltd.	2,517,338	21,283
	Dalmia Bharat Ltd.	1,097,256	21,254
*,1	Tata Motors Ltd. ADR	845,187	21,138
	JSW Energy Ltd.	5,099,276	20,803
	Ipca Laboratories Ltd.	1,810,768	19,812
	Biocon Ltd.	6,054,550	19,753
[2]	Sona Blw Precision Forgings Ltd.	3,456,514	19,469
	Mahindra & Mahindra Financial Services Ltd.	7,963,435	19,452
	IIFL Finance Ltd.	3,733,232	18,950
	KPIT Technologies Ltd.	2,158,458	18,516
	NMDC Ltd.	15,309,783	18,444
	Steel Authority of India Ltd.	19,250,291	18,312
	United Breweries Ltd.	914,037	18,269
	Muthoot Finance Ltd.	1,435,869	18,118
	Schaeffler India Ltd.	541,451	18,029
*	Godrej Properties Ltd.	1,180,747	18,017
	Bata India Ltd.	812,643	17,967
	Zydus Lifesciences Ltd.	3,384,144	17,735
	Oberoi Realty Ltd.	1,577,658	17,658
	Torrent Power Ltd.	2,890,205	17,625
	Piramal Enterprises Ltd.	1,671,953	17,182
	Apollo Tyres Ltd.	4,868,339	17,114
	Canara Bank	4,866,823	17,099
*	Adani Wilmar Ltd.	2,099,275	17,067
	Motherson Sumi Wiring India Ltd.	16,148,444	17,002
	Coromandel International Ltd.	1,455,636	16,922
	Elgi Equipments Ltd.	2,884,331	16,896
	Phoenix Mills Ltd.	973,798	16,804
	Gujarat Gas Ltd.	2,669,584	16,746
	IDFC Ltd.	17,838,325	16,710
	AIA Engineering Ltd.	513,908	16,665
	SKF India Ltd.	306,409	16,298
	Sundram Fasteners Ltd.	1,409,084	15,949

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Emami Ltd.	2,757,467	15,798
	NHPC Ltd.	30,329,462	15,615
	Grindwell Norton Ltd.	609,010	15,471
	Carborundum Universal Ltd.	1,476,644	15,119
	Rajesh Exports Ltd.	1,806,936	15,098
	Bharat Heavy Electricals Ltd.	16,826,747	15,057
[2]	L&T Technology Services Ltd.	349,397	14,948
	Ramco Cements Ltd.	1,704,412	14,872
*	GMR Airports Infrastructure Ltd.	32,602,676	14,763
	Computer Age Management Services Ltd.	476,798	14,697
	Kajaria Ceramics Ltd.	1,104,084	14,445
[2]	Dr Lal PathLabs Ltd.	466,056	14,438
*	Tata Motors Ltd. Class A	5,048,673	14,366
	UNO Minda Ltd.	2,212,102	14,354
*	PVR Ltd.	663,784	14,252
	JK Cement Ltd.	432,965	14,214
	Honeywell Automation India Ltd.	29,592	14,066
	KEI Industries Ltd.	711,600	13,898
	Solar Industries India Ltd.	290,896	13,698
	Radico Khaitan Ltd.	1,059,212	13,353
	Thermax Ltd.	502,016	13,175
	Alkem Laboratories Ltd.	328,347	12,520
*,2	Macrotech Developers Ltd.	1,035,740	12,405
	Exide Industries Ltd.	6,186,527	12,395
	Dr Reddy's Laboratories Ltd. ADR	227,227	12,341
	Angel One Ltd.	624,622	12,102
	Lakshmi Machine Works Ltd.	75,499	11,755
	Timken India Ltd.	324,065	11,752
[2]	Syngene International Ltd.	1,521,569	11,610
	Blue Star Ltd.	771,550	11,539
	L&T Finance Holdings Ltd.	11,760,892	11,531
	Polycab India Ltd.	337,958	11,349
	Relaxo Footwears Ltd.	969,592	11,330
	Pfizer Ltd.	212,533	11,236
	Redington Ltd.	6,769,463	11,183
*	FSN E-Commerce Ventures Ltd.	798,015	11,126
*	Vodafone Idea Ltd.	107,346,079	11,107
	HFCL Ltd.	11,026,234	11,031
	City Union Bank Ltd.	4,858,850	10,918
	JB Chemicals & Pharmaceuticals Ltd.	456,540	10,889
	Escorts Kubota Ltd.	439,727	10,819
	Oracle Financial Services Software Ltd.	302,584	10,649
	Linde India Ltd.	285,995	10,618
	Hindustan Zinc Ltd.	3,089,114	10,587
	IIFL Wealth Management Ltd.	492,850	10,563
	Kansai Nerolac Paints Ltd.	1,794,964	10,548
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,223,079	10,498
*,2	Aster DM Healthcare Ltd.	3,457,031	10,333
	Ratnamani Metals & Tubes Ltd.	414,259	10,321
*	3M India Ltd.	36,640	10,317
	Oil India Ltd.	4,413,851	10,276
	Amara Raja Batteries Ltd.	1,657,130	10,274
	Poonawalla Fincorp Ltd.	2,699,862	10,272
	Gujarat State Petronet Ltd.	3,749,641	10,260
	Central Depository Services India Ltd.	687,812	10,179
	Cyient Ltd.	1,106,549	10,027
*	Suzlon Energy Ltd.	104,053,587	10,001
*	Piramal Pharma Ltd.	5,008,504	9,977
[2]	Indian Energy Exchange Ltd.	5,886,746	9,957
	Asahi India Glass Ltd.	1,334,877	9,948
*	PB Fintech Ltd.	2,127,225	9,936
	National Aluminium Co. Ltd.	11,691,920	9,912
	Union Bank of India Ltd.	15,150,961	9,881
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	845,078	9,872
	EID Parry India Ltd.	1,314,416	9,840
*,2	RBL Bank Ltd.	5,953,520	9,728
		Shares	Market Value• ($000)
	Glenmark Pharmaceuticals Ltd.	1,982,791	9,694
	Brigade Enterprises Ltd.	1,601,447	9,677
	Cholamandalam Financial Holdings Ltd.	1,274,238	9,666
	Castrol India Ltd.	6,407,984	9,623
	Bayer CropScience Ltd.	168,359	9,519
*	One 97 Communications Ltd.	1,231,481	9,507
*	EIH Ltd.	4,040,028	9,465
*	Star Health & Allied Insurance Co. Ltd.	1,087,075	9,372
	Narayana Hrudayalaya Ltd.	974,376	9,317
	GlaxoSmithKline Pharmaceuticals Ltd.	559,064	9,303
	Manappuram Finance Ltd.	7,302,333	9,293
	Great Eastern Shipping Co. Ltd.	1,368,716	9,206
	UTI Asset Management Co. Ltd.	1,078,340	9,148
*	Aavas Financiers Ltd.	371,740	9,078
	Chambal Fertilisers & Chemicals Ltd.	2,285,098	9,016
	Happiest Minds Technologies Ltd.	760,433	8,922
	India Cements Ltd.	3,016,978	8,795
	IRB Infrastructure Developers Ltd.	3,077,625	8,697
	Natco Pharma Ltd.	1,195,545	8,677
*	Aditya Birla Capital Ltd.	6,057,058	8,566
	Hatsun Agro Product Ltd.	739,410	8,559
	VIP Industries Ltd.	930,777	8,416
	Sun TV Network Ltd.	1,321,861	8,353
	KEC International Ltd.	1,554,242	8,272
	Praj Industries Ltd.	1,651,208	8,252
	Sanofi India Ltd.	121,731	8,251
*,2	Lemon Tree Hotels Ltd.	8,071,267	8,228
	DCM Shriram Ltd.	649,899	8,203
*	Tata Teleservices Maharashtra Ltd.	6,648,539	8,188
	Indian Bank	2,655,551	8,152
	Sonata Software Ltd.	1,283,638	8,118
	Vinati Organics Ltd.	349,474	8,056
	CRISIL Ltd.	220,824	8,009
	GHCL Ltd.	1,021,354	7,982
	Bajaj Electricals Ltd.	563,414	7,957
	Granules India Ltd.	1,764,275	7,949
*	Westlife Development Ltd.	876,067	7,926
	Mahanagar Gas Ltd.	759,874	7,914
	Sumitomo Chemical India Ltd.	1,324,058	7,882
*	Affle India Ltd.	563,891	7,866
	CESC Ltd.	8,456,447	7,847
	Punjab National Bank	15,079,165	7,773
	Whirlpool of India Ltd.	403,522	7,686
	Can Fin Homes Ltd.	1,208,006	7,660
	Prestige Estates Projects Ltd.	1,426,725	7,631
	Ajanta Pharma Ltd.	480,325	7,513
*	Indiabulls Housing Finance Ltd.	4,764,372	7,454
	KPR Mill Ltd.	1,104,137	7,370
	Balaji Amines Ltd.	200,676	7,333
*	Aptus Value Housing Finance India Ltd.	1,911,589	7,302
*,2	Tejas Networks Ltd.	878,554	7,298
	Century Textiles & Industries Ltd.	703,920	7,296
[2]	Mindspace Business Parks REIT	1,699,396	7,291
	Blue Dart Express Ltd.	78,227	7,173
*,3	NMDC Ltd.	15,309,783	7,121
[2]	Endurance Technologies Ltd.	434,457	7,114
[2]	Eris Lifesciences Ltd.	791,321	7,056
[2]	Nippon Life India Asset Management Ltd.	2,154,749	7,046
	Fine Organic Industries Ltd.	101,574	7,046
[2]	Brookfield India Real Estate Trust	1,846,362	7,043
	Raymond Ltd.	478,289	6,923
	Tanla Platforms Ltd.	768,324	6,891
	Shriram City Union Finance Ltd.	311,924	6,871
*	Shree Renuka Sugars Ltd.	10,506,627	6,866
	Trident Ltd.	16,017,214	6,816
	Aegis Logistics Ltd.	1,796,856	6,754
[2]	Metropolis Healthcare Ltd.	328,054	6,707

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Vedant Fashions Ltd.	380,451	6,666
	BSE Ltd.	933,617	6,662
	Karur Vysya Bank Ltd.	5,278,202	6,643
*	Reliance Power Ltd.	34,063,528	6,639
	Suven Pharmaceuticals Ltd.	1,370,613	6,602
*	Nuvoco Vistas Corp. Ltd.	1,374,416	6,587
	Birlasoft Ltd.	2,007,680	6,574
[2]	Indian Railway Finance Corp. Ltd.	23,929,036	6,547
	Jubilant Ingrevia Ltd.	1,047,400	6,524
*	Devyani International Ltd.	2,779,411	6,510
	V-Guard Industries Ltd.	2,074,203	6,421
	Alkyl Amines Chemicals	177,066	6,320
*	CreditAccess Grameen Ltd.	535,013	6,310
	Intellect Design Arena Ltd.	1,206,756	6,300
[2]	IndiaMart InterMesh Ltd.	112,681	6,260
*,2	Krishna Institute of Medical Sciences Ltd.	345,190	6,194
	NCC Ltd.	6,824,547	6,162
	Finolex Cables Ltd.	978,398	6,162
	Finolex Industries Ltd.	3,796,480	6,155
	TTK Prestige Ltd.	547,124	6,153
*	Amber Enterprises India Ltd.	244,868	6,118
	Gillette India Ltd.	97,458	6,057
	Balrampur Chini Mills Ltd.	1,565,042	5,978
[2]	Quess Corp. Ltd.	885,344	5,915
	Vardhman Textiles Ltd.	1,452,622	5,913
	Clean Science & Technology Ltd.	309,430	5,888
	Poly Medicure Ltd.	526,553	5,864
	KRBL Ltd.	1,209,006	5,836
*	Indiabulls Real Estate Ltd.	6,193,166	5,829
	Zydus Wellnes Ltd.	271,230	5,765
	GMM Pfaudler Ltd.	257,999	5,756
*	Sheela Foam Ltd.	171,270	5,746
	Century Plyboards India Ltd.	792,803	5,742
	CCL Products India Ltd.	947,065	5,735
*	Godrej Industries Ltd.	1,087,149	5,645
[2]	ICICI Securities Ltd.	901,138	5,622
	Orient Electric Ltd.	1,707,530	5,549
	Mahindra CIE Automotive Ltd.	1,526,471	5,548
	JK Lakshmi Cement Ltd.	823,917	5,505
	Procter & Gamble Health Ltd.	112,212	5,469
	Rain Industries Ltd.	2,690,479	5,451
	eClerx Services Ltd.	340,111	5,431
	Hitachi Energy India Ltd.	141,871	5,425
*	Inox Leisure Ltd.	863,673	5,359
	BASF India Ltd.	153,416	5,323
	Ceat Ltd.	283,699	5,290
	Route Mobile Ltd.	328,819	5,211
	Brightcom Group Ltd.	12,943,870	5,175
	Edelweiss Financial Services Ltd.	7,314,423	5,119
	Mastek Ltd.	249,717	5,100
	Sterlite Technologies Ltd.	2,477,212	4,930
	Firstsource Solutions Ltd.	3,883,750	4,874
	Mahindra Lifespace Developers Ltd.	991,904	4,815
	KNR Constructions Ltd.	1,782,736	4,805
	Welspun Corp. Ltd.	1,750,857	4,700
	Bharti Airtel Ltd.	876,679	4,663
	Motilal Oswal Financial Services Ltd.	561,983	4,655
	Bank of India	6,390,091	4,654
	Galaxy Surfactants Ltd.	131,727	4,630
*	TeamLease Services Ltd.	131,458	4,621
	Sobha Ltd.	604,786	4,589
*	Borosil Renewables Ltd.	664,402	4,529
	Jubilant Pharmova Ltd. Class A	1,020,482	4,522
	PNC Infratech Ltd.	1,440,545	4,495
	Saregama India Ltd.	989,203	4,481
	V-Mart Retail Ltd.	123,073	4,475
[2]	Godrej Agrovet Ltd.	729,581	4,417
		Shares	Market Value• ($000)
	Multi Commodity Exchange of India Ltd.	234,436	4,355
	Nocil Ltd.	1,444,836	4,237
*,2	PNB Housing Finance Ltd.	794,055	4,224
	Polyplex Corp. Ltd.	207,690	4,219
	Infibeam Avenues Ltd.	19,597,058	4,191
	Alembic Pharmaceuticals Ltd.	614,881	4,089
*	Chemplast Sanmar Ltd.	892,512	4,045
	Birla Corp. Ltd.	360,856	4,027
	Zensar Technologies Ltd.	1,489,762	4,025
	Gateway Distriparks Ltd.	4,584,188	4,025
	Welspun India Ltd.	4,153,707	3,935
	Graphite India Ltd.	916,986	3,909
	JM Financial Ltd.	4,691,469	3,880
	NIIT Ltd.	1,142,342	3,854
	Vaibhav Global Ltd.	900,779	3,835
	Rallis India Ltd.	1,362,204	3,729
	Avanti Feeds Ltd.	691,349	3,690
	Gujarat Pipavav Port Ltd.	3,464,941	3,593
*	Medplus Health Services Ltd.	495,372	3,550
	EPL Ltd.	1,904,187	3,538
*	Dhani Services Ltd.	5,084,195	3,511
	Akzo Nobel India Ltd.	132,067	3,405
	AstraZeneca Pharma India Ltd.	85,138	3,394
	Bombay Burmah Trading Co.	318,073	3,358
	NBCC India Ltd.	8,520,410	3,344
	Garware Technical Fibres Ltd.	77,999	3,303
*	Sun Pharma Advanced Research Co. Ltd.	1,009,226	3,147
*	Alok Industries Ltd.	16,154,565	3,030
[2]	New India Assurance Co. Ltd.	2,816,540	3,024
	Vakrangee Ltd.	7,877,089	2,998
*	Strides Pharma Science Ltd.	796,166	2,980
	Engineers India Ltd.	3,474,981	2,949
	PTC India Ltd.	3,377,596	2,944
*,3	Aarti Industries Ltd.	633,354	2,901
*	Equitas Holdings Ltd.	2,302,850	2,809
*	Restaurant Brands Asia Ltd.	1,892,068	2,782
	DCB Bank Ltd.	2,099,942	2,739
	HEG Ltd.	200,557	2,562
*	TV18 Broadcast Ltd.	6,026,659	2,549
	Karnataka Bank Ltd.	2,143,634	2,503
	Bajaj Consumer Care Ltd.	1,292,011	2,489
[2]	General Insurance Corp. of India	1,435,775	2,147
	Symphony Ltd.	207,286	2,099
*	South Indian Bank Ltd.	12,475,405	2,066
	Care Ratings Ltd.	316,616	1,874
	Kaveri Seed Co. Ltd.	314,312	1,848
*	Hindustan Construction Co. Ltd.	10,541,092	1,796
*	Just Dial Ltd.	233,466	1,777
*	Mangalore Refinery & Petrochemicals Ltd.	2,571,733	1,679
	Jindal Saw Ltd.	1,706,647	1,608
	ZF Commercial Vehicle Control Systems India Ltd.	12,725	1,575
*	Wockhardt Ltd.	555,370	1,568
[2]	Dilip Buildcon Ltd.	561,231	1,461
*	IFCI Ltd.	11,662,080	1,439
*	Future Retail Ltd.	1,586,790	60
*	Future Consumer Ltd.	2,012,227	41
*,3	Chennai Super Kings Cricket Ltd.	951,110	—
			15,573,286
Indonesia (0.6%)
	Bank Central Asia Tbk. PT	738,357,697	417,377
	Bank Rakyat Indonesia Persero Tbk. PT	865,230,647	258,127
	Telkom Indonesia Persero Tbk. PT	617,757,958	173,498
	Bank Mandiri Persero Tbk. PT	246,630,461	166,612
	Astra International Tbk. PT	269,428,107	115,135
	Bank Negara Indonesia Persero Tbk. PT	98,379,356	59,316
	Sumber Alfaria Trijaya Tbk. PT	253,668,123	45,838

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Adaro Energy Indonesia Tbk. PT	168,955,145	43,104
	United Tractors Tbk. PT	20,099,439	41,576
	Elang Mahkota Teknologi Tbk. PT	400,549,263	39,709
	Charoen Pokphand Indonesia Tbk. PT	96,699,014	34,546
	Kalbe Farma Tbk. PT	250,083,117	32,887
	Sarana Menara Nusantara Tbk. PT	327,827,099	24,267
	Indofood Sukses Makmur Tbk. PT	58,351,272	24,144
	Unilever Indonesia Tbk. PT	76,183,760	22,665
	Indah Kiat Pulp & Paper Tbk. PT	35,016,245	21,548
	Semen Indonesia Persero Tbk. PT	38,542,983	19,661
	Indofood CBP Sukses Makmur Tbk. PT	30,189,335	18,843
	Barito Pacific Tbk. PT	332,934,760	17,614
	Perusahaan Gas Negara Tbk. PT	138,649,891	17,568
	Indo Tambangraya Megah Tbk. PT	5,233,838	15,077
	Dayamitra Telekomunikasi Tbk. PT	311,351,343	14,244
	Indocement Tunggal Prakarsa Tbk. PT	23,613,829	14,047
	Bukit Asam Tbk. PT	53,435,516	13,382
	Aneka Tambang Tbk.	112,170,997	13,277
	Medikaloka Hermina Tbk. PT	138,153,602	13,204
	Mitra Keluarga Karyasehat Tbk. PT	73,535,892	13,026
*	Vale Indonesia Tbk. PT	26,562,673	11,095
	AKR Corporindo Tbk. PT	108,914,207	10,903
	Ciputra Development Tbk. PT	178,117,184	10,732
	Medco Energi Internasional Tbk. PT	126,886,834	9,412
	Gudang Garam Tbk. PT	6,031,036	9,320
	Tower Bersama Infrastructure Tbk. PT	58,399,360	9,222
	Panin Financial Tbk. PT	212,655,209	8,661
	Pabrik Kertas Tjiwi Kimia Tbk. PT	16,856,545	8,444
	Pakuwon Jati Tbk. PT	298,303,224	8,381
	Japfa Comfeed Indonesia Tbk. PT	93,328,851	8,292
	Matahari Department Store Tbk. PT	26,278,881	7,865
	Bank Pan Indonesia Tbk. PT	50,694,427	7,810
	Avia Avian Tbk. PT	154,758,569	7,789
	XL Axiata Tbk. PT	47,757,776	7,720
*	Waskita Karya Persero Tbk. PT	248,206,980	7,655
	BFI Finance Indonesia Tbk. PT	106,231,172	7,540
*	Mitra Adiperkasa Tbk. PT	96,887,373	7,493
	Hanjaya Mandala Sampoerna Tbk. PT	113,183,324	7,300
	Mayora Indah Tbk. PT	45,311,298	6,965
*	MNC Digital Entertainment Tbk. PT	21,081,422	6,787
*	Bumi Serpong Damai Tbk. PT	112,950,180	6,736
*	Smartfren Telecom Tbk. PT	1,306,203,980	6,520
	Indosat Tbk. PT	14,970,401	6,497
*	Jasa Marga Persero Tbk. PT	28,323,459	6,193
	Summarecon Agung Tbk. PT	161,304,663	6,122
	Surya Citra Media Tbk. PT	373,212,097	5,598
	Bank BTPN Syariah Tbk. PT	29,055,657	5,498
*	Bank Neo Commerce Tbk. PT	92,930,050	5,303
	Bank Tabungan Negara Persero Tbk. PT	47,251,230	4,686
*	Lippo Karawaci Tbk. PT	661,202,548	4,239
*	Media Nusantara Citra Tbk. PT	70,948,798	3,734
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	72,604,500	3,446
	Bank Syariah Indonesia Tbk. PT	36,876,117	3,310
	Ace Hardware Indonesia Tbk. PT	91,153,321	3,300
	Timah Tbk. PT	35,544,001	3,091
*	Bank Bukopin Tbk. PT	347,224,881	3,016
	Astra Agro Lestari Tbk. PT	5,228,592	2,850
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	38,290,757	2,774
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	31,216,783	2,752
*	Wijaya Karya Persero Tbk. PT	40,948,276	2,391
*	Bank Raya Indonesia Tbk. PT	56,436,433	2,155
*	Global Mediacom Tbk. PT	97,958,633	1,883
	Bank Danamon Indonesia Tbk. PT	8,391,250	1,831
*	PP Persero Tbk. PT	30,610,782	1,727
		Shares	Market Value• ($000)
*,3	Trada Alam Minera Tbk. PT	537,807,334	1,724
*	Alam Sutera Realty Tbk. PT	126,778,319	1,414
*	Krakatau Steel Persero Tbk. PT	47,287,660	1,139
	Ramayana Lestari Sentosa Tbk. PT	29,933,684	1,104
*	Surya Semesta Internusa Tbk. PT	46,066,856	957
*	Adhi Karya Persero Tbk. PT	20,208,026	720
*	Berlian Laju Tanker Tbk. PT	17,838,700	57
*	Adhi Karya Persero Tbk. PT Rights Exp. 11/8/22	39,978,006	8
			1,962,453
Ireland (0.1%)
	Kerry Group plc Class A	2,054,029	178,402
	Kingspan Group plc	2,011,355	101,406
	Bank of Ireland Group plc	12,171,410	87,642
	AIB Group plc	12,098,417	35,000
	Glanbia plc	2,440,373	28,184
*	Dalata Hotel Group plc	2,916,390	9,356
	Kingspan Group plc (XLON)	3,955	199
	Glanbia plc (XLON)	8,754	103
*,3	Irish Bank Resolution Corp. Ltd.	698,992	—
			440,292
Israel (0.6%)
	Bank Leumi Le-Israel BM	20,508,256	195,643
	Bank Hapoalim BM	17,841,391	171,978
*	Nice Ltd.	847,119	159,656
*	Teva Pharmaceutical Industries Ltd.	13,320,227	119,095
	Israel Discount Bank Ltd. Class A	16,538,257	94,038
	ICL Group Ltd.	9,627,721	86,819
	Mizrahi Tefahot Bank Ltd.	1,826,161	69,032
	Elbit Systems Ltd.	326,422	66,047
*	Tower Semiconductor Ltd.	1,454,167	62,145
	Bezeq The Israeli Telecommunication Corp. Ltd.	27,152,229	48,066
	Azrieli Group Ltd.	488,034	36,156
	First International Bank of Israel Ltd.	693,750	29,957
*	Nova Ltd.	384,572	28,145
	Mivne Real Estate KD Ltd.	8,713,290	27,090
*	Enlight Renewable Energy Ltd.	12,552,724	25,423
	Shufersal Ltd.	3,527,247	24,079
	Israel Corp. Ltd.	49,224	21,307
	Big Shopping Centers Ltd.	182,077	20,416
	Phoenix Holdings Ltd.	1,616,547	17,511
	Melisron Ltd.	229,580	17,033
	Alony Hetz Properties & Investments Ltd.	1,422,916	16,690
*	Delek Group Ltd.	102,910	15,669
*	Airport City Ltd.	921,461	15,257
*	Paz Oil Co. Ltd.	127,217	15,198
	Harel Insurance Investments & Financial Services Ltd.	1,495,582	14,396
*	Clal Insurance Enterprises Holdings Ltd.	831,341	14,346
	Strauss Group Ltd.	552,177	13,814
	Amot Investments Ltd.	2,257,343	13,655
	Electra Ltd.	23,066	13,421
*	OPC Energy Ltd.	1,065,438	13,100
	Reit 1 Ltd.	2,360,107	12,383
	Shapir Engineering & Industry Ltd.	1,495,632	12,321
*	Perion Network Ltd.	517,042	11,860
*	Shikun & Binui Ltd.	2,950,308	11,712
	Ashtrom Group Ltd.	514,743	11,203
	Fox Wizel Ltd.	90,522	11,035
	FIBI Holdings Ltd.	218,028	10,281
*	Partner Communications Co. Ltd.	1,341,392	10,112
	Hilan Ltd.	184,441	9,658
	Matrix IT Ltd.	432,357	9,327
	Energix-Renewable Energies Ltd.	2,648,121	9,245
	Delek Automotive Systems Ltd.	703,901	9,063
*	Fattal Holdings 1998 Ltd.	86,922	8,829

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Kenon Holdings Ltd.	217,646	8,338
	Sapiens International Corp. NV	412,451	8,104
	Formula Systems 1985 Ltd.	97,310	7,898
*	Camtek Ltd.	350,147	7,898
	Mega Or Holdings Ltd.	266,764	7,756
	Isracard Ltd.	2,539,841	7,510
	One Software Technologies Ltd.	541,332	7,494
	Oil Refineries Ltd.	20,049,872	7,467
	Summit Real Estate Holdings Ltd.	521,226	7,263
	Elco Ltd.	124,024	7,147
*	Equital Ltd.	229,031	7,063
	Sella Capital Real Estate Ltd.	2,707,165	6,961
	Danel Adir Yeoshua Ltd.	59,153	6,856
*	Menora Mivtachim Holdings Ltd.	329,646	6,717
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	96,338	6,681
	AudioCodes Ltd.	327,959	6,676
	Maytronics Ltd.	577,663	6,229
*	Cellcom Israel Ltd.	1,210,500	6,060
	Delta Galil Industries Ltd.	117,464	5,318
	Migdal Insurance & Financial Holdings Ltd.	4,274,657	5,127
	Israel Canada T.R Ltd.	1,739,542	5,015
	Gav-Yam Lands Corp. Ltd.	484,027	4,105
	G City Ltd.	979,790	3,164
	AFI Properties Ltd.	89,780	2,692
	IDI Insurance Co. Ltd.	92,175	2,455
*	Gilat Satellite Networks Ltd.	350,581	2,101
*	Naphtha Israel Petroleum Corp. Ltd.	393,612	2,049
*	Allot Ltd.	443,724	1,743
*	Kamada Ltd.	325,473	1,489
*	Compugen Ltd.	1,000,271	901
			1,768,488
Italy (1.6%)
	Enel SpA	103,574,940	462,705
	Eni SpA	32,452,993	426,229
	Intesa Sanpaolo SpA	221,302,464	421,920
	Stellantis NV	27,017,141	364,504
	UniCredit SpA	26,142,115	324,196
	Ferrari NV	1,605,030	316,413
	Assicurazioni Generali SpA	18,389,540	275,974
	CNH Industrial NV	13,159,308	170,243
	Atlantia SpA	7,108,947	158,583
	Snam SpA	29,647,004	131,826
	Terna - Rete Elettrica Nazionale	18,769,816	124,475
	Moncler SpA	2,717,095	117,227
	Prysmian SpA	3,511,217	114,284
	FinecoBank Banca Fineco SpA	8,132,899	109,596
	Tenaris SA	5,955,340	93,208
*,2	Nexi SpA	10,096,606	87,290
	Mediobanca Banca di Credito Finanziario SpA	8,645,245	78,322
	Davide Campari-Milano NV	6,633,332	59,569
	Banco BPM SpA	18,346,192	55,507
[2]	Poste Italiane SpA	6,090,572	53,075
	Recordati Industria Chimica e Farmaceutica SpA	1,295,356	48,668
	Leonardo SpA	5,357,189	43,040
	Amplifon SpA	1,718,937	42,705
[2]	Infrastrutture Wireless Italiane SpA	4,679,116	41,299
	Interpump Group SpA	1,064,033	41,195
	DiaSorin SpA	297,244	38,860
	Italgas SpA	6,511,669	33,550
	Reply SpA	300,361	32,671
	Unipol Gruppo SpA	6,419,252	27,627
	ERG SpA	878,068	27,542
*	Telecom Italia SpA (Registered)	139,939,405	27,378
	BPER Banca	13,982,427	25,872
	Brunello Cucinelli SpA	443,395	25,702
		Shares	Market Value• ($000)
	Hera SpA	10,514,331	25,052
[2]	Pirelli & C SpA	6,510,783	24,559
	Banca Mediolanum SpA	3,166,042	23,688
	Azimut Holding SpA	1,434,882	23,105
	A2A SpA	20,371,114	22,588
	Banca Generali SpA	740,028	22,122
	Brembo SpA	1,914,680	20,017
	Buzzi Unicem SpA	1,150,281	19,091
	Banca Popolare di Sondrio SPA	5,171,684	18,551
[2]	BFF Bank SpA	2,444,151	17,242
*	Telecom Italia SpA (Bearer)	83,002,568	15,866
	De' Longhi SpA	912,301	15,741
*	Autogrill SpA	2,480,239	15,503
*	Iveco Group NV	2,647,379	14,306
	Salvatore Ferragamo SpA	915,355	13,455
	Iren SpA	8,619,487	12,809
[1]	UnipolSai Assicurazioni SpA	5,679,605	12,806
[2]	Enav SpA	3,295,772	12,745
[2]	Carel Industries SpA	576,408	12,555
[2]	Technogym SpA	1,754,365	12,061
	Sesa SpA	97,036	10,509
[2]	Anima Holding SpA	3,126,514	9,683
	Tamburi Investment Partners SpA	1,327,301	9,333
*	Saras SpA	7,313,439	8,839
	SOL SpA	471,793	8,487
	El.En. SpA	674,024	8,245
	ACEA SpA	560,696	7,065
[1]	Danieli & C Officine Meccaniche SpA Saving Shares	340,948	6,959
[1]	Maire Tecnimont SpA	2,109,897	6,547
	Credito Emiliano SpA	1,009,097	5,983
[1]	Webuild SpA	4,325,363	5,886
	Sanlorenzo SpA	179,321	5,752
	Piaggio & C SpA	2,148,558	5,520
[2]	RAI Way SpA	1,146,442	5,492
	Tinexta Spa	258,299	5,200
*	Intercos SpA	494,567	4,921
	Zignago Vetro SpA	387,845	4,883
	Gruppo MutuiOnline SpA	218,771	4,839
*,2	GVS SpA	916,749	4,703
	MARR SpA	444,730	4,686
	Italmobiliare SpA	177,319	4,533
*	CIR SpA-Compagnie Industriali	10,674,349	4,507
	Banca IFIS SpA	363,765	4,295
	Tenaris SA ADR	132,580	4,166
[2]	doValue SpA	712,408	4,103
	Danieli & C Officine Meccaniche SpA	269,714	3,705
*,1	Tod's SpA	113,426	3,540
	Cementir Holding NV	565,076	3,289
*,1	Fincantieri SpA	6,279,402	3,193
	Immobiliare Grande Distribuzione SIIQ SpA	1,091,619	3,144
	MFE-MediaForEurope NV Class A	8,514,794	2,987
	Alerion Cleanpower SPA	77,873	2,770
	Arnoldo Mondadori Editore SpA	1,396,755	2,353
	Biesse SpA	175,271	2,111
[1]	MFE-MediaForEurope NV Class B	4,022,499	2,009
	Datalogic SpA	258,107	1,964
	Salcef Group SPA	123,763	1,942
*,1	Juventus Football Club SpA	7,105,610	1,940
	Rizzoli Corriere Della Sera Mediagroup SpA	1,156,245	777
*,1	Webuild SpA Warrants Exp. 8/2/30	374,482	91
*,1	Banca Monte dei Paschi di Siena SPA	42,456	80
*,3	Gemina SpA	315,232	—
*	Saipem SpA	2	—
*,1	Banca Monte dei Paschi di Siena SPA Rights Exp. 11/1/22	42,456	—
			4,946,148

Total International Stock Index Fund
	Shares	Market Value• ($000)
Japan (15.1%)
Toyota Motor Corp.	161,775,113	2,244,567
Sony Group Corp.	16,467,951	1,110,511
Keyence Corp.	2,596,688	979,121
Daiichi Sankyo Co. Ltd.	25,063,021	802,287
Mitsubishi UFJ Financial Group Inc.	159,931,816	755,494
KDDI Corp.	21,805,133	644,494
SoftBank Group Corp.	13,943,465	598,540
Nintendo Co. Ltd.	13,992,294	568,075
Recruit Holdings Co. Ltd.	18,393,859	566,001
Hitachi Ltd.	12,192,848	553,236
Shin-Etsu Chemical Co. Ltd.	5,219,549	542,468
Takeda Pharmaceutical Co. Ltd.	20,140,463	531,890
Daikin Industries Ltd.	3,536,145	529,669
Tokyo Electron Ltd.	1,970,359	518,395
Honda Motor Co. Ltd.	22,565,007	514,538
Sumitomo Mitsui Financial Group Inc.	17,285,593	485,407
ITOCHU Corp.	17,853,088	461,405
Mitsui & Co. Ltd.	20,768,051	459,580
Tokio Marine Holdings Inc.	25,183,289	455,948
Hoya Corp.	4,709,935	437,842
Nippon Telegraph & Telephone Corp.	15,740,255	434,127
Mitsubishi Corp.	15,796,478	427,909
Seven & i Holdings Co. Ltd.	10,259,181	382,959
Fast Retailing Co. Ltd.	684,736	381,495
Mizuho Financial Group Inc.	33,760,522	365,136
Murata Manufacturing Co. Ltd.	7,597,315	359,653
SoftBank Corp.	36,421,504	359,276
Olympus Corp.	16,722,001	352,575
Astellas Pharma Inc.	24,398,661	336,657
Nidec Corp.	6,118,918	336,443
FANUC Corp.	2,559,000	334,849
Oriental Land Co. Ltd.	2,499,219	334,715
SMC Corp.	751,231	301,546
Denso Corp.	5,971,791	296,296
Fujitsu Ltd.	2,472,483	284,480
Central Japan Railway Co.	2,413,804	279,462
Canon Inc.	13,069,987	277,051
Bridgestone Corp.	7,620,035	275,590
Terumo Corp.	8,790,667	266,788
Japan Tobacco Inc.	15,751,433	263,796
East Japan Railway Co.	4,810,195	256,313
Komatsu Ltd.	12,202,774	239,055
ORIX Corp.	15,947,069	234,226
Mitsui Fudosan Co. Ltd.	12,126,868	232,210
Mitsubishi Electric Corp.	25,910,995	227,981
Kao Corp.	6,087,983	227,398
FUJIFILM Holdings Corp.	4,715,462	215,732
Eisai Co. Ltd.	3,526,323	212,649
Dai-ichi Life Holdings Inc.	13,064,902	207,507
Suzuki Motor Corp.	6,031,431	203,922
Panasonic Holdings Corp.	28,434,127	202,525
Kubota Corp.	14,414,553	201,077
Chugai Pharmaceutical Co. Ltd.	8,660,350	200,676
Kyocera Corp.	4,059,226	196,574
Toshiba Corp.	5,617,338	194,930
Japan Post Holdings Co. Ltd.	28,728,589	193,188
Sumitomo Corp.	14,969,052	190,313
Mitsubishi Estate Co. Ltd.	14,994,433	188,559
Asahi Group Holdings Ltd.	6,476,954	181,230
Marubeni Corp.	20,611,394	180,430
Otsuka Holdings Co. Ltd.	5,592,005	179,249
Shiseido Co. Ltd.	5,173,340	178,673
Sompo Holdings Inc.	4,238,909	176,730
Ajinomoto Co. Inc.	6,371,287	175,231
Aeon Co. Ltd.	9,380,591	174,954
Daiwa House Industry Co. Ltd.	8,543,285	172,124
		Shares	Market Value• ($000)
	Bandai Namco Holdings Inc.	2,597,398	171,696
	Shionogi & Co. Ltd.	3,625,188	168,344
	M3 Inc.	5,620,183	167,482
	MS&AD Insurance Group Holdings Inc.	6,149,610	162,849
	Shimano Inc.	1,021,294	158,038
	Unicharm Corp.	5,170,501	157,139
	TDK Corp.	4,793,932	149,755
	Nippon Steel Corp.	10,889,350	149,386
	Kirin Holdings Co. Ltd.	9,983,742	146,760
	Secom Co. Ltd.	2,568,171	146,310
	Lasertec Corp.	1,010,617	142,003
	Sumitomo Mitsui Trust Holdings Inc.	4,807,938	138,320
	Sysmex Corp.	2,530,470	136,200
*	Renesas Electronics Corp.	16,202,306	135,544
	Advantest Corp.	2,539,076	133,661
	Inpex Corp.	13,216,694	133,388
	Obic Co. Ltd.	887,427	133,170
	Kikkoman Corp.	2,429,977	131,681
	Ono Pharmaceutical Co. Ltd.	5,587,570	131,495
	Mitsubishi Heavy Industries Ltd.	3,815,019	131,405
	Nomura Holdings Inc.	39,981,321	129,378
	ENEOS Holdings Inc.	38,736,196	127,777
	Subaru Corp.	8,124,553	126,994
	Sekisui House Ltd.	7,536,012	125,119
	West Japan Railway Co.	3,072,714	121,823
	NTT Data Corp.	8,389,001	121,505
	Sumitomo Realty & Development Co. Ltd.	5,267,719	120,809
[1]	Nippon Yusen KK	6,422,781	116,345
	NEC Corp.	3,500,156	115,858
	Nomura Research Institute Ltd.	5,193,650	114,937
	Omron Corp.	2,450,661	114,295
	Toyota Industries Corp.	2,131,723	109,816
	Resona Holdings Inc.	28,759,412	108,393
	Asahi Kasei Corp.	16,509,536	105,858
	Sumitomo Electric Industries Ltd.	10,039,926	104,920
	Nitto Denko Corp.	1,955,471	103,025
	Toyota Tsusho Corp.	2,976,633	99,913
	Tokyo Gas Co. Ltd.	5,545,954	99,114
	Toray Industries Inc.	20,240,561	98,315
	Yakult Honsha Co. Ltd.	1,726,008	95,619
	Yaskawa Electric Corp.	3,439,874	95,248
	Shimadzu Corp.	3,584,828	94,435
	Japan Exchange Group Inc.	7,045,571	92,591
	Nippon Building Fund Inc.	20,353	90,474
	Nitori Holdings Co. Ltd.	995,993	90,254
	Z Holdings Corp.	34,670,087	89,475
	Nexon Co. Ltd.	5,328,360	89,166
	Disco Corp.	371,462	88,847
	Sumitomo Metal Mining Co. Ltd.	3,160,396	88,589
[1]	Mitsui OSK Lines Ltd.	4,446,880	88,027
	Pan Pacific International Holdings Corp.	5,326,130	87,406
	Nippon Paint Holdings Co. Ltd.	13,525,207	86,196
	Dentsu Group Inc.	2,760,655	85,866
	Hankyu Hanshin Holdings Inc.	2,889,818	85,830
	Daito Trust Construction Co. Ltd.	858,917	85,053
	Yamaha Motor Co. Ltd.	4,057,102	83,749
	TIS Inc.	3,065,466	82,650
	Nissan Motor Co. Ltd.	25,806,250	82,252
	Kintetsu Group Holdings Co. Ltd.	2,393,525	80,889
	Isuzu Motors Ltd.	6,870,366	80,793
	MINEBEA MITSUMI Inc.	5,418,880	80,083
	MISUMI Group Inc.	3,713,577	79,097
	Nissan Chemical Corp.	1,752,138	78,873
	Trend Micro Inc.	1,550,312	78,172
	Kyowa Kirin Co. Ltd.	3,317,146	78,124
	Osaka Gas Co. Ltd.	5,251,991	77,770
	AGC Inc.	2,468,976	77,365

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Hamamatsu Photonics KK	1,703,016	77,047
	Rohm Co. Ltd.	1,096,378	77,037
	Mitsubishi Chemical Group Corp.	17,017,391	76,874
	Yamaha Corp.	2,028,129	76,571
	Daiwa Securities Group Inc.	19,493,358	76,057
	Chubu Electric Power Co. Inc.	9,316,540	75,836
	Tokyu Corp.	6,504,610	75,001
	SG Holdings Co. Ltd.	5,638,096	74,711
	Kansai Electric Power Co. Inc.	9,690,115	73,405
	Japan Real Estate Investment Corp.	17,345	72,681
	MEIJI Holdings Co. Ltd.	1,733,271	71,323
	Dai Nippon Printing Co. Ltd.	3,501,063	70,129
	Nomura Real Estate Master Fund Inc.	59,911	68,348
	Idemitsu Kosan Co. Ltd.	3,122,218	68,315
	Sumitomo Chemical Co. Ltd.	20,126,168	67,770
*	Tokyo Electric Power Co. Holdings Inc.	20,773,543	67,671
	Japan Metropolitan Fund Investment Corp.	91,744	67,591
	Capcom Co. Ltd.	2,408,812	67,001
	T&D Holdings Inc.	6,773,191	66,988
	Taisei Corp.	2,422,100	65,980
	Nippon Prologis REIT Inc.	30,873	64,781
	Yamato Holdings Co. Ltd.	4,371,396	64,737
	Fuji Electric Co. Ltd.	1,672,237	64,657
	JFE Holdings Inc.	6,853,433	62,785
	Tobu Railway Co. Ltd.	2,701,579	62,494
	MatsukiyoCocokara & Co.	1,634,219	59,500
	Makita Corp.	3,255,535	59,490
	Aisin Corp.	2,307,712	59,238
	Daifuku Co. Ltd.	1,289,338	59,019
	GLP J-REIT	56,681	58,783
	Nissin Foods Holdings Co. Ltd.	903,547	58,486
	SBI Holdings Inc.	3,226,200	58,278
	Obayashi Corp.	8,963,495	57,534
	Daiwa House REIT Investment Corp.	28,391	57,301
	SUMCO Corp.	4,464,026	56,581
	Ricoh Co. Ltd.	7,720,967	56,578
	Suntory Beverage & Food Ltd.	1,673,731	55,998
	Sekisui Chemical Co. Ltd.	4,428,519	55,304
	TOTO Ltd.	1,930,496	55,063
	Hirose Electric Co. Ltd.	423,358	54,919
	Konami Group Corp.	1,247,180	54,666
	Kajima Corp.	5,798,804	54,585
	Toppan Inc.	3,629,948	54,138
	Yokogawa Electric Corp.	3,224,778	53,922
	Keio Corp.	1,530,906	53,674
	Kurita Water Industries Ltd.	1,463,308	53,564
	Toho Co. Ltd. (Tokyo)	1,485,080	52,807
	Brother Industries Ltd.	3,088,276	52,612
	Lixil Corp.	3,472,626	52,455
	Mazda Motor Corp.	7,627,658	51,357
[1]	BayCurrent Consulting Inc.	1,797,460	50,432
[1]	Kawasaki Kisen Kaisha Ltd.	3,311,909	50,219
	Seiko Epson Corp.	3,608,245	48,986
	Odakyu Electric Railway Co. Ltd.	4,091,367	48,638
	Keisei Electric Railway Co. Ltd.	1,830,317	48,580
	Rakuten Group Inc.	10,869,559	48,526
	Ibiden Co. Ltd.	1,438,262	48,480
	MonotaRO Co. Ltd.	3,121,800	47,389
	Persol Holdings Co. Ltd.	2,359,280	47,238
	Orix JREIT Inc.	35,168	47,182
	NGK Spark Plug Co. Ltd.	2,585,289	47,166
	Nippon Express Holdings Inc.	920,231	46,240
	Square Enix Holdings Co. Ltd.	1,029,923	45,957
	Azbil Corp.	1,685,259	45,798
	CyberAgent Inc.	5,571,017	45,767
	Sojitz Corp.	3,096,876	45,654
	Toyo Suisan Kaisha Ltd.	1,197,198	44,916
		Shares	Market Value• ($000)
	Concordia Financial Group Ltd.	14,565,419	44,442
	Asahi Intecc Co. Ltd.	2,603,908	44,358
	JSR Corp.	2,334,292	44,354
	Taiyo Yuden Co. Ltd.	1,629,345	44,337
	Chiba Bank Ltd.	8,051,839	44,117
	Kyushu Railway Co.	2,088,890	43,686
	Koito Manufacturing Co. Ltd.	3,054,816	43,369
	Hoshizaki Corp.	1,506,335	43,156
	Otsuka Corp.	1,361,244	42,869
	Kobayashi Pharmaceutical Co. Ltd.	806,001	42,772
	Mitsui Chemicals Inc.	2,310,751	42,770
	United Urban Investment Corp.	39,669	41,971
	Marui Group Co. Ltd.	2,564,096	41,950
	USS Co. Ltd.	2,762,879	41,688
	Shizuoka Financial Group Inc.	6,539,480	41,296
	Isetan Mitsukoshi Holdings Ltd.	4,640,137	41,214
	Nikon Corp.	4,255,152	41,152
	Tokyu Fudosan Holdings Corp.	8,090,190	41,046
	Oji Holdings Corp.	11,774,855	40,820
	Tosoh Corp.	3,723,094	40,505
*	ANA Holdings Inc.	2,081,293	40,458
[1]	Kobe Bussan Co. Ltd.	1,860,362	40,352
	Advance Residence Investment Corp.	17,279	40,228
	Rohto Pharmaceutical Co. Ltd.	1,291,722	40,183
	Hulic Co. Ltd.	5,518,632	40,089
	NGK Insulators Ltd.	3,427,552	39,986
	Nagoya Railroad Co. Ltd.	2,585,033	39,600
	Ebara Corp.	1,217,900	39,572
	Nihon M&A Center Holdings Inc.	3,480,935	39,278
	GMO Payment Gateway Inc.	544,361	39,143
	Japan Post Insurance Co. Ltd.	2,640,665	39,090
*	Hitachi Metals Ltd.	2,635,200	38,485
	Kose Corp.	383,813	38,312
	IHI Corp.	1,705,260	38,034
	Nippon Shinyaku Co. Ltd.	683,713	37,855
	Nisshin Seifun Group Inc.	3,425,592	37,016
	Tokyo Tatemono Co. Ltd.	2,649,039	36,430
	Fukuoka Financial Group Inc.	2,138,922	36,395
	Mitsubishi HC Capital Inc.	8,479,106	36,384
*	Japan Airlines Co. Ltd.	1,928,289	36,017
	Japan Post Bank Co. Ltd.	5,389,488	35,911
	Shimizu Corp.	7,122,946	35,543
	Haseko Corp.	3,410,194	35,119
	Asics Corp.	2,281,026	34,954
	Hikari Tsushin Inc.	288,720	34,876
	Showa Denko KK	2,380,903	34,758
	JGC Holdings Corp.	2,878,927	34,626
	Bank of Kyoto Ltd.	957,933	34,520
	TechnoPro Holdings Inc.	1,432,961	34,377
	Keikyu Corp.	3,302,529	33,901
	Open House Group Co. Ltd.	945,543	33,632
	Keihan Holdings Co. Ltd.	1,302,349	33,505
	Japan Prime Realty Investment Corp.	12,264	33,307
	Nomura Real Estate Holdings Inc.	1,472,776	33,290
	Lion Corp.	3,284,784	33,198
	Kawasaki Heavy Industries Ltd.	1,945,966	33,096
	Stanley Electric Co. Ltd.	1,914,737	32,551
	Nabtesco Corp.	1,509,454	32,061
	Santen Pharmaceutical Co. Ltd.	4,677,667	32,009
	Zensho Holdings Co. Ltd.	1,279,369	31,930
	Yamada Holdings Co. Ltd.	9,861,978	31,780
	Rinnai Corp.	466,638	31,762
	Japan Hotel REIT Investment Corp.	59,688	31,447
	NSK Ltd.	5,920,363	31,290
	NH Foods Ltd.	1,311,715	31,260
*	Skylark Holdings Co. Ltd.	2,929,256	31,248
	Kuraray Co. Ltd.	4,513,285	31,036

Total International Stock Index Fund
		Shares	Market Value• ($000)
	ZOZO Inc.	1,454,134	30,854
	Kansai Paint Co. Ltd.	2,354,592	30,726
	Mitsubishi Gas Chemical Co. Inc.	2,410,787	30,634
	Electric Power Development Co. Ltd.	2,199,100	30,584
	NOF Corp.	888,982	30,578
	Kyushu Electric Power Co. Inc.	6,168,470	30,541
	Nippon Sanso Holdings Corp.	1,914,691	30,485
*	Japan Airport Terminal Co. Ltd.	710,594	30,414
[1]	Sekisui House Reit Inc.	55,632	29,977
	Itochu Techno-Solutions Corp.	1,283,767	29,763
	Nankai Electric Railway Co. Ltd.	1,452,312	29,379
	Ryohin Keikaku Co. Ltd.	3,107,933	29,246
	Amada Co. Ltd.	4,144,790	29,153
	Koei Tecmo Holdings Co. Ltd.	1,931,007	29,137
	Kakaku.com Inc.	1,716,886	29,038
	SCREEN Holdings Co. Ltd.	528,163	28,989
	Activia Properties Inc.	9,749	28,877
	Sumitomo Heavy Industries Ltd.	1,510,814	28,637
	Sumitomo Forestry Co. Ltd.	1,824,720	28,545
	Tokyo Century Corp.	826,636	28,194
	Tsuruha Holdings Inc.	484,357	28,139
*	Mitsubishi Motors Corp.	8,339,750	28,094
	THK Co. Ltd.	1,605,008	27,991
	Welcia Holdings Co. Ltd.	1,324,674	27,688
	Hitachi Construction Machinery Co. Ltd.	1,410,880	27,603
	Yokohama Rubber Co. Ltd.	1,751,027	27,381
	Industrial & Infrastructure Fund Investment Corp.	25,579	27,015
	Denka Co. Ltd.	1,164,211	26,970
	Sega Sammy Holdings Inc.	2,099,310	26,853
	Aozora Bank Ltd.	1,558,745	26,813
	Hakuhodo DY Holdings Inc.	3,174,162	26,745
	Miura Co. Ltd.	1,311,344	26,706
[1]	Ito En Ltd.	754,782	26,584
	J Front Retailing Co. Ltd.	3,281,506	26,525
	Tohoku Electric Power Co. Inc.	6,313,752	26,520
	Air Water Inc.	2,372,753	26,491
	Nippon Accommodations Fund Inc.	6,221	26,491
	Mebuki Financial Group Inc.	13,515,820	26,284
	Iida Group Holdings Co. Ltd.	1,886,904	26,200
	SHO-BOND Holdings Co. Ltd.	605,595	26,198
	Hitachi Transport System Ltd.	428,591	25,649
	LaSalle Logiport REIT	24,021	25,638
	Japan Logistics Fund Inc.	11,920	25,538
	Alfresa Holdings Corp.	2,214,782	25,499
	Nifco Inc.	1,097,805	25,496
	Ulvac Inc.	638,324	25,163
	Cosmo Energy Holdings Co. Ltd.	974,398	25,100
	SCSK Corp.	1,678,696	24,767
	Goldwin Inc.	472,298	24,665
	Iwatani Corp.	669,398	24,648
	Seibu Holdings Inc.	2,752,557	24,639
	AEON REIT Investment Corp.	22,786	24,532
	Casio Computer Co. Ltd.	2,802,615	24,360
	Kamigumi Co. Ltd.	1,275,424	24,254
	Medipal Holdings Corp.	1,937,770	24,025
	Mitsui Fudosan Logistics Park Inc.	7,151	23,726
	COMSYS Holdings Corp.	1,448,076	23,724
	Mori Hills REIT Investment Corp.	21,638	23,702
	Shimamura Co. Ltd.	289,823	23,437
[1]	Kenedix Office Investment Corp.	10,140	23,099
	Alps Alpine Co. Ltd.	2,672,815	22,961
	Oracle Corp. Japan	430,522	22,935
	Takashimaya Co. Ltd.	1,852,559	22,917
	Frontier Real Estate Investment Corp.	6,467	22,832
	Internet Initiative Japan Inc.	1,448,551	22,737
	Hisamitsu Pharmaceutical Co. Inc.	919,394	22,683
		Shares	Market Value• ($000)
*	Park24 Co. Ltd.	1,700,229	22,661
	Food & Life Cos. Ltd.	1,345,814	22,638
	Sanwa Holdings Corp.	2,613,862	22,516
	Teijin Ltd.	2,476,313	22,482
	Cosmos Pharmaceutical Corp.	231,373	22,377
*	SHIFT Inc.	142,818	22,300
	Sohgo Security Services Co. Ltd.	888,701	22,153
	Credit Saison Co. Ltd.	2,070,485	22,130
	NET One Systems Co. Ltd.	1,073,026	22,039
	Zenkoku Hosho Co. Ltd.	666,457	21,991
	Kewpie Corp.	1,391,805	21,973
	Toho Gas Co. Ltd.	1,178,996	21,967
	Nihon Kohden Corp.	977,386	21,886
	Kadokawa Corp.	1,220,240	21,848
	Mitsubishi Materials Corp.	1,666,332	21,780
	Suzuken Co. Ltd.	975,957	21,728
	Toyo Seikan Group Holdings Ltd.	1,894,420	21,667
	Nichirei Corp.	1,387,793	21,584
	Taisho Pharmaceutical Holdings Co. Ltd.	597,954	21,567
*	INFRONEER Holdings Inc.	3,101,497	21,501
	JTEKT Corp.	3,017,266	21,301
	Tokyo Ohka Kogyo Co. Ltd.	489,691	21,111
	Shinko Electric Industries Co. Ltd.	877,185	21,080
	Daiwa Securities Living Investments Corp.	27,089	21,027
	Horiba Ltd.	511,900	21,002
	Taiheiyo Cement Corp.	1,544,274	20,985
	Fujikura Ltd.	3,525,311	20,873
	Kaneka Corp.	839,864	20,826
	Sumitomo Rubber Industries Ltd.	2,402,463	20,610
	Jeol Ltd.	559,542	20,475
	Invincible Investment Corp.	65,223	20,474
	Kagome Co. Ltd.	1,021,874	20,424
	Kenedix Residential Next Investment Corp.	13,918	20,405
	Nippon Gas Co. Ltd.	1,404,518	20,403
	Sundrug Co. Ltd.	873,060	20,301
	Lawson Inc.	635,105	20,290
	Fujitec Co. Ltd.	1,016,219	20,186
	Hulic Reit Inc.	17,219	20,171
	ADEKA Corp.	1,337,616	19,998
	Relo Group Inc.	1,413,655	19,925
	Ship Healthcare Holdings Inc.	1,038,688	19,921
	Nishi-Nippon Railroad Co. Ltd.	1,006,053	19,732
	Sanrio Co. Ltd.	738,305	19,687
	Daicel Corp.	3,447,825	19,673
	EXEO Group Inc.	1,336,230	19,578
	Calbee Inc.	966,751	19,419
	Nagase & Co. Ltd.	1,419,236	19,336
	Dowa Holdings Co. Ltd.	607,145	19,278
	Sankyu Inc.	637,399	19,005
	Chugoku Electric Power Co. Inc.	4,033,354	18,923
	Sugi Holdings Co. Ltd.	470,309	18,862
	Pigeon Corp.	1,439,195	18,852
	Hachijuni Bank Ltd.	5,904,787	18,831
	Penta-Ocean Construction Co. Ltd.	3,784,319	18,820
	Comforia Residential REIT Inc.	8,827	18,739
	DIC Corp.	1,110,810	18,651
	Sankyo Co. Ltd.	562,558	18,577
	BIPROGY Inc.	858,748	18,550
	Sapporo Holdings Ltd.	836,948	18,460
	Mitsubishi Logistics Corp.	839,275	18,417
	Tsumura & Co.	881,776	18,417
	Daiseki Co. Ltd.	594,514	18,370
	Konica Minolta Inc.	5,976,888	18,211
	Pilot Corp.	464,713	18,068
	Kobe Steel Ltd.	4,362,730	17,891
	Mabuchi Motor Co. Ltd.	657,768	17,848
	Tokyu REIT Inc.	12,496	17,799

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Nippon Electric Glass Co. Ltd.	1,026,626	17,777
[1]	NTT UD REIT Investment Corp.	18,120	17,751
	House Foods Group Inc.	947,891	17,728
	Anritsu Corp.	1,761,371	17,728
	Aeon Mall Co. Ltd.	1,617,639	17,598
	Meitec Corp.	1,043,215	17,572
	Nippon Kayaku Co. Ltd.	2,188,558	17,384
	Fancl Corp.	916,464	17,363
	Japan Steel Works Ltd.	836,528	17,273
	Mitsubishi Estate Logistics REIT Investment Corp.	5,827	17,246
	Daiwa Office Investment Corp.	3,598	16,998
	UBE Corp.	1,317,845	16,997
	Tokai Carbon Co. Ltd.	2,601,836	16,979
	Coca-Cola Bottlers Japan Holdings Inc.	1,871,715	16,911
	Fujitsu General Ltd.	740,039	16,889
	Iyogin Holdings Inc.	3,599,325	16,887
	Kinden Corp.	1,654,605	16,836
[1]	Sharp Corp.	2,795,157	16,766
*,1	Money Forward Inc.	590,938	16,718
	Yamazaki Baking Co. Ltd.	1,607,214	16,376
	Hirogin Holdings Inc.	3,918,543	16,166
	Takara Holdings Inc.	2,317,943	16,123
	K's Holdings Corp.	2,045,664	16,031
[1]	Hoshino Resorts REIT Inc.	3,371	16,001
	NSD Co. Ltd.	930,385	15,899
	DMG Mori Co. Ltd.	1,372,018	15,878
	Toyoda Gosei Co. Ltd.	989,603	15,821
	Zeon Corp.	1,875,531	15,809
	Toyo Tire Corp.	1,343,505	15,761
	Sotetsu Holdings Inc.	1,034,748	15,670
[1]	Mitsui High-Tec Inc.	303,041	15,665
	DeNA Co. Ltd.	1,195,235	15,589
	Kureha Corp.	242,585	15,576
	Seven Bank Ltd.	8,630,393	15,567
	Toda Corp.	3,112,957	15,559
	Rengo Co. Ltd.	2,788,671	15,493
	ABC-Mart Inc.	346,881	15,461
	GS Yuasa Corp.	1,014,474	15,444
	Nippon Shokubai Co. Ltd.	429,355	15,401
	Daiwabo Holdings Co. Ltd.	1,193,083	15,395
	Japan Excellent Inc.	16,626	15,375
	Sumitomo Pharma Co. Ltd.	2,205,907	15,366
	Yamaguchi Financial Group Inc.	2,911,358	15,332
	Ain Holdings Inc.	364,470	15,311
	Ezaki Glico Co. Ltd.	680,172	15,303
	AEON Financial Service Co. Ltd.	1,559,905	15,266
	SMS Co. Ltd.	665,390	15,265
	Ushio Inc.	1,462,692	15,189
	Tokyo Seimitsu Co. Ltd.	503,139	15,132
	Fuji Soft Inc.	277,677	15,106
	Amano Corp.	882,282	15,098
	Topcon Corp.	1,374,592	15,036
	Aica Kogyo Co. Ltd.	699,060	15,025
	Maruichi Steel Tube Ltd.	794,156	14,990
	Daiichikosho Co. Ltd.	522,189	14,973
	Fuji Corp.	1,132,626	14,955
	Hino Motors Ltd.	3,594,576	14,938
	Sawai Group Holdings Co. Ltd.	517,407	14,935
	Mitsui Mining & Smelting Co. Ltd.	739,372	14,934
[1]	Bic Camera Inc.	1,894,712	14,731
	Gunma Bank Ltd.	5,387,158	14,693
	JAFCO Group Co. Ltd.	953,989	14,637
[1]	Katitas Co. Ltd.	649,754	14,540
	NIPPON REIT Investment Corp.	5,882	14,521
	Dexerials Corp.	615,276	14,330
	FP Corp.	598,600	14,241
		Shares	Market Value• ($000)
	Kenedix Retail REIT Corp.	7,898	14,198
	Fuyo General Lease Co. Ltd.	252,543	14,035
	Seino Holdings Co. Ltd.	1,826,488	14,034
	Citizen Watch Co. Ltd.	3,339,046	14,023
	Rakus Co. Ltd.	1,262,491	14,022
	As One Corp.	328,137	13,993
	Sakata Seed Corp.	422,473	13,925
	TS Tech Co. Ltd.	1,329,486	13,903
	Morinaga Milk Industry Co. Ltd.	489,627	13,891
	Benesse Holdings Inc.	920,729	13,583
	Kokuyo Co. Ltd.	1,090,233	13,523
	Chugin Financial Group Inc.	2,233,979	13,466
	Yoshinoya Holdings Co. Ltd.	853,720	13,418
[1]	Kyoritsu Maintenance Co. Ltd.	324,855	13,383
	Mori Trust Sogo Reit Inc.	13,381	13,353
	Resorttrust Inc.	866,036	13,330
	Nisshinbo Holdings Inc.	1,922,770	13,328
	OKUMA Corp.	396,326	13,267
	GMO Internet Group Inc.	766,382	13,213
*,1	RENOVA Inc.	600,555	13,181
*	PeptiDream Inc.	1,196,363	13,089
	OSG Corp.	1,027,345	13,061
	Yamato Kogyo Co. Ltd.	445,925	12,950
	H.U. Group Holdings Inc.	690,504	12,854
	Canon Marketing Japan Inc.	609,094	12,853
	Kotobuki Spirits Co. Ltd.	250,723	12,853
	Morinaga & Co. Ltd.	511,372	12,791
	Inaba Denki Sangyo Co. Ltd.	680,679	12,706
	Furukawa Electric Co. Ltd.	823,380	12,703
	Asahi Holdings Inc.	994,273	12,680
	DTS Corp.	528,673	12,569
	Nippon Suisan Kaisha Ltd.	3,526,895	12,563
	Kyushu Financial Group Inc.	4,955,386	12,530
[1]	Hazama Ando Corp.	2,161,961	12,530
	Macnica Holdings Inc.	626,208	12,525
	Hitachi Zosen Corp.	2,168,426	12,501
[1]	Central Glass Co. Ltd.	529,088	12,493
	Maruwa Co. Ltd.	106,293	12,489
	NOK Corp.	1,523,857	12,465
	Toagosei Co. Ltd.	1,618,086	12,432
	Heiwa Real Estate REIT Inc.	11,922	12,359
[1]	Daido Steel Co. Ltd.	473,829	12,285
	Yaoko Co. Ltd.	282,000	12,268
	Descente Ltd.	506,832	12,164
[1]	Shinsei Bank Ltd.	813,131	12,100
	Hanwa Co. Ltd.	495,770	11,990
	Nipro Corp.	1,579,811	11,909
	Mizuho Leasing Co. Ltd.	544,762	11,869
	Sumitomo Bakelite Co. Ltd.	436,457	11,813
	PALTAC Corp.	412,749	11,724
	Heiwa Real Estate Co. Ltd.	422,691	11,721
	Mani Inc.	803,886	11,711
	Wacoal Holdings Corp.	727,029	11,707
	Nichias Corp.	757,285	11,683
	NHK Spring Co. Ltd.	2,077,611	11,510
	Shoei Co. Ltd.	311,276	11,479
[1]	Colowide Co. Ltd.	933,757	11,458
	Menicon Co. Ltd.	670,272	11,444
	Duskin Co. Ltd.	590,317	11,320
	77 Bank Ltd.	929,816	11,268
	Heiwa Corp.	696,980	11,245
	Tokuyama Corp.	963,143	11,231
	Acom Co. Ltd.	5,133,331	11,215
	Kyudenko Corp.	523,411	11,102
	Pola Orbis Holdings Inc.	999,493	11,040
	JCR Pharmaceuticals Co. Ltd.	742,575	11,037
	Kaken Pharmaceutical Co. Ltd.	430,660	11,023

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Kanematsu Corp.	1,113,061	11,013
[1]	Toridoll Holdings Corp.	565,788	11,001
	Japan Elevator Service Holdings Co. Ltd.	929,604	10,965
	Fujimi Inc.	262,126	10,944
	Toei Co. Ltd.	88,420	10,861
	OBIC Business Consultants Co. Ltd.	377,695	10,857
	Benefit One Inc.	780,019	10,791
	Round One Corp.	2,533,966	10,782
	Glory Ltd.	697,209	10,750
	Aiful Corp.	3,932,061	10,709
	Nikkon Holdings Co. Ltd.	679,276	10,611
	MIRAIT ONE Corp.	1,103,964	10,609
*	Shochiku Co. Ltd.	133,308	10,582
	Shiga Bank Ltd.	624,832	10,578
	Fukuoka REIT Corp.	9,036	10,548
	Outsourcing Inc.	1,344,537	10,474
	Izumi Co. Ltd.	517,931	10,448
	Toyota Boshoku Corp.	820,936	10,446
	Nippon Soda Co. Ltd.	345,853	10,318
	Digital Garage Inc.	429,828	10,292
*	Sansan Inc.	1,030,793	10,221
	Tomy Co. Ltd.	1,160,731	10,192
	Milbon Co. Ltd.	246,715	10,173
	NTN Corp.	5,714,003	10,172
	Japan Petroleum Exploration Co. Ltd.	388,411	10,092
	DCM Holdings Co. Ltd.	1,291,182	10,061
	Shikoku Electric Power Co. Inc.	2,081,352	10,013
	Kusuri no Aoki Holdings Co. Ltd.	207,649	10,009
	Systena Corp.	3,561,252	9,982
	Japan Material Co. Ltd.	757,490	9,973
	Lintec Corp.	663,643	9,957
	Nishi-Nippon Financial Holdings Inc.	1,951,972	9,955
	CRE Logistics REIT Inc.	7,193	9,896
	Daishi Hokuetsu Financial Group Inc.	559,592	9,883
	Hokuhoku Financial Group Inc.	1,634,815	9,822
	CKD Corp.	790,716	9,698
	NS Solutions Corp.	421,556	9,689
	NEC Networks & System Integration Corp.	902,603	9,672
	Toho Holdings Co. Ltd.	708,451	9,635
	Global One Real Estate Investment Corp.	12,475	9,630
	Fuji Oil Holdings Inc.	610,341	9,609
	TKC Corp.	375,801	9,593
[1]	H2O Retailing Corp.	1,139,670	9,591
	BeNext-Yumeshin Group Co.	792,619	9,559
	Information Services International-Dentsu Ltd.	310,487	9,496
	Fuji Kyuko Co. Ltd.	306,185	9,468
	Justsystems Corp.	448,320	9,429
	Sumitomo Warehouse Co. Ltd.	693,216	9,409
[1]	Joyful Honda Co. Ltd.	770,763	9,395
	Japan Aviation Electronics Industry Ltd.	601,758	9,366
	Takasago Thermal Engineering Co. Ltd.	765,183	9,309
	Nextage Co. Ltd.	479,339	9,239
	TOKAI Holdings Corp.	1,546,819	9,238
	Hokuetsu Corp.	1,777,112	9,219
	Tadano Ltd.	1,500,230	9,170
	San-In Godo Bank Ltd.	1,922,643	9,156
	Takeuchi Manufacturing Co. Ltd.	453,474	9,145
	Hokkoku Financial Holdings Inc.	299,292	9,139
	Inabata & Co. Ltd.	552,268	9,124
	Senko Group Holdings Co. Ltd.	1,364,621	9,116
	Paramount Bed Holdings Co. Ltd.	510,186	9,082
	Tsubakimoto Chain Co.	422,906	9,054
	Sanken Electric Co. Ltd.	264,070	9,046
[1]	Ichigo Office REIT Investment Corp.	15,986	9,028
	Sumitomo Osaka Cement Co. Ltd.	421,898	8,983
[1]	Seiren Co. Ltd.	568,783	8,909
	Nishimatsu Construction Co. Ltd.	364,758	8,881
		Shares	Market Value• ($000)
	Infomart Corp.	2,732,479	8,840
	Okamura Corp.	959,873	8,836
	Tokyo Steel Manufacturing Co. Ltd.	1,023,018	8,783
[1]	EDION Corp.	1,105,022	8,771
*,1	W-Scope Corp.	659,952	8,527
	Okumura Corp.	448,938	8,489
	Star Asia Investment Corp.	22,229	8,484
[1]	Create Restaurants Holdings Inc.	1,339,170	8,453
	Makino Milling Machine Co. Ltd.	273,229	8,442
	Ariake Japan Co. Ltd.	242,374	8,397
	Taikisha Ltd.	355,895	8,397
	Toyobo Co. Ltd.	1,195,986	8,354
	Itoham Yonekyu Holdings Inc.	1,859,760	8,317
	Fukuyama Transporting Co. Ltd.	380,016	8,291
	Raito Kogyo Co. Ltd.	605,204	8,256
	MIXI Inc.	526,346	8,252
[1]	Kumiai Chemical Industry Co. Ltd.	1,254,656	8,246
	Jaccs Co. Ltd.	339,837	8,241
	Toshiba TEC Corp.	317,287	8,214
	Monex Group Inc.	2,363,373	8,210
	KH Neochem Co. Ltd.	479,850	8,190
	Hankyu Hanshin REIT Inc.	7,874	8,174
	Daio Paper Corp.	1,106,874	8,166
	Takuma Co. Ltd.	979,815	8,135
*,1	Atom Corp.	1,529,110	8,124
	SOSiLA Logistics REIT Inc.	8,470	8,119
*,1	Royal Holdings Co. Ltd.	507,022	8,108
	Transcosmos Inc.	352,258	8,098
	Kumagai Gumi Co. Ltd.	474,431	8,020
	Wacom Co. Ltd.	1,848,274	8,020
	Kandenko Co. Ltd.	1,411,995	7,937
	Seiko Group Corp.	373,903	7,920
	eRex Co. Ltd.	465,028	7,870
	Taiyo Holdings Co. Ltd.	443,268	7,818
	KYORIN Holdings Inc.	631,208	7,811
	Nihon Parkerizing Co. Ltd.	1,198,898	7,794
	Nippon Light Metal Holdings Co. Ltd.	797,915	7,776
	Hokuriku Electric Power Co.	2,299,519	7,699
	Matsui Securities Co. Ltd.	1,442,097	7,680
	Kiyo Bank Ltd.	791,572	7,623
	Nichicon Corp.	806,448	7,592
	Sanki Engineering Co. Ltd.	700,334	7,581
	Hosiden Corp.	718,226	7,576
	Mochida Pharmaceutical Co. Ltd.	328,658	7,568
	Noevir Holdings Co. Ltd.	204,652	7,565
	dip Corp.	269,225	7,537
*,1	HIS Co. Ltd.	543,078	7,524
	Nomura Co. Ltd.	1,023,887	7,479
	Autobacs Seven Co. Ltd.	783,408	7,451
	Iriso Electronics Co. Ltd.	256,938	7,444
	Toyo Ink SC Holdings Co. Ltd.	576,252	7,420
	Nippon Paper Industries Co. Ltd.	1,272,089	7,406
	Juroku Financial Group Inc.	440,810	7,406
	Sangetsu Corp.	698,288	7,394
	ZERIA Pharmaceutical Co. Ltd.	492,255	7,333
	Maruha Nichiro Corp.	475,127	7,326
	Hokkaido Electric Power Co. Inc.	2,405,629	7,320
	Idec Corp.	340,847	7,301
	Takara Bio Inc.	617,820	7,228
	Funai Soken Holdings Inc.	405,000	7,219
	KOMEDA Holdings Co. Ltd.	429,094	7,166
	Ai Holdings Corp.	482,150	7,137
	Trusco Nakayama Corp.	532,566	7,133
	Nojima Corp.	855,768	7,127
	en Japan Inc.	409,747	7,118
[1]	C. Uyemura & Co. Ltd.	155,536	7,114
	Meidensha Corp.	528,000	7,025

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Tokai Rika Co. Ltd.	672,836	7,021
[1]	Advance Logistics Investment Corp.	7,111	6,954
	Max Co. Ltd.	483,667	6,893
	MOS Food Services Inc.	324,573	6,886
	Daihen Corp.	265,794	6,854
	Musashi Seimitsu Industry Co. Ltd.	592,520	6,838
	Tokai Tokyo Financial Holdings Inc.	2,979,104	6,829
	Kissei Pharmaceutical Co. Ltd.	386,501	6,827
	Kaga Electronics Co. Ltd.	229,062	6,789
	Starts Corp. Inc.	383,737	6,778
*,1	euglena Co. Ltd.	1,128,458	6,755
	Nichiha Corp.	355,976	6,741
	JMDC Inc.	190,189	6,735
	Create SD Holdings Co. Ltd.	313,889	6,687
	Ichibanya Co. Ltd.	214,717	6,625
	Kohnan Shoji Co. Ltd.	315,491	6,606
	Earth Corp.	189,934	6,574
	Nisshin Oillio Group Ltd.	305,422	6,549
	San-A Co. Ltd.	222,900	6,501
	Hogy Medical Co. Ltd.	291,875	6,474
	eGuarantee Inc.	400,084	6,462
	Nippn Corp.	612,905	6,451
	GungHo Online Entertainment Inc.	435,853	6,442
	Aichi Financial Group Inc.	503,933	6,439
[1]	Mirai Corp.	19,968	6,432
	Nippon Steel Trading Corp.	186,522	6,418
	Toho Titanium Co. Ltd.	425,686	6,415
	Rorze Corp.	126,823	6,373
	Suruga Bank Ltd.	2,404,931	6,371
	Osaka Soda Co. Ltd.	261,916	6,366
	Fuji Seal International Inc.	542,314	6,353
	Nissha Co. Ltd.	537,222	6,325
	Japan Lifeline Co. Ltd.	936,464	6,315
	SAMTY Co. Ltd.	397,995	6,290
	Komeri Co. Ltd.	359,699	6,275
	Nagawa Co. Ltd.	125,405	6,259
	Nachi-Fujikoshi Corp.	238,726	6,254
	Saizeriya Co. Ltd.	331,735	6,189
	Ohsho Food Service Corp.	144,823	6,175
	Orient Corp.	761,812	6,171
*,1	Raksul Inc.	313,479	6,165
	Organo Corp.	356,844	6,157
	Arcs Co. Ltd.	460,754	6,142
	Health Care & Medical Investment Corp.	4,458	6,131
	Japan Securities Finance Co. Ltd.	1,018,820	6,103
	Riken Keiki Co. Ltd.	221,891	6,101
	Megmilk Snow Brand Co. Ltd.	559,940	6,098
[1]	Kura Sushi Inc.	260,155	6,086
	Eizo Corp.	248,896	6,055
[1]	Base Co. Ltd.	210,788	6,051
	UT Group Co. Ltd.	368,987	6,015
	Premium Group Co. Ltd.	507,363	6,013
	Simplex Holdings Inc.	377,114	6,011
	Kato Sangyo Co. Ltd.	256,790	6,002
	Kitz Corp.	1,009,954	5,987
	Mitsui-Soko Holdings Co. Ltd.	286,617	5,975
	Shibaura Machine Co. Ltd.	307,522	5,970
	BML Inc.	264,031	5,969
	T Hasegawa Co. Ltd.	280,224	5,961
[1]	Zojirushi Corp.	590,699	5,956
	SKY Perfect JSAT Holdings Inc.	1,694,208	5,934
*	Leopalace21 Corp.	3,110,923	5,920
[1]	OSAKA Titanium Technologies Co. Ltd.	247,308	5,918
	Valor Holdings Co. Ltd.	507,847	5,872
	JINS Holdings Inc.	194,793	5,858
	Financial Products Group Co. Ltd.	748,220	5,847
	Sumitomo Mitsui Construction Co. Ltd.	1,977,018	5,808
		Shares	Market Value• ($000)
	Hyakugo Bank Ltd.	2,620,610	5,801
	Yodogawa Steel Works Ltd.	356,559	5,796
	Ichigo Inc.	2,572,702	5,790
	Ogaki Kyoritsu Bank Ltd.	490,420	5,790
	Totetsu Kogyo Co. Ltd.	346,394	5,751
	Strike Co. Ltd.	186,399	5,745
[1]	Kanamoto Co. Ltd.	397,736	5,742
[1]	Change Inc.	429,889	5,742
	Maeda Kosen Co. Ltd.	282,555	5,739
	Awa Bank Ltd.	456,441	5,738
	Monogatari Corp.	125,205	5,736
	Fuso Chemical Co. Ltd.	252,629	5,706
	Yuasa Trading Co. Ltd.	228,677	5,692
	Nanto Bank Ltd.	395,862	5,672
	Optex Group Co. Ltd.	411,450	5,664
	Nissin Electric Co. Ltd.	609,392	5,656
	San-Ai Obbli Co. Ltd.	678,284	5,602
	Mitsuboshi Belting Ltd.	262,750	5,589
	North Pacific Bank Ltd.	3,514,157	5,582
	KYB Corp.	254,463	5,567
	Nippon Densetsu Kogyo Co. Ltd.	495,218	5,541
	Iino Kaiun Kaisha Ltd.	1,113,066	5,539
	ASKUL Corp.	530,216	5,537
	Japan Wool Textile Co. Ltd.	823,367	5,520
	Nippon Kanzai Co. Ltd.	324,721	5,520
	Nitto Kogyo Corp.	332,514	5,503
	Oki Electric Industry Co. Ltd.	1,103,683	5,471
	Shizuoka Gas Co. Ltd.	745,573	5,461
	Nishimatsuya Chain Co. Ltd.	595,301	5,457
	Toyo Construction Co. Ltd.	900,828	5,443
	Hioki EE Corp.	113,236	5,405
	Digital Arts Inc.	128,578	5,403
	Star Micronics Co. Ltd.	470,215	5,386
	Showa Sangyo Co. Ltd.	316,847	5,385
*,1	Remixpoint Inc.	1,643,537	5,382
	Insource Co. Ltd.	266,275	5,377
	UACJ Corp.	377,675	5,370
	Nitto Boseki Co. Ltd.	362,166	5,368
	Tokyotokeiba Co. Ltd.	192,322	5,354
	Elecom Co. Ltd.	574,785	5,325
	Tocalo Co. Ltd.	666,030	5,321
	MCJ Co. Ltd.	842,420	5,320
	JCU Corp.	281,128	5,317
	Aeon Hokkaido Corp.	672,946	5,317
	Nikkiso Co. Ltd.	791,892	5,277
	Shima Seiki Manufacturing Ltd.	378,064	5,275
	Koa Corp.	365,898	5,270
	Prestige International Inc.	1,090,177	5,266
	One REIT Inc.	3,151	5,251
	Kameda Seika Co. Ltd.	169,326	5,232
	FULLCAST Holdings Co. Ltd.	261,365	5,228
	Towa Pharmaceutical Co. Ltd.	347,182	5,226
	Ryosan Co. Ltd.	294,277	5,204
[1]	Gree Inc.	924,405	5,196
	Future Corp.	462,251	5,188
	Mitsubishi Pencil Co. Ltd.	532,929	5,187
	United Super Markets Holdings Inc.	734,206	5,170
	Tri Chemical Laboratories Inc.	345,726	5,170
[1]	Fuji Co. Ltd.	417,349	5,161
*	Chiyoda Corp.	2,069,483	5,126
	Eiken Chemical Co. Ltd.	414,947	5,125
	Gunze Ltd.	198,859	5,108
	Nippon Signal Co. Ltd.	753,642	5,108
	Yamazen Corp.	816,518	5,076
[1]	Snow Peak Inc.	384,478	5,058
	Heiwado Co. Ltd.	399,462	5,055
	Yokogawa Bridge Holdings Corp.	379,774	5,047

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Senshu Ikeda Holdings Inc.	3,513,385	5,035
	MARUKA FURUSATO Corp.	202,653	5,035
	Token Corp.	95,315	5,024
	Prima Meat Packers Ltd.	378,617	5,010
	AZ-COM MARUWA Holdings Inc.	525,679	4,995
	Shinmaywa Industries Ltd.	732,217	4,993
	Keiyo Bank Ltd.	1,415,866	4,973
	Takara Standard Co. Ltd.	572,328	4,915
	Avex Inc.	437,597	4,905
	Takara Leben Real Estate Investment Corp.	7,186	4,899
	Sekisui Jushi Corp.	427,535	4,895
	Kito Corp.	266,599	4,872
	Kanematsu Electronics Ltd.	163,813	4,866
	TBS Holdings Inc.	469,100	4,859
	Aeon Delight Co. Ltd.	243,113	4,859
	Adastria Co. Ltd.	356,801	4,845
	Procrea Holdings Inc.	343,483	4,838
	Mandom Corp.	477,864	4,835
	Okasan Securities Group Inc.	2,031,121	4,831
	Plenus Co. Ltd.	272,314	4,824
	Comture Corp.	295,468	4,807
	Tamura Corp.	963,888	4,795
[1]	Ringer Hut Co. Ltd.	325,269	4,790
	S-Pool Inc.	746,944	4,770
	Tokyo Kiraboshi Financial Group Inc.	331,683	4,757
	Noritsu Koki Co. Ltd.	263,803	4,749
	LITALICO Inc.	224,166	4,737
	Maxell Ltd.	570,259	4,731
	Shin Nippon Biomedical Laboratories Ltd.	257,304	4,712
	Riso Kagaku Corp.	296,572	4,711
	Argo Graphics Inc.	180,782	4,708
	Exedy Corp.	401,184	4,703
	RS Technologies Co. Ltd.	94,723	4,698
	United Arrows Ltd.	344,125	4,676
	TRE Holdings Corp.	431,921	4,658
	Meiko Electronics Co. Ltd.	261,012	4,627
	Elan Corp.	600,980	4,616
	Tsubaki Nakashima Co. Ltd.	553,754	4,587
[1]	Shoei Foods Corp.	166,152	4,585
	Toyo Tanso Co. Ltd.	183,110	4,583
	Geo Holdings Corp.	350,120	4,581
	Musashino Bank Ltd.	396,128	4,574
	Bunka Shutter Co. Ltd.	634,283	4,561
	Roland Corp.	160,139	4,544
[1]	Kisoji Co. Ltd.	306,189	4,530
	Nissan Shatai Co. Ltd.	785,383	4,522
	Yonex Co. Ltd.	487,992	4,521
	Nitta Corp.	232,559	4,513
	Ricoh Leasing Co. Ltd.	184,512	4,505
	FCC Co. Ltd.	462,353	4,495
	Koshidaka Holdings Co. Ltd.	597,231	4,488
	Sakata INX Corp.	625,041	4,473
	Noritz Corp.	434,970	4,465
	S Foods Inc.	243,939	4,465
	Noritake Co. Ltd.	160,674	4,460
	SBS Holdings Inc.	228,231	4,444
	Raiznext Corp.	529,162	4,432
	Hamakyorex Co. Ltd.	198,202	4,427
	PHC Holdings Corp.	426,089	4,423
	Arata Corp.	160,027	4,418
	Okamoto Industries Inc.	176,570	4,404
	Yellow Hat Ltd.	367,102	4,401
*	Nippon Sheet Glass Co. Ltd.	1,178,002	4,393
	Tsugami Corp.	584,490	4,377
	Wakita & Co. Ltd.	553,867	4,372
	Shibuya Corp.	252,822	4,363
	Hiday Hidaka Corp.	347,715	4,362
		Shares	Market Value• ($000)
	J Trust Co. Ltd.	986,247	4,331
	Belc Co. Ltd.	112,851	4,317
	Topre Corp.	545,803	4,316
	Mitsubishi Shokuhin Co. Ltd.	213,118	4,314
	Nagaileben Co. Ltd.	312,688	4,291
	Taihei Dengyo Kaisha Ltd.	194,002	4,282
	Chudenko Corp.	309,952	4,278
	Intage Holdings Inc.	387,601	4,265
	Mitsubishi Logisnext Co. Ltd.	827,389	4,264
	KeePer Technical Laboratory Co. Ltd.	154,596	4,263
	Fuji Media Holdings Inc.	612,045	4,257
	GLOBERIDE Inc.	272,098	4,253
	Aida Engineering Ltd.	730,177	4,242
*	M&A Capital Partners Co. Ltd.	166,282	4,231
	Giken Ltd.	196,121	4,226
*,1	giftee Inc.	276,700	4,225
	Curves Holdings Co. Ltd.	724,030	4,208
*	Japan Display Inc.	12,559,414	4,205
	Axial Retailing Inc.	184,409	4,199
[1]	Aruhi Corp.	445,927	4,189
	Nippon Ceramic Co. Ltd.	240,256	4,174
	Morita Holdings Corp.	485,638	4,165
	Okinawa Electric Power Co. Inc.	598,920	4,156
	Trancom Co. Ltd.	80,778	4,139
	Bank of Nagoya Ltd.	201,809	4,134
	Pacific Industrial Co. Ltd.	585,972	4,127
	Cybozu Inc.	321,617	4,109
	Fujimori Kogyo Co. Ltd.	196,703	4,109
	Konoike Transport Co. Ltd.	390,332	4,108
	Nippon Carbon Co. Ltd.	144,561	4,092
	Restar Holdings Corp.	288,508	4,092
	Aoyama Trading Co. Ltd.	585,037	4,081
	Yamagata Bank Ltd.	594,700	4,081
	TOMONY Holdings Inc.	1,873,370	4,070
	Tamron Co. Ltd.	182,953	4,064
	Bell System24 Holdings Inc.	436,774	4,057
[1]	Management Solutions Co. Ltd.	205,838	4,057
	Nishio Rent All Co. Ltd.	201,682	4,055
	Micronics Japan Co. Ltd.	438,260	4,052
	Fukushima Galilei Co. Ltd.	147,209	4,048
	Samty Residential Investment Corp.	5,006	4,043
	Sanyo Chemical Industries Ltd.	142,580	4,038
	Sanyo Denki Co. Ltd.	110,209	4,034
	Anicom Holdings Inc.	1,000,755	3,998
	Zuken Inc.	176,865	3,987
	Maruzen Showa Unyu Co. Ltd.	195,110	3,982
[1]	Broadleaf Co. Ltd.	1,086,968	3,982
	Mizuno Corp.	231,626	3,965
	Sanyo Special Steel Co. Ltd.	308,904	3,964
	PAL GROUP Holdings Co. Ltd.	277,491	3,962
	Chugoku Marine Paints Ltd.	643,782	3,954
	Nippon Koei Co. Ltd.	176,630	3,952
	Itochu Enex Co. Ltd.	571,542	3,933
	DyDo Group Holdings Inc.	128,755	3,929
	Sankei Real Estate Inc.	6,258	3,927
	Yokowo Co. Ltd.	287,279	3,916
[1]	Starts Proceed Investment Corp.	2,451	3,906
	Life Corp.	261,524	3,898
	Tokyu Construction Co. Ltd.	927,030	3,890
[1]	Sagami Holdings Corp.	474,041	3,884
	Kanto Denka Kogyo Co. Ltd.	603,402	3,849
	Towa Corp.	318,773	3,847
	METAWATER Co. Ltd.	299,943	3,839
[1]	Weathernews Inc.	73,472	3,827
	JP-Holdings Inc.	1,903,502	3,823
	Japan Pulp & Paper Co. Ltd.	123,872	3,822
	Infocom Corp.	265,754	3,814

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Midac Holdings Co. Ltd.	152,790	3,797
	Doutor Nichires Holdings Co. Ltd.	338,686	3,778
	Shin-Etsu Polymer Co. Ltd.	452,031	3,768
	Hakuto Co. Ltd.	144,959	3,734
	Sakai Moving Service Co. Ltd.	117,284	3,707
	Tsurumi Manufacturing Co. Ltd.	249,178	3,702
	Okinawa Financial Group Inc.	267,171	3,700
	Piolax Inc.	296,719	3,690
	Link & Motivation Inc.	610,073	3,683
	Megachips Corp.	214,367	3,669
	Oyo Corp.	241,220	3,662
	Toa Corp.	223,624	3,656
	Kyokuto Kaihatsu Kogyo Co. Ltd.	393,177	3,654
	Sato Holdings Corp.	294,520	3,633
	Konishi Co. Ltd.	310,386	3,626
	Keihanshin Building Co. Ltd.	408,267	3,626
	Tokyo Electron Device Ltd.	76,684	3,619
	Keiyo Co. Ltd.	592,541	3,610
	Mitsuuroko Group Holdings Co. Ltd.	523,559	3,604
	WingArc1st Inc.	223,800	3,589
	Shin Nippon Air Technologies Co. Ltd.	280,014	3,574
	Takasago International Corp.	189,273	3,556
	Hyakujushi Bank Ltd.	316,446	3,548
	Bando Chemical Industries Ltd.	498,307	3,541
	IDOM Inc.	704,671	3,528
[1]	Retail Partners Co. Ltd.	427,980	3,526
	VT Holdings Co. Ltd.	1,086,656	3,521
	Relia Inc.	522,157	3,504
	Valqua Ltd.	197,822	3,499
	Kurabo Industries Ltd.	249,534	3,492
	Katakura Industries Co. Ltd.	254,766	3,486
	Nippon Denko Co. Ltd.	1,527,847	3,486
	Furukawa Co. Ltd.	397,217	3,483
	Tosei Corp.	365,033	3,481
	SWCC Showa Holdings Co. Ltd.	289,328	3,476
[1]	KFC Holdings Japan Ltd.	185,406	3,470
	Macromill Inc.	465,148	3,467
*,1	Oisix ra daichi Inc.	306,883	3,462
	Solasto Corp.	574,455	3,459
[1]	Obara Group Inc.	148,918	3,453
	Nippon Yakin Kogyo Co. Ltd.	181,195	3,445
	ARCLANDS Corp.	347,070	3,442
	Nippon Pillar Packing Co. Ltd.	208,245	3,412
	Uchida Yoko Co. Ltd.	111,766	3,410
	Mitani Sekisan Co. Ltd.	132,600	3,409
	Saibu Gas Holdings Co. Ltd.	292,097	3,387
	Oiles Corp.	336,239	3,379
	TechMatrix Corp.	296,913	3,372
	Siix Corp.	436,335	3,364
	Shikoku Chemicals Corp.	384,185	3,345
	Nippon Parking Development Co. Ltd.	1,924,338	3,341
	Pasona Group Inc.	242,841	3,340
*	Matsuya Co. Ltd.	489,737	3,327
	Computer Engineering & Consulting Ltd.	316,464	3,318
	YAMABIKO Corp.	428,048	3,296
	Torishima Pump Manufacturing Co. Ltd.	379,155	3,285
	JAC Recruitment Co. Ltd.	191,726	3,262
	Daiichi Jitsugyo Co. Ltd.	123,801	3,251
	Mori Trust Hotel Reit Inc.	3,416	3,241
	Usen-Next Holdings Co. Ltd.	211,342	3,238
[1]	Matsuyafoods Holdings Co. Ltd.	118,443	3,236
*	Nippon Chemi-Con Corp.	256,335	3,224
	Fujicco Co. Ltd.	251,897	3,221
	Press Kogyo Co. Ltd.	1,146,469	3,206
	Asahi Diamond Industrial Co. Ltd.	639,245	3,193
	Toho Bank Ltd.	2,312,923	3,188
	Nihon Nohyaku Co. Ltd.	515,473	3,183
		Shares	Market Value• ($000)
	Hokuto Corp.	246,514	3,182
	Daiki Aluminium Industry Co. Ltd.	368,652	3,174
	Sodick Co. Ltd.	606,843	3,154
	M-up Holdings Inc.	298,600	3,152
	NS United Kaiun Kaisha Ltd.	126,603	3,151
	Chofu Seisakusho Co. Ltd.	230,681	3,150
	Ki-Star Real Estate Co. Ltd.	101,200	3,138
	Ryobi Ltd.	353,548	3,134
	Roland DG Corp.	145,745	3,124
*,1	SRE Holdings Corp.	123,369	3,124
	TOC Co. Ltd.	600,791	3,122
	JVCKenwood Corp.	2,145,056	3,114
	Hirata Corp.	106,366	3,112
	Alconix Corp.	337,518	3,105
	Sinanen Holdings Co. Ltd.	113,269	3,096
	Nittetsu Mining Co. Ltd.	155,328	3,090
	Nippon Seiki Co. Ltd.	607,726	3,089
	Tsukishima Kikai Co. Ltd.	454,677	3,082
[1]	Ryoyo Electro Corp.	199,691	3,079
	Fujibo Holdings Inc.	135,685	3,072
	Torii Pharmaceutical Co. Ltd.	150,494	3,054
	T-Gaia Corp.	273,037	3,039
[1]	Sanyo Electric Railway Co. Ltd.	199,518	3,035
	ValueCommerce Co. Ltd.	207,007	3,020
	Yokorei Co. Ltd.	497,664	3,019
	Daiho Corp.	106,349	3,016
	Mimasu Semiconductor Industry Co. Ltd.	194,981	3,015
	Honeys Holdings Co. Ltd.	371,070	3,010
	Avant Group Corp.	302,900	3,005
	Sumitomo Densetsu Co. Ltd.	170,168	2,994
	Yondoshi Holdings Inc.	260,544	2,981
	Onward Holdings Co. Ltd.	1,426,025	2,972
	Nohmi Bosai Ltd.	274,673	2,963
	Ishihara Sangyo Kaisha Ltd.	430,086	2,962
	ARTERIA Networks Corp.	364,590	2,944
	COLOPL Inc.	624,774	2,943
[1]	Belluna Co. Ltd.	609,197	2,936
	Nippon Thompson Co. Ltd.	821,199	2,929
*	Vision Inc.	346,385	2,928
	ESPEC Corp.	227,946	2,923
	Mirarth Holdings Inc.	1,086,539	2,921
	Direct Marketing MiX Inc.	258,068	2,916
*,1	Kappa Create Co. Ltd.	307,961	2,909
	ESCON Japan REIT Investment Corp.	3,750	2,905
	Hosokawa Micron Corp.	159,548	2,895
[1]	Senshu Electric Co. Ltd.	159,400	2,888
	Teikoku Sen-I Co. Ltd.	269,231	2,884
	I'll Inc.	231,455	2,880
	TSI Holdings Co. Ltd.	950,224	2,876
	Komori Corp.	523,894	2,852
	Doshisha Co. Ltd.	280,443	2,851
	Joshin Denki Co. Ltd.	221,314	2,849
[1]	Carta Holdings Inc.	248,600	2,848
	Mitsubishi Research Institute Inc.	81,524	2,847
[1]	Tama Home Co. Ltd.	181,552	2,846
	EM Systems Co. Ltd.	428,991	2,838
	Unipres Corp.	484,956	2,834
	Union Tool Co.	117,420	2,827
	Alpen Co. Ltd.	208,002	2,827
*	Mitsui E&S Holdings Co. Ltd.	1,007,407	2,826
	Sumitomo Seika Chemicals Co. Ltd.	139,456	2,784
*	Modec Inc.	255,062	2,776
	Kyokuyo Co. Ltd.	114,168	2,774
	SRA Holdings	128,331	2,769
	Sun Frontier Fudousan Co. Ltd.	358,327	2,767
	Sinfonia Technology Co. Ltd.	303,814	2,764
[1]	Pharma Foods International Co. Ltd.	311,948	2,758

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Asanuma Corp.	149,000	2,741
	Daikyonishikawa Corp.	677,138	2,730
	Tachibana Eletech Co. Ltd.	245,608	2,727
	MEC Co. Ltd.	169,870	2,715
	TPR Co. Ltd.	322,944	2,711
	Teikoku Electric Manufacturing Co. Ltd.	203,595	2,708
	Ines Corp.	265,665	2,703
	Miroku Jyoho Service Co. Ltd.	268,801	2,698
	Daiwa Industries Ltd.	321,304	2,694
	Shindengen Electric Manufacturing Co. Ltd.	108,671	2,684
	Tokai Corp.	211,401	2,684
	Seikagaku Corp.	439,460	2,680
	Miyazaki Bank Ltd.	178,522	2,677
	Key Coffee Inc.	192,685	2,676
[1]	Osaka Organic Chemical Industry Ltd.	200,255	2,676
	Tanseisha Co. Ltd.	495,032	2,668
	TV Asahi Holdings Corp.	283,909	2,659
	Genky DrugStores Co. Ltd.	104,273	2,655
	Daiken Corp.	197,610	2,646
	Enplas Corp.	96,693	2,642
	Arcland Service Holdings Co. Ltd.	180,134	2,641
[1]	Fujio Food Group Inc.	280,380	2,633
	Pressance Corp.	256,531	2,632
[1]	Daisyo Corp.	379,393	2,631
	San ju San Financial Group Inc.	268,646	2,628
	Nippon Television Holdings Inc.	349,866	2,609
	Ehime Bank Ltd.	450,756	2,593
	Shibaura Mechatronics Corp.	39,200	2,573
[1]	YA-MAN Ltd.	341,068	2,556
	Fujiya Co. Ltd.	148,683	2,554
	Nissei ASB Machine Co. Ltd.	101,673	2,536
	Mitsui DM Sugar Holdings Co. Ltd.	197,954	2,529
	Bank of the Ryukyus Ltd.	482,653	2,525
	Starzen Co. Ltd.	182,206	2,525
	Shinko Shoji Co. Ltd.	377,029	2,519
	Tochigi Bank Ltd.	1,231,580	2,508
	Sintokogio Ltd.	541,153	2,499
	Chilled & Frozen Logistics Holdings Co. Ltd.	307,725	2,496
	Daito Pharmaceutical Co. Ltd.	144,856	2,491
	Hibiya Engineering Ltd.	194,025	2,483
	Matsuda Sangyo Co. Ltd.	166,151	2,479
	YAKUODO Holdings Co. Ltd.	132,438	2,478
[1]	HI-LEX Corp.	348,298	2,477
	Alpha Systems Inc.	85,528	2,469
	Marudai Food Co. Ltd.	261,757	2,468
	K&O Energy Group Inc.	177,090	2,467
[1]	Tosei REIT Investment Corp.	2,659	2,452
[1]	ES-CON Japan Ltd.	448,765	2,446
	Meisei Industrial Co. Ltd.	515,708	2,446
[1]	Airtrip Corp.	146,312	2,440
	Kyoei Steel Ltd.	275,235	2,430
	Toho Zinc Co. Ltd.	169,343	2,422
	Goldcrest Co. Ltd.	205,988	2,418
	Yamanashi Chuo Bank Ltd.	351,810	2,410
*,1	Istyle Inc.	731,943	2,409
	Riken Vitamin Co. Ltd.	189,501	2,402
	Eagle Industry Co. Ltd.	323,693	2,401
	Tachi-S Co. Ltd.	323,170	2,396
	Okabe Co. Ltd.	504,700	2,386
	Sinko Industries Ltd.	228,353	2,378
	Qol Holdings Co. Ltd.	288,232	2,378
	Shikoku Bank Ltd.	406,885	2,374
	Takamatsu Construction Group Co. Ltd.	181,564	2,368
	Topy Industries Ltd.	220,994	2,362
	Sparx Group Co. Ltd.	233,631	2,355
	Fukui Bank Ltd.	256,255	2,343
	Nippon Fine Chemical Co. Ltd.	166,500	2,336
		Shares	Market Value• ($000)
	Vector Inc.	312,389	2,321
	Asahi Yukizai Corp.	144,057	2,313
	Anest Iwata Corp.	385,458	2,312
	Nippon Road Co. Ltd.	55,938	2,302
	Marvelous Inc.	505,889	2,295
	Riso Kyoiku Co. Ltd.	1,104,682	2,285
	Canon Electronics Inc.	216,332	2,284
	Bank of Iwate Ltd.	189,163	2,282
	Itochu-Shokuhin Co. Ltd.	69,350	2,275
	Dai-Dan Co. Ltd.	158,231	2,257
*,1	Sourcenext Corp.	1,125,715	2,256
	gremz Inc.	195,000	2,255
	DKK Co. Ltd.	139,794	2,253
	Pacific Metals Co. Ltd.	182,078	2,249
	Komatsu Matere Co. Ltd.	410,472	2,248
	Inageya Co. Ltd.	296,651	2,247
	Oriental Shiraishi Corp.	1,245,315	2,243
	Tenma Corp.	161,144	2,240
	Zenrin Co. Ltd.	380,449	2,239
	Hoosiers Holdings Co. Ltd.	424,008	2,230
	Pack Corp.	140,668	2,224
	Riken Technos Corp.	638,835	2,215
	Nichireki Co. Ltd.	252,282	2,214
	Halows Co. Ltd.	110,093	2,211
	Happinet Corp.	160,690	2,210
	Cawachi Ltd.	159,462	2,207
	Pole To Win Holdings Inc.	344,942	2,195
	J-Oil Mills Inc.	204,051	2,170
	AOKI Holdings Inc.	448,380	2,167
[1]	Fixstars Corp.	283,315	2,141
	Sakai Chemical Industry Co. Ltd.	161,948	2,140
[1]	GMO GlobalSign Holdings KK	68,742	2,137
	Tokushu Tokai Paper Co. Ltd.	108,388	2,132
	Chiyoda Integre Co. Ltd.	138,244	2,130
	Aiphone Co. Ltd.	158,002	2,126
	Proto Corp.	270,962	2,122
*	Atrae Inc.	205,534	2,119
	CMK Corp.	588,154	2,117
	G-Tekt Corp.	236,495	2,114
	Rheon Automatic Machinery Co. Ltd.	269,444	2,109
	France Bed Holdings Co. Ltd.	336,484	2,104
	Oita Bank Ltd.	172,640	2,094
	Fukui Computer Holdings Inc.	89,428	2,088
	G-7 Holdings Inc.	218,066	2,088
	Taki Chemical Co. Ltd.	59,004	2,082
	Chubu Shiryo Co. Ltd.	302,524	2,060
	World Co. Ltd.	218,926	2,055
	Softcreate Holdings Corp.	89,813	2,042
*,1	Nichi-iko Pharmaceutical Co. Ltd.	651,255	2,040
	Akita Bank Ltd.	190,349	2,034
	V Technology Co. Ltd.	107,971	2,031
	Furuno Electric Co. Ltd.	280,923	2,026
[1]	Mie Kotsu Group Holdings Inc.	583,119	2,017
*,1	Right On Co. Ltd.	489,576	2,009
	Tonami Holdings Co. Ltd.	84,489	2,004
*,1	MedPeer Inc.	194,933	2,003
	Toenec Corp.	84,620	2,000
[1]	Daikokutenbussan Co. Ltd.	65,533	1,999
	Denyo Co. Ltd.	203,900	1,998
	Toyo Corp.	228,650	1,996
	Stella Chemifa Corp.	110,824	1,988
	Sala Corp.	374,900	1,988
[1]	Inui Global Logistics Co. Ltd.	154,746	1,975
	Vital KSK Holdings Inc.	392,347	1,973
	Onoken Co. Ltd.	203,703	1,970
	Kamei Corp.	263,756	1,963
	Gakken Holdings Co. Ltd.	296,773	1,957

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Yurtec Corp.	406,350	1,945
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	164,305	1,944
*	Fujita Kanko Inc.	91,408	1,942
	Warabeya Nichiyo Holdings Co. Ltd.	164,122	1,941
	Japan Transcity Corp.	582,586	1,939
	World Holdings Co. Ltd.	109,983	1,929
	Shinwa Co. Ltd.	143,976	1,926
	Neturen Co. Ltd.	428,135	1,924
[1]	Rock Field Co. Ltd.	197,360	1,916
	Aichi Steel Corp.	136,200	1,905
	Fukuda Corp.	58,395	1,903
	ASKA Pharmaceutical Holdings Co. Ltd.	240,333	1,892
	Nichiden Corp.	158,238	1,871
*,1	Open Door Inc.	155,953	1,869
	Okuwa Co. Ltd.	301,221	1,863
	Optorun Co. Ltd.	130,955	1,860
	Icom Inc.	110,397	1,856
	Ichikoh Industries Ltd.	647,174	1,848
	Futaba Industrial Co. Ltd.	728,893	1,830
	Kanagawa Chuo Kotsu Co. Ltd.	81,685	1,823
	Aisan Industry Co. Ltd.	377,981	1,792
[1]	JM Holdings Co. Ltd.	157,168	1,791
	SIGMAXYZ Holdings Inc.	221,300	1,777
	Elematec Corp.	169,571	1,768
	Marusan Securities Co. Ltd.	632,635	1,765
	Aichi Corp.	332,120	1,763
	Daido Metal Co. Ltd.	510,152	1,757
	BRONCO BILLY Co. Ltd.	105,860	1,757
*,1	Kourakuen Holdings Corp.	243,218	1,749
	JDC Corp.	451,810	1,743
[1]	Aeon Fantasy Co. Ltd.	87,424	1,733
	SB Technology Corp.	118,731	1,727
*,1	Net Protections Holdings Inc.	587,400	1,724
*	PIA Corp.	77,111	1,723
	Futaba Corp.	423,667	1,714
[1]	V-Cube Inc.	250,373	1,698
	Yukiguni Maitake Co. Ltd.	236,544	1,694
	Nissin Corp.	130,769	1,692
[1]	Kansai Food Market Ltd.	179,955	1,691
	LEC Inc.	285,290	1,686
	WDB Holdings Co. Ltd.	97,499	1,682
	CTS Co. Ltd.	311,985	1,680
	Hokkaido Gas Co. Ltd.	146,445	1,676
	St. Marc Holdings Co. Ltd.	153,512	1,675
[1]	IR Japan Holdings Ltd.	114,150	1,669
	Sumitomo Riko Co. Ltd.	420,350	1,658
	Sanshin Electronics Co. Ltd.	127,905	1,656
	Toyo Kanetsu KK	99,914	1,653
	Hochiki Corp.	170,921	1,638
	Tayca Corp.	193,080	1,634
*	Kintetsu Department Store Co. Ltd.	96,178	1,626
	ZIGExN Co. Ltd.	658,700	1,620
	Kitanotatsujin Corp.	833,661	1,616
	Nichiban Co. Ltd.	141,256	1,613
	Sumida Corp.	243,294	1,609
	Xebio Holdings Co. Ltd.	234,972	1,594
	Kurimoto Ltd.	145,533	1,589
*,1	Optim Corp.	259,269	1,573
	Maezawa Kyuso Industries Co. Ltd.	253,472	1,562
	Tekken Corp.	131,746	1,562
	Chori Co. Ltd.	118,747	1,556
	FIDEA Holdings Co. Ltd.	178,217	1,552
*	Jamco Corp.	137,791	1,542
	Nagatanien Holdings Co. Ltd.	114,205	1,538
[1]	Ministop Co. Ltd.	161,738	1,536
	CI Takiron Corp.	439,805	1,520
		Shares	Market Value• ($000)
[1]	MTI Ltd.	444,231	1,518
	Cosel Co. Ltd.	263,524	1,510
	Osaki Electric Co. Ltd.	430,409	1,509
	CONEXIO Corp.	196,749	1,506
	Kenko Mayonnaise Co. Ltd.	133,285	1,504
	Tokyo Energy & Systems Inc.	241,520	1,501
*,1	KNT-CT Holdings Co. Ltd.	135,943	1,479
	Shinnihon Corp.	303,780	1,478
	Sanoh Industrial Co. Ltd.	323,894	1,477
	Ichiyoshi Securities Co. Ltd.	364,386	1,476
	Koatsu Gas Kogyo Co. Ltd.	345,938	1,466
	Digital Holdings Inc.	189,880	1,466
	Ebase Co. Ltd.	396,036	1,465
	Tosho Co. Ltd.	190,118	1,456
	Riken Corp.	95,089	1,449
	Medical Data Vision Co. Ltd.	194,283	1,445
	Central Security Patrols Co. Ltd.	83,714	1,443
	Advan Group Co. Ltd.	244,372	1,440
	Iseki & Co. Ltd.	174,026	1,438
	Melco Holdings Inc.	68,470	1,438
	Moriroku Holdings Co. Ltd.	124,790	1,420
*,1	Taiko Pharmaceutical Co. Ltd.	381,245	1,408
	Takaoka Toko Co. Ltd.	113,652	1,403
	Kyosan Electric Manufacturing Co. Ltd.	520,269	1,402
	Hisaka Works Ltd.	245,199	1,393
	Studio Alice Co. Ltd.	99,687	1,392
	Ryoden Corp.	124,400	1,388
	Hodogaya Chemical Co. Ltd.	71,984	1,385
*	WATAMI Co. Ltd.	229,305	1,385
	Nissin Sugar Co. Ltd.	120,861	1,382
	CMIC Holdings Co. Ltd.	122,115	1,379
	Krosaki Harima Corp.	44,340	1,377
	Fudo Tetra Corp.	138,329	1,374
	JSP Corp.	140,438	1,373
*	Unitika Ltd.	745,892	1,373
	Amuse Inc.	112,722	1,367
	Kanaden Corp.	188,643	1,363
*,1	TerraSky Co. Ltd.	82,365	1,356
	Yahagi Construction Co. Ltd.	265,567	1,339
	Mars Group Holdings Corp.	108,932	1,335
	Sankyo Seiko Co. Ltd.	418,367	1,326
	FAN Communications Inc.	444,196	1,325
	Achilles Corp.	143,074	1,320
	Godo Steel Ltd.	114,485	1,315
[1]	Raccoon Holdings Inc.	158,394	1,311
	CAC Holdings Corp.	129,444	1,309
	Shibusawa Warehouse Co. Ltd.	94,881	1,306
	Dai Nippon Toryo Co. Ltd.	263,871	1,302
[1]	Tess Holdings Co. Ltd.	190,000	1,302
	Toa Corp.	247,366	1,294
	Hito Communications Holdings Inc.	115,333	1,291
	Feed One Co. Ltd.	283,389	1,280
	Maxvalu Tokai Co. Ltd.	67,832	1,279
	ST Corp.	125,179	1,262
	Nitto Kohki Co. Ltd.	118,821	1,259
	Nihon Chouzai Co. Ltd.	140,562	1,248
	Yorozu Corp.	214,110	1,243
	Bank of Saga Ltd.	118,800	1,240
	Yamashin-Filter Corp.	443,296	1,238
*	KLab Inc.	397,351	1,234
	Japan Medical Dynamic Marketing Inc.	154,920	1,233
	Rokko Butter Co. Ltd.	129,988	1,230
	Chiyoda Co. Ltd.	243,578	1,202
	Tatsuta Electric Wire & Cable Co. Ltd.	405,064	1,199
	Seika Corp.	108,534	1,194
	KAWADA TECHNOLOGIES Inc.	49,011	1,194
	Mitsuba Corp.	451,115	1,191

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	BrainPad Inc.	194,823	1,184
	I-PEX Inc.	136,750	1,176
[1]	Kojima Co. Ltd.	283,792	1,175
	Asahi Co. Ltd.	135,196	1,175
	Arakawa Chemical Industries Ltd.	183,585	1,168
	Kamakura Shinsho Ltd.	216,785	1,167
	Yushin Precision Equipment Co. Ltd.	243,860	1,152
	Taisei Lamick Co. Ltd.	56,881	1,147
	Media Do Co. Ltd.	80,500	1,147
	DKS Co. Ltd.	91,688	1,144
	Kyodo Printing Co. Ltd.	67,340	1,143
	Nippon Beet Sugar Manufacturing Co. Ltd.	103,066	1,137
*	Gurunavi Inc.	395,300	1,136
	Nihon Tokushu Toryo Co. Ltd.	194,925	1,116
	Ubicom Holdings Inc.	68,370	1,114
[1]	Ohara Inc.	135,380	1,102
	Tsutsumi Jewelry Co. Ltd.	77,299	1,082
*	Akebono Brake Industry Co. Ltd.	923,295	1,080
	Sankyo Tateyama Inc.	295,579	1,080
	Akatsuki Inc.	73,517	1,068
	Enigmo Inc.	287,570	1,061
	Nippon Sharyo Ltd.	79,493	1,059
	Sanei Architecture Planning Co. Ltd.	101,681	1,059
	LIFULL Co. Ltd.	957,155	1,059
	Towa Bank Ltd.	296,187	1,035
	Pronexus Inc.	159,749	1,029
	Japan Best Rescue System Co. Ltd.	191,381	1,027
	Artnature Inc.	195,895	1,015
[1]	Furukawa Battery Co. Ltd.	143,204	1,011
	Kyokuto Securities Co. Ltd.	237,095	995
	Osaka Steel Co. Ltd.	137,991	988
	Nippon Coke & Engineering Co. Ltd.	1,793,286	976
*,1	FDK Corp.	159,222	963
	Shimizu Bank Ltd.	98,379	943
	Nisso Corp.	243,517	923
	Fuji Pharma Co. Ltd.	127,597	919
	Tomoku Co. Ltd.	90,090	909
	Nippon Rietec Co. Ltd.	180,002	909
	Nakayama Steel Works Ltd.	208,414	892
	Fuso Pharmaceutical Industries Ltd.	63,727	883
	Okura Industrial Co. Ltd.	69,058	870
[1]	Central Sports Co. Ltd.	52,994	854
	Hokkan Holdings Ltd.	93,603	822
	Corona Corp. Class A	144,195	818
	Chuo Spring Co. Ltd.	170,725	794
	Cleanup Corp.	190,710	780
[1]	Shimojima Co. Ltd.	109,903	777
	Tv Tokyo Holdings Corp.	60,582	775
	NEC Capital Solutions Ltd.	53,899	773
	Sekisui Kasei Co. Ltd.	293,806	765
*,1	Gunosy Inc.	169,107	741
[1]	Tokyo Individualized Educational Institute Inc.	213,449	737
	Oro Co. Ltd.	63,583	716
	Kanamic Network Co. Ltd.	169,800	708
*	RPA Holdings Inc.	347,252	674
*	COOKPAD Inc.	482,400	670
	Nihon Trim Co. Ltd.	42,083	661
	Taiho Kogyo Co. Ltd.	136,788	636
[1]	Fibergate Inc.	101,146	621
	Wowow Inc.	72,440	610
	Inaba Seisakusho Co. Ltd.	63,942	591
*	Tokyo Base Co. Ltd.	247,069	581
	Airport Facilities Co. Ltd.	160,960	579
	Tokyo Rakutenchi Co. Ltd.	19,155	547
	Linical Co. Ltd.	104,744	521
	Robot Home Inc.	425,760	496
	Takamiya Co. Ltd.	175,861	481
		Shares	Market Value• ($000)
	Gecoss Corp.	88,342	474
*,1	CHIMNEY Co. Ltd.	53,708	397
			48,199,779
Kuwait (0.3%)
	National Bank of Kuwait SAKP	95,088,820	330,920
	Kuwait Finance House KSCP	103,136,233	269,734
	Mobile Telecommunications Co. KSCP	28,205,508	54,518
	Agility Public Warehousing Co. KSC	19,919,324	50,438
	Boubyan Bank KSCP	15,094,770	40,140
	Gulf Bank KSCP	23,615,519	26,137
	Mabanee Co. KPSC	7,874,304	22,154
	National Industries Group Holding SAK	22,835,631	17,251
	Humansoft Holding Co. KSC	1,246,461	13,530
	Boubyan Petrochemicals Co. KSCP	5,006,737	12,888
*	Warba Bank KSCP	12,294,000	9,558
	Boursa Kuwait Securities Co. KPSC	1,253,088	9,177
	Burgan Bank SAK	11,805,419	8,306
*	National Real Estate Co. KPSC	13,824,291	6,255
	Qurain Petrochemical Industries Co.	7,609,100	6,193
	Kuwait International Bank KSCP	8,675,860	5,292
	Jazeera Airways Co. KSCP	971,910	5,240
	Kuwait Projects Co. Holding KSCP	11,613,619	4,430
	Alimtiaz Investment Group KSC	11,523,439	2,781
	Integrated Holding Co. KCSC	2,159,123	2,271
			897,213
Malaysia (0.5%)
	Public Bank Bhd.	188,929,415	178,670
	Malayan Banking Bhd.	94,395,868	171,475
	CIMB Group Holdings Bhd.	88,241,323	103,077
	Tenaga Nasional Bhd.	42,869,250	76,343
	Petronas Chemicals Group Bhd.	37,653,158	69,418
	Sime Darby Plantation Bhd.	47,819,769	44,521
	Press Metal Aluminium Holdings Bhd.	46,941,388	43,211
	IHH Healthcare Bhd.	29,877,436	37,608
	Hong Leong Bank Bhd.	8,346,782	37,415
	Axiata Group Bhd.	60,391,435	36,344
	IOI Corp. Bhd.	41,710,038	35,996
	MISC Bhd.	22,893,902	35,034
	DiGi.Com Bhd.	40,866,880	32,780
	PPB Group Bhd.	8,924,545	31,514
	Genting Bhd.	30,470,218	28,634
	Petronas Gas Bhd.	7,513,312	27,173
	Kuala Lumpur Kepong Bhd.	5,668,331	25,952
	RHB Bank Bhd.	21,323,369	25,822
	Gamuda Bhd.	30,277,512	24,635
	Dialog Group Bhd.	56,361,059	24,562
	AMMB Holdings Bhd.	27,940,720	24,177
	Nestle Malaysia Bhd.	816,170	22,958
	Sime Darby Bhd.	46,920,074	22,341
	Genting Malaysia Bhd.	37,051,519	21,494
	Maxis Bhd.	26,074,261	21,224
	Inari Amertron Bhd.	36,632,678	19,335
	Telekom Malaysia Bhd.	15,318,098	18,016
	Petronas Dagangan Bhd.	3,434,540	15,760
	QL Resources Bhd.	13,961,264	15,124
*	Malaysia Airports Holdings Bhd.	11,869,539	15,007
	IJM Corp. Bhd.	39,670,421	13,668
	TIME dotCom Bhd.	12,635,684	12,164
[2]	MR DIY Group M Bhd.	28,448,700	12,163
	Top Glove Corp. Bhd.	69,194,998	11,647
	Hong Leong Financial Group Bhd.	2,850,932	11,518
	My EG Services Bhd.	60,385,262	11,305
	Alliance Bank Malaysia Bhd.	14,244,553	11,144
	Hartalega Holdings Bhd.	22,565,494	10,302
	Bursa Malaysia Bhd.	7,239,708	9,877
	Carlsberg Brewery Malaysia Bhd.	2,017,181	9,503

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Westports Holdings Bhd.	12,414,141	8,804
	D&O Green Technologies Bhd.	9,742,100	8,018
	ViTrox Corp. Bhd.	5,291,200	7,960
	Yinson Holdings Bhd.	17,200,704	7,714
	Sunway REIT	24,995,214	7,408
*	YTL Corp. Bhd.	61,372,200	7,334
	Frontken Corp. Bhd.	13,582,750	7,070
	Sunway Bhd.	19,735,140	6,680
	Genting Plantations Bhd.	5,139,103	6,653
	Pentamaster Corp. Bhd.	7,949,950	6,547
	VS Industry Bhd.	34,717,096	6,211
	Axis REIT	14,731,700	5,825
	Dagang NeXchange Bhd.	35,900,700	5,778
	Malaysian Pacific Industries Bhd.	1,127,200	5,741
	Fraser & Neave Holdings Bhd.	1,273,008	5,527
	Mega First Corp. Bhd.	7,891,230	5,477
	Scientex Bhd.	7,720,724	5,324
	KPJ Healthcare Bhd.	28,766,667	4,993
	British American Tobacco Malaysia Bhd.	2,123,069	4,725
	United Plantations Bhd.	1,531,900	4,618
	Kossan Rubber Industries Bhd.	17,144,286	4,540
	Supermax Corp. Bhd.	21,678,543	4,426
	PMB Technology Bhd.	5,133,000	4,385
	CTOS Digital Bhd.	14,687,300	4,379
*	Bumi Armada Bhd.	49,856,805	4,118
	Bermaz Auto Bhd.	9,705,001	4,061
	UMW Holdings Bhd.	5,624,000	3,996
	Malaysia Building Society Bhd.	30,447,584	3,799
	Sports Toto Bhd.	9,558,019	3,668
*	Greatech Technology Bhd.	5,237,400	3,618
	AEON Credit Service M Bhd.	1,153,238	3,167
	UWC Bhd.	3,974,200	3,123
	DRB-Hicom Bhd.	10,771,617	3,055
	Padini Holdings Bhd.	4,213,045	3,015
	Astro Malaysia Holdings Bhd.	18,900,864	2,698
	FGV Holdings Bhd.	8,165,200	2,280
*	Berjaya Corp. Bhd.	41,871,161	2,078
*	Hong Seng Consolidated Bhd.	44,018,600	2,046
[2]	Lotte Chemical Titan Holding Bhd.	7,210,147	2,000
	Syarikat Takaful Malaysia Keluarga Bhd.	2,822,700	1,971
	Malaysian Resources Corp. Bhd.	29,857,401	1,897
	SP Setia Bhd. Group	16,371,278	1,659
	Cahya Mata Sarawak Bhd.	7,558,570	1,342
*	Leong Hup International Bhd.	13,583,200	1,307
*	Velesto Energy Bhd.	49,256,112	1,254
	WCT Holdings Bhd.	12,652,477	977
*	UEM Sunrise Bhd.	16,084,255	698
*	Sunway Bhd. Warrants Exp. 10/3/24	2,251,901	131
*	Velesto Energy Bhd. Warrants Exp. 10/18/24	12,999,819	82
*	Malaysian Resources Corp. Bhd. Warrants Exp. 10/29/27	2,634,201	33
*	Serba Dinamik Holdings Bhd. Warrants Exp. 12/5/24	5,144,856	11
			1,603,132
Malta (0.0%)
*,3	BGP Holdings plc	17,449,685	56
Mexico (0.7%)
	America Movil SAB de CV	381,014,659	360,573
	Grupo Financiero Banorte SAB de CV	38,496,174	312,916
	Wal-Mart de Mexico SAB de CV	68,656,700	265,195
	Fomento Economico Mexicano SAB de CV	24,293,980	174,397
	Grupo Mexico SAB de CV Class B	42,108,019	152,658
	Grupo Bimbo SAB de CV Class A	29,516,174	114,278
*	Cemex SAB de CV	181,608,800	70,579
	Grupo Aeroportuario del Sureste SAB de CV Class B	2,661,505	62,290
		Shares	Market Value• ($000)
	Grupo Aeroportuario del Pacifico SAB de CV Class B	3,893,697	60,313
*	Grupo Financiero Inbursa SAB de CV	26,590,883	49,080
	Arca Continental SAB de CV	5,847,428	47,897
	Fibra Uno Administracion SA de CV	38,751,149	45,219
	Coca-Cola Femsa SAB de CV	7,004,423	44,124
	Grupo Elektra SAB de CV	841,853	42,241
	Grupo Televisa SAB	32,112,932	34,069
	Alfa SAB de CV Class A	48,349,687	32,090
	Gruma SAB de CV Class B	2,590,333	30,048
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	3,632,968	28,942
[2]	Banco del Bajio SA	9,337,737	26,336
	Grupo Comercial Chedraui SA de CV	5,939,941	23,942
	Grupo Carso SAB de CV	5,855,811	23,597
	Regional SAB de CV	3,151,666	22,025
	Orbia Advance Corp. SAB de CV	12,981,969	21,917
	Promotora y Operadora de Infraestructura SAB de CV	2,725,554	20,503
	Prologis Property Mexico SA de CV	7,894,029	20,272
	Industrias Penoles SAB de CV	1,656,402	18,790
	Corp. Inmobiliaria Vesta SAB de CV	8,606,333	18,704
	Operadora De Sites Mexicanos SAB de CV	16,387,122	17,832
	Kimberly-Clark de Mexico SAB de CV Class A	11,008,941	17,369
	Becle SAB de CV	7,166,011	15,158
[2]	FIBRA Macquarie Mexico	10,939,744	14,549
	PLA Administradora Industrial S de RL de CV	10,009,942	14,025
	Gentera SAB de CV	13,434,028	13,805
*	Alsea SAB de CV	7,032,505	13,484
	GCC SAB de CV	2,160,931	13,417
	El Puerto de Liverpool SAB de CV	2,581,178	13,231
	La Comer SAB de CV	6,176,139	11,471
	Bolsa Mexicana de Valores SAB de CV	6,060,264	11,036
	Grupo Aeroportuario del Pacifico SAB de CV ADR	67,606	10,483
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	12,159,554	10,335
	Qualitas Controladora SAB de CV	2,264,512	8,898
	Megacable Holdings SAB de CV	4,014,092	8,430
	Industrias Bachoco SAB de CV Class B	2,033,065	8,302
	Genomma Lab Internacional SAB de CV Class B	9,973,647	7,687
*,2	Nemak SAB de CV	27,307,860	7,498
	Alpek SAB de CV Class A	5,039,647	7,064
*	Sitios Latinoamerica SAB de CV	18,994,441	5,541
*	Cemex SAB de CV ADR	1,410,662	5,445
*,2	Grupo Traxion SAB de CV	4,657,921	5,445
	Concentradora Fibra Danhos SA de CV	3,056,219	3,779
*	Grupo Rotoplas SAB de CV	2,035,269	3,082
*	Axtel SAB de CV	18,454,157	1,295
	Promotora y Operadora de Infraestructura SAB de CV	274,087	1,274
	Sempra Energy	1	—
			2,372,930
Netherlands (2.4%)
	ASML Holding NV	5,371,962	2,519,918
*,2	Adyen NV	392,107	559,772
	ING Groep NV	50,434,424	496,254
*	Prosus NV	11,358,521	491,162
	Koninklijke Ahold Delhaize NV	13,490,682	376,232
	Wolters Kluwer NV	3,447,301	366,305
	Koninklijke DSM NV	2,315,876	272,417
	Heineken NV	3,171,044	264,891
	Universal Music Group NV	9,962,750	195,623
	NN Group NV	3,980,406	168,540
	ArcelorMittal SA	6,966,408	155,725
	Koninklijke Philips NV	11,830,384	150,067

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Akzo Nobel NV	2,361,349	145,779
	ASM International NV	612,960	135,599
	Koninklijke KPN NV	43,463,363	121,572
[1]	Aegon NV	23,693,859	109,683
	IMCD NV	761,470	98,758
	Heineken Holding NV	1,410,260	96,228
*	Exor NV	1,401,198	94,162
	ASR Nederland NV	1,878,526	82,717
[1]	Randstad NV	1,469,938	73,260
*	Unibail-Rodamco-Westfield	1,376,047	65,031
[2]	ABN AMRO Bank NV	5,535,922	54,422
	BE Semiconductor Industries NV	1,054,427	53,739
	OCI NV	1,286,632	49,211
[2]	Signify NV	1,672,293	46,331
	Aalberts NV	1,289,385	44,731
*,2	Just Eat Takeaway.com NV	2,451,132	42,062
	Arcadis NV	960,271	32,589
	JDE Peet's NV	1,074,558	30,759
*	Galapagos NV	643,574	29,353
	Allfunds Group plc	4,547,548	28,598
	SBM Offshore NV	2,033,305	27,518
*,2	Intertrust NV	1,185,636	23,389
	Corbion NV	788,931	21,009
	TKH Group NV	557,770	19,724
*	Fugro NV	1,500,410	19,489
	Koninklijke Vopak NV	867,241	17,719
*,1,2	Basic-Fit NV	700,899	17,653
*	InPost SA	2,709,148	17,270
*,2	Alfen Beheer BV	148,906	15,796
	APERAM SA	603,164	15,749
	Eurocommercial Properties NV	658,518	14,481
	AMG Advanced Metallurgical Group NV	422,170	13,190
[2]	CTP NV	889,420	9,225
[2]	Flow Traders	350,549	8,435
[1]	PostNL NV	5,203,376	8,147
*	Koninklijke BAM Groep NV	3,314,496	7,234
	Wereldhave NV	554,251	6,788
*	TomTom NV	860,395	6,726
	Sligro Food Group NV	436,965	6,339
	Majorel Group Luxembourg SA	271,398	5,556
	NSI NV	224,231	5,361
	Vastned Retail NV	208,339	4,230
	Brunel International NV	242,472	2,233
*,1	Ebusco Holding NV	129,872	1,998
[2]	B&S Group Sarl	327,564	1,715
*,1,3	SRH NV	672,039	—
			7,748,464
New Zealand (0.3%)
	Fisher & Paykel Healthcare Corp. Ltd.	7,625,406	86,663
	Spark New Zealand Ltd.	25,080,036	74,657
*	Auckland International Airport Ltd.	15,923,387	71,184
	Infratil Ltd.	9,723,232	49,372
	Mainfreight Ltd.	1,093,983	48,347
	Meridian Energy Ltd.	16,629,560	47,138
	EBOS Group Ltd.	2,123,358	46,292
	Contact Energy Ltd.	10,502,314	46,067
*	a2 Milk Co. Ltd.	9,805,105	33,032
	Fletcher Building Ltd.	10,326,048	30,833
	Mercury NZ Ltd.	9,057,537	30,626
	Chorus Ltd.	5,841,260	28,200
	Ryman Healthcare Ltd.	5,499,667	26,785
	Goodman Property Trust	14,277,796	17,170
	Summerset Group Holdings Ltd.	3,023,363	17,011
*	SKYCITY Entertainment Group Ltd.	9,980,471	16,827
	Freightways Ltd.	2,113,278	12,698
	Precinct Properties New Zealand Ltd.	17,141,748	12,298
	Genesis Energy Ltd.	6,684,526	10,992
		Shares	Market Value• ($000)
	Kiwi Property Group Ltd.	19,822,464	10,407
*	Air New Zealand Ltd.	20,433,946	9,269
	Vital Healthcare Property Trust	6,146,701	8,354
	Vector Ltd.	3,204,753	7,638
	Skellerup Holdings Ltd.	2,447,084	7,532
*	Pushpay Holdings Ltd.	10,096,949	7,324
	Argosy Property Ltd.	10,154,172	6,999
	Arvida Group Ltd.	9,289,737	6,800
[1]	Heartland Group Holdings Ltd.	5,632,851	5,595
	Stride Property Group	5,956,566	5,539
	KMD Brands Ltd.	7,317,280	4,594
	Scales Corp. Ltd.	1,397,928	3,849
*	Tourism Holdings Ltd.	1,792,004	3,842
*,1	Vista Group International Ltd.	3,187,771	2,856
	SKY Network Television Ltd.	2,229,899	2,811
*,1	Synlait Milk Ltd.	1,333,980	2,417
*,1	Pacific Edge Ltd.	9,231,172	2,306
*	Serko Ltd.	1,302,905	2,252
	Restaurant Brands New Zealand Ltd.	449,441	1,868
	Fletcher Building Ltd. (XASX)	312,070	925
			809,369
Norway (0.6%)
	Equinor ASA	12,484,511	454,857
	DNB Bank ASA	13,661,113	241,622
	Aker BP ASA	4,076,116	129,483
	Norsk Hydro ASA	17,828,544	113,146
	Yara International ASA	2,172,303	96,953
	Mowi ASA	5,904,217	88,125
	Telenor ASA	8,443,187	76,731
	Orkla ASA	10,162,604	68,548
	TOMRA Systems ASA	3,123,700	50,453
	Storebrand ASA	6,301,660	49,023
	Gjensidige Forsikring ASA	2,266,137	41,422
	Kongsberg Gruppen ASA	1,003,419	35,983
	Bakkafrost P/F	679,579	33,991
	Subsea 7 SA	3,065,913	30,588
*	Nordic Semiconductor ASA	2,091,488	29,526
*	Adevinta ASA	3,646,198	24,960
	SpareBank 1 SR-Bank ASA	2,435,412	24,800
	Salmar ASA	724,816	24,572
*,1	NEL ASA	19,680,934	24,057
	Aker ASA Class A	321,444	22,682
	TGS ASA	1,573,756	21,426
*,1	Frontline Ltd.	1,636,423	20,451
	Schibsted ASA Class A	1,229,566	18,977
	SpareBank 1 SMN	1,744,391	18,829
	Var Energi ASA	5,401,164	18,359
	Borregaard ASA	1,325,523	17,822
	Schibsted ASA Class B	1,097,551	16,317
	Leroy Seafood Group ASA	3,418,051	15,739
*,1,2	AutoStore Holdings Ltd.	7,765,047	14,675
*	Atea ASA	1,081,426	12,034
	Aker Solutions ASA	3,132,754	11,961
*,2	Elkem ASA	3,552,672	11,803
	Veidekke ASA	1,418,740	11,800
	FLEX LNG Ltd.	372,441	11,568
[2]	Scatec ASA	1,584,059	11,221
	Wallenius Wilhelmsen ASA	1,380,388	9,814
*	Kahoot! ASA	4,346,016	9,267
	DNO ASA	7,087,314	9,219
	Austevoll Seafood ASA	1,187,967	8,803
*,2	Crayon Group Holding ASA	1,044,075	8,656
[2]	BW LPG Ltd.	1,046,574	8,468
	Hafnia Ltd.	1,614,020	8,312
	Bonheur ASA	260,906	7,423
	Stolt-Nielsen Ltd.	291,962	7,002
	MPC Container Ships ASA	4,433,339	6,994

Total International Stock Index Fund
		Shares	Market Value• ($000)
[2]	Entra ASA	735,574	6,705
	Grieg Seafood ASA	754,332	5,224
*	Aker Carbon Capture ASA	4,504,293	5,069
	Sparebank 1 Oestlandet	401,789	4,344
*	Aker Horizons ASA	2,989,904	3,757
*	Hexagon Composites ASA	1,493,517	3,432
	Arendals Fossekompani A/S	147,323	3,368
	BW Offshore Ltd.	1,076,918	2,736
*	Norway Royal Salmon ASA	183,723	2,336
*	BW Energy Ltd.	870,147	2,193
			2,017,626
Other (0.2%)[4]
[5]	Vanguard FTSE Emerging Markets ETF	15,737,296	557,887
Pakistan (0.0%)
*	Lucky Cement Ltd.	2,482,436	5,465
	Engro Corp. Ltd.	3,880,786	4,137
	Hub Power Co. Ltd.	13,210,246	3,956
	Fauji Fertilizer Co. Ltd.	8,388,244	3,922
	MCB Bank Ltd.	6,443,098	3,555
	Pakistan Oilfields Ltd.	1,913,137	3,349
	Pakistan State Oil Co. Ltd.	4,810,602	3,061
*	TRG Pakistan	5,938,450	2,962
	Habib Bank Ltd.	8,451,327	2,673
	Engro Fertilizers Ltd.	7,208,646	2,641
	Oil & Gas Development Co. Ltd.	7,825,388	2,486
	Millat Tractors Ltd.	815,864	2,480
	United Bank Ltd.	4,284,561	2,084
	Pakistan Petroleum Ltd.	8,113,944	1,897
	Bank Alfalah Ltd.	9,581,327	1,351
	DG Khan Cement Co. Ltd.	4,141,522	980
	Nishat Mills Ltd.	3,488,454	962
	Searle Co. Ltd.	2,062,951	697
*	National Bank of Pakistan	1,030,281	121
			48,779
Philippines (0.2%)
	SM Prime Holdings Inc.	141,727,936	77,401
	BDO Unibank Inc.	26,099,341	57,690
	Ayala Land Inc.	105,559,200	46,846
	Ayala Corp.	3,771,707	43,770
	International Container Terminal Services Inc.	14,585,870	43,724
	Bank of the Philippine Islands	23,697,713	39,411
	PLDT Inc.	1,202,690	33,916
	JG Summit Holdings Inc.	39,994,622	29,939
	Universal Robina Corp.	11,629,210	24,603
	Jollibee Foods Corp.	5,486,940	22,010
	Metropolitan Bank & Trust Co.	23,530,443	21,125
[2]	Monde Nissin Corp.	95,056,070	19,270
	Manila Electric Co.	3,443,115	17,952
	Globe Telecom Inc.	427,907	17,251
	Aboitiz Power Corp.	20,607,462	11,289
	Metro Pacific Investments Corp.	175,386,593	11,097
*	Emperador Inc.	30,892,496	10,453
	ACEN Corp.	88,893,837	9,666
	Wilcon Depot Inc.	18,726,708	9,517
	Semirara Mining & Power Corp. Class A	15,328,762	9,319
	GT Capital Holdings Inc.	1,300,062	9,295
	Security Bank Corp.	6,035,062	9,036
	DMCI Holdings Inc.	52,580,638	8,668
	San Miguel Corp.	4,716,949	7,840
	Alliance Global Group Inc.	49,653,276	7,745
	Robinsons Retail Holdings Inc.	7,886,001	7,318
*	Converge Information & Communications Technology Solutions Inc.	32,806,937	7,027
	Puregold Price Club Inc.	12,721,521	6,601
	Robinsons Land Corp.	24,978,433	6,427
	Megaworld Corp.	152,272,399	5,493
		Shares	Market Value• ($000)
	Century Pacific Food Inc.	12,656,336	5,200
*	Bloomberry Resorts Corp.	42,554,140	5,174
	LT Group Inc.	35,717,000	4,993
	Manila Water Co. Inc.	15,169,467	4,286
	D&L Industries Inc.	30,132,110	4,093
	AREIT Inc.	7,468,973	4,009
	RL Commercial REIT Inc.	45,103,299	3,936
	San Miguel Food & Beverage Inc.	5,682,390	3,593
	Nickel Asia Corp.	28,640,879	2,399
	Filinvest Land Inc.	114,692,273	1,544
	First Gen Corp.	5,589,768	1,503
*	Cebu Air Inc.	2,155,050	1,349
	Vista Land & Lifescapes Inc.	22,592,044	674
[3]	Energy Development Corp. China Inc.	41,300	5
			674,457
Poland (0.2%)
	Polski Koncern Naftowy ORLEN SA	5,536,200	63,575
	Powszechna Kasa Oszczednosci Bank Polski SA	11,377,385	62,000
	Powszechny Zaklad Ubezpieczen SA	7,495,461	41,992
*,2	Dino Polska SA	640,417	41,802
	KGHM Polska Miedz SA	1,821,855	36,423
	Bank Polska Kasa Opieki SA	2,087,591	34,214
	LPP SA	14,798	25,641
*,1,2	Allegro.eu SA	5,154,350	24,999
*	Polskie Gornictwo Naftowe i Gazownictwo SA	23,060,268	24,516
[1]	CD Projekt SA	866,482	23,023
	Santander Bank Polska SA	396,371	21,046
[1]	KRUK SA	229,047	13,338
	Cyfrowy Polsat SA	3,255,033	12,187
	Orange Polska SA	8,806,917	11,104
	Asseco Poland SA	731,540	10,525
*,2	Pepco Group NV	1,430,205	10,048
*	mBank SA	172,060	9,632
*	PGE Polska Grupa Energetyczna SA	6,769,606	7,716
*	Alior Bank SA	1,200,905	7,383
*	Bank Millennium SA	7,762,373	7,071
*,1	Jastrzebska Spolka Weglowa SA	692,595	6,007
	Bank Handlowy w Warszawie SA	414,159	5,360
*	Tauron Polska Energia SA	12,290,755	4,987
*	Grupa Azoty SA	609,822	4,178
*,1	CCC SA	506,571	3,905
*,1	AmRest Holdings SE	898,802	3,455
*	Enea SA	2,731,809	2,982
	Warsaw Stock Exchange	418,380	2,832
*	Ciech SA	354,529	2,484
	Kernel Holding SA	589,571	2,040
*,3	CAPITEA SA	560,985	441
			526,906
Portugal (0.1%)
	EDP - Energias de Portugal SA	37,592,565	164,254
	Jeronimo Martins SGPS SA	3,661,984	75,778
	Galp Energia SGPS SA	6,830,433	69,350
	EDP Renovaveis SA	3,193,881	67,207
	Banco Comercial Portugues SA	103,281,602	14,715
	REN - Redes Energeticas Nacionais SGPS SA	5,072,240	13,128
	Navigator Co. SA	3,323,528	12,662
	NOS SGPS SA	3,147,045	12,326
	Sonae SGPS SA	12,507,979	12,013
	CTT-Correios de Portugal SA	1,971,736	6,086
*	Greenvolt-Energias Renovaveis SA	774,393	5,948
	Altri SGPS SA	947,394	5,272
	Corticeira Amorim SGPS SA	401,838	3,883
	Semapa-Sociedade de Investimento e Gestao	183,875	2,339
			464,961

Total International Stock Index Fund
		Shares	Market Value• ($000)
Qatar (0.3%)
	Qatar National Bank QPSC	59,239,997	324,377
	Qatar Islamic Bank SAQ	23,994,312	160,556
	Industries Qatar QSC	21,002,306	90,919
	Masraf Al Rayan QSC	82,643,200	87,076
	Commercial Bank PSQC	44,922,626	77,650
	Qatar International Islamic Bank QSC	15,610,425	49,583
	Qatar Fuel QSC	7,770,476	40,710
	Qatar Gas Transport Co. Ltd.	36,115,551	40,661
	Mesaieed Petrochemical Holding Co.	57,888,144	36,104
	Qatar Electricity & Water Co. QSC	6,047,922	30,717
	Ooredoo QPSC	11,006,808	29,509
	Barwa Real Estate Co.	25,426,646	23,726
	Qatar Navigation QSC	7,431,590	20,929
	Doha Bank QPSC	31,446,695	19,043
	Qatar Aluminum Manufacturing Co.	36,484,524	16,233
	Qatar Insurance Co. SAQ	21,014,547	12,458
	Vodafone Qatar QSC	21,157,404	9,726
	United Development Co. QSC	22,523,239	8,860
*	Ezdan Holding Group QSC	20,333,212	6,724
	Al Meera Consumer Goods Co. QSC	1,262,792	6,072
	Medicare Group	3,149,595	6,021
*	Gulf International Services QSC	11,966,922	5,974
			1,103,628
Romania (0.0%)
	Banca Transilvania SA	7,559,059	25,883
	OMV Petrom SA	194,670,079	17,710
	Societatea Nationala Nuclearelectrica SA	670,708	5,430
	One United Properties SA	13,169,173	3,269
*	MED Life SA	956,265	3,150
*	OMV Petrom SA Rights	17,990,758	1,636
	Teraplast SA	15,627,857	1,611
			58,689
Russia (0.0%)
*,3	VTB Bank PJSC	65,333,888,711	11
*,3	TGC-1 PJSC	7,192,136,259	1
*,3	Federal Grid Co. Unified Energy System PJSC	3,807,787,542	1
*,3	Sberbank of Russia PJSC	131,579,417	—
*,3	Mechel PJSC ADR	691,625	—
[3]	Mobile TeleSystems PJSC ADR	2,547,828	—
*,3	Surgutneftegas PJSC ADR	868,468	—
*,3	Sistema PJSFC GDR	1,268,701	—
[3]	Novatek PJSC GDR	230,174	—
[3]	Novolipetsk Steel PJSC GDR	977,419	—
[3]	Unipro PJSC	159,150,678	—
[3]	Severstal PAO GDR	543,443	—
[3]	Magnit PJSC GDR	2,636,553	—
[3]	PhosAgro PJSC	7,476	—
*,3	Mechel PJSC Preference Shares	1,017,064	—
[3]	OGK-2 PJSC	282,563,407	—
*,3	Polyus PJSC	50,544	—
[3]	Raspadskaya OJSC	802,310	—
[3]	RusHydro PJSC	1,558,337,672	—
*,3	Aeroflot PJSC	13,516,903	—
[3]	Rostelecom PJSC	12,792,702	—
*,3	Mechel PJSC	1,344,496	—
[3]	Tatneft PJSC	15,352,037	—
[3]	Rosseti Lenenergo PJSC Preference Shares	912,167	—
[3]	Novolipetsk Steel PJSC	5,216,652	—
[3]	Mobile TeleSystems PJSC	6,090,423	—
[3]	Magnit PJSC	432,454	—
[3]	Novatek PJSC	11,419,424	—
[3]	Gazprom PJSC	135,012,958	—
[3]	Mosenergo PJSC	75,973,956	—
[3]	Transneft PJSC Preference Shares	20,177	—
[3]	LUKOIL PJSC	4,927,110	—
		Shares	Market Value• ($000)
[3]	M.Video PJSC	692,424	—
[3]	Rosneft Oil Co. PJSC	15,028,017	—
[3]	Magnitogorsk Iron & Steel Works PJSC	27,346,793	—
[3]	Tatneft PJSC Preference Shares	1,942,172	—
[3]	MMC Norilsk Nickel PJSC	604,172	—
*,3	ROSSETI PJSC	419,261,133	—
[3]	Inter RAO UES PJSC	463,184,131	—
*,3	Enel Russia PJSC	162,490,090	—
[3]	Bashneft PJSC	215,214	—
*,3	Sistema PJSFC	12,679,841	—
[3]	Severstal PAO	1,964,967	—
[3]	Surgutneftegas PJSC	81,275,768	—
[3]	Surgutneftegas PJSC Preference Shares	101,260,284	—
[3]	Alrosa PJSC	32,391,627	—
*,3	Moscow Exchange MICEX-RTS PJSC	18,622,385	—
[2,3]	Detsky Mir PJSC	6,909,739	—
[3]	MMC Norilsk Nickel PJSC ADR	414,207	—
*,3	Polyus PJSC GDR	618,167	—
[3]	Tatneft PJSC ADR	601,213	—
*,3	LSR Group PJSC Class A	25,742	—
[3]	United Co. RUSAL International PJSC	32,707,076	—
[3]	Tatneft PJSC ADR (OOTC)	74,923	—
*,3	Credit Bank of Moscow PJSC	170,771,500	—
*,3	Sovcomflot PJSC	2,097,559	—
[3]	Novorossiysk Commercial Sea Port PJSC	35,580,873	—
*,3	Cherkizovo Group PJSC	16,416	—
[3]	Samolet Group	109,996	—
[3]	Bank St. Petersburg PJSC	314,414	—
[3]	IDGC of Centre & Volga Region PJSC	45,593,366	—
[2,3]	Segezha Group PJSC	16,822,200	—
*,3	PhosAgro PJSC (Registered) GDR	8,608	—
[3]	PhosAgro PJSC GDR	1,336,329	—
			13
Saudi Arabia (1.4%)
*	Al Rajhi Bank	26,154,811	593,083
	Saudi National Bank	29,006,071	458,448
[2]	Saudi Arabian Oil Co.	37,299,371	346,158
	Saudi Basic Industries Corp.	12,011,263	282,031
	Saudi Telecom Co.	23,970,624	257,536
*	Saudi Arabian Mining Co.	10,783,756	240,027
	Riyad Bank	19,621,019	187,526
	Saudi British Bank	13,365,817	154,824
	SABIC Agri-Nutrients Co.	3,114,386	131,589
	Alinma Bank	13,081,352	130,499
	Banque Saudi Fransi	7,848,418	90,217
*	Bank AlBilad	6,542,523	88,353
	ACWA Power Co.	1,777,326	82,273
	Arab National Bank	8,885,981	76,302
	Saudi Electricity Co.	10,416,351	74,794
	Dr Sulaiman Al Habib Medical Services Group Co.	1,224,728	73,879
	Sahara International Petrochemical Co.	4,804,437	51,724
	Almarai Co. JSC	3,363,222	50,365
	Etihad Etisalat Co.	5,042,040	49,087
	Yanbu National Petrochemical Co.	3,683,969	43,802
	Bupa Arabia for Cooperative Insurance Co.	765,976	39,341
	Mouwasat Medical Services Co.	635,138	36,973
*	Saudi Kayan Petrochemical Co.	9,833,455	34,447
	Jarir Marketing Co.	784,617	34,224
	Bank Al-Jazira	5,351,151	33,293
	Saudi Investment Bank	6,543,727	31,567
	Elm Co.	342,533	30,104
	Saudi Industrial Investment Group	4,949,061	29,567
	Saudi Tadawul Group Holding Co.	480,165	27,717
	Nahdi Medical Co.	519,772	27,370
	Savola Group	3,496,785	27,243
*	Dar Al Arkan Real Estate Development Co.	7,065,956	25,281

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Saudi Research & Media Group	429,857	23,026
	Arabian Internet & Communications Services Co.	336,235	22,177
	Dallah Healthcare Co.	501,398	21,375
*	Rabigh Refining & Petrochemical Co.	5,571,401	20,198
*	Mobile Telecommunications Co. Saudi Arabia	5,833,187	20,147
	Advanced Petrochemical Co.	1,697,493	19,979
*	Co. for Cooperative Insurance	820,082	18,482
	Abdullah Al Othaim Markets Co.	584,635	17,662
*	National Industrialization Co.	4,357,869	15,493
*	Emaar Economic City	5,854,438	14,949
	Saudi Cement Co.	1,005,384	14,260
	Southern Province Cement Co.	926,777	13,508
	Saudia Dairy & Foodstuff Co.	207,818	12,992
	Al Hammadi Holding	1,052,872	12,594
	Qassim Cement Co.	578,794	11,612
	Yanbu Cement Co.	1,025,824	11,379
	Arabian Centres Co. Ltd.	2,108,306	10,954
*	Saudi Airlines Catering Co.	527,425	10,861
*	Yamama Cement Co.	1,331,692	10,411
	United Electronics Co.	503,857	10,250
*	Seera Group Holding	1,927,098	9,781
	Aldrees Petroleum & Transport Services Co.	486,542	9,391
*	Saudi Ground Services Co.	1,164,509	8,063
	Jadwa REIT Saudi Fund	2,169,391	7,559
	Astra Industrial Group	483,429	7,078
	Leejam Sports Co. JSC	331,230	6,970
	National Gas & Industrialization Co.	487,685	6,968
	Arabian Cement Co.	664,126	6,641
	BinDawood Holding Co.	385,686	6,566
	Eastern Province Cement Co.	540,784	6,367
	Arriyadh Development Co.	1,172,493	6,331
*	Saudi Real Estate Co.	1,783,734	5,972
	United International Transportation Co.	465,245	5,662
	Saudi Ceramic Co.	513,310	5,655
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	790,730	5,573
	National Medical Care Co.	296,424	5,518
	City Cement Co.	922,357	4,985
*	Middle East Healthcare Co.	566,357	4,871
*	National Agriculture Development Co.	668,591	4,640
	Saudi Chemical Co. Holding	561,232	4,383
	Bawan Co.	394,654	3,942
	Najran Cement Co.	1,156,847	3,908
	Northern Region Cement Co.	1,195,425	3,729
*	Methanol Chemicals Co.	440,406	3,607
*	Saudi Public Transport Co.	770,921	3,468
*	Dur Hospitality Co.	553,591	3,137
*	Sinad Holding Co.	790,535	2,670
*	Herfy Food Services Co.	255,467	2,664
*	Al Jouf Cement Co.	852,090	2,625
	Tabuk Cement Co.	536,351	2,493
	Hail Cement Co.	696,664	2,361
*	Fawaz Abdulaziz Al Hokair & Co.	452,361	2,082
*	Zamil Industrial Investment Co.	385,321	1,833
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	656,149	1,689
			4,321,135
Singapore (0.9%)
	DBS Group Holdings Ltd.	24,117,561	583,074
	Oversea-Chinese Banking Corp. Ltd.	46,782,844	401,588
	United Overseas Bank Ltd.	17,159,293	336,645
	Singapore Telecommunications Ltd.	100,117,516	176,281
	Keppel Corp. Ltd.	18,521,352	91,162
	CapitaLand Integrated Commercial Trust	67,299,719	89,317
	CapitaLand Ascendas REIT	45,385,627	83,972
	Wilmar International Ltd.	27,941,655	76,548
		Shares	Market Value• ($000)
	Capitaland Investment Ltd.	34,002,625	72,311
	Singapore Exchange Ltd.	10,888,843	64,752
*	Singapore Airlines Ltd.	16,926,656	62,786
	Singapore Technologies Engineering Ltd.	20,336,403	47,411
	Mapletree Logistics Trust	42,552,487	45,670
	Genting Singapore Ltd.	76,953,182	43,761
	Venture Corp. Ltd.	3,462,161	38,961
	Mapletree Industrial Trust	24,818,603	38,591
	Mapletree Pan Asia Commercial Trust	30,208,913	33,901
	City Developments Ltd.	6,226,720	33,572
	Frasers Logistics & Commercial Trust	37,868,128	29,431
	UOL Group Ltd.	6,653,459	29,061
	Jardine Cycle & Carriage Ltd.	1,319,522	27,715
	Suntec REIT	27,885,609	25,432
	Sembcorp Industries Ltd.	12,138,417	24,952
	ComfortDelGro Corp. Ltd.	27,138,104	24,362
	NetLink NBN Trust	38,320,429	23,147
	Frasers Centrepoint Trust	15,005,531	22,052
	Keppel DC REIT	17,075,688	21,222
*	Sembcorp Marine Ltd.	204,504,694	18,326
	Keppel REIT	28,437,567	17,979
	Keppel Infrastructure Trust	46,712,033	17,480
	Golden Agri-Resources Ltd.	84,193,969	17,265
	CapitaLand Ascott Trust	25,359,658	17,098
	ESR-LOGOS REIT	71,199,836	17,091
*	SATS Ltd.	8,523,499	16,453
	Haw Par Corp. Ltd.	2,114,823	14,119
	Parkway Life REIT	4,855,526	13,715
	SPH REIT	21,526,987	12,392
	Lendlease Global Commercial REIT	24,394,844	12,075
	Raffles Medical Group Ltd.	12,430,195	11,679
	Hutchison Port Holdings Trust	66,027,660	10,784
	CapitaLand China Trust	15,226,519	10,433
	Olam Group Ltd.	9,889,555	9,363
	CDL Hospitality Trusts	11,424,868	9,362
	CapitaLand India Trust	11,338,075	8,973
	AEM Holdings Ltd.	3,617,410	8,203
	Singapore Post Ltd.	19,735,994	7,536
	Manulife US REIT	19,865,861	7,254
	AIMS APAC REIT	8,153,386	7,082
	First Resources Ltd.	6,564,837	6,897
	Cromwell European REIT	4,025,669	6,245
	Keppel Pacific Oak US REIT	11,544,306	6,235
	OUE Commercial REIT	27,139,046	6,231
	Starhill Global REIT	17,019,169	6,196
	Sheng Siong Group Ltd.	5,494,562	6,060
	iFAST Corp. Ltd.	2,070,031	5,931
	StarHub Ltd.	7,737,657	5,850
	Far East Hospitality Trust	11,781,183	4,783
	Digital Core REIT Management Pte. Ltd.	8,895,867	4,445
*	SIA Engineering Co. Ltd.	2,872,141	4,385
	Thomson Medical Group Ltd.	79,064,139	4,300
	UMS Holdings Ltd.	6,164,896	3,899
	Hour Glass Ltd.	2,780,576	3,833
	Prime US REIT	7,542,238	3,545
	Sabana Industrial REIT	11,523,966	3,340
	Nanofilm Technologies International Ltd.	2,486,870	3,060
	Riverstone Holdings Ltd.	7,006,599	2,670
	First REIT	13,079,933	2,222
	Silverlake Axis Ltd.	9,686,309	2,222
	Bumitama Agri Ltd.	3,846,191	1,614
*	COSCO SHIPPING International Singapore Co. Ltd.	12,398,926	1,420
*,3	Best World International Ltd.	1,110,671	1,067
*	Yoma Strategic Holdings Ltd.	15,880,437	931

Total International Stock Index Fund
		Shares	Market Value• ($000)
*,1,3	Ezra Holdings Ltd.	20,298,532	158
*,3	Eagle Hospitality Trust	11,225,800	—
			2,909,878
South Africa (1.0%)
	Naspers Ltd.	2,833,826	292,116
[1]	FirstRand Ltd.	66,179,115	231,361
	MTN Group Ltd.	24,023,532	169,785
	Standard Bank Group Ltd.	17,725,818	165,475
	Sasol Ltd.	7,448,831	125,215
	Absa Group Ltd.	11,089,489	120,423
[1]	Capitec Bank Holdings Ltd.	1,132,800	117,298
	Impala Platinum Holdings Ltd.	10,853,162	111,122
	Gold Fields Ltd.	11,708,271	93,793
	Sibanye Stillwater Ltd.	37,391,244	87,579
	Shoprite Holdings Ltd.	6,464,592	82,285
	AngloGold Ashanti Ltd.	5,583,921	72,924
	Bid Corp. Ltd.	4,435,527	71,377
	Sanlam Ltd.	23,427,536	68,290
[1]	Nedbank Group Ltd.	5,591,847	66,201
	Anglo American Platinum Ltd.	748,325	59,586
	Clicks Group Ltd.	3,251,875	55,095
	Vodacom Group Ltd.	7,966,676	54,265
	Bidvest Group Ltd.	4,543,291	52,494
	Remgro Ltd.	6,793,343	50,543
*	Northam Platinum Holdings Ltd.	4,941,634	46,230
*	Discovery Ltd.	7,024,324	45,945
	Woolworths Holdings Ltd.	12,411,979	42,563
	Aspen Pharmacare Holdings Ltd.	4,947,044	40,694
	Exxaro Resources Ltd.	3,217,460	35,853
	Mr Price Group Ltd.	3,428,518	32,999
[1]	Growthpoint Properties Ltd.	45,510,638	32,093
	NEPI Rockcastle NV	6,211,997	31,223
	MultiChoice Group	4,602,256	30,080
[2]	Pepkor Holdings Ltd.	24,031,409	29,700
	Reinet Investments SCA	1,801,541	28,890
	Foschini Group Ltd.	4,299,185	26,879
[1]	Old Mutual Ltd. (AQXE)	46,361,640	26,232
	Thungela Resources Ltd.	1,545,439	23,587
*	Sappi Ltd.	7,533,759	23,210
	SPAR Group Ltd.	2,573,811	21,818
	Tiger Brands Ltd.	2,104,045	21,289
	Redefine Properties Ltd.	91,002,006	20,235
	African Rainbow Minerals Ltd.	1,417,586	19,963
	Life Healthcare Group Holdings Ltd.	18,537,905	19,921
	Harmony Gold Mining Co. Ltd.	7,117,567	19,712
	Investec Ltd.	3,815,677	18,760
[1]	AVI Ltd.	4,417,084	17,693
	Transaction Capital Ltd.	7,533,898	16,841
	Netcare Ltd.	19,344,741	16,453
	Momentum Metropolitan Holdings	17,392,589	16,246
[1]	Rand Merchant Investment Holdings Ltd.	10,120,202	15,676
	Pick n Pay Stores Ltd.	4,619,863	14,850
	Truworths International Ltd.	5,124,622	14,584
	Barloworld Ltd.	2,483,108	13,896
	Kumba Iron Ore Ltd.	725,464	13,648
	Motus Holdings Ltd.	1,993,466	12,586
	Resilient REIT Ltd.	4,285,071	11,934
*	Distell Group Holdings Ltd.	1,028,929	9,722
[2]	Dis-Chem Pharmacies Ltd.	4,923,706	9,000
*,1	Hyprop Investments Ltd.	4,426,634	8,926
	Omnia Holdings Ltd.	2,240,748	8,791
	Royal Bafokeng Platinum Ltd.	1,072,232	8,624
*	Fortress REIT Ltd. Class A (XJSE)	14,947,053	8,413
	Vukile Property Fund Ltd.	11,388,813	8,349
	KAP Industrial Holdings Ltd.	32,612,955	8,201
[1]	Equites Property Fund Ltd.	9,472,755	8,095
	Old Mutual Ltd.	14,208,883	8,065
		Shares	Market Value• ($000)
	Santam Ltd.	547,741	7,578
*	Telkom SA SOC Ltd.	3,753,415	7,455
	Ninety One Ltd.	3,080,461	7,244
	AECI Ltd.	1,380,724	6,946
	Super Group Ltd.	4,832,266	6,840
	MAS plc	5,914,536	6,486
	Coronation Fund Managers Ltd.	3,466,265	6,188
	Advtech Ltd.	6,373,367	6,180
	JSE Ltd.	1,087,541	6,009
	DataTec Ltd.	2,508,109	5,640
	Reunert Ltd.	2,019,914	5,076
	Astral Foods Ltd.	515,098	4,946
*	Massmart Holdings Ltd.	1,318,469	4,391
	Sun International Ltd.	2,392,760	4,305
*	Steinhoff International Holdings NV (XJSE)	39,604,548	4,076
	Investec Property Fund Ltd.	7,225,780	4,022
	Tsogo Sun Gaming Ltd.	6,402,297	4,015
	SA Corporate Real Estate Ltd.	30,384,496	3,784
*	Wilson Bayly Holmes-Ovcon Ltd.	687,825	3,613
	Raubex Group Ltd.	2,149,504	3,354
*	Fortress REIT Ltd. Class B (XJSE)	14,360,664	3,308
	Attacq Ltd.	8,461,360	3,145
	Curro Holdings Ltd.	6,531,294	3,003
	Cashbuild Ltd.	272,175	2,843
	DRDGOLD Ltd.	5,455,556	2,816
[1]	Brait plc	11,470,719	2,721
[1]	Adcock Ingram Holdings Ltd.	900,911	2,342
	Emira Property Fund Ltd.	3,808,581	2,180
*	Blue Label Telecoms Ltd.	7,059,433	1,983
*,1	Steinhoff International Holdings NV (XETR)	19,211,203	1,918
	Thungela Resources Ltd. (XJSE)	87,883	1,381
	Alexander Forbes Group Holdings Ltd.	4,848,106	1,308
			3,172,792
South Korea (3.3%)
	Samsung Electronics Co. Ltd.	63,080,206	2,625,389
	SK Hynix Inc.	7,182,196	415,789
	Samsung Electronics Co. Ltd. Preference Shares	11,021,693	411,902
	Samsung SDI Co. Ltd.	702,518	362,440
	LG Chem Ltd.	617,202	270,852
	NAVER Corp.	1,912,689	226,880
	Hyundai Motor Co.	1,839,490	211,980
	Celltrion Inc.	1,424,911	191,535
	POSCO Holdings Inc.	993,542	173,165
	KB Financial Group Inc.	5,117,729	172,207
*	LG Energy Solution Ltd.	460,515	170,399
	Shinhan Financial Group Co. Ltd.	6,618,493	168,219
	Kia Corp.	3,420,979	158,976
*,2	Samsung Biologics Co. Ltd.	243,984	149,937
	Kakao Corp.	4,019,288	142,583
	Hyundai Mobis Co. Ltd.	817,555	125,396
	Hana Financial Group Inc.	3,831,318	110,769
	KT&G Corp.	1,419,727	95,351
	Samsung C&T Corp.	1,113,809	92,459
	LG Electronics Inc.	1,466,581	83,771
*	SK Innovation Co. Ltd.	688,318	83,347
	SK Inc.	480,265	71,967
	Woori Financial Group Inc.	8,424,136	69,516
	LG Corp.	1,177,526	65,368
	Samsung Electro-Mechanics Co. Ltd.	740,805	62,740
	Celltrion Healthcare Co. Ltd.	1,267,580	61,672
	Samsung Fire & Marine Insurance Co. Ltd.	435,354	61,058
	Korea Zinc Co. Ltd.	131,470	58,958
	NCSoft Corp.	210,245	57,435
[1]	HMM Co. Ltd.	3,876,008	51,849
*,1	Doosan Enerbility Co. Ltd.	5,578,253	51,757
[1]	POSCO Chemical Co. Ltd.	362,665	50,639

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Hanwha Solutions Corp.	1,523,549	50,351
*,1	Krafton Inc.	389,790	48,418
*,1	L&F Co. Ltd.	299,513	47,200
	Samsung Life Insurance Co. Ltd.	988,734	46,725
	LG H&H Co. Ltd.	120,572	43,078
	Samsung SDS Co. Ltd.	484,731	42,467
[1]	Ecopro BM Co. Ltd.	523,792	42,188
[1]	LG Innotek Co. Ltd.	186,215	38,633
*	Korean Air Lines Co. Ltd.	2,318,117	37,540
*	Samsung Engineering Co. Ltd.	2,092,475	34,955
*	SK Square Co. Ltd.	1,312,876	33,946
*,1	HLB Inc.	1,179,997	33,454
	S-Oil Corp.	544,548	33,018
*	Korea Electric Power Corp.	2,806,468	32,910
	Hyundai Motor Co. Preference Shares	583,528	32,645
	CJ CheilJedang Corp.	107,707	31,272
	Korea Aerospace Industries Ltd.	932,599	30,972
	Hyundai Glovis Co. Ltd.	245,220	29,889
*	Samsung Heavy Industries Co. Ltd.	8,188,684	29,562
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	573,062	29,193
[1]	Coway Co. Ltd.	751,340	29,134
	HD Hyundai Co. Ltd.	667,557	28,498
	Yuhan Corp.	671,193	28,142
[1]	Amorepacific Corp.	419,617	27,244
*,1	KakaoBank Corp.	2,259,533	27,047
[1]	LG Display Co. Ltd.	2,968,678	26,493
	Hankook Tire & Technology Co. Ltd.	976,057	25,001
	Industrial Bank of Korea	3,383,945	24,800
	DB Insurance Co. Ltd.	595,134	23,488
[1]	Ecopro Co. Ltd.	234,497	23,279
	Hyundai Engineering & Construction Co. Ltd.	942,978	23,053
*	Kangwon Land Inc.	1,412,715	22,778
	LG Uplus Corp.	2,815,509	22,609
	GS Holdings Corp.	678,681	21,891
[1]	F&F Co. Ltd.	211,416	21,541
[1]	Hanwha Aerospace Co. Ltd.	461,954	21,514
	Mirae Asset Securities Co. Ltd.	4,820,087	21,457
	Kumho Petrochemical Co. Ltd.	233,367	21,394
	LG Chem Ltd. Preference Shares	104,249	21,129
*,1	HYBE Co. Ltd.	243,142	20,581
	Orion Corp.	288,875	20,557
	Lotte Chemical Corp.	197,186	20,432
	Hyundai Steel Co.	1,003,071	19,738
[1]	Hotel Shilla Co. Ltd.	414,733	18,886
	Samsung Securities Co. Ltd.	845,274	18,806
	SKC Co. Ltd.	257,286	18,635
[1]	Hyundai Marine & Fire Insurance Co. Ltd.	795,830	18,585
	Korea Investment Holdings Co. Ltd.	513,333	17,820
	Hanmi Pharm Co. Ltd.	99,543	17,660
*,1	Hyundai Mipo Dockyard Co. Ltd.	269,896	17,370
	BNK Financial Group Inc.	3,862,499	17,358
[1]	OCI Co. Ltd.	241,033	17,216
*,1	Hyundai Rotem Co. Ltd.	967,719	16,513
	SK Telecom Co. Ltd.	459,953	16,164
	Meritz Fire & Marine Insurance Co. Ltd.	728,373	16,052
	Cheil Worldwide Inc.	922,817	15,813
	Fila Holdings Corp.	686,310	15,718
[1]	E-MART Inc.	262,814	15,580
	HL Mando Co. Ltd.	436,831	15,125
*,1	Hyundai Heavy Industries Co. Ltd.	193,080	14,750
	Hansol Chemical Co. Ltd.	110,157	14,307
[1]	DB HiTek Co. Ltd.	461,507	14,286
[1]	JYP Entertainment Corp.	362,575	14,095
*,1	SK Bioscience Co. Ltd.	265,560	14,047
	Shinsegae Inc.	90,129	13,420
	Hanwha Corp.	746,814	13,288
		Shares	Market Value• ($000)
*,1	SK Biopharmaceuticals Co. Ltd.	325,609	13,256
	Youngone Corp.	399,030	13,226
	GS Engineering & Construction Corp.	842,526	12,802
*	CosmoAM&T Co. Ltd.	269,337	12,647
*,1,2	SK IE Technology Co. Ltd.	338,636	12,324
*,1	Celltrion Pharm Inc.	257,897	12,234
*,1	Pearl Abyss Corp.	414,015	12,054
	Hanon Systems	2,164,160	11,826
	NH Investment & Securities Co. Ltd.	1,873,887	11,782
[1]	LEENO Industrial Inc.	120,733	11,567
*,1	Alteogen Inc.	447,484	11,490
[1]	SM Entertainment Co. Ltd.	226,532	11,284
[1]	S-1 Corp.	252,986	11,072
[1]	CS Wind Corp.	267,443	11,017
	BGF retail Co. Ltd.	82,991	10,853
	LS Corp.	232,183	10,818
	Hyundai Motor Co. Preference Shares	192,606	10,587
*,1	Kakao Games Corp.	380,213	10,517
[1]	SK Chemicals Co. Ltd.	168,574	10,444
[1]	KIWOOM Securities Co. Ltd.	179,313	10,146
[1]	LIG Nex1 Co. Ltd.	140,916	10,046
	DL E&C Co. Ltd.	405,364	9,780
[1]	KCC Corp.	57,166	9,763
	DGB Financial Group Inc.	2,042,019	9,724
	JB Financial Group Co. Ltd.	1,929,855	9,718
	Posco International Corp.	652,473	9,440
[1]	Hyosung Advanced Materials Corp.	42,164	9,419
[1]	Iljin Materials Co. Ltd.	220,881	9,373
	LOTTE Fine Chemical Co. Ltd.	238,012	9,359
[1]	Meritz Securities Co. Ltd.	3,592,811	9,316
[1]	SD Biosensor Inc.	449,258	9,294
	GS Retail Co. Ltd.	517,643	9,217
[1]	WONIK IPS Co. Ltd.	472,509	9,097
[1]	NongShim Co. Ltd.	42,839	9,074
	Lotte Shopping Co. Ltd.	148,005	9,062
*,1	HLB Life Science Co. Ltd.	1,046,732	8,896
	Hyundai Wia Corp.	207,831	8,891
[1]	CJ Corp.	174,076	8,761
	LX International Corp.	297,829	8,483
[1]	Chunbo Co. Ltd.	55,325	8,462
	Samsung Card Co. Ltd.	390,129	8,458
	Korea Gas Corp.	346,291	8,451
[1]	Dongjin Semichem Co. Ltd.	399,368	8,404
*,1	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	635,050	8,145
[1]	Daejoo Electronic Materials Co. Ltd.	129,091	8,120
[1]	Soulbrain Co. Ltd.	56,038	8,034
[1]	Lotte Corp.	351,355	8,030
	LS Electric Co. Ltd.	205,299	7,912
	Kolon Industries Inc.	255,886	7,792
*,1	Hanjin Kal Corp.	279,027	7,779
[1]	People & Technology Inc.	239,220	7,728
*,1	Doosan Fuel Cell Co. Ltd.	400,522	7,643
[1]	Seegene Inc.	379,383	7,627
	Doosan Bobcat Inc.	324,453	7,615
[1]	Hyosung TNC Corp.	40,878	7,490
	Daeduck Electronics Co. Ltd.	432,879	7,451
	Pan Ocean Co. Ltd.	2,468,217	7,433
	Hyundai Department Store Co. Ltd.	194,913	7,393
*,1	Naturecell Co. Ltd.	609,415	7,379
[1]	Hite Jinro Co. Ltd.	409,957	7,371
*,1	Hyundai Bioscience Co. Ltd.	484,220	7,270
[1]	Daewoong Pharmaceutical Co. Ltd.	64,008	7,247
*,1	Hyundai Doosan Infracore Co. Ltd.	1,849,808	7,191
[1]	DL Holdings Co. Ltd.	164,480	7,088
*	Hyundai Electric & Energy System Co. Ltd.	294,421	7,088
	CJ ENM Co. Ltd.	137,749	7,083

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1,2]	Netmarble Corp.	225,171	7,037
*,1	STCUBE	538,777	7,019
[1]	Wemade Co. Ltd.	225,108	6,979
*	Daewoo Engineering & Construction Co. Ltd.	2,357,161	6,942
[1]	ST Pharm Co. Ltd.	117,895	6,879
*,1	Kakaopay Corp.	277,476	6,867
*,1	Korea Electric Power Corp. ADR	1,169,480	6,865
[1]	SFA Engineering Corp.	254,181	6,796
[1]	AMOREPACIFIC Group	392,179	6,790
[1]	LX Semicon Co. Ltd.	116,896	6,782
*,1	CJ Logistics Corp.	109,516	6,745
[1]	Koh Young Technology Inc.	791,835	6,624
*,1	Shin Poong Pharmaceutical Co. Ltd.	435,133	6,590
*,1	KMW Co. Ltd.	393,194	6,515
[1]	Green Cross Corp.	72,719	6,495
[1]	Hanwha Systems Co. Ltd.	823,043	6,438
[1]	Com2uSCorp	128,587	6,398
[1]	KEPCO Plant Service & Engineering Co. Ltd.	279,561	6,252
*,1	Hugel Inc.	78,549	6,153
[1]	Chong Kun Dang Pharmaceutical Corp.	104,017	6,127
[1]	MegaStudyEdu Co. Ltd.	101,642	6,108
[1]	SIMMTECH Co. Ltd.	244,999	6,059
[1]	Dongkuk Steel Mill Co. Ltd.	747,954	5,993
	Hyundai Elevator Co. Ltd.	338,803	5,986
*,1	Paradise Co. Ltd.	599,600	5,967
	Humasis Co. Ltd.	403,800	5,932
[1]	Advanced Nano Products Co. Ltd.	90,649	5,898
	SSANGYONG C&E Co. Ltd.	1,475,963	5,882
	Foosung Co. Ltd.	670,500	5,816
*	Hanwha Life Insurance Co. Ltd.	3,786,008	5,796
[1]	Dongsuh Cos. Inc.	401,203	5,739
[1]	KEPCO Engineering & Construction Co. Inc.	164,232	5,716
[1]	Samchully Co. Ltd.	29,014	5,681
	Hyosung Corp.	118,200	5,679
	Korean Reinsurance Co.	1,098,507	5,664
[1]	BH Co. Ltd.	334,697	5,648
*	SOLUM Co. Ltd.	464,693	5,615
*,1	Creative & Innovative System	610,410	5,576
[1]	Ottogi Corp.	17,655	5,469
*,1	Chabiotech Co. Ltd.	589,413	5,447
	Douzone Bizon Co. Ltd.	252,619	5,399
[1]	Meritz Financial Group Inc.	351,203	5,338
*,1	Bioneer Corp.	285,018	5,315
*,1	LegoChem Biosciences Inc.	222,285	5,287
	SK Networks Co. Ltd.	1,850,632	5,227
	Ecopro HN Co. Ltd.	143,313	5,182
[1]	AfreecaTV Co. Ltd.	90,662	5,048
	Hanmi Semiconductor Co. Ltd.	608,284	5,023
*,1	Hana Tour Service Inc.	143,049	4,999
[1]	HK inno N Corp.	196,135	4,993
[1]	Eo Technics Co. Ltd.	109,001	4,976
*	Pharmicell Co. Ltd.	694,271	4,957
[1]	Kolmar Korea Co. Ltd.	206,301	4,950
*	GeneOne Life Science Inc.	947,687	4,905
*,1	Hanall Biopharma Co. Ltd.	492,712	4,897
*,1	Taihan Electric Wire Co. Ltd.	4,621,569	4,857
	Hyundai Autoever Corp.	58,538	4,855
	Hyundai Construction Equipment Co. Ltd.	159,605	4,806
*,1	ABLBio Inc.	340,280	4,771
[1]	Poongsan Corp.	259,502	4,749
*,1	Enchem Co. Ltd.	90,859	4,734
	Dentium Co. Ltd.	85,506	4,570
[1]	SL Corp.	210,603	4,532
	JR Global REIT	1,526,111	4,513
*,1	Duk San Neolux Co. Ltd.	166,920	4,483
	Green Cross Holdings Corp.	367,789	4,470
[1]	YG Entertainment Inc.	148,806	4,453
		Shares	Market Value• ($000)
	Medytox Inc.	60,076	4,428
	LG Electronics Inc. Preference Shares	158,057	4,392
[1]	Lotte Chilsung Beverage Co. Ltd.	44,053	4,338
[1]	HDC Hyundai Development Co-Engineering & Construction	618,924	4,338
[1]	Hanmi Science Co. Ltd.	192,811	4,326
*,1	Myoung Shin Industrial Co. Ltd.	355,711	4,297
	ESR Kendall Square REIT Co. Ltd.	1,707,631	4,266
[1]	Park Systems Corp.	55,205	4,241
[1]	Doosan Co. Ltd.	77,881	4,219
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	37,405	4,199
*,1	Studio Dragon Corp.	87,298	4,181
[1]	TKG Huchems Co. Ltd.	285,183	4,164
[1]	Dawonsys Co. Ltd.	346,985	4,155
[1]	DoubleUGames Co. Ltd.	123,408	4,148
[1]	IS Dongseo Co. Ltd.	187,248	4,138
	Innocean Worldwide Inc.	146,157	4,117
*,1	SamKang M&T Co. Ltd.	286,835	4,068
	Solus Advanced Materials Co. Ltd.	171,776	4,038
*,1	Oscotec Inc.	314,405	4,011
	LG H&H Co. Ltd. Preference Shares	20,353	4,003
*	GemVax & Kael Co. Ltd.	455,742	3,959
[1]	Tokai Carbon Korea Co. Ltd.	55,423	3,938
*,1	Genexine Inc.	250,333	3,925
*,1	Kumho Tire Co. Inc.	1,815,369	3,924
	NICE Information Service Co. Ltd.	427,228	3,890
	Daewoong Co. Ltd.	267,471	3,870
	Daou Technology Inc.	304,538	3,865
	Youlchon Chemical Co. Ltd.	168,675	3,857
	HAESUNG DS Co. Ltd.	144,350	3,838
*,1	Neowiz	151,553	3,830
[1]	PI Advanced Materials Co. Ltd.	183,234	3,804
*	NHN Corp.	235,946	3,794
*,1	NKMax Co. Ltd.	401,153	3,760
*	Sam Chun Dang Pharm Co. Ltd.	175,286	3,751
[1]	Daesang Corp.	255,239	3,750
	LOTTE Reit Co. Ltd.	1,484,660	3,740
	SK REITs Co. Ltd.	1,196,602	3,732
*,1	Helixmith Co. Ltd.	424,474	3,718
[1]	Jusung Engineering Co. Ltd.	463,149	3,709
[1]	Taekwang Industrial Co. Ltd.	7,435	3,667
[1]	S&S Tech Corp.	210,846	3,666
	Daishin Securities Co. Ltd.	372,579	3,645
[1]	Intellian Technologies Inc.	83,089	3,633
*,1	GC Cell Corp.	111,875	3,539
	Daishin Securities Co. Ltd. Preference Shares	377,841	3,498
[1]	Seoul Semiconductor Co. Ltd.	475,376	3,479
	PharmaResearch Co. Ltd.	80,569	3,472
[1]	Ahnlab Inc.	78,761	3,441
*,1	Vaxcell-Bio Therapeutics Co. Ltd.	134,870	3,423
*	HLB Therapeutics Co. Ltd.	360,052	3,415
*	Hyosung Heavy Industries Corp.	84,344	3,391
[3]	Unid Co. Ltd.	62,327	3,363
[1]	Innox Advanced Materials Co. Ltd.	175,217	3,353
[1]	Cosmax Inc.	104,382	3,348
	Korea Electric Terminal Co. Ltd.	90,810	3,299
*	Asiana Airlines Inc.	451,128	3,272
[1]	Samyang Holdings Corp.	75,108	3,260
*	Eoflow Co. Ltd.	288,868	3,256
[1]	DongKook Pharmaceutical Co. Ltd.	295,570	3,254
	Han Kuk Carbon Co. Ltd.	418,588	3,254
[1]	Hanssem Co. Ltd.	123,902	3,253
	Handsome Co. Ltd.	184,711	3,249
[1]	RFHIC Corp.	220,289	3,246
[1]	Partron Co. Ltd.	564,076	3,242
	Lutronic Corp.	255,279	3,241

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Harim Holdings Co. Ltd.	655,162	3,233
*,1	Wysiwyg Studios Co. Ltd.	304,272	3,227
*	LX Holdings Corp.	521,471	3,175
[1]	GOLFZON Co. Ltd.	38,816	3,136
	KCC Glass Corp.	115,230	3,126
*,1	SFA Semicon Co. Ltd.	1,023,047	3,090
[1]	Korea Petrochemical Ind Co. Ltd.	37,028	3,071
*	CJ CGV Co. Ltd.	322,694	3,050
*,1	Eubiologics Co. Ltd.	418,800	3,047
*,1	Cellivery Therapeutics Inc.	348,823	3,038
*,1	Hana Micron Inc.	464,441	3,038
*,1	Amicogen Inc.	227,551	3,029
	SNT Motiv Co. Ltd.	97,223	3,009
[1]	Hankook & Co. Co. Ltd.	329,388	2,968
*,1	Danal Co. Ltd.	729,057	2,953
[1]	Young Poong Corp.	6,643	2,935
	Hyundai Greenfood Co. Ltd.	641,517	2,929
[1]	Sebang Global Battery Co. Ltd.	106,708	2,914
[1]	Posco ICT Co. Ltd.	724,167	2,907
	Mcnex Co. Ltd.	151,112	2,904
*	HLB Global Co. Ltd.	513,483	2,867
	Lotte Rental Co. Ltd.	137,862	2,860
	Shinhan Alpha REIT Co. Ltd.	550,221	2,799
	INTOPS Co. Ltd.	143,096	2,791
*,1	NEPES Corp.	216,706	2,769
*	Korea Line Corp.	2,004,920	2,767
	Dongwon Industries Co. Ltd.	16,890	2,726
[1]	SK Discovery Co. Ltd.	130,275	2,713
	i-SENS Inc.	111,785	2,711
*	Shinsung E&G Co. Ltd.	2,040,230	2,702
	Samsung SDI Co. Ltd. Preference Shares	11,287	2,697
	Lotte Confectionery Co. Ltd.	29,548	2,694
	Dong-A Socio Holdings Co. Ltd.	37,592	2,688
[1]	Seojin System Co. Ltd.	259,652	2,673
*	Hanwha General Insurance Co. Ltd.	1,033,326	2,667
	Eugene Technology Co. Ltd.	176,398	2,661
*,1	MedPacto Inc.	164,642	2,658
*,1	Lotte Tour Development Co. Ltd.	418,916	2,650
[1]	Boryung	351,226	2,585
[1]	L&C Bio Co. Ltd.	163,873	2,577
*,1	Grand Korea Leisure Co. Ltd.	258,590	2,574
	Youngone Holdings Co. Ltd.	67,235	2,552
	Hanjin Transportation Co. Ltd.	188,381	2,550
[1]	Shinsegae International Inc.	153,810	2,537
	Songwon Industrial Co. Ltd.	209,953	2,536
	SK Gas Ltd.	31,702	2,535
[1]	Zinus Inc.	115,464	2,533
[1]	Bukwang Pharmaceutical Co. Ltd.	478,267	2,530
	Hanwha Investment & Securities Co. Ltd.	1,464,075	2,521
*	TY Holdings Co. Ltd.	338,294	2,502
[1]	Orion Holdings Corp.	248,639	2,493
[1]	Hansae Co. Ltd.	239,348	2,472
	Nexen Tire Corp.	455,439	2,465
	JW Pharmaceutical Corp.	187,125	2,456
*,1	NHN KCP Corp.	278,495	2,447
*,1	Komipharm International Co. Ltd.	484,923	2,438
	LF Corp.	232,869	2,424
*,1	Binex Co. Ltd.	309,192	2,412
[1]	Doosan Tesna Inc.	128,916	2,409
	Hyundai Home Shopping Network Corp.	76,637	2,408
*,1	Insun ENT Co. Ltd.	364,506	2,291
[1]	Sangsangin Co. Ltd.	499,798	2,269
*,1	BNC Korea Co. Ltd.	607,977	2,258
*,1	Webzen Inc.	211,730	2,217
	Nature Holdings Co. Ltd.	117,662	2,214
	NICE Holdings Co. Ltd.	254,663	2,207
[1]	Sungwoo Hitech Co. Ltd.	604,616	2,193
		Shares	Market Value• ($000)
*,1	Yungjin Pharmaceutical Co. Ltd.	1,145,473	2,182
	Sung Kwang Bend Co. Ltd.	216,267	2,106
	Ilyang Pharmaceutical Co. Ltd.	168,671	2,102
*,1	Ananti Inc.	566,488	2,099
[1]	TES Co. Ltd.	187,914	2,092
[1]	ITM Semiconductor Co. Ltd.	100,548	2,070
*,1	CMG Pharmaceutical Co. Ltd.	1,383,322	2,059
	SK Securities Co. Ltd.	4,469,700	2,055
*,1	iNtRON Biotechnology Inc.	331,610	2,055
[1]	Advanced Process Systems Corp.	170,112	2,054
	Samwha Capacitor Co. Ltd.	91,105	2,045
	Hansol Paper Co. Ltd.	211,580	2,024
	Vieworks Co. Ltd.	83,129	2,018
*	Hyosung Chemical Corp.	28,283	2,009
*	DIO Corp.	143,992	2,003
*,1	Medipost Co. Ltd.	195,484	1,971
	TK Corp.	170,806	1,961
*,1	Modetour Network Inc.	185,816	1,959
	Dong-A ST Co. Ltd.	51,072	1,952
	Korea United Pharm Inc.	115,149	1,920
	InBody Co. Ltd.	132,332	1,904
*,1	Kuk-il Paper Manufacturing Co. Ltd.	1,083,583	1,901
*	CrystalGenomics Inc.	787,258	1,880
	HL Holdings Corp.	84,866	1,874
*,1	Hancom Inc.	204,172	1,873
*	AbClon Inc.	166,586	1,855
[1]	ENF Technology Co. Ltd.	115,160	1,846
*,1	Com2uS Holdings Corp.	60,499	1,829
[1]	LX Hausys Ltd.	80,792	1,823
*,1	UniTest Inc.	202,946	1,812
[1]	Huons Co. Ltd.	82,572	1,810
*,1	Mezzion Pharma Co. Ltd.	196,872	1,805
	Kwang Dong Pharmaceutical Co. Ltd.	434,519	1,801
	HDC Holdings Co. Ltd.	464,161	1,778
	Korea Real Estate Investment & Trust Co. Ltd.	1,850,286	1,771
	Seah Besteel Holdings Corp.	150,066	1,762
	Namhae Chemical Corp.	273,548	1,750
*,1	Solid Inc.	587,150	1,741
*	Sambu Engineering & Construction Co. Ltd.	1,820,197	1,740
*	OliX Pharmaceuticals Inc.	125,126	1,735
*	HJ Shipbuilding & Construction Co. Ltd.	700,418	1,723
	iMarketKorea Inc.	238,233	1,721
[1]	Yuanta Securities Korea Co. Ltd.	1,009,426	1,702
[1]	KH Vatec Co. Ltd.	197,214	1,677
	Tongyang Inc.	2,409,270	1,674
[1]	Hanil Cement Co. Ltd.	211,513	1,674
	Mirae Asset Life Insurance Co. Ltd.	887,668	1,650
	KISWIRE Ltd.	130,307	1,639
[1]	Cuckoo Homesys Co. Ltd.	80,217	1,614
	Binggrae Co. Ltd.	61,330	1,605
*	Daea TI Co. Ltd.	800,898	1,598
[1]	Seobu T&D	332,952	1,566
	HS Industries Co. Ltd.	577,669	1,522
	Tongyang Life Insurance Co. Ltd.	420,958	1,511
*,1	Ace Technologies Corp.	434,754	1,498
	KB Financial Group Inc. ADR	43,826	1,470
	Chongkundang Holdings Corp.	39,812	1,467
	KUMHOE&C Co. Ltd.	340,034	1,443
	Namyang Dairy Products Co. Ltd.	5,650	1,441
	SPC Samlip Co. Ltd.	28,906	1,429
	KC Tech Co. Ltd.	131,583	1,392
	Amorepacific Corp. Preference Shares	53,519	1,381
[1]	Gradiant Corp.	143,872	1,376
*,1	Samsung Pharmaceutical Co. Ltd.	721,503	1,376
*	Eutilex Co. Ltd.	268,300	1,371
	LOTTE Himart Co. Ltd.	147,046	1,361
[1]	CJ Freshway Corp.	59,987	1,343

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Peptron Inc.	241,087	1,343
*,1	Inscobee Inc.	1,232,262	1,322
	LG HelloVision Co. Ltd.	413,799	1,317
*,1	Toptec Co. Ltd.	272,405	1,290
	Kolon Corp.	80,912	1,281
	CJ CheilJedang Corp. Preference Shares	10,855	1,260
*	Giantstep Inc.	104,385	1,251
	E1 Corp.	41,656	1,248
	Dongwon F&B Co. Ltd.	13,754	1,245
	Hyundai Bioland Co. Ltd.	143,928	1,221
	Eugene Investment & Securities Co. Ltd.	757,438	1,218
*	Hansol Technics Co. Ltd.	330,902	1,206
	Daeduck Co. Ltd.	282,865	1,196
	Daol Investment & Securities Co. Ltd.	549,043	1,191
*	Aprogen pharmaceuticals Inc.	3,048,314	1,185
	Hankook Shell Oil Co. Ltd.	6,713	1,173
	Korea Asset In Trust Co. Ltd.	568,952	1,158
*	Homecast Co. Ltd.	397,746	1,148
*,1	Wonik Holdings Co. Ltd.	482,406	1,126
	Dae Han Flour Mills Co. Ltd.	12,382	1,120
*,1	Enzychem Lifesciences Corp.	835,938	1,119
[1]	Soulbrain Holdings Co. Ltd.	68,087	1,104
	Maeil Dairies Co. Ltd.	33,318	1,100
	Jeil Pharmaceutical Co. Ltd.	86,660	1,084
	Samyang Corp.	41,631	1,083
[1]	OptoElectronics Solutions Co. Ltd.	96,861	1,076
*,1	Cafe24 Corp.	149,336	1,056
*	Namsun Aluminum Co. Ltd.	716,551	1,045
	Hanil Holdings Co. Ltd.	146,723	1,039
	KISCO Corp.	251,497	1,027
*	Interflex Co. Ltd.	140,528	1,009
	KT Skylife Co. Ltd.	175,300	1,006
	ICD Co. Ltd.	158,342	940
	Humedix Co. Ltd.	63,493	938
	KC Co. Ltd.	86,219	936
*	KH FEELUX Co. Ltd.	1,338,439	915
*,1	Dongsung Pharmaceutical Co. Ltd.	194,596	915
[1]	HYUNDAI Corp.	79,528	903
[1]	Cuckoo Holdings Co. Ltd.	79,060	901
[1]	Huons Global Co. Ltd.	71,504	887
	Eusu Holdings Co. Ltd.	181,342	878
*,1	Cellid Co. Ltd.	83,905	878
	Taeyoung Engineering & Construction Co. Ltd.	287,481	847
	Kolmar Korea Holdings Co. Ltd.	86,871	840
	Woongjin Thinkbig Co. Ltd.	505,235	807
	DB Financial Investment Co. Ltd.	285,649	806
*	Able C&C Co. Ltd.	260,162	799
	Lock&Lock Co. Ltd.	184,572	789
	Hansol Holdings Co. Ltd.	341,065	756
	BGF Co. Ltd.	325,638	745
*,1	HLB Inc. Rights Exp. 12/2/22	105,674	727
*	Anterogen Co. Ltd.	69,254	693
*,1	Telcon RF Pharmaceutical Inc.	919,001	683
	Byucksan Corp.	498,346	679
	Sindoh Co. Ltd.	29,753	672
	Aekyung Industrial Co. Ltd.	85,731	661
	Sam Young Electronics Co. Ltd.	95,857	659
*,1	CUROCOM Co. Ltd.	1,145,428	643
	Hyundai Engineering & Construction Co. Ltd. Preference Shares	15,876	631
	Hyundai Livart Furniture Co. Ltd.	102,947	608
	Kyobo Securities Co. Ltd.	162,374	595
*	Oscotec Inc. Rights Exp. 11/8/22	63,894	155
			10,369,351
Spain (1.5%)
	Iberdrola SA	79,413,957	807,583
	Banco Santander SA	221,431,412	574,277
		Shares	Market Value• ($000)
	Banco Bilbao Vizcaya Argentaria SA	81,474,903	420,312
	Industria de Diseno Textil SA	13,993,156	317,620
*	Amadeus IT Group SA	5,668,724	295,654
[2]	Cellnex Telecom SA	8,004,350	261,984
	Telefonica SA	67,870,887	233,964
	Repsol SA	16,684,883	226,989
	CaixaBank SA	57,361,121	190,212
	Ferrovial SA	6,247,694	152,683
*,2	Aena SME SA	938,596	110,315
	Red Electrica Corp. SA	5,743,382	92,903
	ACS Actividades de Construccion y Servicios SA	2,818,779	72,334
	Endesa SA	4,207,910	70,306
	Banco de Sabadell SA	74,921,966	58,949
	Bankinter SA	9,140,844	55,293
	Acciona SA	304,404	54,812
	Enagas SA	3,307,325	53,691
*	Siemens Gamesa Renewable Energy SA	2,983,509	52,894
	Naturgy Energy Group SA	1,918,797	49,241
	Merlin Properties Socimi SA	4,465,471	37,852
*	Grifols SA	4,307,020	36,642
	Viscofan SA	520,997	31,024
	Corp. ACCIONA Energias Renovables SA	757,589	29,789
	Inmobiliaria Colonial Socimi SA	4,573,708	24,121
	Acerinox SA	2,721,801	23,854
	Mapfre SA	13,214,858	22,666
*	Grifols SA Preference Shares Class B	3,516,970	21,995
[1]	Fluidra SA	1,490,076	20,237
	Grupo Catalana Occidente SA	694,156	18,853
	Vidrala SA	235,132	17,974
	CIE Automotive SA	681,673	17,364
	Cia de Distribucion Integral Logista Holdings SA	830,908	17,184
	Ebro Foods SA	990,723	15,449
	Faes Farma SA	4,029,557	15,210
	Indra Sistemas SA	1,638,894	14,658
[2]	Unicaja Banco SA	16,526,141	14,650
	Laboratorios Farmaceuticos Rovi SA	283,818	12,909
*	Solaria Energia y Medio Ambiente SA	810,127	12,813
	Sacyr SA	5,141,367	12,612
	Applus Services SA	1,846,734	10,905
	Pharma Mar SA	177,617	10,642
	Almirall SA	960,739	8,952
	Corp. Financiera Alba SA	188,506	8,380
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	8,890,961	8,333
[2]	Gestamp Automocion SA	2,059,441	7,252
*	Melia Hotels International SA	1,421,695	6,610
	Construcciones y Auxiliar de Ferrocarriles SA	245,436	6,408
	Prosegur Cia de Seguridad SA	3,339,648	6,219
	Ence Energia y Celulosa SA	1,633,735	5,595
[2]	Global Dominion Access SA	1,399,911	5,138
	Fomento de Construcciones y Contratas SA	601,906	5,014
[2]	Neinor Homes SA	556,264	4,447
	Lar Espana Real Estate Socimi SA	963,738	3,755
[2]	Aedas Homes SA	255,217	3,311
	Atresmedia Corp. de Medios de Comunicacion SA	1,104,942	3,189
*,1	Tecnicas Reunidas SA	398,556	2,845
[2]	Prosegur Cash SA	4,598,916	2,771
*,1	Distribuidora Internacional de Alimentacion SA	198,636,578	2,412
*	Mediaset Espana Comunicacion SA	698,142	2,171
*,1	NH Hotel Group SA	261,569	698
	Banco Santander SA (XMEX)	4	—
*,1,3	Let's GOWEX SA	155,449	—
			4,684,919

Total International Stock Index Fund
		Shares	Market Value• ($000)
Sweden (2.2%)
	Investor AB Class B	24,635,694	402,070
	Atlas Copco AB Class A	33,571,039	358,312
	Volvo AB Class B	21,527,196	352,334
	Hexagon AB Class B	24,999,515	247,143
	Assa Abloy AB Class B	12,238,411	247,119
	Sandvik AB	14,359,290	224,389
	Telefonaktiebolaget LM Ericsson Class B	40,279,384	223,927
	Swedish Match AB	19,689,572	202,505
	Skandinaviska Enskilda Banken AB Class A	19,113,468	201,521
	Swedbank AB Class A	13,404,330	199,832
[2]	Evolution AB	2,133,344	199,004
	Atlas Copco AB Class B	20,262,495	195,962
	Svenska Handelsbanken AB Class A	19,674,041	182,792
	Essity AB Class B	8,127,601	171,723
	Nibe Industrier AB Class B	19,378,166	154,575
	Epiroc AB Class A	8,413,018	128,790
[1]	H & M Hennes & Mauritz AB Class B	11,695,388	117,798
	Investor AB Class A	6,699,218	113,919
	Boliden AB	3,653,626	106,251
	Alfa Laval AB	4,121,686	101,457
	Svenska Cellulosa AB SCA Class B	8,160,314	96,274
	Telia Co. AB	34,205,242	90,636
	EQT AB	3,796,449	74,714
	SKF AB Class B	5,148,056	74,521
	Skanska AB Class B	4,787,336	74,450
	Trelleborg AB Class B	3,154,929	69,469
	Epiroc AB Class B	4,922,041	66,089
	Industrivarden AB Class A	2,900,782	65,697
	Indutrade AB	3,748,066	65,621
	Getinge AB Class B	2,979,588	60,465
	Tele2 AB Class B	7,352,700	60,263
	Industrivarden AB Class C	2,387,041	53,602
[1]	Securitas AB Class B	6,517,085	53,250
	Beijer Ref AB Class B	3,269,322	50,682
	Holmen AB Class B	1,283,111	46,565
	Lifco AB Class B	3,029,533	43,776
*	Swedish Orphan Biovitrum AB	2,359,886	43,468
	Saab AB Class B	1,224,701	43,274
	Sagax AB Class B	2,272,107	41,869
*	Kinnevik AB Class B	3,300,650	40,774
	Castellum AB	3,439,143	39,324
	L E Lundbergforetagen AB Class B	982,108	38,761
	SSAB AB Class B	8,225,702	38,220
	Billerud AB	2,808,424	36,256
[1]	Electrolux AB Class B	2,931,811	36,170
	Hexatronic Group AB	2,642,301	35,759
	Axfood AB	1,439,353	35,636
	Husqvarna AB Class B	5,731,678	34,030
	AAK AB	2,324,235	33,881
	Avanza Bank Holding AB	1,663,184	33,176
	Hexpol AB	3,320,932	32,778
	Investment AB Latour Class B	1,905,013	32,180
	AddTech AB Class B	2,528,231	30,549
*,1	Volvo Car AB Class B	7,140,823	30,306
*	Fastighets AB Balder Class B	8,066,282	30,278
	Nordnet AB publ	2,283,187	28,284
[2]	Thule Group AB	1,396,037	27,503
	Loomis AB Class B	973,162	27,247
[2]	Bravida Holding AB	2,693,644	25,237
	Fabege AB	3,401,955	24,698
[2]	Dometic Group AB	4,265,168	24,420
	Volvo AB Class A	1,422,750	24,303
	Elekta AB Class B	4,761,824	24,203
	Wihlborgs Fastigheter AB	3,554,851	23,289
	Lagercrantz Group AB Class B	2,648,017	22,683
*	Sectra AB Class B	1,705,197	22,606
		Shares	Market Value• ($000)
	Sweco AB Class B	2,688,481	20,200
[1]	Samhallsbyggnadsbolaget i Norden AB Ordinary Shares	14,106,858	19,381
*,1,2	Sinch AB	8,194,403	19,240
*	Viaplay Group AB Class B	1,012,122	18,478
	SSAB AB Class A	3,710,083	17,846
	AFRY AB	1,317,227	17,689
	Hufvudstaden AB Class A	1,430,870	17,051
	Wallenstam AB Class B	4,460,053	15,736
	Nyfosa AB	2,441,231	14,589
*	Pandox AB Class B	1,186,238	14,527
	Mycronic AB	908,826	14,263
	Vitrolife AB	880,405	14,229
	Biotage AB	864,065	14,182
	Bure Equity AB	733,131	14,148
	Peab AB Class B	2,665,470	13,830
	Catena AB	406,101	13,792
	JM AB	915,243	13,781
	AddLife AB Class B	1,440,318	13,465
	Addnode Group AB Class B	1,543,957	13,432
	Storskogen Group AB Class B	18,343,094	13,393
	Intrum AB	1,041,168	13,100
	Instalco AB	3,133,482	12,569
*	Modern Times Group MTG AB Class B	1,608,131	12,056
	Arjo AB Class B	2,939,957	11,727
	Vitec Software Group AB Class B	319,005	11,705
*	Stillfront Group AB	5,916,233	11,515
*	Betsson AB Class B	1,582,106	11,505
	Electrolux Professional AB Class B	2,988,692	11,283
[2]	Munters Group AB	1,422,023	11,094
	NCC AB Class B	1,267,144	10,558
	Bilia AB Class A	990,554	10,492
	Nolato AB Class B	2,370,560	9,999
*	Alleima AB	2,888,272	9,841
	Ratos AB Class B	2,614,105	9,785
	HMS Networks AB	379,656	9,768
	Hemnet Group AB	782,350	9,720
	Medicover AB Class B	781,956	9,684
*,1	Truecaller AB Class B	2,639,682	9,662
	Lindab International AB	904,006	9,616
	Granges AB	1,395,441	9,430
	MIPS AB	291,480	9,427
	Cibus Nordic Real Estate AB	650,515	8,886
	Concentric AB	491,733	8,145
	Atrium Ljungberg AB Class B	604,887	8,090
*	Cint Group AB	1,514,032	7,974
	Beijer Alma AB	562,986	7,871
	Dios Fastigheter AB	1,140,091	7,487
*	Sdiptech AB Class B	387,458	7,471
	Bufab AB	385,967	7,295
	Troax Group AB	456,886	6,781
[1]	Svenska Handelsbanken AB Class B	584,718	6,394
	INVISIO AB	426,844	6,334
*,1,2	Boozt AB	834,920	6,089
*	Camurus AB	257,178	5,967
	Corem Property Group AB Class B	9,414,176	5,860
	NP3 Fastigheter AB	363,473	5,776
*,1,2	Scandic Hotels Group AB	1,776,015	5,632
	MEKO AB	540,960	5,112
	Systemair AB	961,103	5,086
	Cloetta AB Class B	2,759,222	5,044
	SkiStar AB	525,092	5,025
	Platzer Fastigheter Holding AB Class B	704,857	4,369
	Investment AB Oresund	420,523	4,365
	Sagax AB	1,749,899	4,214
[2]	Resurs Holding AB	1,858,969	4,039
	Fagerhult AB	916,939	3,655

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Clas Ohlson AB Class B	501,965	3,352
	Bonava AB Class B	990,166	2,896
[1]	Corem Property Group AB Preference Shares	142,937	2,797
*,2	Attendo AB	1,329,916	2,745
*	Collector Bank AB	1,037,116	2,535
	Nobia AB	1,499,261	2,497
	Volati AB	263,222	2,409
	Telefonaktiebolaget LM Ericsson Class A	347,416	2,064
[1]	Samhallsbyggnadsbolaget i Norden AB	1,222,432	2,010
*,1	BHG Group AB	1,187,590	1,990
	Skandinaviska Enskilda Banken AB Class C	136,546	1,557
*,1	BICO Group AB Class B	398,286	1,527
	Svenska Cellulosa AB SCA Class A	51,288	619
	NCC AB Class A	33,477	358
	Bonava AB	73,624	236
	Husqvarna AB Class A	35,037	209
*,3	OW Bunker A/S	129,331	—
			6,859,209
Switzerland (5.7%)
	Nestle SA (Registered)	35,950,885	3,913,570
	Roche Holding AG	9,219,286	3,058,942
	Novartis AG (Registered)	27,325,132	2,210,351
	Zurich Insurance Group AG	1,977,864	842,914
	Cie Financiere Richemont SA (Registered)	6,814,335	665,989
	ABB Ltd. (Registered)	20,270,784	562,926
	Lonza Group AG (Registered)	987,384	508,290
	Sika AG (Registered)	2,040,089	459,991
	Alcon Inc.	6,141,645	373,936
	Givaudan SA (Registered)	123,142	367,818
	Swiss Re AG	3,852,861	286,209
	Partners Group Holding AG	299,231	268,585
*	Holcim AG	5,869,309	266,657
	Geberit AG (Registered)	463,407	206,002
	Swiss Life Holding AG (Registered)	405,553	196,378
	SGS SA (Registered)	78,652	173,389
	Swisscom AG (Registered)	338,369	167,083
	Sonova Holding AG (Registered)	685,797	162,098
	Roche Holding AG (Bearer)	385,740	156,568
	Credit Suisse Group AG (Registered)	34,844,564	144,342
	Kuehne + Nagel International AG (Registered)	668,449	142,290
	Julius Baer Group Ltd.	2,830,120	135,786
	Straumann Holding AG (Registered)	1,420,494	135,190
	Chocoladefabriken Lindt & Spruengli AG	13,909	133,485
	Chocoladefabriken Lindt & Spruengli AG (Registered)	1,360	132,177
*	SIG Group AG	5,068,634	97,435
	Logitech International SA (Registered)	1,932,393	96,102
	Swatch Group AG	400,327	89,957
	Schindler Holding AG	550,985	89,847
	Barry Callebaut AG (Registered)	47,450	89,771
	Baloise Holding AG (Registered)	601,083	82,121
	Swiss Prime Site AG (Registered)	1,011,911	81,654
[2]	VAT Group AG	342,744	78,249
	Adecco Group AG (Registered)	2,122,538	66,427
*	Holcim AG (XPAR)	1,401,544	63,284
	Tecan Group AG (Registered)	168,852	61,941
	PSP Swiss Property AG (Registered)	573,913	61,311
	Georg Fischer AG (Registered)	1,094,086	60,596
	EMS-Chemie Holding AG (Registered)	94,656	59,519
	Belimo Holding AG (Registered)	123,311	50,226
*	Clariant AG (Registered)	3,021,917	48,565
	Temenos AG (Registered)	806,096	48,010
[2]	Galenica AG	646,892	46,478
	Helvetia Holding AG (Registered)	465,821	46,257
*	Flughafen Zurich AG (Registered)	253,483	39,324
	Schindler Holding AG (Registered)	245,307	38,616
	DKSH Holding AG	475,994	34,339
		Shares	Market Value• ($000)
	Banque Cantonale Vaudoise (Registered)	373,779	33,265
*	Siegfried Holding AG (Registered)	53,985	32,136
[1]	Bachem Holding AG (Registered) Class B	408,800	29,313
	Bucher Industries AG (Registered)	86,469	29,154
	Cembra Money Bank AG	391,827	28,415
	Allreal Holding AG (Registered)	195,247	27,968
	BKW AG	239,597	27,952
*	Dufry AG (Registered)	832,395	27,459
*,1	Idorsia Ltd.	1,601,371	24,793
	Mobimo Holding AG (Registered)	94,800	22,113
	Huber + Suhner AG (Registered)	247,338	22,031
	SFS Group AG	234,023	21,162
	Swatch Group AG (Registered)	503,189	21,023
[1]	Stadler Rail AG	708,931	20,861
	Emmi AG (Registered)	25,747	20,545
	Vontobel Holding AG (Registered)	360,273	20,273
	Inficon Holding AG (Registered)	25,324	20,136
	Valiant Holding AG (Registered)	204,672	20,047
*	ams-OSRAM AG	3,299,841	18,678
*	Landis+Gyr Group AG	323,145	18,622
	Burckhardt Compression Holding AG	40,956	17,718
	Daetwyler Holding AG	97,985	17,390
*	Accelleron Industries AG	1,012,144	17,163
*,1	Meyer Burger Technology AG	35,525,391	17,018
	St. Galler Kantonalbank AG (Registered)	35,651	16,784
	OC Oerlikon Corp. AG (Registered)	2,596,084	16,768
*	Softwareone Holding AG	1,434,383	16,143
	Comet Holding AG (Registered)	99,048	15,768
	Forbo Holding AG (Registered)	12,624	15,282
	Sulzer AG (Registered)	228,885	15,265
	Interroll Holding AG (Registered)	7,192	15,151
	Swissquote Group Holding SA (Registered)	116,592	13,810
*,1	Dottikon Es Holding AG (Registered)	58,788	13,640
	dormakaba Holding AG	40,742	12,932
*	Aryzta AG	12,498,582	12,812
*,2	Sensirion Holding AG	134,815	12,266
[1]	Vifor Pharma AG	67,244	12,021
	VZ Holding AG	172,778	11,916
	Kardex Holding AG (Registered)	76,747	11,736
	Komax Holding AG (Registered)	46,256	10,856
	LEM Holding SA (Registered)	6,104	10,163
	Bystronic AG	16,816	9,659
*	u-blox Holding AG	88,256	9,036
*	EFG International AG	1,071,092	8,766
	Intershop Holding AG	14,195	8,633
	SKAN Group AG	141,399	8,577
	Schweiter Technologies AG	12,176	8,157
[1]	COSMO Pharmaceuticals NV	126,040	7,361
*	Implenia AG (Registered)	195,449	7,337
	Ypsomed Holding AG (Registered)	45,042	7,244
*,1	Basilea Pharmaceutica AG (Registered)	154,798	7,121
[2]	Medacta Group SA	78,998	7,103
	Arbonia AG	577,264	7,016
	Bossard Holding AG (Registered) Class A	34,629	6,875
	Zehnder Group AG	122,209	6,581
	Bell Food Group AG (Registered)	24,791	6,046
	TX Group AG	41,399	5,752
	Leonteq AG	141,796	5,720
*	ALSO Holding AG (Registered)	36,010	5,660
*,2	PolyPeptide Group AG	193,917	5,638
[2]	Medmix AG	312,420	5,500
	Vetropack Holding AG (Registered) Class A	171,400	5,480
*,2	Medartis Holding AG	57,239	4,448
	Autoneum Holding AG	40,461	3,870
	Hiag Immobilien Holding AG	43,460	3,498
*,2	Montana Aerospace AG	284,812	3,266
	Rieter Holding AG (Registered)	38,504	3,209

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	VP Bank AG Class A	35,749	3,102
*,1	Zur Rose Group AG	107,059	2,892
	Bobst Group SA (Registered)	38,515	2,367
*	Swiss Steel Holding AG	9,722,590	2,189
	APG SGA SA	12,044	1,967
			18,069,613
Taiwan (3.9%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	320,361,748	3,851,456
	Hon Hai Precision Industry Co. Ltd.	159,205,135	505,648
	MediaTek Inc.	19,849,239	361,816
	Delta Electronics Inc.	28,827,649	229,376
*	United Microelectronics Corp.	147,015,905	176,781
	Chunghwa Telecom Co. Ltd.	46,912,198	161,749
	Nan Ya Plastics Corp.	75,354,133	159,663
	Fubon Financial Holding Co. Ltd.	98,403,475	155,432
	CTBC Financial Holding Co. Ltd.	242,100,922	152,944
	Mega Financial Holding Co. Ltd.	148,876,741	137,927
	China Steel Corp.	164,563,247	136,986
	E.Sun Financial Holding Co. Ltd.	180,770,803	129,914
	Uni-President Enterprises Corp.	63,943,979	129,855
	Cathay Financial Holding Co. Ltd.	110,322,283	129,111
	Formosa Plastics Corp.	49,778,724	128,250
	ASE Technology Holding Co. Ltd.	45,440,461	112,199
	First Financial Holding Co. Ltd.	139,065,463	106,678
	Taiwan Cooperative Financial Holding Co. Ltd.	134,654,522	104,332
	Formosa Chemicals & Fibre Corp.	45,711,437	98,530
	Yuanta Financial Holding Co. Ltd.	159,743,018	97,540
	Hua Nan Financial Holdings Co. Ltd.	135,572,714	88,444
	Chailease Holding Co. Ltd.	18,420,167	84,966
	Largan Precision Co. Ltd.	1,368,346	78,286
	China Development Financial Holding Corp.	215,062,115	78,256
	Hotai Motor Co. Ltd.	4,260,625	77,085
	E Ink Holdings Inc.	11,895,378	75,585
	Quanta Computer Inc.	35,485,648	75,162
	Taiwan Cement Corp.	77,511,928	72,682
	SinoPac Financial Holdings Co. Ltd.	141,524,322	70,614
	Asustek Computer Inc.	9,416,511	68,847
	Taiwan Mobile Co. Ltd.	23,008,541	67,843
	Unimicron Technology Corp.	16,807,661	64,581
	Shanghai Commercial & Savings Bank Ltd.	43,713,560	62,917
	Taishin Financial Holding Co. Ltd.	151,703,498	62,258
	President Chain Store Corp.	7,486,379	62,249
	Yageo Corp.	5,364,998	60,823
	Novatek Microelectronics Corp.	7,645,121	56,962
	Lite-On Technology Corp.	28,366,809	56,173
	Accton Technology Corp.	7,103,436	53,417
	Far Eastern New Century Corp.	52,314,493	52,142
	Walsin Lihwa Corp.	45,771,022	50,631
	Realtek Semiconductor Corp.	6,343,988	50,011
	Pegatron Corp.	27,304,541	49,915
	Advantech Co. Ltd.	5,507,894	49,900
	Silergy Corp.	4,320,644	49,824
	Catcher Technology Co. Ltd.	9,439,062	49,584
	Airtac International Group	2,081,008	47,621
	Far EasTone Telecommunications Co. Ltd.	21,321,902	46,750
	Formosa Petrochemical Corp.	18,146,003	46,688
	Chang Hwa Commercial Bank Ltd.	88,358,385	45,470
	Shin Kong Financial Holding Co. Ltd.	179,590,405	44,524
	Ruentex Development Co. Ltd.	31,414,774	38,562
	Evergreen Marine Corp. Taiwan Ltd.	8,999,711	38,288
	Asia Cement Corp.	32,808,955	37,937
	Powerchip Semiconductor Manufacturing Corp.	38,162,000	36,328
	Compal Electronics Inc.	54,592,652	35,707
	Voltronic Power Technology Corp.	868,425	35,210
	Eclat Textile Co. Ltd.	2,660,128	34,908
	AUO Corp.	62,799,699	32,774
		Shares	Market Value• ($000)
	Yang Ming Marine Transport Corp.	17,039,962	31,722
	Globalwafers Co. Ltd.	2,841,436	31,494
	Micro-Star International Co. Ltd.	9,144,460	30,974
	Wistron Corp.	37,938,524	30,631
	eMemory Technology Inc.	923,253	30,615
	Inventec Corp.	40,396,836	30,550
	Pou Chen Corp.	35,697,366	30,136
	Synnex Technology International Corp.	18,138,184	29,531
	Feng TAY Enterprise Co. Ltd.	5,911,873	29,360
*	Tatung Co. Ltd.	29,617,778	28,717
	Chroma ATE Inc.	5,226,121	28,533
*	Oneness Biotech Co. Ltd.	3,985,000	28,137
	Zhen Ding Technology Holding Ltd.	8,448,214	27,688
	Sino-American Silicon Products Inc.	7,146,540	27,407
	WPG Holdings Ltd.	19,760,420	26,905
	Taiwan Business Bank	70,657,692	26,158
	Wiwynn Corp.	1,159,000	25,964
	Acer Inc.	37,913,771	25,942
	Wan Hai Lines Ltd.	12,305,274	25,761
	Giant Manufacturing Co. Ltd.	3,942,958	25,092
	Vanguard International Semiconductor Corp.	12,082,461	24,807
	TA Chen Stainless Pipe	21,072,662	24,623
	Cheng Shin Rubber Industry Co. Ltd.	24,423,063	24,435
	Taiwan High Speed Rail Corp.	27,932,487	24,334
	Winbond Electronics Corp.	39,554,469	23,842
	Teco Electric & Machinery Co. Ltd.	25,830,034	22,815
	Lotes Co. Ltd.	934,897	22,437
	Innolux Corp.	60,480,246	22,180
	Macronix International Co. Ltd.	24,043,546	22,151
	Highwealth Construction Corp.	17,224,768	22,136
	Sinbon Electronics Co. Ltd.	2,750,391	21,358
	Powertech Technology Inc.	9,217,231	21,287
	ASPEED Technology Inc.	404,660	20,978
	Foxconn Technology Co. Ltd.	14,703,233	20,582
	Lien Hwa Industrial Holdings Corp.	14,206,124	20,484
	Win Semiconductors Corp.	5,400,163	20,375
	Chicony Electronics Co. Ltd.	8,086,280	20,061
	China Airlines Ltd.	37,767,442	19,770
	Compeq Manufacturing Co. Ltd.	14,615,494	19,744
	Hiwin Technologies Corp.	3,826,687	19,660
	Phison Electronics Corp.	2,139,894	19,557
	AUO Corp. ADR	2,624,290	18,632
	Gigabyte Technology Co. Ltd.	6,488,160	18,525
	Nanya Technology Corp.	10,939,186	18,442
	Simplo Technology Co. Ltd.	2,320,139	18,435
	Alchip Technologies Ltd.	917,520	18,374
	Tripod Technology Corp.	6,595,270	18,223
	Radiant Opto-Electronics Corp.	5,925,517	18,054
	Merida Industry Co. Ltd.	3,272,004	17,830
	Elite Material Co. Ltd.	3,936,298	17,805
	Ruentex Industries Ltd.	10,232,322	17,480
	Parade Technologies Ltd.	926,732	17,452
	Global Unichip Corp.	1,158,525	17,427
	Taichung Commercial Bank Co. Ltd.	43,649,924	16,977
	Makalot Industrial Co. Ltd.	2,730,187	16,906
	Taiwan Fertilizer Co. Ltd.	10,004,225	16,220
	Walsin Technology Corp.	6,583,615	16,070
	King Yuan Electronics Co. Ltd.	14,915,721	15,091
*	HTC Corp.	9,674,079	15,089
	China Petrochemical Development Corp.	49,601,204	14,421
	Bizlink Holding Inc.	1,866,556	14,234
	Nien Made Enterprise Co. Ltd.	1,842,202	14,204
	International Games System Co. Ltd.	1,299,526	14,149
	Chipbond Technology Corp.	8,302,255	13,992
	Union Bank of Taiwan	29,615,000	13,900
	Qisda Corp.	18,185,660	13,824
	Taiwan Glass Industry Corp.	21,715,615	13,716

Total International Stock Index Fund
		Shares	Market Value• ($000)
	CTCI Corp.	9,419,642	13,698
	IBF Financial Holdings Co. Ltd.	39,804,560	13,696
	YFY Inc.	17,219,047	13,629
	Eva Airways Corp.	18,626,943	13,451
	Jentech Precision Industrial Co. Ltd.	1,229,802	13,332
	Poya International Co. Ltd.	1,047,660	13,316
	Yulon Finance Corp.	3,151,571	13,315
	Chunghwa Telecom Co. Ltd. ADR	367,715	12,653
	Tung Ho Steel Enterprise Corp.	8,109,069	12,410
	Faraday Technology Corp.	2,827,786	12,384
	King's Town Bank Co. Ltd.	12,945,696	12,321
*	FLEXium Interconnect Inc.	4,195,334	11,885
	Eternal Materials Co. Ltd.	12,807,185	11,867
	Nan Ya Printed Circuit Board Corp.	1,788,556	11,669
	Kinsus Interconnect Technology Corp.	3,596,758	11,590
	Great Wall Enterprise Co. Ltd.	9,286,455	11,578
*	United Renewable Energy Co. Ltd.	17,114,408	11,125
*,1	United Microelectronics Corp. ADR	1,870,219	11,090
	Formosa Taffeta Co. Ltd.	13,865,498	11,026
	ENNOSTAR Inc.	8,647,740	10,985
	Tong Hsing Electronic Industries Ltd.	2,051,876	10,971
	momo.com Inc.	734,609	10,960
	King Slide Works Co. Ltd.	842,930	10,937
	Asia Vital Components Co. Ltd.	3,464,644	10,926
	Far Eastern International Bank	32,862,696	10,795
	Gold Circuit Electronics Ltd.	4,068,846	10,768
	HannStar Display Corp.	30,147,793	10,682
	Episil Technologies Inc.	3,970,233	10,669
	Goldsun Building Materials Co. Ltd.	14,983,982	10,514
	Yulon Motor Co. Ltd.	7,406,574	10,463
	Wisdom Marine Lines Co. Ltd.	6,456,487	10,442
	Taiwan Secom Co. Ltd.	3,607,339	10,335
	Genius Electronic Optical Co. Ltd.	1,110,565	10,306
	Mitac Holdings Corp.	12,246,570	10,278
	Cheng Loong Corp.	12,583,761	10,219
	Microbio Co. Ltd.	6,030,965	10,129
	Wistron NeWeb Corp.	3,872,164	10,040
	Shinkong Synthetic Fibers Corp.	20,047,312	10,032
	WT Microelectronics Co. Ltd.	5,524,486	9,978
	Taiwan Surface Mounting Technology Corp.	3,889,113	9,835
*	Nan Kang Rubber Tire Co. Ltd.	9,215,745	9,753
	Topco Scientific Co. Ltd.	2,104,260	9,737
	Elan Microelectronics Corp.	3,785,344	9,503
	Taiwan Hon Chuan Enterprise Co. Ltd.	3,673,133	9,493
	ASMedia Technology Inc.	521,775	9,367
	Via Technologies Inc.	4,723,909	9,329
	United Integrated Services Co. Ltd.	2,058,603	9,239
	Sanyang Motor Co. Ltd.	8,042,689	9,048
	Feng Hsin Steel Co. Ltd.	5,121,000	8,930
	Pan Jit International Inc.	5,205,398	8,852
	Tong Yang Industry Co. Ltd.	6,250,142	8,746
*	EirGenix Inc.	2,750,277	8,653
	TXC Corp.	3,635,090	8,579
	Chung-Hsin Electric & Machinery Manufacturing Corp.	5,545,593	8,482
	Wafer Works Corp.	6,845,312	8,444
	Huaku Development Co. Ltd.	3,141,856	8,392
	Ardentec Corp.	6,434,391	8,334
	Fusheng Precision Co. Ltd.	1,459,000	8,205
	Sigurd Microelectronics Corp.	5,686,585	8,185
	AP Memory Technology Corp.	1,750,146	8,150
	Capital Securities Corp.	26,217,508	8,122
	ChipMOS Technologies Inc.	8,010,348	7,867
	Kenda Rubber Industrial Co. Ltd.	8,303,000	7,862
	Far Eastern Department Stores Ltd.	13,989,887	7,811
	Kinpo Electronics	17,750,193	7,765
	Coretronic Corp.	4,994,212	7,728
		Shares	Market Value• ($000)
	Charoen Pokphand Enterprise	3,288,374	7,721
	Yieh Phui Enterprise Co. Ltd.	17,441,484	7,711
	TSRC Corp.	9,328,009	7,643
	Tainan Spinning Co. Ltd.	15,188,940	7,616
	Transcend Information Inc.	3,771,325	7,530
	USI Corp.	11,903,641	7,464
	Taiwan Semiconductor Co. Ltd.	3,208,342	7,443
	Standard Foods Corp.	6,061,849	7,265
	Primax Electronics Ltd.	4,322,882	7,242
	Sercomm Corp.	3,077,250	7,192
	Hota Industrial Manufacturing Co. Ltd.	3,074,801	7,112
	Clevo Co.	7,416,551	7,068
	Chung Hung Steel Corp.	11,487,000	7,000
	Center Laboratories Inc.	5,136,022	6,934
	Sitronix Technology Corp.	1,340,567	6,859
	International CSRC Investment Holdings Co.	11,535,159	6,755
	Nuvoton Technology Corp.	2,102,000	6,645
	Hotai Finance Co. Ltd.	2,272,000	6,625
	Fitipower Integrated Technology Inc.	2,038,648	6,542
	China Steel Chemical Corp.	2,048,245	6,535
	General Interface Solution Holding Ltd.	2,711,276	6,531
	Merry Electronics Co. Ltd.	2,675,063	6,517
	O-Bank Co. Ltd.	26,495,547	6,516
	XinTec Inc.	2,175,714	6,441
	TTY Biopharm Co. Ltd.	2,763,457	6,419
	Arcadyan Technology Corp.	2,290,082	6,387
	Grand Pacific Petrochemical	11,818,283	6,371
	Fulgent Sun International Holding Co. Ltd.	1,481,744	6,261
	Elite Semiconductor Microelectronics Technology Inc.	3,206,717	6,173
*	Medigen Vaccine Biologics Corp.	3,077,336	6,139
	U-Ming Marine Transport Corp.	5,521,610	6,014
	Foxsemicon Integrated Technology Inc.	1,165,131	6,013
	Farglory Land Development Co. Ltd.	3,640,158	6,006
	Raydium Semiconductor Corp.	831,000	5,983
*	TSEC Corp.	5,767,454	5,971
	Supreme Electronics Co. Ltd.	5,777,259	5,930
	Wah Lee Industrial Corp.	2,365,768	5,885
	SDI Corp.	2,125,876	5,861
	Getac Holdings Corp.	4,853,752	5,858
	Everlight Electronics Co. Ltd.	5,511,687	5,845
	Andes Technology Corp.	506,000	5,822
	Greatek Electronics Inc.	4,006,961	5,769
*	Lotus Pharmaceutical Co. Ltd.	1,199,189	5,729
	Allied Supreme Corp.	705,000	5,674
	Advanced Energy Solution Holding Co. Ltd.	324,450	5,639
	Sporton International Inc.	900,132	5,634
	Grape King Bio Ltd.	1,476,683	5,563
	ITEQ Corp.	3,281,177	5,561
	Cleanaway Co. Ltd.	1,062,359	5,500
	Continental Holdings Corp.	6,261,000	5,412
	FocalTech Systems Co. Ltd.	2,549,403	5,395
	Longchen Paper & Packaging Co. Ltd.	11,728,331	5,393
	Cheng Uei Precision Industry Co. Ltd.	5,170,595	5,381
	ADATA Technology Co. Ltd.	3,225,467	5,381
	President Securities Corp.	11,709,690	5,315
	Universal Vision Biotechnology Co. Ltd.	693,000	5,300
	Chong Hong Construction Co. Ltd.	2,392,790	5,279
	Evergreen International Storage & Transport Corp.	6,521,793	5,239
	Asia Optical Co. Inc.	2,939,519	5,213
	Ton Yi Industrial Corp.	10,059,324	5,171
	Gudeng Precision Industrial Co. Ltd.	772,054	5,170
	Pan-International Industrial Corp.	5,234,613	5,154
	Chang Wah Electromaterials Inc.	5,434,000	5,137
	Century Iron & Steel Industrial Co. Ltd.	2,150,000	5,123
	Solar Applied Materials Technology Corp.	5,932,689	5,088

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Taiwan-Asia Semiconductor Corp.	5,190,266	5,077
	Chicony Power Technology Co. Ltd.	2,331,000	5,050
	Sinon Corp.	4,588,000	5,040
	Taiwan Paiho Ltd.	3,334,592	5,038
	Nantex Industry Co. Ltd.	4,778,409	5,015
*	Taiwan TEA Corp.	7,832,399	4,988
	Oriental Union Chemical Corp.	9,505,474	4,972
	Holy Stone Enterprise Co. Ltd.	1,819,126	4,920
	Hu Lane Associate Inc.	1,086,482	4,908
	UPI Semiconductor Corp.	678,000	4,855
	Kinik Co.	1,539,479	4,848
	Formosa International Hotels Corp.	867,756	4,814
*	Adimmune Corp.	4,704,575	4,793
	Cub Elecparts Inc.	1,109,752	4,774
	Taiwan Mask Corp.	2,612,000	4,754
	Pegavision Corp.	543,000	4,741
	TaiDoc Technology Corp.	894,645	4,715
	Taiwan Sakura Corp.	2,593,006	4,708
	Test Research Inc.	2,524,878	4,704
*	Shihlin Paper Corp.	3,133,000	4,647
	BES Engineering Corp.	18,702,754	4,631
	China Motor Corp.	3,557,222	4,604
	TCI Co. Ltd.	1,379,788	4,596
*	Unitech Printed Circuit Board Corp.	8,461,218	4,580
	Topkey Corp.	855,000	4,568
	UPC Technology Corp.	12,067,277	4,560
	Shin Zu Shing Co. Ltd.	1,889,166	4,559
	Prince Housing & Development Corp.	14,266,870	4,557
	Nichidenbo Corp.	3,091,000	4,555
	Ennoconn Corp.	793,996	4,540
	Gloria Material Technology Corp.	5,079,126	4,468
	Shiny Chemical Industrial Co. Ltd.	1,436,250	4,468
*	TaiMed Biologics Inc.	2,549,087	4,447
	Taiwan Union Technology Corp.	3,255,239	4,420
	AcBel Polytech Inc.	5,130,994	4,375
	Visual Photonics Epitaxy Co. Ltd.	2,431,609	4,341
*	OBI Pharma Inc.	2,126,690	4,303
	Innodisk Corp.	837,137	4,281
	China Man-Made Fiber Corp.	17,620,236	4,220
	Holtek Semiconductor Inc.	2,009,952	4,127
	Asia Polymer Corp.	5,358,624	4,123
	Silicon Integrated Systems Corp.	8,711,821	4,092
	Taiwan Cogeneration Corp.	4,501,754	4,085
	TPK Holding Co. Ltd.	4,615,313	4,074
*	Career Technology MFG. Co. Ltd.	5,418,395	4,040
	Jih Sun Financial Holdings Co. Ltd.	11,109,796	4,033
*	Phihong Technology Co. Ltd.	3,645,679	4,025
	Chang Wah Technology Co. Ltd.	4,460,000	4,005
	Dynapack International Technology Corp.	1,876,479	3,979
*	Asia Pacific Telecom Co. Ltd.	20,266,002	3,976
	St. Shine Optical Co. Ltd.	605,727	3,961
	Ta Ya Electric Wire & Cable	7,738,480	3,960
	Thinking Electronic Industrial Co. Ltd.	1,087,000	3,953
	Hannstar Board Corp.	4,438,657	3,949
	YC INOX Co. Ltd.	4,978,055	3,906
	Sunplus Technology Co. Ltd.	5,587,752	3,887
	Acter Group Corp. Ltd.	1,324,168	3,861
	Pixart Imaging Inc.	1,538,804	3,846
	Co-Tech Development Corp.	2,844,000	3,839
	Advanced International Multitech Co. Ltd.	1,330,115	3,827
	Formosa Sumco Technology Corp.	849,000	3,817
	Systex Corp.	1,853,140	3,804
	Chin-Poon Industrial Co. Ltd.	4,428,799	3,771
	Brighton-Best International Taiwan Inc.	3,631,000	3,770
	Kindom Development Co. Ltd.	5,036,850	3,761
	Lealea Enterprise Co. Ltd.	11,660,771	3,757
	Hsin Kuang Steel Co. Ltd.	3,491,403	3,694
		Shares	Market Value• ($000)
	China General Plastics Corp.	6,020,597	3,684
	Depo Auto Parts Ind Co. Ltd.	1,788,025	3,678
	Apex International Co. Ltd.	2,406,000	3,675
	Hung Sheng Construction Ltd.	4,786,107	3,658
	Global Mixed Mode Technology Inc.	904,342	3,605
*	Mercuries Life Insurance Co. Ltd.	21,064,250	3,578
	Advanced Wireless Semiconductor Co.	1,859,030	3,554
	Sunny Friend Environmental Technology Co. Ltd.	842,798	3,516
	Gemtek Technology Corp.	4,297,668	3,476
	Darfon Electronics Corp.	2,962,164	3,472
	Cathay Real Estate Development Co. Ltd.	7,694,505	3,460
	Etron Technology Inc.	3,212,273	3,452
	Tung Thih Electronic Co. Ltd.	828,118	3,433
	Taiwan PCB Techvest Co. Ltd.	3,381,549	3,416
	AURAS Technology Co. Ltd.	914,000	3,393
	Marketech International Corp.	1,123,000	3,392
	PharmaEngine Inc.	1,129,477	3,316
	KMC Kuei Meng International Inc.	764,000	3,305
*	D-Link Corp.	7,312,584	3,291
	Federal Corp.	5,711,195	3,288
	Sinyi Realty Inc.	3,763,300	3,273
	Sampo Corp.	4,491,497	3,272
*	Ambassador Hotel	3,361,000	3,253
	Advanced Ceramic X Corp.	682,971	3,245
	Unizyx Holding Corp.	4,083,952	3,244
	Chlitina Holding Ltd.	703,977	3,217
	Sunonwealth Electric Machine Industry Co. Ltd.	2,575,000	3,204
	Kung Long Batteries Industrial Co. Ltd.	761,932	3,202
	Actron Technology Corp.	763,000	3,194
	Taiflex Scientific Co. Ltd.	2,552,994	3,181
	Orient Semiconductor Electronics Ltd.	6,328,208	3,171
	Johnson Health Tech Co. Ltd.	1,410,092	3,155
	Aten International Co. Ltd.	1,339,480	3,141
	ScinoPharm Taiwan Ltd.	4,232,946	3,122
	Flytech Technology Co. Ltd.	1,590,785	3,120
	CyberTAN Technology Inc.	4,608,006	3,110
	Ho Tung Chemical Corp.	12,421,141	3,091
	Altek Corp.	2,957,823	3,066
	ITE Technology Inc.	1,662,399	3,059
	RichWave Technology Corp.	1,037,337	3,055
	Gourmet Master Co. Ltd.	1,003,237	3,045
*	RDC Semiconductor Co. Ltd.	704,000	3,036
	Soft-World International Corp.	1,363,372	3,028
*	CSBC Corp. Taiwan	6,601,860	3,008
*	Wowprime Corp.	775,817	3,003
	Chief Telecom Inc.	348,000	3,000
	Namchow Holdings Co. Ltd.	2,229,971	2,996
	YungShin Global Holding Corp.	2,457,434	2,965
	Xxentria Technology Materials Corp.	1,668,444	2,933
	Lung Yen Life Service Corp.	2,658,221	2,910
	Chunghwa Precision Test Tech Co. Ltd.	247,368	2,908
	Mercuries & Associates Holding Ltd.	6,591,811	2,891
	Wei Chuan Foods Corp.	5,095,507	2,883
	Motech Industries Inc.	3,911,988	2,866
	China Metal Products	3,448,113	2,865
	Sonix Technology Co. Ltd.	2,003,316	2,848
	Shinkong Insurance Co. Ltd.	2,022,000	2,763
	Everlight Chemical Industrial Corp.	5,142,329	2,761
	Alpha Networks Inc.	3,288,750	2,728
	LandMark Optoelectronics Corp.	943,155	2,706
	Genesys Logic Inc.	1,045,000	2,692
	Posiflex Technology Inc.	755,612	2,686
	Chia Hsin Cement Corp.	5,436,000	2,670
	Chung Hwa Pulp Corp.	5,136,818	2,648
	Adlink Technology Inc.	1,705,484	2,641

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	CMC Magnetics Corp.	13,040,253	2,619
	Huang Hsiang Construction Corp.	2,133,571	2,606
	Weltrend Semiconductor	1,978,182	2,603
	Swancor Holding Co. Ltd.	935,426	2,582
	Bioteque Corp.	777,525	2,579
	Gamania Digital Entertainment Co. Ltd.	1,543,424	2,569
	Dimerco Express Corp.	1,326,453	2,545
	T3EX Global Holdings Corp.	1,350,000	2,535
	AmTRAN Technology Co. Ltd.	8,807,430	2,526
	Bank of Kaohsiung Co. Ltd.	6,475,866	2,467
	Chun Yuan Steel Industry Co. Ltd.	5,365,000	2,466
*	Foresee Pharmaceuticals Co. Ltd.	1,080,000	2,458
	Anpec Electronics Corp.	750,000	2,445
	Taiwan Styrene Monomer	6,364,977	2,437
	Amazing Microelectronic Corp.	955,000	2,437
	Quanta Storage Inc.	2,042,136	2,391
	ASROCK Inc.	790,000	2,391
	IEI Integration Corp.	1,453,669	2,384
*	First Steamship Co. Ltd.	9,563,441	2,370
	Speed Tech Corp.	1,513,000	2,349
	Global Brands Manufacture Ltd.	2,934,799	2,342
*	Tanvex BioPharma Inc.	2,563,160	2,339
	Firich Enterprises Co. Ltd.	2,984,129	2,320
	Dynamic Holding Co. Ltd.	4,559,365	2,292
	Radium Life Tech Co. Ltd.	8,145,715	2,291
	Sincere Navigation Corp.	4,024,309	2,197
*	Gigastorage Corp.	4,153,817	2,105
	Syncmold Enterprise Corp.	1,129,099	2,066
*	Shining Building Business Co. Ltd.	7,324,769	2,060
	Ultra Chip Inc.	859,000	2,056
*	Li Peng Enterprise Co. Ltd.	8,547,714	2,052
	China Bills Finance Corp.	4,639,000	2,044
	Kaimei Electronic Corp.	1,267,200	2,032
	Sensortek Technology Corp.	330,000	2,012
	91APP Inc.	815,931	2,011
	Kuo Yang Construction Co. Ltd.	3,579,000	1,990
*	Elitegroup Computer Systems Co. Ltd.	3,126,479	1,984
	Zeng Hsing Industrial Co. Ltd.	592,619	1,976
	Elite Advanced Laser Corp.	1,811,862	1,970
	Formosan Rubber Group Inc.	3,189,306	1,958
	Ichia Technologies Inc.	3,516,439	1,944
	HannsTouch Solution Inc.	6,761,304	1,928
	TA-I Technology Co. Ltd.	1,490,535	1,909
	Rechi Precision Co. Ltd.	3,849,896	1,891
	PChome Online Inc.	1,180,661	1,836
	Lingsen Precision Industries Ltd.	4,474,421	1,783
*	Taigen Biopharmaceuticals Holdings Ltd.	4,042,526	1,778
	VIA Labs Inc.	339,000	1,775
*	Savior Lifetec Corp.	3,540,851	1,772
	Fittech Co. Ltd.	723,890	1,767
	Tyntek Corp.	3,669,095	1,725
	China Chemical & Pharmaceutical Co. Ltd.	2,754,766	1,725
	KEE TAI Properties Co. Ltd.	5,074,979	1,714
*	Ritek Corp.	7,845,658	1,703
	CHC Healthcare Group	1,339,222	1,639
	TYC Brother Industrial Co. Ltd.	2,095,099	1,629
	Ability Enterprise Co. Ltd.	2,620,904	1,628
	Yulon Nissan Motor Co. Ltd.	291,842	1,620
	Rich Development Co. Ltd.	6,364,267	1,615
	Infortrend Technology Inc.	2,995,873	1,600
	WUS Printed Circuit Co. Ltd.	2,273,785	1,598
[2]	Taiwan Cement Corp. GDR	339,566	1,595
	Machvision Inc.	426,775	1,544
	China Electric Manufacturing Corp.	3,583,227	1,535
	Nidec Chaun-Choung Technology Corp.	491,645	1,531
	Kuo Toong International Co. Ltd.	2,541,809	1,524
	Yeong Guan Energy Technology Group Co. Ltd.	952,217	1,466
		Shares	Market Value• ($000)
	Rexon Industrial Corp. Ltd.	1,678,000	1,466
	Cyberlink Corp.	518,066	1,448
*	Gigasolar Materials Corp.	480,916	1,429
	Egis Technology Inc.	822,582	1,429
	Iron Force Industrial Co. Ltd.	648,535	1,426
	L&K Engineering Co. Ltd.	1,585,623	1,409
*	Hong Pu Real Estate Development Co. Ltd.	2,041,931	1,393
*	Brogent Technologies Inc.	410,643	1,387
*	Newmax Technology Co. Ltd.	1,553,000	1,344
	Dyaco International Inc.	1,140,000	1,258
	Basso Industry Corp.	1,044,339	1,250
*	Darwin Precisions Corp.	4,662,570	1,240
*	Zinwell Corp.	2,403,006	1,232
*	Li Cheng Enterprise Co. Ltd.	1,732,420	1,232
	Nan Liu Enterprise Co. Ltd.	556,000	1,207
*	Medigen Biotechnology Corp.	1,297,797	1,196
	FSP Technology Inc.	956,071	1,095
	Taiyen Biotech Co. Ltd.	1,165,580	1,084
	AGV Products Corp.	3,744,983	1,074
	Senao International Co. Ltd.	1,158,253	1,068
	Sheng Yu Steel Co. Ltd.	1,463,000	1,055
	Shin Foong Specialty & Applied Materials Co. Ltd.	660,361	1,051
	Tong-Tai Machine & Tool Co. Ltd.	2,511,126	1,036
*	ALI Corp.	1,800,362	998
*	Globe Union Industrial Corp.	2,405,001	884
	Jess-Link Products Co. Ltd.	801,887	873
	Test Rite International Co. Ltd.	1,252,492	784
	GeneReach Biotechnology Corp.	464,898	732
*,3	Roo Hsing Co. Ltd.	7,988,144	724
	Toung Loong Textile Manufacturing	598,210	491
*,3	E-Ton Solar Tech Co. Ltd.	696,074	130
*,3	Taiwan Land Development Corp.	448,935	—
*,3	Unity Opto Technology Co. Ltd.	4,231,961	—
*,3	Pihsiang Machinery Manufacturing Co. Ltd.	1,232,000	—
*,3	XPEC Entertainment Inc.	872,075	—
*,3	Green Energy Technology Inc.	2,817,405	—
*,3	Pharmally International Holding Co. Ltd.	868,039	—
*,3	Mercuries Life Insurance Co. Ltd. Rights Exp. 11/3/22	5,436,810	—
*,3	Zeng Hsing Industrial Co. Ltd. Rights Exp. 11/11/22	44,053	—
*	Shanghai Comm & Savings Bank Trust Department Rights Exp. 12/8/22	3,204,488	—
			12,461,364
Thailand (0.8%)
	PTT PCL (Foreign)	192,725,365	182,389
	CP ALL PCL (Foreign)	80,405,000	126,825
*	Airports of Thailand PCL (Foreign)	56,081,464	109,094
	Bangkok Dusit Medical Services PCL (Foreign)	122,366,467	94,975
	PTT Exploration & Production PCL (Foreign)	18,568,217	88,780
	Siam Cement PCL (Foreign)	9,982,147	85,011
	Kasikornbank PCL (Foreign)	20,476,429	78,788
	Advanced Info Service PCL (Foreign)	15,247,625	76,620
	Gulf Energy Development PCL (Foreign)	56,350,303	74,891
	Central Pattana PCL (Foreign)	36,810,711	66,599
	SCB X PCL (Foreign)	23,282,653	65,051
	Delta Electronics Thailand PCL (Foreign)	4,218,641	64,505
	Energy Absolute PCL (Foreign)	22,423,744	57,085
	Charoen Pokphand Foods PCL (Foreign)	65,861,112	43,789
*	Minor International PCL (Foreign)	57,323,801	42,582
	Central Retail Corp. PCL (Foreign)	37,718,622	41,626
	Krung Thai Bank PCL (Foreign)	86,563,591	39,888
	Bumrungrad Hospital PCL (Foreign)	6,626,243	39,499
	Intouch Holdings PCL (Foreign)	19,108,467	36,174
	Bangkok Bank PCL (Foreign)	8,978,964	34,384
	PTT Global Chemical PCL (Foreign)	28,279,581	32,400

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Indorama Ventures PCL (Foreign)	29,092,883	32,239
	Home Product Center PCL (Foreign)	77,110,761	29,632
[1]	Banpu PCL (Foreign)	82,063,512	26,975
	Land & Houses PCL (Foreign)	110,440,888	26,690
	Bangkok Expressway & Metro PCL (Foreign)	103,642,986	25,607
	SCG Packaging PCL (Foreign)	18,457,709	25,244
[1]	Krungthai Card PCL (Foreign)	16,783,339	25,180
	BTS Group Holdings PCL (Foreign)	115,270,646	25,130
	Digital Telecommunications Infrastructure Fund	69,698,289	24,707
	Thai Oil PCL (Foreign)	16,832,249	24,203
	PTT Oil & Retail Business PCL (Foreign)	35,149,183	22,285
	TMBThanachart Bank PCL (Foreign)	592,754,374	21,212
	Thonburi Healthcare Group PCL (Foreign)	11,282,827	20,030
	Thai Union Group PCL (Foreign)	42,302,060	20,021
	Tisco Financial Group PCL (Foreign)	7,651,609	19,313
	Siam Makro PCL (Foreign)	19,595,578	18,568
	True Corp. PCL (Foreign)	136,963,520	17,875
	Ratch Group PCL (Foreign)	16,303,354	17,551
	Electricity Generating PCL (Foreign)	3,648,238	16,356
	Asset World Corp. PCL (Foreign)	99,308,998	15,948
	Kiatnakin Phatra Bank PCL (Foreign)	8,118,820	15,593
	Global Power Synergy PCL (Foreign)	9,129,576	14,879
*	Beyond Securities PCL (Foreign)	40,084,174	14,677
	JMT Network Services PCL (Foreign)	7,843,517	13,423
[1]	WHA Corp. PCL (Foreign)	125,153,315	12,961
	Com7 PCL (Foreign)	16,240,914	12,915
*,1	Central Plaza Hotel PCL (Foreign)	9,559,952	12,783
[1]	IRPC PCL (Foreign)	147,327,224	12,177
	Osotspa PCL (Foreign)	17,434,483	12,155
	Berli Jucker PCL (Foreign)	13,491,328	12,114
	Bangchak Corp. PCL (Foreign)	14,634,950	11,761
[1]	KCE Electronics PCL (Foreign)	10,456,775	11,579
	CPN Retail Growth Leasehold REIT	23,770,302	11,549
	Ngern Tid Lor PCL (Foreign)	16,465,427	11,272
	Jasmine Broadband Internet Infrastructure Fund	53,048,368	11,089
	Carabao Group PCL (Foreign)	4,586,606	10,891
	Forth Corp. PCL (Foreign)	7,812,406	10,879
[1]	Siam Global House PCL (Foreign)	20,232,000	10,705
	Total Access Communication PCL (Foreign)	8,890,008	10,529
	Thanachart Capital PCL (Foreign)	9,595,102	10,088
	Bangkok Commercial Asset Management PCL (Foreign)	24,436,590	9,822
	Supalai PCL (Foreign)	17,602,263	9,714
	Esso Thailand PCL (Foreign)	24,809,553	9,473
	Srisawad Corp. PCL (Foreign)	8,334,379	8,998
	Singer Thailand PCL (Foreign)	9,378,540	8,957
[1]	Mega Lifesciences PCL (Foreign)	7,660,356	8,912
	Jay Mart PCL (Foreign)	7,476,487	8,893
	Muangthai Capital PCL (Foreign)	9,226,031	8,804
	B Grimm Power PCL (Foreign)	9,483,352	8,410
[1]	CH Karnchang PCL (Foreign)	13,096,348	7,998
	Gunkul Engineering PCL (Foreign)	57,139,395	7,755
	Chularat Hospital PCL (Foreign)	82,079,652	7,636
	Ramkhamhaeng Hospital PCL (Foreign)	5,178,664	7,554
	AP Thailand PCL (Foreign)	29,199,070	7,522
	Star Petroleum Refining PCL (Foreign)	23,094,732	7,256
	Dhipaya Group Holdings PCL (Foreign)	4,962,672	7,076
[1]	Bangkok Chain Hospital PCL (Foreign)	14,382,430	6,997
	Hana Microelectronics PCL (Foreign)	7,568,953	6,943
	Vibhavadi Medical Center PCL (Foreign)	91,548,728	6,884
	Amata Corp. PCL (Foreign)	13,175,575	6,759
	AEON Thana Sinsap Thailand PCL (Foreign)	1,552,368	6,671
	VGI PCL (Foreign)	69,430,614	6,648
	CK Power PCL (Foreign)	50,179,219	6,528
	Thailand Future Fund	32,074,189	6,196
		Shares	Market Value• ($000)
	Sansiri PCL (Foreign)	178,637,521	6,154
[1]	Sri Trang Agro-Industry PCL (Foreign)	11,293,471	5,707
[1]	Dohome PCL (Foreign)	15,960,620	5,409
*	Jasmine Technology Solution PCL (Foreign)	4,134,301	5,242
[1]	TOA Paint Thailand PCL (Foreign)	6,186,760	5,128
*	Plan B Media PCL (Foreign)	27,369,155	5,078
	TPI Polene PCL (Foreign)	107,124,466	4,982
[1]	TQM Alpha PCL (Foreign)	4,728,453	4,669
	Tipco Asphalt PCL (Foreign)	9,858,167	4,428
	Sino-Thai Engineering & Construction PCL (Foreign)	13,887,601	4,280
	Thaifoods Group PCL (Foreign)	28,900,005	4,259
	Thoresen Thai Agencies PCL (Foreign)	20,593,791	4,073
	Thai Vegetable Oil PCL (Foreign)	5,206,502	3,896
*	STARK Corp. PCL (Foreign)	46,019,884	3,871
	Siam City Cement PCL (Foreign)	964,266	3,824
	Sri Trang Gloves Thailand PCL (Foreign)	13,077,296	3,821
	Quality Houses PCL (Foreign)	67,267,543	3,815
	TTW PCL (Foreign)	16,147,331	3,685
	MBK PCL (Foreign)	7,358,038	3,637
	BEC World PCL (Foreign)	14,114,804	3,576
	Bangkok Life Assurance PCL (Foreign)	4,102,546	3,527
	Bangkok Land PCL (Foreign)	129,515,195	3,437
*	BTS Rail Mass Transit Growth Infrastructure Fund	32,054,557	3,336
[1]	Precious Shipping PCL (Foreign)	9,587,997	3,318
	Major Cineplex Group PCL (Foreign)	6,800,679	3,255
*,1	Jasmine International PCL (Foreign)	48,032,178	3,056
	PTG Energy PCL (Foreign)	8,263,777	3,022
*,1	Kerry Express Thailand PCL (Foreign)	6,473,000	2,994
*	Bangkok Airways PCL (Foreign)	8,341,893	2,960
	Ratchthani Leasing PCL (Foreign)	24,276,994	2,861
[1]	Super Energy Corp. PCL (Foreign)	152,719,066	2,811
[1]	Banpu Power PCL (Foreign)	6,863,437	2,690
	GFPT PCL (Foreign)	6,946,795	2,684
	Thaicom PCL (Foreign)	8,446,878	2,552
	TPI Polene Power PCL (Foreign)	28,372,012	2,505
*	Italian-Thai Development PCL (Foreign)	45,726,183	2,321
	Workpoint Entertainment PCL (Foreign)	4,658,553	2,216
	BCPG PCL (Foreign)	8,752,273	2,198
	Origin Property PCL (Foreign)	8,151,381	2,184
	Pruksa Holding PCL (Foreign)	6,478,484	2,048
	MK Restaurants Group PCL (Foreign)	1,327,640	2,035
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT	11,081,686	1,965
[1]	Bangkok Life Assurance PCL NVDR	2,227,525	1,915
*	U City plc (Foreign)	44,217,565	1,873
	Pruksa Real Estate PCL (Foreign)	7,721,100	1,826
[1]	Taokaenoi Food & Marketing PCL (Foreign)	7,071,393	1,301
	SPCG PCL (Foreign)	3,273,834	1,180
[1]	LPN Development PCL (Foreign)	10,328,989	1,124
*,1,3	Thai Airways International PCL (Foreign)	13,550,615	906
*	Samart Corp. PCL (Foreign)	5,775,730	865
*	Unique Engineering & Construction PCL (Foreign)	6,186,075	729
	IMPACT Growth REIT	2,105,916	664
*,3	Thai Union Group PCL Rights Exp. 12/31/22	1,199,507	555
*,3	Singer Thailand PCL Rights Exp. 12/31/23	6,546,516	308
*	VGI PCL Warrants Exp. 5/23/27	16,082,270	72
*,3	Inter Far East Energy Corp.	5,655,044	52
*	BCPG PCL Warrants Exp. 11/13/23	1	—
*	Samart Corp. PCL Warrants Exp. 5/17/24	1	—
			2,531,025
Turkey (0.2%)
	BIM Birlesik Magazalar A/S	5,853,926	42,148
*	Turk Hava Yollari AO	7,280,033	39,624
	Turkiye Sise ve Cam Fabrikalari A/S	19,042,119	33,954

Total International Stock Index Fund
		Shares	Market Value• ($000)
	KOC Holding A/S	11,267,490	33,612
*	Turkiye Petrol Rafinerileri A/S	1,654,919	33,525
	Akbank TAS	41,056,129	32,275
*	Sasa Polyester Sanayi A/S	4,436,024	28,571
	Eregli Demir ve Celik Fabrikalari TAS	17,802,193	28,370
*	Hektas Ticaret TAS	15,495,005	23,824
	Enka Insaat ve Sanayi A/S	23,611,915	23,783
	Turkcell Iletisim Hizmetleri A/S	15,601,489	21,534
	Turkiye Is Bankasi A/S Class C	41,703,071	20,891
	Haci Omer Sabanci Holding A/S	11,480,163	20,675
	Yapi ve Kredi Bankasi A/S	36,151,395	17,900
	Ford Otomotiv Sanayi A/S	824,251	16,087
	Aksa Enerji Uretim A/S Class B	6,264,102	13,933
	Aselsan Elektronik Sanayi ve Ticaret A/S	7,774,773	13,460
*	Petkim Petrokimya Holding A/S	16,199,127	11,588
	Turkiye Garanti Bankasi A/S	7,839,235	9,906
*	TAV Havalimanlari Holding A/S	2,231,502	9,399
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S Class B	2,574,090	9,266
	Arcelik A/S	2,122,630	8,971
	Tofas Turk Otomobil Fabrikasi A/S	1,588,034	8,379
	Coca-Cola Icecek A/S	890,113	8,221
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	12,700,443	8,162
*	Gubre Fabrikalari TAS	1,022,264	8,009
*	Pegasus Hava Tasimaciligi A/S	462,975	7,963
	AG Anadolu Grubu Holding A/S	1,674,995	7,741
*	Can2 Termik A/S	997,026	7,658
*	Migros Ticaret A/S	1,132,627	7,365
	Anadolu Efes Biracilik ve Malt Sanayii A/S Class B	2,611,718	6,720
*	Turkiye Vakiflar Bankasi TAO	14,022,087	6,452
	Koza Altin Isletmeleri A/S	593,062	6,203
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	25,613,056	6,073
	Alarko Holding A/S	1,723,182	5,947
*	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	14,308,801	5,891
	Aksa Akrilik Kimya Sanayii A/S	1,511,922	5,658
	Bera Holding A/S	4,039,751	4,975
	Turk Telekomunikasyon A/S	7,194,669	4,795
[2]	Mavi Giyim Sanayi ve Ticaret A/S Class B	973,746	4,561
*	Sok Marketler Ticaret A/S	3,317,660	4,215
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	3,272,523	4,155
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	2,330,265	3,989
	Borusan Yatirim ve Pazarlama A/S	99,150	3,957
*	Oyak Cimento Fabrikalari A/S	4,367,032	3,944
	Tekfen Holding A/S	2,204,316	3,909
	Dogan Sirketler Grubu Holding A/S	12,158,517	3,889
[2]	Enerjisa Enerji A/S	3,444,136	3,795
	Turk Traktor ve Ziraat Makineleri A/S	183,661	3,754
*	Turkiye Halk Bankasi A/S	8,219,514	3,640
	Nuh Cimento Sanayi A/S	744,128	3,500
*,2	MLP Saglik Hizmetleri A/S Class B	990,214	3,466
	Tat Gida Sanayi A/S	2,197,482	3,344
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	3,045,695	3,319
	Is Yatirim Menkul Degerler A/S	1,643,498	3,190
	Otokar Otomotiv ve Savunma Sanayi A/S	104,903	2,982
*	Ulker Biskuvi Sanayi A/S	2,056,769	2,906
	Logo Yazilim Sanayi ve Ticaret A/S	1,006,290	2,842
	Dogus Otomotiv Servis ve Ticaret A/S	425,890	2,806
	Iskenderun Demir ve Celik A/S	2,043,156	2,795
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	11,765,546	2,763
	Vestel Elektronik Sanayi ve Ticaret A/S	1,035,683	2,567
*	Turkiye Sinai Kalkinma Bankasi A/S	15,856,119	2,565
	Cimsa Cimento Sanayi ve Ticaret A/S	617,172	2,542
	Kordsa Teknik Tekstil A/S	731,090	2,521
	EGE Endustri ve Ticaret A/S	13,989	2,482
		Shares	Market Value• ($000)
	Aygaz A/S	746,718	2,364
*	Is Gayrimenkul Yatirim Ortakligi A/S	5,666,425	2,320
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	2,113,713	2,258
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	7,271,166	2,113
*	NET Holding A/S	2,660,790	2,076
*	Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim A/S	1,320,007	1,940
	Kervan Gida Sanayi ve Ticaret A/S Class B	1,812,514	1,819
*	Zorlu Enerji Elektrik Uretim A/S	6,889,111	1,750
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	1,805,487	1,668
*	Is Finansal Kiralama A/S	3,428,404	1,566
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	593,273	1,503
*	Konya Cimento Sanayii A/S	11,624	1,503
*	Albaraka Turk Katilim Bankasi A/S	11,536,574	1,420
	Polisan Holding A/S	2,589,101	1,364
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	1,130,940	1,309
*	Torunlar Gayrimenkul Yatirim Ortakligi A/S	2,009,237	1,285
	Kartonsan Karton Sanayi ve Ticaret A/S	212,792	1,064
*	Sekerbank Turk A/S	8,616,933	940
	Akcansa Cimento A/S	345,555	817
*	Aksigorta A/S	3,361,144	468
*	Aksigorta A/S Rights Exp. 11/10/22	3,361,144	464
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	230,689	120
*,3	Asya Katilim Bankasi A/S	6,861,580	—
			732,037
United Arab Emirates (0.4%)
	Emirates Telecommunications Group Co. PJSC	46,409,175	326,166
	First Abu Dhabi Bank PJSC	58,913,890	287,309
*	Alpha Dhabi Holding PJSC	17,810,772	118,819
	Abu Dhabi Commercial Bank PJSC	36,934,355	95,075
	Emaar Properties PJSC	53,469,012	88,264
	Dubai Islamic Bank PJSC	38,412,231	60,856
	Aldar Properties PJSC	48,863,999	57,477
	Abu Dhabi Islamic Bank PJSC	19,385,997	50,159
*	Multiply Group	45,079,690	48,609
	Abu Dhabi National Oil Co. for Distribution PJSC	38,258,845	47,019
	Dubai Electricity & Water Authority PJSC	44,544,284	29,600
*	Q Holding PJSC	27,429,428	29,541
	Fertiglobe plc	15,254,090	21,131
	ADNOC Drilling Co. PJSC	21,150,767	19,284
	Borouge plc	24,488,055	18,120
*	Abu Dhabi Ports Co. PJSC	11,622,024	17,956
	Air Arabia PJSC	30,559,614	16,973
	Dubai Investments PJSC	27,550,736	16,350
*	Emaar Development PJSC	11,046,110	12,864
	Dana Gas PJSC	45,240,417	11,582
	GFH Financial Group BSC	44,384,904	10,754
	AL Yah Satellite Communications Co-PJSC-Yah Sat	12,480,306	9,307
	Dubai Financial Market PJSC	21,627,576	8,318
	Sharjah Islamic Bank	15,573,835	8,309
*	Apex Investment Co. PSC	6,637,149	6,932
*	AL Seer Marine Supplies & Equipment Co. LLC	2,565,218	6,319
	Aramex PJSC	5,780,412	5,717
*	RAK Properties PJSC	12,918,034	2,601
*,3	Arabtec Holding PJSC	11,126,461	1,605
*,3	Drake & Scull International PJSC	7,671,678	773
			1,433,789
United Kingdom (9.9%)
	Shell plc	97,584,867	2,703,258
	AstraZeneca plc	19,702,783	2,311,771

Total International Stock Index Fund
		Shares	Market Value• ($000)
	HSBC Holdings plc	268,439,463	1,377,646
	BP plc	247,472,035	1,369,166
	Diageo plc	30,066,659	1,237,319
	British American Tobacco plc	29,860,667	1,179,301
	Glencore plc	174,541,413	1,000,659
	Unilever plc	21,424,903	977,881
	GSK plc	53,292,921	872,997
	Rio Tinto plc	14,509,043	758,267
	RELX plc	24,708,459	663,681
	Reckitt Benckiser Group plc	9,533,455	632,678
	Unilever plc	12,416,181	564,370
	National Grid plc	48,586,620	529,357
	Compass Group plc	23,754,377	500,311
	Anglo American plc	16,100,429	482,276
	Lloyds Banking Group plc	911,289,346	437,663
	London Stock Exchange Group plc	4,878,149	422,848
	BAE Systems plc	42,074,494	393,547
	Experian plc	12,264,192	391,047
	Vodafone Group plc	334,728,787	390,763
	Barclays plc	215,264,110	365,788
	CRH plc	9,676,493	348,527
	Prudential plc	36,675,481	340,703
*	Flutter Entertainment plc	2,342,787	310,516
	Imperial Brands plc	12,596,034	306,828
	Ferguson plc	2,810,966	306,560
	Ashtead Group plc	5,884,142	306,523
	SSE plc	14,234,405	254,381
	Tesco plc	98,589,090	243,504
	Legal & General Group plc	79,161,400	211,778
*	Haleon plc	66,593,856	204,207
	Rentokil Initial plc	32,623,783	203,576
	Standard Chartered plc	32,565,778	194,572
	NatWest Group plc	67,825,938	182,676
	Aviva plc	37,279,400	178,815
	3i Group plc	12,695,269	169,080
	Bunzl plc	4,498,532	146,587
	Segro plc	16,032,571	144,293
	Croda International plc	1,797,361	139,241
	BT Group plc	92,633,101	138,045
	Smith & Nephew plc	11,627,512	137,401
	InterContinental Hotels Group plc	2,449,249	131,600
	WPP plc	14,239,927	125,313
	Halma plc	5,054,872	122,577
	Informa plc	19,215,122	122,437
	Spirax-Sarco Engineering plc	979,519	120,710
	Smurfit Kappa Group plc	3,474,850	114,611
	Sage Group plc	13,573,321	113,130
	Entain plc	7,808,426	112,961
	Burberry Group plc	5,245,358	109,298
	Mondi plc	6,471,082	108,575
	Pearson plc	9,793,484	108,249
*	Rolls-Royce Holdings plc	111,581,891	100,074
	United Utilities Group plc	9,114,997	98,225
	Severn Trent plc	3,345,602	96,018
	Next plc	1,649,312	93,153
	Intertek Group plc	2,154,058	90,240
	Admiral Group plc	3,804,702	87,986
	St. James's Place plc	7,143,763	87,236
	Smiths Group plc	4,830,381	86,524
	Whitbread plc	2,693,065	79,263
[2]	Auto Trader Group plc	12,295,971	73,601
	DCC plc	1,316,157	73,048
	Melrose Industries plc	53,611,782	71,914
	Associated British Foods plc	4,637,962	71,885
	Centrica plc	78,824,295	69,264
	RS Group plc	6,291,074	69,223
	M&G plc	33,792,139	67,910
		Shares	Market Value• ($000)
	Kingfisher plc	26,458,786	66,476
	Persimmon plc	4,232,317	63,332
	Rightmove plc	11,129,235	62,671
	Land Securities Group plc	9,539,445	62,377
	Antofagasta plc	4,616,998	62,216
	Phoenix Group Holdings plc	9,823,635	61,142
	Weir Group plc	3,460,588	60,297
	Barratt Developments plc	13,581,837	58,580
	Beazley plc	8,021,366	57,528
*	Coca-Cola HBC AG	2,617,485	57,175
	DS Smith plc	17,067,432	56,919
	AVEVA Group plc	1,583,884	56,684
[2]	ConvaTec Group plc	21,714,169	54,334
	Berkeley Group Holdings plc	1,363,403	54,246
	Johnson Matthey plc	2,413,289	53,569
	abrdn plc	28,745,815	52,380
	British Land Co. plc	12,392,475	51,985
	J Sainsbury plc	22,968,674	51,199
	Taylor Wimpey plc	46,881,682	50,404
	HomeServe plc	3,659,903	49,813
	Spectris plc	1,411,456	48,920
	IG Group Holdings plc	5,323,460	48,557
	IMI plc	3,429,680	48,313
*	Wise plc Class A	6,201,274	47,234
	Diploma plc	1,623,376	46,174
	Hiscox Ltd.	4,481,508	46,167
	B&M European Value Retail SA	12,405,865	45,847
	Intermediate Capital Group plc	3,718,645	45,281
	Investec plc	8,867,972	44,444
	Dechra Pharmaceuticals plc	1,468,848	44,157
	Hargreaves Lansdown plc	5,041,906	44,064
	UNITE Group plc	4,274,772	43,667
	Tate & Lyle plc	5,359,647	43,066
	Harbour Energy plc	9,872,070	42,843
	Inchcape plc	5,004,594	42,694
	Endeavour Mining plc	2,446,584	42,554
	Man Group plc	16,961,329	42,193
	Howden Joinery Group plc	7,121,002	41,947
*	Ocado Group plc	7,693,810	41,710
	Direct Line Insurance Group plc	17,646,382	40,771
	Tritax Big Box REIT plc	25,017,550	40,227
	Schroders plc	8,759,359	39,330
	ITV plc	49,733,711	38,293
	JD Sports Fashion plc	32,844,221	36,701
	Bellway plc	1,652,159	35,137
	Rotork plc	11,452,159	33,567
	Pennon Group plc	3,489,491	33,533
	Derwent London plc	1,352,242	33,467
	Games Workshop Group plc	436,684	32,054
	Drax Group plc	5,333,791	31,851
*	Marks & Spencer Group plc	26,190,804	31,719
*	Indivior plc	1,670,781	31,647
	QinetiQ Group plc	7,585,896	31,268
	Hikma Pharmaceuticals plc	2,147,123	30,822
	Greggs plc	1,327,658	30,777
	Energean plc	1,814,403	29,823
	Britvic plc	3,532,769	29,506
	Mediclinic International plc	5,182,532	29,482
	Serco Group plc	15,748,236	29,454
	Big Yellow Group plc	2,269,633	29,205
	Safestore Holdings plc	2,751,322	28,505
	LXI REIT plc	20,158,212	28,141
	Balfour Beatty plc	8,148,695	27,919
*,2	Watches of Switzerland Group plc	3,096,089	27,607
	LondonMetric Property plc	12,736,764	27,313
	International Distributions Services plc	11,712,058	27,094
	Travis Perkins plc	2,849,163	26,853

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Virgin Money UK plc	16,582,098	25,845
	Plus500 Ltd.	1,245,809	25,773
	Genus plc	878,721	25,681
	Hays plc	20,346,127	25,653
*	Oxford Nanopore Technologies plc	8,487,726	25,568
	Grainger plc	9,758,549	25,373
	Assura plc	39,181,256	25,104
*	SSP Group plc	10,519,249	24,460
*,1	TUI AG	16,142,642	24,362
	Cranswick plc	705,256	24,079
	Micro Focus International plc	4,030,513	24,032
*	Playtech plc	4,031,901	23,958
	Spirent Communications plc	8,065,471	23,942
	OSB Group plc	4,986,188	23,762
*,2	Network International Holdings plc	6,311,906	23,637
*,2	Trainline plc	6,136,469	23,354
	Euromoney Institutional Investor plc	1,405,806	23,346
	Primary Health Properties plc	17,876,836	22,777
*	WH Smith plc	1,680,863	22,724
	Close Brothers Group plc	2,007,369	22,615
	Grafton Group plc	2,826,896	22,381
	TP ICAP Group plc	10,475,911	22,094
	Telecom Plus plc	878,592	21,359
	Softcat plc	1,661,261	21,345
	Dr. Martens plc	7,495,324	21,316
	Computacenter plc	1,022,515	21,216
	Future plc	1,504,927	21,091
	Victrex plc	1,106,125	21,008
	Pets at Home Group plc	6,346,369	20,984
*,1	International Consolidated Airlines Group SA	14,838,572	20,643
	Fresnillo plc	2,451,490	20,496
[2]	Quilter plc	18,325,758	20,313
	Pagegroup plc	4,178,963	20,157
[1]	Vistry Group plc	2,899,622	20,064
	Great Portland Estates plc	3,400,018	20,042
*	easyJet plc	4,960,301	19,750
[1]	Supermarket Income REIT plc	16,514,851	19,415
	CRH plc	525,568	18,880
[2]	Airtel Africa plc	14,526,264	18,803
*	Darktrace plc	4,572,282	18,715
	Lancashire Holdings Ltd.	3,263,064	18,518
	Rathbones Group plc	856,837	18,416
	Renishaw plc	456,197	18,306
*,2	Deliveroo plc Class A	17,545,004	17,571
*	Frasers Group plc	2,284,053	16,948
	Savills plc	1,780,862	16,826
*	Carnival plc	2,094,853	16,644
	Paragon Banking Group plc	3,300,104	16,146
	Diversified Energy Co. plc	10,772,910	15,553
	Oxford Instruments plc	698,006	15,266
	Shaftesbury plc	3,633,904	15,261
	Mitie Group plc	18,460,719	15,156
	Dunelm Group plc	1,499,641	14,886
	Centamin plc	14,500,714	14,741
	Redrow plc	3,051,696	14,685
	Bodycote plc	2,567,658	14,604
*	IWG plc	9,584,039	14,487
*	John Wood Group plc	8,967,046	14,418
	Moneysupermarket.com Group plc	6,842,373	14,393
*	S4 Capital plc	7,128,340	14,360
*	Helios Towers plc	9,991,461	14,356
	Ashmore Group plc	6,018,634	14,253
	AJ Bell plc	3,806,765	14,159
*	National Express Group plc	7,197,205	13,952
[2]	Biffa plc	2,950,424	13,885
	Domino's Pizza Group plc	5,360,368	13,863
*,1,2	Countryside Partnerships plc	5,689,512	13,861
		Shares	Market Value• ($000)
[2]	JTC plc	1,722,163	13,857
	Chemring Group plc	3,802,501	13,182
	Coats Group plc	18,833,740	13,066
*	Ascential plc	5,690,605	12,534
	Redde Northgate plc	3,192,777	12,211
	Capital & Counties Properties plc	9,955,641	12,211
	Bank of Georgia Group plc	493,672	12,045
	Hill & Smith Holdings plc	1,064,158	12,029
	Firstgroup plc	9,932,322	11,925
*	Capricorn Energy plc	4,118,096	11,698
	Sirius Real Estate Ltd.	14,392,820	11,644
	Ninety One plc	4,903,982	11,406
	Premier Foods plc	9,478,897	11,268
	Bytes Technology Group plc	2,699,746	11,118
	Vesuvius plc	2,853,964	11,087
	IntegraFin Holdings plc	3,818,616	11,016
*	Babcock International Group plc	3,411,368	10,775
	Kainos Group plc	745,633	10,587
[1]	Hammerson plc	48,254,093	10,579
	Morgan Advanced Materials plc	3,717,913	10,476
	Essentra plc	4,010,860	10,326
[1]	Home REIT plc	10,689,921	10,311
	Clarkson plc	325,678	10,308
	TBC Bank Group plc	459,146	9,914
	Currys plc	13,190,025	9,851
*	Auction Technology Group plc	1,147,627	9,822
*	C&C Group plc	5,124,217	9,614
	Morgan Sindall Group plc	531,194	9,373
[2]	Ibstock plc	5,200,569	9,272
*,2	Spire Healthcare Group plc	3,684,058	9,152
	Just Group plc	13,607,610	9,039
	Genuit Group plc	3,080,143	9,002
	NCC Group plc	3,905,905	8,932
*,1	Tullow Oil plc	19,122,403	8,887
	Workspace Group plc	1,884,837	8,837
	Marshalls plc	3,035,748	8,784
	IP Group plc	12,970,184	8,741
	Volution Group plc	2,462,589	8,717
	Senior plc	5,780,258	8,623
[2]	Petershill Partners plc	3,774,161	8,565
	FDM Group Holdings plc	1,136,036	8,197
*	Elementis plc	7,742,344	8,185
*,1	THG plc Class B	12,990,101	7,920
	Liontrust Asset Management plc	807,972	7,913
[2]	Bridgepoint Group plc	3,382,077	7,730
	Crest Nicholson Holdings plc	3,295,278	7,638
*	Molten Ventures plc	2,017,928	7,397
	UK Commercial Property REIT Ltd.	10,008,872	7,009
	Jupiter Fund Management plc	5,883,370	7,000
*	Petrofac Ltd.	5,571,866	6,882
	Picton Property Income Ltd.	6,853,820	6,759
	Keller Group plc	930,650	6,697
[2]	ContourGlobal plc	2,292,919	6,638
[2]	TI Fluid Systems plc	4,166,283	6,615
	Hilton Food Group plc	936,476	6,563
	Synthomer plc	4,954,892	6,410
	Provident Financial plc	3,336,274	6,254
	Balanced Commercial Property Trust Ltd.	6,487,619	6,214
	RHI Magnesita NV	291,275	6,204
*,1,2	Aston Martin Lagonda Global Holdings plc	5,093,102	6,155
*	Capita plc	21,883,558	6,089
*,1	ASOS plc	929,053	5,982
*	J D Wetherspoon plc	1,144,750	5,942
*	Moonpig Group plc	3,725,000	5,856
	Halfords Group plc	2,814,862	5,683
*	Greencore Group plc	7,071,339	5,444
*	PureTech Health plc	2,035,918	5,405

Total International Stock Index Fund
		Shares	Market Value• ($000)
*,2	Trustpilot Group plc	4,341,690	5,399
	AG Barr plc	1,044,732	5,384
	PZ Cussons plc	2,307,114	5,290
*,2	Wizz Air Holdings plc	269,620	5,285
	Rentokil Initial plc ADR	168,230	5,205
	Helical plc	1,333,586	5,045
	Wickes Group plc	3,318,768	4,832
	Devro plc	2,239,534	4,596
*	888 Holdings plc	4,213,152	4,484
	Ferrexpo plc	3,801,154	4,458
*	Mitchells & Butlers plc	3,272,984	4,363
	Avon Protection plc	360,502	4,294
[2]	CMC Markets plc	1,444,591	4,066
	XP Power Ltd.	198,750	3,997
*	Alphawave IP Group plc	2,907,849	3,760
*	Restaurant Group plc	9,661,660	3,523
*	Oxford Biomedica plc	916,916	3,392
	CLS Holdings plc	2,032,765	3,336
*	Marston's plc	7,881,259	3,158
*	SIG plc	8,783,670	3,143
*,1	AO World plc	5,806,761	2,981
	Hochschild Mining plc	4,173,058	2,550
[2]	Alfa Financial Software Holdings plc	1,298,821	2,250
	Micro Focus International plc ADR	370,317	2,192
[2]	Bakkavor Group plc	1,801,815	1,881
*	Rank Group plc	2,629,704	1,582
	RHI Magnesita NV	64,734	1,376
*,1,3	NMC Health plc	1,316,787	—
*,1	Intu Properties plc	14,406,415	—
[3]	Evraz plc	7,417,198	—
*,2,3	Finablr plc	3,002,811	—
			31,535,675
Total Common Stocks (Cost $335,123,195)			314,280,141
	Shares	Market Value• ($000)
Temporary Cash Investments (2.5%)
Money Market Fund (2.5%)
[6,7] Vanguard Market Liquidity Fund, 3.117% (Cost $7,946,581)	79,498,380	7,948,248
Total Investments (101.0%) (Cost $343,069,776)		322,228,389
Other Assets and Liabilities—Net (-1.0%)		(3,317,065)
Net Assets (100%)		318,911,324
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,138,456,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2022, the aggregate value was $8,246,843,000, representing 2.6% of net assets.
3	Security value determined using significant unobservable inputs.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $4,456,888,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro Stoxx 50 Index	December 2022	32,358	1,156,956	4,077
FTSE 100 Index	December 2022	7,284	593,710	(23,392)
MSCI Emerging Market Index	December 2022	21,026	897,390	(119,101)
S&P ASX 200 Index	December 2022	3,542	388,331	(6,108)
S&P TSX 60 Index	December 2022	2,489	430,293	(3,551)
Topix Index	December 2022	6,193	802,160	4,694
				(143,381)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
UBS AG	12/21/22	AUD	220,790	USD	151,252	—	(9,792)
Bank of America, N.A.	12/21/22	AUD	212,131	USD	143,043	—	(7,131)

Total International Stock Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Morgan Stanley Capital Services LLC	12/21/22	AUD	150,000	USD	98,021	—	(1,916)
Morgan Stanley Capital Services LLC	12/21/22	AUD	109,598	USD	69,866	354	—
Citibank, N.A.	12/21/22	AUD	59,035	USD	39,877	—	(2,053)
HSBC Bank plc	12/21/22	BRL	900,000	USD	168,217	4,156	—
Morgan Stanley Capital Services LLC	12/21/22	BRL	500,000	USD	90,884	4,880	—
Bank of America, N.A.	12/21/22	CAD	258,711	USD	196,941	—	(6,929)
Standard Chartered Bank	12/21/22	CAD	248,565	USD	188,438	—	(5,877)
Toronto-Dominion Bank	12/21/22	CAD	10,382	USD	7,623	2	—
UBS AG	12/21/22	EUR	645,451	USD	650,299	—	(9,739)
State Street Bank & Trust Co.	12/21/22	EUR	264,454	USD	266,218	—	(3,768)
Bank of America, N.A.	12/21/22	EUR	259,269	USD	260,539	—	(3,235)
Morgan Stanley Capital Services LLC	12/21/22	EUR	19,200	USD	19,043	11	—
Royal Bank of Canada	12/21/22	GBP	206,002	USD	237,965	—	(1,304)
Toronto-Dominion Bank	12/21/22	GBP	204,975	USD	236,399	—	(918)
Barclays Bank plc	12/21/22	GBP	100,000	USD	106,820	8,064	—
JPMorgan Chase Bank, N.A.	12/21/22	GBP	75,000	USD	87,018	—	(856)
Morgan Stanley Capital Services LLC	12/21/22	GBP	8,735	USD	10,030	4	—
BNP Paribas	12/21/22	INR	14,918,774	USD	185,462	—	(5,995)
Citibank, N.A.	12/21/22	INR	7,704,789	USD	95,512	—	(2,826)
HSBC Bank plc	12/21/22	INR	7,516,134	USD	93,336	—	(2,919)
UBS AG	12/21/22	INR	7,440,972	USD	92,679	—	(3,166)
JPMorgan Chase Bank, N.A.	12/21/22	JPY	40,468,771	USD	286,898	—	(12,958)
UBS AG	12/21/22	JPY	29,231,783	USD	207,271	—	(9,396)
Toronto-Dominion Bank	12/21/22	JPY	28,085,439	USD	199,118	—	(9,003)
Deutsche Bank AG	12/21/22	JPY	28,085,438	USD	196,992	—	(6,877)
Morgan Stanley Capital Services LLC	12/21/22	JPY	2,060,820	USD	13,937	13	—
UBS AG	12/21/22	USD	107,044	AUD	157,820	5,930	—
Bank of Montreal	12/21/22	USD	64,584	AUD	100,000	514	—
Morgan Stanley Capital Services LLC	12/21/22	USD	9,250	AUD	14,399	25	—
HSBC Bank plc	12/21/22	USD	272,286	BRL	1,458,032	—	(6,966)
Toronto-Dominion Bank	12/21/22	USD	11,892	CAD	16,176	11	—
State Street Bank & Trust Co.	12/21/22	USD	163,065	CHF	159,192	3,102	—
Toronto-Dominion Bank	12/21/22	USD	156,648	CHF	152,949	2,959	—
State Street Bank & Trust Co.	12/21/22	USD	118,599	EUR	120,000	—	(491)
Morgan Stanley Capital Services LLC	12/21/22	USD	29,357	EUR	29,353	226	—
Bank of America, N.A.	12/21/22	USD	108,107	GBP	92,399	1,957	—
Toronto-Dominion Bank	12/21/22	USD	70,224	GBP	62,379	—	(1,438)
Morgan Stanley Capital Services LLC	12/21/22	USD	15,635	GBP	13,443	191	—
Toronto-Dominion Bank	12/21/22	USD	75,349	HKD	590,305	99	—
Bank of America, N.A.	12/21/22	USD	250,800	JPY	35,931,271	7,575	—
HSBC Bank plc	12/21/22	USD	85,326	JPY	12,256,213	2,361	—
Royal Bank of Canada	12/21/22	USD	69,725	JPY	10,000,000	2,033	—

Total International Stock Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
UBS AG	12/21/22	USD	66,596	JPY	9,549,974	1,951	—
UBS AG	12/21/22	USD	50,612	JPY	7,488,318	—	(77)
BNP Paribas	12/21/22	USD	31,564	JPY	4,518,755	975	—
Morgan Stanley Capital Services LLC	12/21/22	USD	20,976	JPY	3,074,995	161	—
State Street Bank & Trust Co.	12/21/22	USD	63,550	KRW	87,262,181	2,226	—
Bank of America, N.A.	12/21/22	USD	26,524	TWD	816,261	1,083	—
HSBC Bank plc	12/21/22	USD	26,498	TWD	816,261	1,057	—
						51,920	(115,630)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
TWD—Taiwanese dollar.
USD—U.S. dollar.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Contemporary Amperex Technology Co. Ltd. Class A	8/31/23	BANA	36,747	(1.571)	—	(3,572)
Eva Airways Corp.	8/31/23	BANA	11,459	7.678	—	(531)
Evergreen Marine Corp. Taiwan Ltd.	2/16/23	GSI	19,247	(1.658)	—	(480)
FTSE China A Stock Connect CNY All Cap Index	6/17/23	GSI	209,480	0.569	—	(18,524)
Innolux Corp.	2/16/23	GSI	20,140	(1.424)	—	(1,843)
IRB Brasil Resseguros SA	2/28/23	BANA	1,729	6.926	—	(173)
Nan Ya Printed Circuit Board Corp.	8/31/23	BANA	5,953	3.926	629	—
Yang Ming Marine Transport Corp.	2/16/23	GSI	11,436	(1.408)	—	(44)
					629	(25,167)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At October 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $10,776,000 and cash of $5,080,000 in connection with open forward currency contracts and over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Statement of Assets and Liabilities
As of October 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $334,491,717)	313,722,254
Affiliated Issuers (Cost $8,578,059)	8,506,135
Total Investments in Securities	322,228,389
Investment in Vanguard	12,398
Foreign Currency, at Value (Cost $353,491)	351,939
Cash Collateral Pledged—Futures Contracts	307,108
Cash Collateral Pledged—Over-the-Counter Swap Contracts and Forward Currency Contracts	77,894
Receivables for Investment Securities Sold	5,628
Receivables for Accrued Income	1,145,535
Receivables for Capital Shares Issued	147,010
Variation Margin Receivable—Futures Contracts	27,362
Unrealized Appreciation—Forward Currency Contracts	51,920
Unrealized Appreciation—Over-the-Counter Swap Contracts	629
Total Assets	324,355,812
Liabilities
Due to Custodian	58,937
Payables for Investment Securities Purchased	73,731
Collateral for Securities on Loan	4,456,888
Payables for Capital Shares Redeemed	82,525
Payables to Vanguard	22,093
Unrealized Depreciation—Forward Currency Contracts	115,630
Unrealized Depreciation—Over-the-Counter Swap Contracts	25,167
Deferred Foreign Capital Gains Taxes	609,517
Total Liabilities	5,444,488
Net Assets	318,911,324
1 Includes $4,138,456 of securities on loan.

Total International Stock Index Fund
Statement of Assets and Liabilities (continued)
At October 31, 2022, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	362,412,285
Total Distributable Earnings (Loss)	(43,500,961)
Net Assets	318,911,324

Investor Shares—Net Assets
Applicable to 9,787,526,709 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	148,775,785
Net Asset Value Per Share—Investor Shares	$15.20

ETF Shares—Net Assets
Applicable to 939,055,220 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	44,401,152
Net Asset Value Per Share—ETF Shares	$47.28

Admiral Shares—Net Assets
Applicable to 2,338,839,406 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	59,468,164
Net Asset Value Per Share—Admiral Shares	$25.43

Institutional Shares—Net Assets
Applicable to 316,728,034 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	32,204,426
Net Asset Value Per Share—Institutional Shares	$101.68

Institutional Plus Shares—Net Assets
Applicable to 253,530,203 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	25,784,702
Net Asset Value Per Share—Institutional Plus Shares	$101.70

Institutional Select Shares—Net Assets
Applicable to 77,263,534 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,277,095
Net Asset Value Per Share—Institutional Select Shares	$107.13
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Statement of Operations

Year Ended October 31, 2022
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	11,694,584
Dividends—Affiliated Issuers	22,792
Interest—Affiliated Issuers	35,093
Securities Lending—Net	119,657
Total Income	11,872,126
Expenses
The Vanguard Group—Note B
Investment Advisory Services	14,322
Management and Administrative—Investor Shares	254,912
Management and Administrative—ETF Shares	26,741
Management and Administrative—Admiral Shares	66,011
Management and Administrative—Institutional Shares	24,822
Management and Administrative—Institutional Plus Shares	16,661
Management and Administrative—Institutional Select Shares	3,236
Marketing and Distribution—Investor Shares	12,549
Marketing and Distribution—ETF Shares	1,873
Marketing and Distribution—Admiral Shares	3,128
Marketing and Distribution—Institutional Shares	1,355
Marketing and Distribution—Institutional Plus Shares	906
Marketing and Distribution—Institutional Select Shares	1
Custodian Fees	30,936
Auditing Fees	193
Shareholders’ Reports—Investor Shares	2,704
Shareholders’ Reports—ETF Shares	500
Shareholders’ Reports—Admiral Shares	739
Shareholders’ Reports—Institutional Shares	400
Shareholders’ Reports—Institutional Plus Shares	128
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	139
Other Expenses	6,102
Total Expenses	468,358
Expenses Paid Indirectly	(1,140)
Net Expenses	467,218
Net Investment Income	11,404,908
Realized Net Gain (Loss)
Capital Gain Distributions Received—Affiliated Issuers	95
Investment Securities Sold—Unaffiliated Issuers[2,3]	(3,384,309)
Investment Securities Sold—Affiliated Issuers	(2,742)
Futures Contracts	(328,475)
Swap Contracts	(114,146)
Forward Currency Contracts	(456,536)
Foreign Currencies	(238,569)
Realized Net Gain (Loss)	(4,524,682)

Total International Stock Index Fund
Statement of Operations (continued)
Year Ended October 31, 2022
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers[4]	(109,045,381)
Investment Securities—Affiliated Issuers	(238,596)
Futures Contracts	(137,951)
Swap Contracts	(32,340)
Forward Currency Contracts	(11,958)
Foreign Currencies	(52,085)
Change in Unrealized Appreciation (Depreciation)	(109,518,311)
Net Increase (Decrease) in Net Assets Resulting from Operations	(102,638,085)
1	Dividends are net of foreign withholding taxes of $961,843,000.
2	Realized Gain (Loss) is net of foreign capital gains taxes of $8,000.
3	Includes $1,534,319,000 of net gain (loss) resulting from in-kind redemptions.
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($71,406,000).
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2022 ($000)	2021 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	11,404,908	10,098,297
Realized Net Gain (Loss)	(4,524,682)	25,150,987
Change in Unrealized Appreciation (Depreciation)	(109,518,311)	71,452,751
Net Increase (Decrease) in Net Assets Resulting from Operations	(102,638,085)	106,702,035
Distributions
Investor Shares	(5,679,793)	(4,612,623)
ETF Shares	(1,640,638)	(1,136,860)
Admiral Shares	(2,345,710)	(1,934,491)
Institutional Shares	(1,279,180)	(1,030,240)
Institutional Plus Shares	(998,414)	(1,224,265)
Institutional Select Shares	(314,171)	(248,229)
Total Distributions	(12,257,906)	(10,186,708)
Capital Share Transactions
Investor Shares	2,847,402	1,472,522
ETF Shares	8,149,035	15,078,405
Admiral Shares	1,456,930	(1,622,423)
Institutional Shares	1,228,405	2,422,106
Institutional Plus Shares	2,157,001	(68,586,643)
Institutional Select Shares	1,131,861	(189,949)
Net Increase (Decrease) from Capital Share Transactions	16,970,634	(51,425,982)
Total Increase (Decrease)	(97,925,357)	45,089,345
Net Assets
Beginning of Period	416,836,681	371,747,336
End of Period	318,911,324	416,836,681
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$20.86	$16.39	$17.13	$15.91	$17.91
Investment Operations
Net Investment Income[1]	.548	.506	.389	.524	.500
Net Realized and Unrealized Gain (Loss) on Investments	(5.613)	4.464	(.718)	1.186	(2.016)
Total from Investment Operations	(5.065)	4.970	(.329)	1.710	(1.516)
Distributions
Dividends from Net Investment Income	(.595)	(.500)	(.411)	(.490)	(.484)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.595)	(.500)	(.411)	(.490)	(.484)
Net Asset Value, End of Period	$15.20	$20.86	$16.39	$17.13	$15.91
Total Return[2]	-24.70%	30.45%	-1.93%	10.98%	-8.71%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$148,776	$199,230	$155,670	$148,795	$126,319
Ratio of Total Expenses to Average Net Assets	0.17% [3]	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	3.03%	2.49%	2.39%	3.19%	2.81%
Portfolio Turnover Rate[4]	5%	8%	7%	4%	3%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$64.90	$50.97	$53.30	$49.50	$55.70
Investment Operations
Net Investment Income[1]	1.777	1.677	1.251	1.677	1.612
Net Realized and Unrealized Gain (Loss) on Investments	(17.486)	13.870	(2.256)	3.696	(6.269)
Total from Investment Operations	(15.709)	15.547	(1.005)	5.373	(4.657)
Distributions
Dividends from Net Investment Income	(1.911)	(1.617)	(1.325)	(1.573)	(1.543)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.911)	(1.617)	(1.325)	(1.573)	(1.543)
Net Asset Value, End of Period	$47.28	$64.90	$50.97	$53.30	$49.50
Total Return	-24.64%	30.66%	-1.88%	11.11%	-8.63%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$44,401	$51,747	$28,294	$16,293	$10,389
Ratio of Total Expenses to Average Net Assets	0.07% [2]	0.07%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.16%	2.64%	2.46%	3.28%	2.89%
Portfolio Turnover Rate[3]	5%	8%	7%	4%	3%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$34.90	$27.41	$28.66	$26.61	$29.95
Investment Operations
Net Investment Income[1]	.942	.868	.658	.892	.858
Net Realized and Unrealized Gain (Loss) on Investments	(9.398)	7.478	(1.205)	1.993	(3.369)
Total from Investment Operations	(8.456)	8.346	(.547)	2.885	(2.511)
Distributions
Dividends from Net Investment Income	(1.014)	(.856)	(.703)	(.835)	(.829)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.014)	(.856)	(.703)	(.835)	(.829)
Net Asset Value, End of Period	$25.43	$34.90	$27.41	$28.66	$26.61
Total Return[2]	-24.65%	30.59%	-1.92%	11.08%	-8.63%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$59,468	$80,052	$64,452	$76,314	$65,363
Ratio of Total Expenses to Average Net Assets	0.11% [3]	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	3.11%	2.55%	2.40%	3.25%	2.87%
Portfolio Turnover Rate[4]	5%	8%	7%	4%	3%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$139.55	$109.61	$114.61	$106.43	$119.77
Investment Operations
Net Investment Income[1]	3.806	3.519	2.670	3.597	3.461
Net Realized and Unrealized Gain (Loss) on Investments	(37.582)	29.888	(4.826)	7.960	(13.460)
Total from Investment Operations	(33.776)	33.407	(2.156)	11.557	(9.999)
Distributions
Dividends from Net Investment Income	(4.094)	(3.467)	(2.844)	(3.377)	(3.341)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.094)	(3.467)	(2.844)	(3.377)	(3.341)
Net Asset Value, End of Period	$101.68	$139.55	$109.61	$114.61	$106.43
Total Return	-24.63%	30.62%	-1.89%	11.10%	-8.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$32,204	$42,913	$31,735	$33,476	$28,563
Ratio of Total Expenses to Average Net Assets	0.08% [2]	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	3.14%	2.58%	2.44%	3.27%	2.90%
Portfolio Turnover Rate[3]	5%	8%	7%	4%	3%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$139.59	$109.63	$114.63	$106.45	$119.79
Investment Operations
Net Investment Income[1]	3.815	2.900	2.726	3.617	3.470
Net Realized and Unrealized Gain (Loss) on Investments	(37.597)	30.529	(4.871)	7.947	(13.454)
Total from Investment Operations	(33.782)	33.429	(2.145)	11.564	(9.984)
Distributions
Dividends from Net Investment Income	(4.108)	(3.469)	(2.855)	(3.384)	(3.356)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.108)	(3.469)	(2.855)	(3.384)	(3.356)
Net Asset Value, End of Period	$101.70	$139.59	$109.63	$114.63	$106.45
Total Return	-24.63%	30.63%	-1.88%	11.10%	-8.58%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$25,785	$32,880	$83,550	$118,865	$94,242
Ratio of Total Expenses to Average Net Assets	0.07% [2]	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	3.15%	2.18%	2.50%	3.29%	2.91%
Portfolio Turnover Rate[3]	5%	8%	7%	4%	3%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Institutional Select Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$147.04	$115.49	$120.75	$112.10	$126.15
Investment Operations
Net Investment Income[1]	4.059	3.731	2.896	3.421	3.679
Net Realized and Unrealized Gain (Loss) on Investments	(39.609)	31.522	(5.120)	8.783	(14.163)
Total from Investment Operations	(35.550)	35.253	(2.224)	12.204	(10.484)
Distributions
Dividends from Net Investment Income	(4.360)	(3.703)	(3.036)	(3.554)	(3.566)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.360)	(3.703)	(3.036)	(3.554)	(3.566)
Net Asset Value, End of Period	$107.13	$147.04	$115.49	$120.75	$112.10
Total Return	-24.61%	30.66%	-1.85%	11.13%	-8.56%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,277	$10,014	$8,045	$3,437	$11,470
Ratio of Total Expenses to Average Net Assets	0.047% [2]	0.045%	0.045%	0.045%	0.045%
Ratio of Net Investment Income to Average Net Assets	3.19%	2.60%	2.52%	2.98%	2.93%
Portfolio Turnover Rate[3]	5%	8%	7%	4%	3%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.047%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Notes to Financial Statements
Vanguard Total International Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

Total International Stock Index Fund
During the year ended October 31, 2022, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended October 31, 2022, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Total International Stock Index Fund
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended October 31, 2022, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions

Total International Stock Index Fund
of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2022, the fund had contributed to Vanguard capital in the amount of $12,398,000, representing less than 0.01% of the fund’s net assets and 4.96% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $1,140,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Total International Stock Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of October 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	33,810,441	1,328,288	2,564	35,141,293
Common Stocks—Other	2,167,410	276,881,453	89,985	279,138,848
Temporary Cash Investments	7,948,248	—	—	7,948,248
Total	43,926,099	278,209,741	92,549	322,228,389

Derivative Financial Instruments
Assets
Futures Contracts[1]	8,771	—	—	8,771
Forward Currency Contracts	—	51,920	—	51,920
Swap Contracts	—	629	—	629
Total	8,771	52,549	—	61,320
Liabilities
Futures Contracts[1]	152,152	—	—	152,152
Forward Currency Contracts	—	115,630	—	115,630
Swap Contracts	—	25,167	—	25,167
Total	152,152	140,797	—	292,949
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  At October 31, 2022, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	8,771	—	8,771
Unrealized Appreciation—Forward Currency Contracts	—	51,920	51,920
Unrealized Appreciation—Over-the-Counter Swap Contracts	629	—	629
Total Assets	9,400	51,920	61,320

Unrealized Depreciation—Futures Contracts[1]	152,152	—	152,152
Unrealized Depreciation—Forward Currency Contracts	—	115,630	115,630
Unrealized Depreciation—Over-the-Counter Swap Contracts	25,167	—	25,167
Total Liabilities	177,319	115,630	292,949
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2022, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(328,475)	—	(328,475)
Swap Contracts	(114,146)	—	(114,146)
Forward Currency Contracts	—	(456,536)	(456,536)
Realized Net Gain (Loss) on Derivatives	(442,621)	(456,536)	(899,157)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(137,951)	—	(137,951)
Swap Contracts	(32,340)	—	(32,340)
Forward Currency Contracts	—	(11,958)	(11,958)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(170,291)	(11,958)	(182,249)

Total International Stock Index Fund
F.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions, foreign currency transactions, passive foreign investment companies, swap agreements, and tax expense on capital gains were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	1,482,062
Total Distributable Earnings (Loss)	(1,482,062)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	2,972,266
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(21,484,454)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	(25,032,768)
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	12,257,906	10,186,708
Long-Term Capital Gains	—	—
Total	12,257,906	10,186,708
*	Includes short-term capital gains, if any.
As of October 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	346,602,236
Gross Unrealized Appreciation	59,409,751
Gross Unrealized Depreciation	(83,786,324)
Net Unrealized Appreciation (Depreciation)	(24,376,573)
G.  During the year ended October 31, 2022, the fund purchased $39,015,565,000 of investment securities and sold $23,174,305,000 of investment securities, other than temporary cash investments. Purchases and sales include $3,592,346,000 and $4,695,852,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Total International Stock Index Fund
H.  Capital share transactions for each class of shares were:
	Year Ended October 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	19,695,517	1,142,111	29,028,684	1,401,446
Issued in Lieu of Cash Distributions	5,679,793	315,346	4,612,623	228,684
Redeemed	(22,527,908)	(1,219,656)	(32,168,785)	(1,580,581)
Net Increase (Decrease)—Investor Shares	2,847,402	237,801	1,472,522	49,549
ETF Shares
Issued	8,149,035	141,703	15,078,405	242,276
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)—ETF Shares	8,149,035	141,703	15,078,405	242,276
Admiral Shares
Issued	11,365,401	375,500	13,086,438	385,457
Issued in Lieu of Cash Distributions	2,001,818	66,551	1,658,757	49,137
Redeemed	(11,910,289)	(397,125)	(16,367,618)	(492,116)
Net Increase (Decrease)—Admiral Shares	1,456,930	44,926	(1,622,423)	(57,522)
Institutional Shares
Issued	8,116,506	66,965	9,557,833	70,753
Issued in Lieu of Cash Distributions	1,192,454	9,919	959,279	7,103
Redeemed	(8,080,555)	(67,661)	(8,095,006)	(59,876)
Net Increase (Decrease)—Institutional Shares	1,228,405	9,223	2,422,106	17,980
Institutional Plus Shares
Issued	7,859,041	65,133	10,609,988	77,098
Issued in Lieu of Cash Distributions	973,149	8,099	1,204,532	9,097
Redeemed	(6,675,189)	(55,244)	(80,401,163)	(612,732)
Net Increase (Decrease)—Institutional Plus Shares	2,157,001	17,988	(68,586,643)	(526,537)
Institutional Select Shares
Issued	1,863,078	14,677	1,143,709	7,999
Issued in Lieu of Cash Distributions	314,171	2,484	248,229	1,746
Redeemed	(1,045,388)	(8,001)	(1,581,887)	(11,302)
Net Increase (Decrease)—Institutional Select Shares	1,131,861	9,160	(189,949)	(1,557)
I.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Oct. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Oct. 31, 2022 Market Value ($000)
Vanguard FTSE Emerging Markets ETF	798,368	—	922	179	(239,738)	22,792	—	557,887
Vanguard Market Liquidity Fund	9,870,433	NA [1]	NA [1]	(2,921)	1,142	35,093	95	7,948,248
Total	10,668,801	—	922	(2,742)	(238,596)	57,885	95	8,506,135
1	Not applicable—purchases and sales are for temporary cash investment purposes.
J.  Management has determined that no events or transactions occurred subsequent to October 31, 2022, that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard STAR Funds and Shareholders of Vanguard Total International Stock Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Total International Stock Index Fund (one of the funds constituting Vanguard STAR Funds, referred to hereafter as the "Fund") as of October 31, 2022, the related statement of operations for the year ended October 31, 2022, the statement of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 16, 2022
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The fund hereby designates $8,380,602,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for individual shareholders for the fiscal year.
The fund hereby designates $11,856,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund designates to shareholders foreign source income of $12,659,316,000 and foreign taxes paid of $890,334,000, or if subsequently determined to be different, the maximum amounts allowable by law. Shareholders will receive more detailed information with their Form 1099-DIV to determine the calendar-year amounts to be included on their tax returns.

London Stock Exchange Group companies include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”), and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”). All rights reserved. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license. All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of their licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Indices or the fitness or suitability of the Indices for any particular purpose to which they might be put. The London Stock Exchange Group companies do not provide investment advice and nothing in this document should be taken as constituting financial or investment advice. The London Stock Exchange Group companies make no representation regarding the advisability of investing in any asset. A decision to invest in any such asset should not be made in reliance on any information herein. Indexes cannot be invested in directly. Inclusion of an asset in an index is not a recommendation to buy, sell or hold that asset. The general information contained in this publication should not be acted upon without obtaining specific legal, tax, and investment advice from a licensed professional. No part of this information may be reproduced, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of the London Stock Exchange Group companies. Distribution of the London Stock Exchange Group companies’ index values and the use of their indexes to create financial products require a license with FTSE, FTSE TMX, MTS and/or Russell and/or its licensors.

This page intentionally left blank.

The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 206 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).

1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.
Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. McIsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
Source for Bloomberg indexes: Bloomberg Index Services Limited. Copyright 2022, Bloomberg. All rights reserved.
© 2022 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent No. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q1130 122022

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)        Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended October 31, 2022: $193,000
Fiscal Year Ended October 31, 2021: $302,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended October 31, 2022: $10,494,508
Fiscal Year Ended October 31, 2021: $11,244,694

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)          Audit-Related Fees.

Fiscal Year Ended October 31, 2022: $2,757,764
Fiscal Year Ended October 31, 2021: $2,955,181

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)          Tax Fees.

Fiscal Year Ended October 31, 2022: $5,202,689
Fiscal Year Ended October 31, 2021: $2,047,574

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)          All Other Fees.

Fiscal Year Ended October 31, 2022: $298,000
Fiscal Year Ended October 31, 2021: $280,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)          (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)          For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)          Aggregate Non-Audit Fees.

Fiscal Year Ended October 31, 2022: $5,500,689
Fiscal Year Ended October 31, 2021: $2,327,574

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)          For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD STAR FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: December 19, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: December 19, 2022

VANGUARD STAR FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: December 19, 2022

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 11, 2022 (see File Number 333-11763), Incorporated by Reference.